PowerShares Exchange-Traded
Fund Trust

PowerShares Dynamic Banking Portfolio (NYSE Arca, Inc. – PJB)

PowerShares Dynamic Biotechnology & Genome Portfolio
(NYSE Arca, Inc. – PBE)

PowerShares Dynamic Building & Construction Portfolio
(NYSE Arca, Inc. – PKB)

PowerShares Dynamic Energy Exploration & Production Portfolio
(NYSE Arca, Inc. – PXE)

PowerShares Dynamic Food & Beverage Portfolio (NYSE Arca, Inc. – PBJ)

PowerShares Dynamic Insurance Portfolio (NYSE Arca, Inc. – PIC)

PowerShares Dynamic Leisure and Entertainment Portfolio
(NYSE Arca, Inc. – PEJ)

PowerShares Dynamic Media Portfolio (NYSE Arca, Inc. – PBS)

PowerShares Dynamic Networking Portfolio (NYSE Arca, Inc. – PXQ)

PowerShares Dynamic Oil & Gas Services Portfolio (NYSE Arca, Inc. – PXJ)

PowerShares Dynamic Pharmaceuticals Portfolio (NYSE Arca, Inc. – PJP)

PowerShares Dynamic Retail Portfolio (NYSE Arca, Inc. – PMR)

PowerShares Dynamic Semiconductors Portfolio (NYSE Arca, Inc. – PSI)

PowerShares Dynamic Software Portfolio (NYSE Arca, Inc. – PSJ)

August 31, 2011

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

3	Summary Information

3	PowerShares Dynamic Banking Portfolio

8	PowerShares Dynamic Biotechnology & Genome Portfolio

13	PowerShares Dynamic Building & Construction Portfolio

18	PowerShares Dynamic Energy Exploration & Production Portfolio

23	PowerShares Dynamic Food & Beverage Portfolio

28	PowerShares Dynamic Insurance Portfolio

33	PowerShares Dynamic Leisure and Entertainment Portfolio

38	PowerShares Dynamic Media Portfolio

43	PowerShares Dynamic Networking Portfolio

48	PowerShares Dynamic Oil & Gas Services Portfolio

53	PowerShares Dynamic Pharmaceuticals Portfolio

58	PowerShares Dynamic Retail Portfolio

63	PowerShares Dynamic Semiconductors Portfolio

68	PowerShares Dynamic Software Portfolio

73	Summary Information About Purchases, Sales, and Taxes

73	Additional Information About the Funds' Strategies and Risks

93	Tax-Advantaged Structure of ETFs

93	Portfolio Holdings

93	Management of the Funds

95	How to Buy and Sell Shares

96	Frequent Purchases and Redemptions of Fund Shares

97	Dividends, Distributions and Taxes

98	Distributor

99	Net Asset Value

99	Fund Service Providers

100	Financial Highlights

115	Intellidex Provider

115	Disclaimers

117	Premium/Discount Information

117	Other Information

2

PowerShares
Dynamic Banking
Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Banking Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Banking IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers and Expense Assumption(1)	0.52%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.65%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

3

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$66	$320	$593	$1374

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of banking companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of stocks of 30 U.S. banking companies. These companies include money center banks, regional banks or thrifts that are engaged principally in providing a range of consumer and commercial products and services, including depository and cash management services; consumer and commercial loans; residential and commercial real estate loans; and other related banking services. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $310 million and $31 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Banking Industry Concentration Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the banking industry. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Increased competition also may affect adversely the profitability or viability of banks.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or

4

less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater

5

fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was (5.84)%.

Best Quarter	Worst Quarter
24.41% (3rd Quarter 2008)	(25.53)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund

6

Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

	One Year	Since Inception (10/12/06)
Return Before Taxes	11.39%	(11.87)%
Return After Taxes on Distributions	10.95%	(12.67)%
Return After Taxes on Distributions and Sale of Fund Shares	7.39%	(10.14)%
S&P SuperComposite Commercial Banks Index (reflects no deduction for fees, expenses or taxes)	20.21%	(12.47)%
Dow Jones US Total Markets Bank Index (reflects no deduction for fees, expenses or taxes)	10.39%	(18.55)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	0.75%
Dynamic Banking IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	12.33%	(10.94)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 73 of the Prospectus.

7

PowerShares
Dynamic Biotechnology & Genome Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Biotechnology & Genome Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Biotechnology & Genome IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.65%
Fee Waivers and Expense Assumption(1)	0.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the" Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

8

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$206	$360	$809

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of biotechnology companies and genome companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of stocks of 30 U.S. biotechnology and genome companies. These companies are engaged principally in the research, development, manufacture and marketing and distribution of various biotechnological products, services and processes and companies that benefit significantly from scientific and technological advances in biotechnology and genetic engineering and research. These companies may include, for example, companies involved in the research, development or production of pharmaceuticals, including veterinary drugs. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $173 million and $54 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Biotechnology/Genome Industry Concentration Risk. The biotechnology and genome industry can be significantly affected by patent considerations, including the termination of patent protections for their products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology and genome industry is an emerging growth industry, and therefore biotechnology and genome companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology and genome companies must contend with high development costs,

9

which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the

10

industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 2.70%.

Best Quarter	Worst Quarter
21.89% (3rd Quarter 2009)	(23.47)% (4th Quarter 2008)

11

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (6/23/05)
Return Before Taxes	31.09%	4.83%	7.51%
Return After Taxes on Distributions	31.09%	4.80%	7.48%
Return After Taxes on Distributions and Sale of Fund Shares	20.21%	4.14%	6.50%
S&P SuperComposite Biotech Index (reflects no deduction for fees, expenses or taxes)	2.95%	0.58%	4.75%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	3.13%
Dynamic Biotechnology & Genome IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	32.19%	5.31%	7.95%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 73 of the Prospectus.

12

PowerShares
Dynamic Building & Construction Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Building & Construction Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Building & Construction IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers and Expense Assumption(1)	0.28%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

13

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$262	$476	$1094

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of building and construction companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of stocks of 30 U.S. building and construction companies. These companies are engaged primarily in providing construction and related engineering services for building and remodeling residential properties, commercial or industrial buildings, or working on large-scale infrastructure projects, such as highways, tunnels, bridges, dams, power lines and airports. These companies also may include manufacturers of building materials for home improvement and general construction projects and specialized machinery used for building and construction; companies that provide installation/maintenance/repair work; and land developers. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $190 million and $56 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Building and Construction Industry Concentration Risk. Companies in the building and construction industry are affected by supply and demand both for their specific products or services and for industrial sector products in general. The building and construction industry also may be significantly affected by changes in government spending, zoning laws, economic conditions, interest rates, taxation, real estate values and overbuilding. The products of companies that operate in the building and construction industry may face obsolescence due to rapid technological developments and frequent new product introduction. In addition, government

14

regulation, world events and economic conditions affect the performance of companies in these industries.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the

15

industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 2.33%.

Best Quarter	Worst Quarter
19.17% (2nd Quarter 2009)	(21.87)% (1st Quarter 2009)

16

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

	One Year	Five Years	Since Inception (10/26/05)
Return Before Taxes	14.48%	(3.29)%	(2.02)%
Return After Taxes on Distributions	12.20%	(3.70)%	(2.43)%
Return After Taxes on Distributions and Sale of Fund Shares	9.41%	(3.00)%	(1.93)%
S&P SuperComposite Construction & Engineering Index (reflects no deduction for fees, expenses or taxes)	21.02%	7.98%	9.94%
S&P SuperComposite Homebuilders Index (reflects no deduction for fees, expenses or taxes)	3.02%	(21.00)%	(19.31)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.96%
Dynamic Building & Construction IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	15.40%	(2.41)%	(1.14)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 73 of the Prospectus.

17

PowerShares Dynamic Energy Exploration & Production Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Energy Exploration & Production Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Energy Exploration & Production IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers and Expense Assumption(1)	0.13%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that

18

investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$230	$410	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of companies engaged in energy exploration and production. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of stocks of 30 U.S. companies involved in the exploration and production of natural resources used to produce energy. These companies are engaged principally in exploration, extraction and production of crude oil and natural gas from land-based or offshore wells. These companies include petroleum refineries that process the crude oil into finished products, such as gasoline and automotive lubricants, and companies involved in gathering and processing natural gas, and manufacturing natural gas liquid. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $343 million and $396 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Energy Exploration and Production Industry Concentration Risk. Companies in the energy exploration and production industry are subject to extensive government regulation, which may increase the cost of business and limit these companies' earnings. In addition, these companies are at risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this industry could be adversely affected by levels and volatility of global energy prices, commodity price volatility, changes in exchange rates and interest rates, imposition of import controls, increased competition, capital expenditures on exploration and production, depletion of resources, development of alternative

19

energy sources and energy conservation efforts, technological developments and labor relations.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

20

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 10.84%.

Best Quarter	Worst Quarter
29.80% (2nd Quarter 2008)	(33.65)% (3rd Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and

21

may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (10/26/05)
Return Before Taxes	39.90%	7.07%	7.75%
Return After Taxes on Distributions	39.61%	6.90%	7.59%
Return After Taxes on Distributions and Sale of Fund Shares	25.91%	6.01%	6.62%
S&P SuperComposite Oil & Gas Exploration & Production Index (reflects no deduction for fees, expenses or taxes)	13.52%	8.82%	9.87%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.96%
Dynamic Energy Exploration & Production IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	40.98%	7.68%	8.38%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 73 of the Prospectus.

22

PowerShares
Dynamic Food & Beverage Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Food & Beverage Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Food & Beverage IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.71%
Fee Waivers and Expense Assumption(1)	0.08%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that

23

investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$219	$387	$875

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of food and beverage companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of stocks of 30 U.S. food and beverage companies. These companies are engaged principally in the manufacture, sale or distribution of food and beverage products, agricultural products and products related to the development of new food technologies. These companies may include, for example, companies that sell products and services, such as meat and poultry processing and wholesale and retail distribution, and warehousing of food and food-related products, including restaurants, grocery stores, brewers, distillers and vintners; and companies that manufacture and distribute products including soft drinks, packaged food products (such as cereals, pet foods, and frozen foods), health food and dietary products. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $434 million and $154 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Food and Beverage Industry Concentration Risk. The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance.

24

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a

25

result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 10.52%.

Best Quarter	Worst Quarter
12.23% (2nd Quarter 2009)	(13.67)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

26

	One Year	Five Years	Since Inception (6/23/05)
Return Before Taxes	30.11%	6.70%	5.53%
Return After Taxes on Distributions	29.57%	6.06%	4.92%
Return After Taxes on Distributions and Sale of Fund Shares	19.55%	5.39%	4.39%
S&P SuperComposite Food Beverage & Tobacco Index (reflects no deduction for fees, expenses or taxes)	19.48%	10.75%	10.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	3.13%
Dynamic Food & Beverage IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	31.10%	7.40%	6.24%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 73 of the Prospectus.

27

PowerShares
Dynamic Insurance
Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Insurance Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Insurance IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.86%
Total Annual Fund Operating Expenses	1.36%
Fee Waivers and Expense Assumption(1)	0.73%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that

28

investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$359	$675	$1571

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of insurance companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of stocks of 30 U.S. insurance companies. These companies are engaged principally in underwriting or distributing and reselling life, health and property/casualty insurance policies. The Underlying Intellidex may include companies that provide coverage for various types of property and casualty risks; guarantee payment to a beneficiary when an insured person ceases to generate income, typically at death or retirement; or protect against financial loss resulting from medical bills and/or the financial consequences of poor health. The Underlying Intellidex also may include Insurance brokerage and reinsurance companies. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $499 million and $31 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Insurance Industry Concentration Risk. Many factors, including changes in interest rates, general economic conditions, the imposition of premium rate caps, competition and pressure to compete globally, including price and marketing competition, and other changes in government regulation or tax law, can significantly affect companies in the insurance industry. In addition, different segments of the insurance industry can be significantly affected by mortality and morbidity rates, actuarial miscalculations, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts, and availability and cost of reinsurance.

29

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a

30

result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 1.25%.

Best Quarter	Worst Quarter
18.28% (3rd Quarter 2009)	(23.71)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to

31

investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (10/26/05)
Return Before Taxes	22.17%	1.43%	2.56%
Return After Taxes on Distributions	21.31%	0.94%	2.06%
Return After Taxes on Distributions and Sale of Fund Shares	14.38%	0.93%	1.89%
S&P SuperComposite Insurance Index (reflects no deduction for fees, expenses or taxes)	16.03%	(9.09)%	(8.15)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.96%
Dynamic Insurance IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	23.09%	2.06%	3.20%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 73 of the Prospectus.

32

PowerShares
Dynamic Leisure and Entertainment Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Leisure and Entertainment Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Leisure and Entertainment IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers and Expense Assumption(1)	0.15%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

33

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$234	$419	$952

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of leisure companies and entertainment companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of stocks of 30 U.S. leisure and entertainment companies. These companies are engaged principally in the design, production or distribution of goods or services in the leisure and entertainment industries. These companies may include, for example, companies that provide goods or services, including television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; toys and games, including video and other electronic games; amusement and theme parks; travel and travel-related services; leisure apparel or footwear; and owners and operators of sports arenas and gaming casinos, hotels and motels. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $377 million and $87 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Leisure and Entertainment Industries Concentration Risk. Companies engaged in the design, production, or distribution of goods or services for the leisure and entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels and fast food and other restaurants) may become obsolete quickly. Additionally, several factors can significantly affect the leisure and entertainment industries, including the

34

performance of the overall economy, changing consumer tastes and discretionary income levels, intense competition, technological developments and government regulation.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the

35

industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 7.30%.

Best Quarter	Worst Quarter
28.08% (2nd Quarter 2009)	(22.43)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state

36

and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (6/23/05)
Return Before Taxes	39.24%	5.17%	5.25%
Return After Taxes on Distributions	38.84%	4.73%	4.84%
Return After Taxes on Distributions and Sale of Fund Shares	25.50%	4.18%	4.27%
S&P SuperComposite Hotels, Restaurants & Leisure Index (reflects no deduction for fees, expenses or taxes)	37.50%	9.14%	9.36%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	3.13%
Dynamic Leisure and Entertainment IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	40.29%	5.64%	5.73%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 73 of the Prospectus.

37

PowerShares
Dynamic Media
Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Media Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Media IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.69%
Fee Waivers and Expense Assumption(1)	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

38

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$215	$378	$853

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of media companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of stocks of 30 U.S. media companies. These companies are engaged principally in the development, production, sale and distribution of goods or services used in the media industry. These companies may include, for example, advertising, marketing and public relations companies; companies that own, operate, or broadcast free or pay television, radio or cable stations; theaters; film studios; publishers or sellers of newspapers, magazines, books or video products; printing, cable television and video companies and equipment providers; pay-per-view television companies; companies involved in emerging technologies for the broadcast and media industries; cellular communications companies; companies involved in the development, syndication, and transmission of television, movie programming, advertising and cellular communications; companies that distribute data-based information; and other companies involved in the ownership, operation, or development of media products or services. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $454 million and $71 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Media Industry Concentration Risk. Companies engaged in design, production or distribution of goods or services for the media industry (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures and photography) may become obsolete quickly. Media companies

39

are subject to risks that include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry and the potential for increased government regulation. Media company revenues largely are dependent on advertising spending. A weakening general economy or a shift from online to other forms of advertising may lead to a reduction in discretionary spending on online advertising. Additionally, competitive pressures and government regulation can significantly affect companies in the media industry.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

40

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 9.10%.

41

Best Quarter	Worst Quarter
29.39% (2nd Quarter 2009)	(28.34)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (6/23/05)
Return Before Taxes	20.41%	0.12%	(0.60)%
Return After Taxes on Distributions	20.20%	(0.13)%	(0.84)%
Return After Taxes on Distributions and Sale of Fund Shares	13.26%	(0.04)%	(0.65)%
S&P SuperComposite Media Index (reflects no deduction for fees, expenses or taxes)	22.60%	2.75%	1.98%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	3.13%
Dynamic Media IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	21.33%	0.55%	(0.13)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 73 of the Prospectus.

42

PowerShares
Dynamic Networking Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Networking Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Networking IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.70%
Fee Waivers and Expense Assumption(1)	0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the" Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

43

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$217	$383	$864

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of networking companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of stocks of 30 U.S. networking companies. These companies are engaged principally in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions. These companies may include, for example, providers of telecommunications and networking equipment; data storage; systems software; internet hardware including servers; routers; switches and related equipment; systems for data encryption and security; internet services including hosting and commercial exchanges; fiber optics; satellites; cable equipment and other companies involved in supporting the flow of information. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $374 million and $95 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Networking Industry Concentration Risk. The networking industry is evolving rapidly and can be significantly affected by corporate capital expenditure trends, competitive pressures such as the ability to attract and retain skilled employees and obsolescence due to rapid technological innovation or changing consumer preferences. Further, many network companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by network companies to protect their proprietary rights will be

44

adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the

45

industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 7.28%.

Best Quarter	Worst Quarter
35.60% (2nd Quarter 2009)	(18.69)% (1st Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state

46

and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (6/23/05)
Return Before Taxes	45.93%	11.17%	10.90%
Return After Taxes on Distributions	45.73%	11.14%	10.87%
Return After Taxes on Distributions and Sale of Fund Shares	29.86%	9.74%	9.53%
S&P SuperComposite Communications Equipment Index (reflects no deduction for fees, expenses or taxes)	2.65%	1.37%	2.81%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	3.13%
Dynamic Networking IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	49.65%	11.82%	11.58%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 73 of the Prospectus.

47

PowerShares
Dynamic Oil & Gas Services Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Oil & Gas Services Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Oil Services IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.64%
Fee Waivers and Expense Assumption(1)	0.01%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

48

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$204	$356	$797

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of companies that assist in the production, processing and distribution of oil and gas. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of stocks of 30 U.S. companies that assist in the production, processing and distribution of oil and gas. The Underlying Intellidex may include companies that are engaged in the drilling of oil and gas wells; manufacturing oil and gas field machinery and equipment; or providing services to the oil and gas industry, such as well analysis, platform and pipeline engineering and construction, logistics and transportation services, oil and gas well emergency management and geophysical data acquisition and processing. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $463 million and $117 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Oil and Gas Services Industry Concentration Risk. The profitability of companies in the oil and gas services industry may be affected adversely by changes in worldwide energy prices, exploration and production spending. Changes in government regulation, economic conditions, government regulation and events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest, and terrorism and natural disasters) also affect companies in this industry. In addition, these companies are at risk for environmental damage claims. Companies in this industry could be adversely affected by commodity price volatility, changes in

49

exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, energy conservation efforts, technological developments and labor relations. Companies in the oil and gas services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities

50

may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 12.80%.

Best Quarter	Worst Quarter
32.80% (2nd Quarter 2009)	(48.66)% (4th Quarter 2008)

51

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (10/26/05)
Return Before Taxes	29.01%	4.10%	5.87%
Return After Taxes on Distributions	28.84%	4.00%	5.78%
Return After Taxes on Distributions and Sale of Fund Shares	18.85%	3.46%	5.01%
S&P SuperComposite Energy Equipment & Services Index (reflects no deduction for fees, expenses or taxes)	34.12%	7.78%	9.23%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.96%
Dynamic Oil Services IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	29.95%	4.65%	6.44%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 73 of the Prospectus.

52

PowerShares
Dynamic Pharmaceuticals Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Pharmaceuticals Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Pharmaceuticals IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers and Expense Assumption(1)	0.13%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

53

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$230	$410	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of pharmaceutical companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of stocks of 30 U.S. pharmaceuticals companies. These companies are engaged principally in the research, development, manufacture, sale or distribution of pharmaceuticals and drugs of all types. These companies may include, for example, pharmaceutical companies and other companies involved in the research, development, manufacture, sale or distribution of drugs, including companies that facilitate the testing or regulatory approval of drugs. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $351 million and $182 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Pharmaceuticals Industry Concentration Risk. Government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition can significantly affect the pharmaceuticals industry.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary

54

markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

55

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 13.76%.

Best Quarter	Worst Quarter
16.63% (3rd Quarter 2010)	(12.43)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

56

	One Year	Five Years	Since Inception (6/23/05)
Return Before Taxes	27.77%	8.30%	9.59%
Return After Taxes on Distributions	27.50%	8.01%	9.32%
Return After Taxes on Distributions and Sale of Fund Shares	18.03%	7.02%	8.19%
S&P SuperComposite Pharmaceuticals Index (reflects no deduction for fees, expenses or taxes)	2.00%	3.68%	2.41%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	3.13%
Dynamic Pharmaceuticals IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	28.62%	8.94%	10.27%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 73 of the Prospectus.

57

PowerShares
Dynamic Retail
Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Retail Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Retail IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	1.13%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers and Expense Assumption(1)	1.00%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

58

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$416	$792	$1,849

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of retail companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of stocks of 30 U.S. retailers. These companies are engaged principally in operating general merchandise stores such as department stores, discount stores, warehouse clubs and superstores; specialty stores, including apparel, electronics, accessories and footwear stores; and home improvement and home furnishings stores. Dealers of motor vehicles and parts, auction houses or rental companies also may be included. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $372 million and $183 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Retail Industry Concentration Risk. The retail industry may be affected by the performance of the domestic and international economy, interest rates, competition and consumer confidence. The success of companies in the retail industry depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail products.

The success of retail products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand. In addition, the retail industry is subject to severe competition.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or

59

less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater

60

fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 9.77%.

Best Quarter	Worst Quarter
12.44% (3rd Quarter 2010)	(16.74)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

61

	One Year	Five Years	Since Inception (10/26/05)
Return Before Taxes	24.08%	4.49%	5.64%
Return After Taxes on Distributions	23.65%	4.25%	5.40%
Return After Taxes on Distributions and Sale of Fund Shares	15.64%	3.71%	4.72%
S&P SuperComposite Retailing Index (reflects no deduction for fees, expenses or taxes)	27.87%	4.12%	4.83%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.96%
Dynamic Retail IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	24.79%	5.09%	6.24%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 73 of the Prospectus.

62

PowerShares
Dynamic Semiconductors Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Semiconductors Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Semiconductors IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	0.97%
Fee Waivers and Expense Assumption(1)	0.34%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

63

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$275	$503	$1159

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of semiconductor companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of stocks of 30 U.S. semiconductors companies. These companies are engaged principally in the manufacture of semiconductors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas, including advanced design and manufacturing technologies, and lasers and electro-optics. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $341 million and $95 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Semiconductors Industry Concentration Risk. Competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence can significantly affect the semiconductors industry.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these

64

factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

65

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 3.62%.

Best Quarter	Worst Quarter
24.42% (4th Quarter 2010)	(28.49)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

66

	One Year	Five Years	Since Inception (6/23/05)
Return Before Taxes	20.41%	0.05%	1.80%
Return After Taxes on Distributions	20.32%	(0.03)%	1.72%
Return After Taxes on Distributions and Sale of Fund Shares	13.26%	(0.01)%	1.49%
S&P SuperComposite Semiconductor Index (reflects no deduction for fees, expenses or taxes)	15.01%	0.79%	1.61%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	3.13%
Dynamic Semiconductors IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	21.55%	0.76%	2.51%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 73 of the Prospectus.

67

PowerShares
Dynamic Software
Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Software Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Software IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers and Expense Assumption(1)	0.14%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

68

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$232	$414	$941

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of software companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of stocks of 30 U.S. software companies. These companies are engaged principally in the research, design, production or distribution of products or processes that relate to software applications and systems and information-based services. These companies may include, for example, companies that design products such as systems-level software (to run the basic functions of a computer) or applications software (for one type of work) for general use or use by certain industries or groups; companies that provide communications software; and companies that provide time-sharing services, internet software and home entertainment software. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $474 million and $173 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Software Industry Concentration Risk. Technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, can significantly affect the software industry. The success of companies in the industry is also subject to the continued demand for internet services.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

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Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 6.59%.

Best Quarter	Worst Quarter
20.10% (2nd Quarter 2009)	(18.19)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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	One Year	Five Years	Since Inception (6/23/05)
Return Before Taxes	19.82%	7.49%	9.64%
Return After Taxes on Distributions	19.82%	7.49%	9.64%
Return After Taxes on Distributions and Sale of Fund Shares	12.88%	6.49%	8.43%
S&P SuperComposite Software & Services Index (reflects no deduction for fees, expenses or taxes)	8.85%	4.68%	5.51%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	3.13%
Dynamic Software IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	20.63%	8.10%	10.28%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 73 of the Prospectus.

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Summary Information About Purchases, Sales and Taxes

Purchase and Sale of Fund Shares

Each Fund issues and redeems Shares at NAV only with authorized participants ("APs") and only in large blocks of 50,000 Shares (each block of Shares is called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations") in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

Individual Shares of the Funds may be purchased and sold only in secondary market transactions through brokers. Shares of the Funds are listed for trading on NYSE Arca and because Shares will trade at market prices rather than NAV, Shares of each Fund may trade at a price greater than, at, or less than NAV.

Tax Information

Each Fund's distributions generally will be taxable as ordinary income or capital gains. A sale of Shares may result in capital gain or loss. Currently, any capital gain or loss realized upon a sale of Shares is treated generally as a long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Additional Information About the Funds' Strategies and Risks

Principal Investment Strategies

Information about the construction of each Fund's Underlying Intellidex is set forth below.

General Underlying Intellidex Information

Each Underlying Intellidex's methodology is intended to objectively identify those securities within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts the companies based on their cumulative scores. Component stocks for each Underlying Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Dynamic Banking IntellidexSM Index

The Dynamic Banking IntellidexSM Index is composed of stocks of 30 U.S. banking companies, including money center banks, regional banks and thrifts that are engaged

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principally in providing a range of consumer and commercial products and services, including depository and cash management services; consumer and commercial loans; residential and commercial real estate loans; and other related banking services. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes banking stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange ("NYSE"), NYSE Amex and The NASDAQ Stock Market LLC ("NASDAQ"). The Intellidex Provider ranks the stocks for capital appreciation potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider defines the universe of companies in the Underlying Intellidex using research provided by Revere Data, LLC to help identify those companies that have significant operations in the industry group (the "Banking Industry Group Universe"). The Intellidex Provider further divides stocks within the Banking Industry Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"). The Indellidex Provider splits stocks in the Banking Industry Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are the bottom four quintiles. Within the Banking Industry Group Universe, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. The Intellidex Provider equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Banking Industry Group as follows:

a. The Underlying Intellidex includes 30 stocks from the Banking Industry Group Universe based on their Model Score as follows:

i. The Intellidex Provider includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii. The Intellidex Provider includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

b. In the event that the Banking Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, the Intellidex Provider includes 30 component stocks with the best Model Score in the Banking Industry Group Universe, and determines the weighting for the 30 stocks as follows:

i. The Intellidex Provider includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii. The remaining 22 stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

Dynamic Biotechnology & Genome IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. biotechnology and genome companies that are engaged principally in the research, development, manufacture, marketing and distribution of various biotechnological products, services, processes, as well as companies that benefit significantly from scientific and technological advances in biotechnology and genetic engineering and research. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes biotechnology and genome stocks from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ. The Intellidex Provider ranks the stocks using a proprietary NYSE Arca

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Intellidex model. Within the biotechnology and genome industry, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. The Intellidex Provider equally weights the included stocks within their size sub-groups. The Underlying Intellidex includes 30 stocks and is divided as follows:

a. The Intellidex Provider includes ten of the top-ranked relatively larger stocks, which collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The Intellidex Provider includes the ten component stocks with the best Model Score in the sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the twelfth ranked stock in the sub-group.

b. The Intellidex Provider includes 20 of the top-ranked relatively smaller stocks, which collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The Intellidex Provider includes the 20 component stocks with the best Model Score in that sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the 24th ranked stock in the sub-group.

Dynamic Building & Construction IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. building and construction companies that are primarily engaged in providing construction and related engineering services for building and remodeling residential properties, commercial or industrial buildings, or working on large-scale infrastructure projects, such as highways, tunnels, bridges, dams, power lines and airports. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes building and construction stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ. The Intellidex Provider ranks the stocks for investment potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider defines the universe of companies in the Underlying Intellidex by using research provided by Revere Data, LLC to help identify those companies that have significant operations in that industry group (the "Building & Construction Industry Group Universe"). The Intellidex Provider further divides stocks within the Building & Construction Industry Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"). The Intellidex Provider splits stocks in the Building & Construction Industry Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are the bottom four quintiles. Within the Building & Construction Industry Group Universe, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. The Intellidex Provider equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Building & Construction Industry Group Universe as follows:

a. The Underlying Intellidex includes 30 stocks from the Building & Construction Industry Group Universe based on their Model Score as follows:

i. The Intellidex Provider includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

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ii. The Intellidex Provider includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

b. In the event that the Building & Construction Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, the Intellidex Provider includes the 30 component stocks with the best Model Score in the Building & Construction Industry Group Universe, and determines the weighting for the 30 stocks as follows:

i. The Intellidex Provider includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii. The remaining 22 stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

Dynamic Energy Exploration & Production IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. companies involved in the exploration and production of natural resources used to produce energy. These companies are engaged principally in exploration, extraction and production of crude oil and natural gas from land-based or offshore wells. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes energy exploration and production stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ. The Intellidex Provider ranks the stocks for investment potential using a proprietary NYSE Arca Intellidex model. The Intellidex provider defines the universe of companies in the Underlying Intellidex by using research provided by Revere Data, LLC to help identify those companies that have significant operations in that industry group (the "Energy Exploration & Production Industry Group Universe"). The Intellidex Provider further divides stocks within the Energy Exploration & Production Industry Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"). The Intellidex Provider splits stocks in the Energy Exploration & Production Industry Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are the bottom four quintiles. Within the Energy Exploration & Production Industry Group Universe, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. The Intellidex Provider equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Energy Exploration & Production Industry Group Universe as follows:

a. The Underlying Intellidex includes 30 stocks from the Energy Exploration & Production Industry Group Universe based on their Model Score as follows:

i. The Intellidex Provider includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii. The Intellidex Provider includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

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b. In the event that the Energy Exploration & Production Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, the Intellidex Provider includes the 30 component stocks with the best Model Score in the Energy Exploration & Production Industry Group Universe, and determines the weighting for the 30 stocks as follows:

i. The Intellidex Provider includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii. The remaining 22 stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

Dynamic Food & Beverage IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. food and beverage companies that are engaged principally in the manufacture, sale or distribution of food and beverage products, agricultural products and products related to the development of new food technologies. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes food and beverage stocks from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ. The Intellidex Provider ranks the stocks for investment potential using a proprietary NYSE Arca Intellidex model. Within the food and beverage industry, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. The Intellidex Provider equally weights the included stocks within their size sub-groups. The Underlying Intellidex includes 30 stocks and is divided as follows:

a. The Intellidex Provider includes ten of the top-ranked relatively larger stocks, which collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The Intellidex Provider includes the ten component stocks with the best Model Score in the sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the twelfth ranked stock in the sub-group.

b. The Intellidex Provider includes 20 of the top-ranked relatively smaller stocks, which collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The Intellidex Provider includes the 20 component stocks with the best Model Score in that sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the 24th ranked stock in the sub-group.

Dynamic Insurance IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. insurance companies that are engaged principally in underwriting or distributing and reselling life, health and property/casualty insurance policies. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes insurance stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ. The Intellidex Provider ranks the stocks for investment potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider defines the universe of companies in the Underlying Intellidex by using research provided by Revere Data, LLC to help identify those companies that have significant operations in that industry group (the "Insurance Industry Group Universe"). The Intellidex Provider further divides stocks within the Insurance

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Industry Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"). The Intellidex Provider splits stocks in the Insurance Industry Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are the bottom four quintiles. Within the Insurance Industry Group Universe, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. The Intellidex Provider equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Insurance Industry Group Universe as follows:

a. The Underlying Intellidex includes 30 stocks from the Insurance Industry Group Universe based on their Model Score as follows:

i. The Intellidex Provider includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii. The Intellidex Provider includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

b. In the event that the Insurance Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, the Intellidex Provider includes the 30 component stocks with the best Model Score in the Insurance Industry Group Universe, and determines the weighting for the 30 stocks as follows:

i. The Intellidex Provider includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii. The remaining 22 stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

Dynamic Leisure and Entertainment IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. leisure and entertainment companies that are engaged principally in the design, production or distribution of goods or services in the leisure and entertainment industries. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes leisure and entertainment stocks from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ. The Intellidex Provider ranks the stocks using a proprietary NYSE Arca Intellidex model. Within the leisure and entertainment industry, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. The Intellidex Provider equally weights the included stocks within their size sub-groups. The Underlying Intellidex includes 30 stocks and is divided as follows:

a. The Intellidex Provider includes ten of the top-ranked relatively larger stocks, which collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The Intellidex Provider includes the ten component stocks with the best Model Score in the sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the twelfth ranked stock in the sub-group.

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b. The Intellidex Provider includes 20 of the top-ranked relatively smaller stocks, which collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The Intellidex Provider includes the 20 component stocks with the best Model Score in that sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the 24th ranked stock in the sub-group.

Dynamic Media IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. media companies that are engaged principally in the development, production, sale and distribution of goods or services used in the media industry. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes media stocks from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ. The Intellidex Provider ranks the stocks using a proprietary NYSE Arca Intellidex model. Within the media industry, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. The Intellidex Provider equally weights the included stocks within their size sub-groups. The Underlying Intellidex includes 30 stocks and is divided as follows:

a. The Intellidex Provider includes ten of the top-ranked relatively larger stocks, which collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The Intellidex Provider includes the ten component stocks with the best Model Score in the sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the twelfth ranked stock in the sub-group.

b. The Intellidex Provider includes 20 of the top-ranked relatively smaller stocks, which collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The Intellidex Provider includes the 20 component stocks with the best Model Score in that sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the 24th ranked stock in the sub-group.

Dynamic Networking IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. networking companies that are engaged principally in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes networking stocks from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ. The Intellidex Provider ranks the stocks using a proprietary NYSE Arca Intellidex model. Within the networking industry, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. The Intellidex Provider equally weights the included stocks within their size sub-groups. The Underlying Intellidex includes 30 stocks and is divided as follows:

a. The Intellidex Provider includes ten of the top-ranked relatively larger stocks, which collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The Intellidex Provider includes the ten component

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stocks with the best Model Score in the sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the twelfth ranked stock in the sub-group.

b. The Intellidex Provider includes 20 of the top-ranked relatively smaller stocks, which collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The Intellidex Provider includes the 20 component stocks with the best Model Score in that sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the 24th ranked stock in the sub-group.

Dynamic Oil Services IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. companies that assist in the production, processing and distribution of oil and gas. The Underlying Intellidex may include companies that engage in the drilling of oil and gas wells; manufacturing oil and gas field machinery and equipment; or providing services to the oil and gas industry, such as well analysis, platform and pipeline engineering and construction, logistics and transportation services, oil and gas well emergency management and geophysical data acquisition and processing. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes stocks of companies that provide support for oil and gas operations from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ. The Intellidex Provider ranks the stocks for investment potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider defines the universe of companies in the Underlying Intellidex by using research provided by Revere Data, LLC to help identify those companies that have significant operations in that industry group (the "Oil Services Industry Group Universe"). The Intellidex Provider further divides stocks within the Oil Services Industry Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"). The Intellidex Provider splits stocks in the stocks in the Oil Services Industry Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are the bottom four quintiles. Within the Oil Services Industry Group Universe, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. The Intellidex Provider equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Oil Services Industry Group Universe as follows:

a. The Underlying Intellidex includes 30 stocks from the Oil Services Industry Group Universe based on their Model Score as follows:

i. The Intellidex Provider includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii. The Intellidex Provider includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

b. In the event that the Oil Services Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, the Intellidex Provider includes the

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30 component stocks with the best Model Score in the Oil Services Industry Group Universe, and determines the weighting for the 30 stocks as follows:

i. The Intellidex Provider includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii. The remaining 22 stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

Dynamic Pharmaceuticals IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. pharmaceuticals companies that are engaged principally in the research, development, manufacture, sale or distribution of pharmaceuticals and drugs of all types. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes pharmaceuticals stocks from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ. The Intellidex Provider ranks the stocks using a proprietary NYSE Arca Intellidex model. Within the pharmaceuticals industry, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. The Intellidex Provider equally weights the included stocks within their size sub-groups. The Underlying Intellidex includes 30 stocks and is divided as follows:

a. The Intellidex Provider includes ten of the top-ranked relatively larger stocks, which collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The Intellidex Provider includes the ten component stocks with the best Model Score in the sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the twelfth ranked stock in the sub-group.

b. The Intellidex Provider includes 20 of the top-ranked relatively smaller stocks, which collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The Intellidex Provider includes the 20 component stocks with the best Model Score in that sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the 24th ranked stock in the sub-group.

Dynamic Retail IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. retailers that are engaged principally in operating general merchandise stores such as department stores, discount stores, warehouse clubs, superstores, specialty stores (including apparel, electronics, accessories and footwear stores) and home improvement and home furnishings stores. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes retail stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ. The Intellidex Provider ranks the stocks for investment potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider defines the universe of companies in the Underlying Intellidex by using research provided by Revere Data, LLC to help identify those companies that have significant operations in that industry group (the "Retail Industry Group Universe"). The Intellidex Provider further divides stocks within the Retail Industry Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"). The Intellidex Provider splits stocks in the Retail Industry Group Universe into quintiles based on market capitalization. Larger stocks are

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defined by inclusion in the top quintile and smaller stocks are the bottom four quintiles. Within the Retail Industry Group Universe, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. The Intellidex Provider equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Retail Industry Group Universe as follows:

a. The Underlying Intellidex includes 30 stocks from the Retail Industry Group Universe based on their Model Score as follows:

i. The Intellidex Provider includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii. The Intellidex Provider includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

b. In the event that the Retail Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, the Intellidex Provider includes the 30 component stocks with the best Model Score in the Retail Industry Group Universe, and determines the weighting for the 30 stocks as follows:

i. The Intellidex Provider includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii. The remaining 22 stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

Dynamic Semiconductors IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. semiconductors companies that are engaged principally in the manufacture of semiconductors. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes semiconductor stocks from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ. The Intellidex Provider ranks the stocks using a proprietary NYSE Arca Intellidex model. Within the semiconductors industry, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. The Intellidex Provider equally weights the included stocks within their size sub-groups. The Underlying Intellidex includes 30 stocks and is divided as follows:

a. The Intellidex Provider includes ten of the top-ranked relatively larger stocks, which collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The Intellidex Provider includes the ten component stocks with the best Model Score in the sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the twelfth ranked stock in the sub-group.

b. The Intellidex Provider includes 20 of the top-ranked relatively smaller stocks, which collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The Intellidex Provider includes the 20 component stocks with the best Model Score in that sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the 24th ranked stock in the sub-group.

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Dynamic Software IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. software companies that are engaged principally in the research, design, production or distribution of products or processes that relate to software applications and systems and information-based services. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes software stocks from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ. The Intellidex Provider ranks the stocks using a proprietary NYSE Arca Intellidex model. Within the software industry, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. The Intellidex Provider equally weights the included stocks within their size sub-groups. The Underlying Intellidex includes 30 stocks and is divided as follows:

a. The Intellidex Provider includes ten of the top-ranked relatively larger stocks, which collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The Intellidex Provider includes the ten component stocks with the best Model Score in the sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the twelfth ranked stock in the sub-group.

b. The Intellidex Provider includes 20 of the top-ranked relatively smaller stocks, which collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The Intellidex Provider includes the 20 component stocks with the best Model Score in that sub-group, except that the Intellidex Provider does not remove any component stock that is currently included in the Underlying Intellidex unless its Model Score falls below that of the 24th ranked stock in the sub-group.

Each Fund uses an "indexing" investment approach to attempt to replicate, before fees and expenses, the performance of its Underlying Intellidex. The Adviser seeks correlation over time of 0.95 or better between each Fund's performance and the performance of its Underlying Intellidex; a figure of 1.00 would represent perfect correlation.

Each Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to the weightings of the securities in the Underlying Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, a Fund may purchase a sample of securities in its Underlying Intellidex. There also may be instances in which the Adviser may choose to (i) overweight a security in the applicable Underlying Intellidex, (ii) purchase securities not contained in an Underlying Intellidex that the Adviser believes are appropriate to substitute for certain securities in the Underlying Intellidex, or (iii) utilize various combinations of other available investment techniques in seeking to track the Underlying Intellidex. Each Fund may sell securities included in an Underlying Intellidex in anticipation of their removal from the Underlying Intellidex, or purchase securities not included in an Underlying Intellidex in anticipation of their addition to the Underlying Intellidex.

Principal Risks of Investing in the Funds

The following provides additional information about certain of the principal risks identified under "Principal Risks of Investing in the Fund" in each Fund's "Summary Information" section.

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Banking Industry Concentration Risk

For PowerShares Dynamic Banking Portfolio, banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Increased competition also may affect adversely the profitability or viability of banks. In addition, the banking industry is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in the banking industry, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares that shareholders hold in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain banking institutions to incur large losses. Certain banking institutions have experienced declines in the valuation of their assets and even ceased operations.

Biotechnology and Genome Industry Concentration Risk

PowerShares Dynamic Biotechnology & Genome Portfolio faces the risk that certain factors can affect the biotechnology and genome industry significantly, including patent considerations, the termination of patent protections for products, intense domestic and international competition, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology and genome industry is an emerging growth industry, and therefore biotechnology and genome companies may be capitalized thinly and may be more volatile than companies with greater capitalizations. Biotechnology and genome companies may have persistent losses during a new product's transition from development to production, and their revenue patterns may be erratic. Biotechnology and genome companies also must contend with high development costs, which may be exacerbated by the their inability to raise prices to cover costs because of managed care pressure, government regulation or price controls. Moreover, stock prices of biotechnology and genome companies are volatile, particularly when their products are up for regulatory approval or under regulatory scrutiny. Companies involved in this industry also may be subject to extensive government regulations by the Food and Drug Administration ("FDA"), the Environmental Protection Agency and the United States Department of Agriculture. These regulations may affect and significantly limit a biotechnology and genome company's research, product development and approval of products.

Building and Construction Industry Concentration Risk

For PowerShares Dynamic Building and Construction Portfolio, supply and demand for specific products or services, as well as for industrial sector products in general, may affect significantly the companies in the building and construction industry. In addition, changes in government spending, zoning laws, economic conditions, interest rates, taxation, real estate values and overbuilding also may affect significantly the building and construction industry. The products of companies that operate in the building and construction industry may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions also affect the performance of companies in these industries. Companies in this industry also face risks of environmental damage and

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product liability claims. In addition, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts may affect significantly certain segments of the building and construction industry.

Energy Exploration and Production Industry Concentration Risk

PowerShares Dynamic Energy Exploration & Production Portfolio faces the risk that companies in the energy exploration and production industry are subject to extensive government regulation, which may increase the cost of business and limit these companies' earnings. In addition, these companies are at risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Changes in economic conditions and events in the regions where the companies operate (e.g., nationalization, expropriation, imposition of restrictions on foreign investments and repatriation of capital and social or labor unrest) also affect companies in this industry significantly. Companies in this industry could be affected adversely by levels and volatility of global energy prices, commodity price volatility, changes in exchange rates, interest rates imposition of import controls, increased competition, capital expenditures on exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments and labor relations.

Food and Beverage Industry Concentration Risk

For PowerShares Dynamic Food & Beverage Portfolio, the food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering, and the availability and expense of liability insurance. Product recalls require companies in the food and beverage industry to withdraw contaminated or mislabeled products from the market. In addition, there are risks pertaining to raw materials and the suppliers of such raw materials that include changing market prices. The prices for raw materials fluctuate in response to a number of factors, including, but not limited to, changes in the U.S. Government farm support programs, changes in international agricultural and trading policies, weather and other conditions during the growing and harvesting seasons.

Insurance Industry Concentration Risk

PowerShares Dynamic Insurance Portfolio faces the risk that many factors, including changes in interest rates, general economic conditions, the imposition of premium rate caps, competition and pressure to compete globally, including price and marketing competition, and other changes in government regulation or tax law, can significantly affect companies in the insurance industry. In addition, different segments of the insurance industry may be affected significantly by mortality and morbidity rates, actuarial miscalculations, environmental clean-up costs and catastrophic events, such as earthquakes, hurricanes and terrorist acts, and availability and cost of reinsurance.

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Leisure and Entertainment Industries Concentration Risk

For PowerShares Dynamic Leisure and Entertainment Portfolio, companies engaged in the design, production, or distribution of goods or services for the leisure and entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels and fast food and other restaurants) may become obsolete quickly. Additionally, several factors can significantly affect the leisure and entertainment industries, including the performance of the overall economy, changing consumer tastes and discretionary income levels, intense competition, technological developments and government regulation.

Media Industry Concentration Risk

For PowerShares Dynamic Media Portfolio, companies engaged in design, production or distribution of goods or services for the media industry (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures and photography) may become obsolete quickly. Media companies are subject to a variety of risks, which include cyclicality of revenues and earnings; a decrease in the discretionary income of targeted individuals; changing consumer tastes and interests; fierce competition in the industry; and the potential for increased government regulation. Media company revenues largely are dependent on advertising spending. A weakening general economy or a shift from online to other forms of advertising may lead to a reduction in discretionary spending on online advertising. Additionally, federal deregulation of cable and broadcasting, competitive pressures and government regulation may affect companies in the media industry significantly.

Networking Industry Concentration Risk

PowerShares Dynamic Networking Portfolio faces the risk that the networking industry is evolving rapidly and, as a result, many factors may affect the industry significantly, including corporate capital expenditure trends, competitive pressures such as the ability to attract and retain skilled employees, and obsolescence due to rapid technological innovation or changing consumer preferences. The market for these network products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of network companies depends substantially on the timely and successful introduction of new products or services. An unexpected change in one or more of the technologies affecting a company's products or in the market for products based on a particular technology could have a material adverse affect on the company's operating results. Furthermore, there can be no assurance that the network companies will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Many network companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by network companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not develop technologies independently that substantially are equivalent or superior to such companies' technology. The networking industry is characterized by the existence of a large number of patents and frequent claims and related litigation regarding patent, trade secret and other intellectual property rights.

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Oil and Gas Services Industry Concentration Risk

For PowerShares Dynamic Oil & Gas Services Portfolio, the profitability of companies in the oil and gas services industry may be affected adversely by changes in worldwide energy prices, exploration and production spending. Changes in government regulation, economic conditions, government regulation and events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest, and terrorism and natural disasters), also affect companies in this industry. In addition, these companies are at risk for environmental damage claims. Companies in this industry could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, energy conservation efforts, technological developments and labor relations. Companies in the oil and gas services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Pharmaceuticals Industry Concentration Risk

For PowerShares Dynamic Pharmaceuticals Portfolio, factors such as government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition may all affect significantly companies in the pharmaceuticals industry.

Substantially all pharmaceutical products are subject to FDA regulation. The research, design, testing, manufacturing, labeling, marketing, distribution and advertising of pharmaceutical products are subject to extensive regulation by governmental authorities in the United States and other countries. The FDA and foreign regulatory agencies require pharmaceutical companies to comply with an array of manufacturing and design controls and testing, quality control, storage and documentation procedures. Manufacturing and sales of pharmaceutical products outside the United States are also subject to foreign regulatory requirements that vary from country to country. The approval process for pharmaceutical products in the United States and abroad can be lengthy, expensive and require extensive preclinical and clinical trials. As a result, pharmaceutical companies may expend substantial resources in developing and testing a new product but fail to obtain the necessary approvals or clearances to market or manufacture the products on a timely basis or at all. Failure to comply with applicable domestic and/or foreign requirements can result in: fines or other enforcement actions, recall or seizure of products, total or partial suspension of production, withdrawal of existing product approvals or clearances, refusal to approve or clear new applications or notifications, increased quality control costs, or criminal prosecution. The pharmaceutical industry is also subject to federal, state, local and foreign laws and regulations governing the protection of the environment and occupational health and safety, including laws regulating air emissions, wastewater discharges, the management and disposal of hazardous materials and wastes, and the health and safety of employees. Pharmaceutical companies also are required to obtain permits from governmental authorities for certain operations. Violation or failure to comply with these laws or regulations or failure to obtain these permits could result in fines, penalties or other sanctions.

Pharmaceutical companies are exposed to significant potential product liability risks that are inherent in the development, manufacturing and marketing of human therapeutic products. Product liability claims could delay or prevent completion of

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companies' clinical development programs as well as result in FDA investigations of the safety and effectiveness of companies' products, manufacturing processes and facilities, and marketing programs.

Pharmaceutical companies depend on rapidly identifying and seeking patent protection for their discoveries. The process of obtaining patent protection is expensive and time consuming. Furthermore, there can be no assurance that the steps taken by pharmaceutical companies to protect their proprietary rights will be adequate to prevent misappropriation of their proprietary rights or that competitors will not independently develop products that are substantially equivalent or superior to such companies' products. Pharmaceutical companies also rely on trade secrets, know-how and technology, which are not protected by patents, to maintain their competitive position. If any trade secret, know-how or other technology not protected by a patent were disclosed to, or independently developed by, a competitor, that company's business and financial condition could be materially adversely affected.

Retail Industry Concentration Risk

For PowerShares Dynamic Retail Portfolio, factors such as the performance of the domestic and international economy, interest rates, competition and consumer confidence may affect the retail industry. The success of companies in the retail industry depends heavily on disposable household income and consumer spending. Changes in demographics and consumer preferences, fads, marketing campaigns and other factors that affect supply and demand also may affect the success of retail products. In addition, the retail industry is subject to severe competition.

Semiconductors Industry Concentration Risk

For PowerShares Dynamic Semiconductors Portfolio, factors that may affect significantly the semiconductors industry include competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence. The semiconductors industry is characterized by rapid technological change, cyclical market patterns, significant price erosion, periods of over-capacity and production shortages, changing demand, variations in manufacturing costs and yields and significant expenditures for capital equipment and product development. The semiconductors industry has from time to time experienced depressed business conditions. In the past, business conditions in this industry have changed rapidly from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of semiconductor companies.

Semiconductor design and process methodologies are subject to rapid technological change requiring large expenditures for research and development in order to improve product performance and increase manufacturing yields. Current technology is likely to become obsolete at some point in the future.

The success of semiconductor companies largely depends on their ability to obtain and maintain protection of certain proprietary technologies used in their principal products. Semiconductor companies rely on a combination of patents, trade secret laws and contractual provisions to protect our technologies. The process of seeking patent protection can be long and expensive. In addition, the semiconductors industry in general is characterized by frequent litigation regarding patent and other intellectual property rights, which may require semiconductor companies to defend

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against competitors' assertions of intellectual property infringement or misappropriation.

Software Industry Concentration Risk

For PowerShares Dynamic Software Portfolio, various factors may affect the software industry significantly, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees. The success of companies in the industry is subject to the continued demand for internet services. For example, as product cycles shorten and manufacturing capacity increases, these companies increasingly could become subject to aggressive pricing, which hampers profitability. Changing domestic and international demand, research and development costs, availability and price of components and product obsolescence can affect the profitability of software companies. Software company stocks may experience substantial fluctuations in market price.

The market for software products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of software and services companies depends substantially on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting a company's products or in the market for products based on a particular technology could have a material adverse affect on the company's operating results. Furthermore, there can be no assurance that the software companies will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Many software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not develop technologies independently that substantially are equivalent or superior to such companies' technology.

Market Risk

Securities in each Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Funds' Shares will decline, more or less, in correlation with any decline in value of the securities in its respective Underlying Intellidex.

Market Trading Risk

The Funds face numerous market trading risks, including the potential lack of an active market for each Fund's Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to each Fund's Shares trading at a premium or discount to each Fund's NAV.

Equity Risk

Equity risk is the risk that the value of the securities each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities each Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price

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of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in each Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk

A significant percentage of each of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, each Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk

The return of each Fund may not match the return of its Underlying Intellidex for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Intellidex and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of each Fund and its Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints. The Funds may fair value certain of the securities they hold. To the extent each Fund calculates its NAV based on fair value prices, the Fund's ability to track its Underlying Intellidex may be adversely affected. Since an Underlying Intellidex is not subject to the tax diversification requirements to which the Funds must adhere, each Fund may be required to deviate its investments from the securities and relative weightings of its Underlying Intellidex. The Funds may not invest in certain securities included in their respective Underlying Intellidex due to liquidity constraints. Liquidity constraints may delay the Funds' purchase or sale of securities included in their Underlying Intellidex. For tax efficiency purposes, the Funds may sell certain securities to realize losses, causing them to deviate from their Underlying Intellidex.

The investment activities of one or more of the Adviser's affiliates, including other subsidiaries of the Adviser's parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact a Fund's ability to track its Underlying Index. For example, in regulated industries, and in corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, a Fund or other client accounts to suffer disadvantages or business restrictions. As a result, a Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser's affiliates.

The Adviser may not fully invest a Fund at times, either as a result of cash flows into the Fund or reserves of cash the Fund holds to meet redemptions and expenses. If the Funds utilize futures or other derivative positions, their return may not correlate as well with the return of their respective Underlying Intellidex as would be the case if they purchased all of the securities in their Underlying Intellidex with the same weightings as the Underlying Intellidex.

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Index Risk

Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk

Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price of the Fund than would occur in a diversified fund. This may increase the Funds' volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Funds' performance.

Non-Principal Investment Strategies

Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. The Funds may use options and futures contracts (and convertible securities and structured notes) to seek performance that corresponds to its respective Underlying Intellidex and to manage cash flows. The Adviser anticipates that it may take approximately three business days (a business day is any day that the NYSE is open) for the Adviser to fully reflect the additions and deletions to each Fund's Underlying Intellidex in the portfolio composition of that Fund.

Each of the investment policies described herein, including each Fund's investment objective, constitutes a non-fundamental policy that the Board of Trustees ("Board") of PowerShares Exchange Traded Fund Trust (the "Trust") may change at any time without shareholder approval. Each Fund's 80% investment policy requires 60 days' prior written notice to shareholders before those policies may be changed. The fundamental and non-fundamental policies of the Funds are set forth in the Trust's Statement of Additional Information ("SAI") under the section "Investment Strategies and Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

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Additional Risks of Investing in the Funds

The following provides additional risk information regarding investing in the Funds.

Risks of Futures and Options

Each Fund may enter into U.S. futures contracts, options and options on futures contracts to simulate full investment in its Underlying Intellidex, to facilitate trading or to reduce transaction costs. The Funds will not use futures or options for speculative purposes.

Because futures contracts project price levels in the future, market circumstances may cause a discrepancy between the price of the stock index future and the movement in the Underlying Intellidex. In the event of adverse price movements, each Fund would remain required to make daily cash payments to maintain its required margin. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) potentially is unlimited. However, each Fund intends to use futures and options contracts to limit its risk exposure to levels comparable to direct investment in securities.

Each Fund must segregate liquid assets or take other appropriate measures to "cover" open positions in futures contracts. For futures contracts that do not cash settle, each Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, each Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligations (i.e., the Fund's daily net liability) under the futures contract, if any, rather than their full notional value. For more information, see "Investment Policies and Risks – Futures and Options" in the SAI.

Shares May Trade at Prices Different than NAV

The NAV of the Funds' Shares generally will fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on NYSE Arca. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the securities of each Fund's Underlying Intellidex trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Issues

Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of each Fund will continue to be met or will remain unchanged.

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Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Funds' Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis, and are created and redeemed principally in-kind. These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for each Fund or its ongoing shareholders.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' SAI, which is available at www.InvescoPowerShares.com.

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Adviser serves as the investment adviser to the Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of $20.7 billion as of July 31, 2011. The Trust currently is composed of 58 exchange-traded funds.

As the Funds' investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's extensive resources.

Portfolio Managers

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from Michael Jeanette and Brian Picken. Each Portfolio Manager is responsible for various functions related to portfolio

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management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since August 2008. Prior to joining the Adviser, Mr. Jeanette was a trust advisor and GM of Chicago based Richard Lamb, LLC from 1998 to 2007. Prior to this he was a financial advisor with Smith Barney and First Bank Systems.

Brian Picken is an Associate Portfolio Manager of the Adviser. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since August 2010 and an Associate Portfolio Manager since August 2009. Mr. Picken was an ETF Portfolio Operations Specialist for the Adviser from August 2008 to August 2009, and prior to that a Research Analyst for the Adviser from August 2007 to August 2008. He received a Bachelor of Arts from Wheaton College.

The Funds' SAI provides additional information about the Portfolio Managers' compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers' ownership of Shares.

The Adviser receives fees from each Fund equal to 0.50% of the Fund's average daily net assets. The Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, sub-licensing fees, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year, at least until August 31, 2012. The offering costs excluded from the 0.60% expense cap are: (a) initial legal fees pertaining to each Fund's Shares offered for sale; (b) initial SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses that the Adviser bears are subject to recapture by the Adviser for up to three years from the date that the Adviser bore the fee or expense, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Intellidex, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members and officers who are not "interested persons" of the Trust or the Adviser, expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for those members of the Board who are not "interested persons" of the Trust and extraordinary expenses.

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A discussion regarding the basis for the Board's approval of the Trust's Investment Advisory Agreement on behalf of each Fund is available in the Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2011.

How to Buy and Sell Shares

Each Fund issues or redeems its Shares at NAV per Share only in Creation Units.

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots" at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade on NYSE Arca under the following symbols:

Fund	Symbol
PowerShares Dynamic Banking Portfolio	PJB

PowerShares Dynamic Biotechnology & Genome Portfolio	PBE

PowerShares Dynamic Building & Construction Portfolio	PKB

PowerShares Dynamic Energy Exploration & Production Portfolio	PXE

PowerShares Dynamic Food & Beverage Portfolio	PBJ

PowerShares Dynamic Insurance Portfolio	PIC

PowerShares Dynamic Leisure and Entertainment Portfolio	PEJ

PowerShares Dynamic Media Portfolio	PBS

PowerShares Dynamic Networking Portfolio	PXQ

PowerShares Dynamic Oil & Gas Services Portfolio	PXJ

PowerShares Dynamic Pharmaceuticals Portfolio	PJP

PowerShares Dynamic Retail Portfolio	PMR

PowerShares Dynamic Semiconductors Portfolio	PSI

PowerShares Dynamic Software Portfolio	PSJ

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from each Fund, and APs may tender their Shares for redemption directly to each Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

Each Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

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Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on NYSE Arca may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of each Fund.

The approximate value of Shares of each Fund, an amount representing on a per share basis the sum of the current market price of the securities ("Deposit Securities") accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Funds may be purchased and redeemed directly from the Funds only in Creation Units by APs. The vast majority of trading in Shares of the Funds occurs on the secondary market and does not involve the Funds directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of the Shares of the Funds. Cash purchases and/or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV. To minimize these potential consequences of frequent purchases and redemptions of Shares, each Fund employs fair valuation pricing and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Funds reserve the right not to accept orders

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from APs that the Adviser has determined may be disruptive to the management of the Funds, or otherwise are not in the best interests of the Funds. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares of the Funds.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Funds. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on NYSE Arca, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Funds. Dividends paid out of each Fund's income and net short-term gains, if any, generally are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. In addition, for those taxable years, some ordinary dividends declared and paid by each Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2013, and all dividends will be taxed at ordinary income rates.

Distributions in excess of each Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Funds' NAV per Share

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and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Each Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the section "Taxes" in the SAI.

Distributor

Invesco Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

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Net Asset Value

The Bank of New York Mellon ("BNYM") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security is primarily traded. Money market securities maturing in 60 days or less will be valued at amortized cost. If a security's market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the security's fair value in accordance with the Trust's valuation policies and procedures approved by the Board.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when each Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund's NAV and the prices used by the Fund's Underlying Intellidex. This may adversely affect each Fund's ability to track its Underlying Intellidex.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.

K&L Gates LLP, 70 W. Madison Street, Chicago, Illinois 60602, serves as legal counsel to the Trust.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLC is responsible for auditing the annual financial statements of the Funds.

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Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, since a Fund's inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report for the fiscal year ended April 30, 2011, which is available upon request.

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PowerShares Dynamic Banking Portfolio

	Year Ended April 30,					For the Period October 12, 2006* through April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$14.11	$12.46		$19.57	$23.68	$25.17
Net investment income**	0.20	0.24		0.46	0.52	0.22
Net realized and unrealized gain (loss) on investments	(1.19)	1.89		(7.04)	(4.22)	(1.49)
TOTAL FROM INVESTMENT OPERATIONS	(0.99)	2.13		(6.58)	(3.70)	(1.27)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.14)	(0.48)		(0.53)	(0.41)	(0.22)
Return of capital	—	(0.00	)(a)	—	—	—
TOTAL DISTRIBUTIONS	(0.14)	(0.48)		(0.53)	(0.41)	(0.22)
NET ASSET VALUE AT END OF PERIOD	$12.98	$14.11		$12.46	$19.57	$23.68
SHARE PRICE AT END OF PERIOD***	$12.98	$14.11		$12.43
NET ASSET VALUE, TOTAL RETURN****	(6.98)%	17.91%		(34.34)%	(15.80)%	(5.08)%
SHARE PRICE TOTAL RETURN****	(6.99)%	18.21%		(34.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$20,120	$25,404		$74,774	$107,648	$4,736
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%		0.65%	0.66%	0.76%†
Expenses, prior to (Waivers) and/or Recapture	1.17%	1.07%		0.72%	0.78%	1.88%†
Net investment income, after (Waivers) and/or Recapture	1.49%	2.12%		2.82%	2.71%	1.58%†
Portfolio turnover rate††	114%	84%		93%	111%	57%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.02)	$(0.00	)(a)	$(0.01)	$(0.05)	$(0.06)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

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PowerShares Dynamic
Biotechnology & Genome Portfolio

	Year Ended April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$19.67	$12.90		$17.77	$19.30	$17.24
Net investment income (loss)*	(0.05)	0.06	††	(0.06)	(0.11)	(0.10)
Net realized and unrealized gain (loss) on investments	3.52	6.79		(4.81)	(1.42)	2.16
TOTAL FROM INVESTMENT OPERATIONS	3.47	6.85		(4.87)	(1.53)	2.06
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(0.06)		—	—	—
Return of capital	—	(0.02)		—	—	—
TOTAL DISTRIBUTIONS	—	(0.08)		—	—	—
NET ASSET VALUE AT END OF YEAR	$23.14	$19.67		$12.90	$17.77	$19.30
SHARE PRICE AT END OF YEAR**	$23.18	$19.68		$12.87
NET ASSET VALUE, TOTAL RETURN***	17.64%	53.19%		(27.41)%	(7.93)%	11.95%
SHARE PRICE TOTAL RETURN***	17.78%	53.63%		(27.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$217,553	$214,391		$139,297	$199,000	$258,616
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.65%	0.61%		0.62%	0.62%	0.66%
Net investment income (loss), after (Waivers) and/or Recapture	(0.23)%	0.36	%†††	(0.38)%	(0.57)%	(0.56)%
Portfolio turnover rate†	81%	80%		93%	91%	82%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.00 (a)	$(0.01)		$(0.01)	$0.01	$0.01

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.41 per share owned of PDL BioPharma, Inc. on December 15, 2009. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend are $(0.03) and (0.18)%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

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PowerShares Dynamic Building & Construction Portfolio

	Year Ended April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$13.92	$10.92		$17.25	$18.70	$18.15
Net investment income*	0.68 ††	0.01		0.02	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.29 >	3.01		(6.33)	(1.45)	0.53
TOTAL FROM INVESTMENT OPERATIONS	0.97	3.02		(6.31)	(1.43)	0.55
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.66)	(0.02)		(0.02)	(0.02)	0.00 (a)
Return of capital	(0.12)	—		—	—	—
TOTAL DISTRIBUTIONS	(0.78)	(0.02)		(0.02)	(0.02)	0.00
NET ASSET VALUE AT END OF YEAR	$14.11	$13.92		$10.92	$17.25	$18.70
SHARE PRICE AT END OF YEAR**	$14.09	$13.92		$10.94
NET ASSET VALUE, TOTAL RETURN***	7.49%	27.65%		(36.61)%	(7.66)%	3.06%
SHARE PRICE TOTAL RETURN***	7.34%	27.42%		(36.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$40,204	$50,114		$49,142	$15,523	$18,699
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.91%	0.76%		1.06%	1.18%	1.65%
Net investment income (loss), after (Waivers) and/or Recapture	5.25%††	0.07%		0.19%	0.09%	0.15%
Portfolio turnover rate†	75%	59%		50%	75%	59%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.03	$(0.00	)(a)	$0.05	$(0.02)	$0.01

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

>  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.03 and 0.26%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005 or 0.005%.

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PowerShares Dynamic Energy Exploration & Production Portfolio

	Year Ended April 30,
	2011		2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$18.46		$13.17		$26.69	$21.29	$18.63
Net investment income*	0.12		0.10		0.06	0.05	0.09
Net realized and unrealized gain (loss) on investments	9.21		5.27		(13.50)	5.41	2.63
TOTAL FROM INVESTMENT OPERATIONS	9.33		5.37		(13.44)	5.46	2.72
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.12)		(0.07)		(0.08)	(0.06)	(0.06)
Return of capital	—		(0.01)		—	0.00 (a)	—
TOTAL DISTRIBUTIONS	(0.12)		(0.08)		(0.08)	(0.06)	(0.06)
NET ASSET VALUE AT END OF YEAR	$27.67		$18.46		$13.17	$26.69	$21.29
SHARE PRICE AT END OF YEAR**	$27.65		$18.46		$13.15
NET ASSET VALUE, TOTAL RETURN***	50.80%		40.87%		(50.42)%	25.69%	14.66%
SHARE PRICE TOTAL RETURN***	50.69%		41.08%		(50.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$118,975		$59,983		$51,344	$138,802	$123,488
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%		0.63%		0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.76%		0.76%		0.69%	0.65%	0.74%
Net investment income, after (Waivers) and/or Recapture	0.57%		0.62%		0.30%	0.23%	0.47%
Portfolio turnover rate†	57%		68%		68%	39%	59%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$(0.01)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005 or 0.005%.

104

PowerShares Dynamic Food & Beverage Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$16.00	$12.73	$16.73	$17.53	$15.17
Net investment income*	0.24	0.20	0.25	0.18	0.39
Net realized and unrealized gain (loss) on investments	3.73	3.33	(4.08)	(0.42)	2.14
TOTAL FROM INVESTMENT OPERATIONS	3.97	3.53	(3.83)	(0.24)	2.53
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.21)	(0.26)	(0.17)	(0.40)	(0.17)
Return of capital	—	—	—	(0.16)	—
TOTAL DISTRIBUTIONS	(0.21)	(0.26)	(0.17)	(0.56)	(0.17)
NET ASSET VALUE AT END OF YEAR	$19.76	$16.00	$12.73	$16.73	$17.53
SHARE PRICE AT END OF YEAR**	$19.81	$16.01	$12.74
NET ASSET VALUE, TOTAL RETURN***	24.99%	28.08%	(22.99)%	(1.40)%	16.79%
SHARE PRICE TOTAL RETURN***	25.23%	28.06%	(22.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$91,881	$72,795	$86,592	$87,013	$33,314
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.64%
Expenses, prior to (Waivers) and/or Recapture	0.71%	0.74%	0.71%	0.88%	1.15%
Net investment income, after (Waivers) and/or Recapture	1.39%	1.41%	1.80%	1.11%	2.42%
Portfolio turnover rate†	73%	65%	65%	64%	50%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.02	$(0.06)	$0.04	$0.07	$0.02

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

105

PowerShares Dynamic Insurance Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$15.49	$11.66	$16.20	$18.84	$17.31
Net investment income*	0.38	0.16	0.15	0.27 ††	0.15
Net realized and unrealized gain (loss) on investments	1.66	3.86	(4.54)	(2.61)	1.51
TOTAL FROM INVESTMENT OPERATIONS	2.04	4.02	(4.39)	(2.34)	1.66
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.34)	(0.19)	(0.15)	(0.30)	(0.13)
NET ASSET VALUE AT END OF YEAR	$17.19	$15.49	$11.66	$16.20	$18.84
SHARE PRICE AT END OF YEAR**	$17.19	$15.50	$11.61
NET ASSET VALUE, TOTAL RETURN***	13.38%	34.85%	(27.26)%	(12.56)%	9.62%
SHARE PRICE TOTAL RETURN***	13.31%	35.53%	(27.53)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$9,452	$18,592	$26,809	$34,012	$58,401
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	1.36%	1.23%	0.98%	0.82%	0.96%
Net investment income, after (Waivers) and/or Recapture	2.39%	1.20%	1.13%	1.54%††	0.87%
Portfolio turnover rate†	66%	72%	52%	82%	40%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.02	$0.01	$(0.01)	$(0.03)	$0.01

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $2.00 per share owned of Progressive Corp. (The) on September 14, 2007. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 0.96%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

106

PowerShares Dynamic Leisure and Entertainment Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$16.52	$10.65	$15.11	$18.32	$16.29
Net investment income*	0.16	0.05	0.10	0.12	0.07
Net realized and unrealized gain (loss) on investments	2.81	5.88	(4.46)	(2.75)	2.05
TOTAL FROM INVESTMENT OPERATIONS	2.97	5.93	(4.36)	(2.63)	2.12
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.15)	(0.06)	(0.10)	(0.19)	(0.08)
Return of capital	—	—	—	(0.39)	(0.01)
TOTAL DISTRIBUTIONS	(0.15)	(0.06)	(0.10)	(0.58)	(0.09)
NET ASSET VALUE AT END OF YEAR	$19.34	$16.52	$10.65	$15.11	$18.32
SHARE PRICE AT END OF YEAR**	$19.34	$16.54	$10.63
NET ASSET VALUE, TOTAL RETURN***	18.03%	55.81%	(28.91)%	(14.58)%	13.02%
SHARE PRICE TOTAL RETURN***	17.89%	56.29%	(29.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$60,933	$62,794	$12,776	$15,115	$49,472
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.64%
Expenses, prior to (Waivers) and/or Recapture	0.78%	1.06%	1.65%	0.95%	1.07%
Net investment income, after (Waivers) and/or Recapture	0.92%	0.41%	0.96%	0.70%	0.42%
Portfolio turnover rate†	58%	68%	50%	58%	35%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.05	$(0.44)	$(0.04)	$(0.16)	$0.01

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

107

PowerShares Dynamic Media
Portfolio

	Year Ended April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$13.68	$8.25		$13.44	$16.48	$14.44
Net investment income*	0.07	0.06		0.05	0.06	0.04
Net realized and unrealized gain (loss) on investments	1.93	5.42		(5.18)	(2.82)	2.04
TOTAL FROM INVESTMENT OPERATIONS	2.00	5.48		(5.13)	(2.76)	2.08
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.07)	(0.05)		(0.04)	(0.06)	(0.04)
Return of capital	—	(0.00	)(a)	(0.02)	(0.22)	—
TOTAL DISTRIBUTIONS	(0.07)	(0.05)		(0.06)	(0.28)	(0.04)
NET ASSET VALUE AT END OF YEAR	$15.61	$13.68		$8.25	$13.44	$16.48
SHARE PRICE AT END OF YEAR**	$15.61	$13.70		$8.26
NET ASSET VALUE, TOTAL RETURN***	14.68%	66.55%		(38.30)%	(16.91)%	14.42%
SHARE PRICE TOTAL RETURN***	14.51%	66.59%		(38.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$156,881	$125,875		$8,254	$30,923	$31,305
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%		0.63%	0.63%	0.64%
Expenses, prior to (Waivers) and/or Recapture	0.69%	0.77%		1.22%	0.85%	1.24%
Net investment income, after (Waivers) and/or Recapture	0.57%	0.51%		0.52%	0.36%	0.25%
Portfolio turnover rate†	53%	50%		69%	62%	43%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.01)	$(0.12)		$0.05	$(0.04)	$(0.01)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

108

PowerShares Dynamic Networking Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$21.08	$13.56	$16.04	$18.68	$17.38
Net investment income (loss)*	(0.10)	(0.09)	(0.06)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	8.33	7.61	(2.42)	(2.55)	1.39
TOTAL FROM INVESTMENT OPERATIONS	8.23	7.52	(2.48)	(2.64)	1.30
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Return of capital	(0.11)	—	—	—	—
NET ASSET VALUE AT END OF YEAR	$29.20	$21.08	$13.56	$16.04	$18.68
SHARE PRICE AT END OF YEAR**	$29.20	$21.11	$13.58
NET ASSET VALUE, TOTAL RETURN***	39.08%	55.46%	(15.46)%	(14.13)%	7.48%
SHARE PRICE TOTAL RETURN***	38.89%	55.45%	(15.28)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$172,291	$47,437	$16,276	$12,831	$18,677
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.64%
Expenses, prior to (Waivers) and/or Recapture	0.70%	0.95%	1.92%	1.25%	1.24%
Net investment income (loss), after (Waivers) and/or Recapture	(0.38)%	(0.50)%	(0.49)%	(0.51)%	(0.54)%
Portfolio turnover rate†	61%	29%	23%	17%	62%
Undistributed net investment income included in price of units issued and redeemed*#	$0.02	$0.02	$0.11	$0.01	$0.03

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

109

PowerShares Dynamic Oil & Gas Services Portfolio

	Year Ended April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$18.03	$13.09		$29.23	$22.70	$21.41
Net investment income (loss)*	0.07	0.04		0.06	(0.02)	0.00 (a)
Net realized and unrealized gain (loss) on investments	8.36	4.98		(16.16)	6.55	1.29
TOTAL FROM INVESTMENT OPERATIONS	8.43	5.02		(16.10)	6.53	1.29
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.08)	(0.06)		(0.04)	—	—
Return of capital	—	(0.02)		—	—	—
TOTAL DISTRIBUTIONS	(0.08)	(0.08)		(0.04)	—	—
NET ASSET VALUE AT END OF YEAR	$26.38	$18.03		$13.09	$29.23	$22.70
SHARE PRICE AT END OF YEAR**	$26.38	$18.02		$13.11
NET ASSET VALUE, TOTAL RETURN***	46.84%	38.41%		(55.04)%	28.77%	6.03%
SHARE PRICE TOTAL RETURN***	46.93%	38.13%		(54.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$309,972	$170,358		$155,716	$379,939	$272,456
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%		0.62%	0.62%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.64%	0.63%		0.61%	0.60%	0.65%
Net investment income (loss), after (Waivers) and/or Recapture	0.36%	0.24%		0.29%	(0.06)%	0.02%
Portfolio turnover rate†	39%	56%		48%	67%	76%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.01	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$0.00 (a)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

110

PowerShares Dynamic Pharmaceuticals Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$19.55	$13.91	$17.20	$19.61	$16.54
Net investment income*	0.17	0.14	0.15	0.10	0.08
Net realized and unrealized gain (loss) on investments	6.56	5.76	(3.32)	(2.45)	3.08
TOTAL FROM INVESTMENT OPERATIONS	6.73	5.90	(3.17)	(2.35)	3.16
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.13)	(0.26)	(0.12)	(0.06)	(0.08)
Return of capital	—	—	—	—	(0.01)
TOTAL DISTRIBUTIONS	(0.13)	(0.26)	(0.12)	(0.06)	(0.09)
NET ASSET VALUE AT END OF YEAR	$26.15	$19.55	$13.91	$17.20	$19.61
SHARE PRICE AT END OF YEAR**	$26.17	$19.54	$13.92
NET ASSET VALUE, TOTAL RETURN***	34.55%	42.69%	(18.52)%	(11.99)%	19.20%
SHARE PRICE TOTAL RETURN***	34.73%	42.51%	(18.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$87,606	$57,662	$104,349	$106,615	$82,345
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.76%	0.74%	0.66%	0.69%	0.80%
Net investment income, after (Waivers) and/or Recapture	0.78%	0.83%	0.95%	0.52%	0.43%
Portfolio turnover rate†	9%	35%	31%	45%	29%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.01)	$(0.04)	$0.00 (a)	$(0.01)	$(0.01)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

111

PowerShares Dynamic Retail Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$18.67	$14.64	$15.99	$20.02	$18.29
Net investment income*	0.18	0.06	0.05	0.04	0.07
Net realized and unrealized gain (loss) on investments	3.21	4.08	(1.36)	(3.92)	1.71
TOTAL FROM INVESTMENT OPERATIONS	3.39	4.14	(1.31)	(3.88)	1.78
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.18)	(0.11)	(0.04)	(0.10)	(0.05)
Return of capital	—	—	—	(0.05)	—
TOTAL DISTRIBUTIONS	(0.18)	(0.11)	(0.04)	(0.15)	(0.05)
NET ASSET VALUE AT END OF YEAR	$21.88	$18.67	$14.64	$15.99	$20.02
SHARE PRICE AT END OF YEAR**	$21.90	$18.68	$14.64
NET ASSET VALUE, TOTAL RETURN***	18.35%	28.49%	(8.11)%	(19.41)%	9.72%
SHARE PRICE TOTAL RETURN***	18.39%	28.56%	(8.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$13,130	$24,273	$77,607	$14,391	$24,029
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.64%
Expenses, prior to (Waivers) and/or Recapture	1.63%	0.89%	1.08%	1.46%	1.41%
Net investment income, after (Waivers) and/or Recapture	1.01%	0.44%	0.45%	0.22%	0.35%
Portfolio turnover rate†	102%	52%	53%	198%	73%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.13	$0.10	$(0.17)	$(0.07)	$0.00 (a)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

112

PowerShares Dynamic Semiconductors Portfolio

	Year Ended April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$14.29	$10.39		$16.32	$19.05	$20.18
Net investment income (loss)*	0.01	0.05		0.04	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	3.92	3.91		(5.92)	(2.72)	(1.09)
TOTAL FROM INVESTMENT OPERATIONS	3.93	3.96		(5.88)	(2.73)	(1.13)
DISTRIBUTION TO SHAREHOLDER FROM:
Net investment income	(0.01)	(0.06)		(0.05)	—	—
Return of capital	(0.02)	(0.00	)(a)	—	—	—
TOTAL DISTRIBUTIONS	(0.03)	(0.06)		(0.05)	—	—
NET ASSET VALUE AT END OF YEAR	$18.19	$14.29		$10.39	$16.32	$19.05
SHARE PRICE AT END OF YEAR**	$18.20	$14.29		$10.39
NET ASSET VALUE, TOTAL RETURN***	27.57%	38.16%		(36.01)%	(14.33)%	(5.60)%
SHARE PRICE TOTAL RETURN***	27.64%	38.16%		(36.01)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$42,749	$28,573		$36,373	$75,056	$161,886
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.97%	0.90%		0.82%	0.67%	0.78%
Net investment income (loss), after (Waivers) and/or Recapture	0.04%	0.39%		0.32%	(0.04)%	(0.23)%
Portfolio turnover rate†	64%	68%		65%	56%	51%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.00 (a)	$(0.01)		$(0.01)	$0.02	$(0.01)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

113

PowerShares Dynamic Software Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$22.54	$15.37	$17.53	$20.39	$18.44
Net investment income (loss)*	(0.07)	(0.07)	(0.06)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	5.00	7.24	(2.10)	(2.76)	2.05
TOTAL FROM INVESTMENT OPERATIONS	4.93	7.17	(2.16)	(2.86)	1.95
NET ASSET VALUE AT END OF YEAR	$27.47	$22.54	$15.37	$17.53	$20.39
SHARE PRICE AT END OF YEAR**	$27.48	$22.55	$15.37
NET ASSET VALUE, TOTAL RETURN***	21.87%	46.65%	(12.32)%	(14.03)%	10.57%
SHARE PRICE TOTAL RETURN***	21.86%	46.71%	(12.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$83,774	$67,626	$36,896	$35,055	$71,369
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.77%	0.75%	0.97%	0.78%	0.83%
Net investment income (loss), after (Waivers) and/or Recapture	(0.29)%	(0.38)%	(0.42)%	(0.49)%	(0.51)%
Portfolio turnover rate†	46%	33%	53%	64%	59%
Undistributed net investment income included in price of units issued and redeemed*#	$0.01	$0.00 (a)	$0.02	$0.05	$0.00 (a)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

114

Intellidex Provider

NYSE Arca is the Intellidex Provider for each Fund. NYSE Arca is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with NYSE Arca to use each Underlying Intellidex. Each Fund is entitled to use its respective Underlying Intellidex pursuant to a sub-licensing arrangement with the Adviser.

NYSE Arca develops, calculates and maintains its own proprietary indices and serves as the calculation agent for third-party indices. NYSE Arca publishes index values to market data vendors through the facilities of the Consolidated Tape Association's Network B. The more than 200 index values that NYSE Arca currently calculates are used as benchmarks, or to support the trading of exchange traded funds, index options and other structured products listed on NYSE Arca. NYSE Arca announces index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) as early as practicable prior to the effectiveness of the change or scheduled event. Such announcements currently are available on the Indexes Daily List at www.nyxdata.com.

Set forth below is a list of each Fund and the Underlying Intellidex upon which it is based:

Fund	Underlying Intellidex
PowerShares Dynamic Banking Portfolio	Dynamic Banking IntellidexSM Index

PowerShares Dynamic Biotechnology & Genome Portfolio	Dynamic Biotechnology & Genome IntellidexSM Index

PowerShares Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index

PowerShares Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index

PowerShares Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index

PowerShares Dynamic Insurance Portfolio	Dynamic Insurance IntellidexSM Index

PowerShares Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure and Entertainment IntellidexSM Index

PowerShares Dynamic Media Portfolio	Dynamic Media IntellidexSM Index

PowerShares Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index

PowerShares Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index

PowerShares Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceuticals IntellidexSM Index

PowerShares Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index

PowerShares Dynamic Semiconductors Portfolio	Dynamic Semiconductors IntellidexSM Index

PowerShares Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Disclaimers

The Dynamic Banking IntellidexSM Index, Dynamic Biotechnology & Genome IntellidexSM Index, Dynamic Building & Construction IntellidexSM Index, Dynamic Energy Exploration & Production IntellidexSM Index, Dynamic Food & Beverage IntellidexSM

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Index, Dynamic Insurance IntellidexSM Index, Dynamic Leisure and Entertainment IntellidexSM Index, Dynamic Media IntellidexSM Index, Dynamic Networking IntellidexSM Index, Dynamic Oil Services IntellidexSM Index, Dynamic Pharmaceuticals IntellidexSM Index, Dynamic Retail IntellidexSM Index, Dynamic Semiconductors IntellidexSM Index and Dynamic Software IntellidexSM Index are service marks of NYSE Arca and have been licensed for use for certain purposes by the Adviser.

None of the Funds is sponsored, endorsed, sold or promoted by NYSE Arca and NYSE Arca does not make any representation regarding the advisability of investing in Shares of these Funds.

The Funds are not sponsored, or endorsed by NYSE Arca and NYSE Arca makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in Shares particularly or the ability of the product to track the performance of any sector of the stock market. NYSE Arca's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and indices, which are determined, composed and calculated by NYSE Arca without regard to the Funds. NYSE Arca has no obligation to take the needs of the Funds or their Shareholders into consideration in determining, composing or calculating the Underlying Intellidexes. NYSE Arca is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of Shares of the Funds. In addition, NYSE Arca acts as the exchange on which the Shares are traded. The Underlying Intellidexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. NYSE Arca has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Intellidexes. NYSE Arca is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. NYSE Arca has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Intellidexes or any data included therein, and NYSE Arca shall have no liability for any errors, omissions, or interruptions therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Intellidexes or any data included therein. NYSE Arca makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes or any data included therein, the Funds, the Trust or the Shares. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Intellidexes or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.

NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Intellidexes or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Intellidexes or any data included therein in connection with the Rights Licensing or for any other use. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Intellidexes or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any special,

116

punitive, direct, indirect or consequential damages (including lost profits), if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters is available at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Funds.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary

117

market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Funds' investments also is available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report free of charge or make shareholder inquiries, please:

Call:  Invesco Distributors, Inc. at 1-800-983-0903
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust
c/o Invesco Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

Visit:  www.InvescoPowerShares.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

118

Dealers effecting transactions in the Funds' Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust's registration number under the 1940 Act is 811-21265.

119

PowerShares Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

P-PS-PRO-7

PowerShares Exchange-Traded Fund Trust

PowerShares Dynamic MagniQuant Portfolio (NYSE Arca, Inc. – PIQ)

PowerShares Dynamic Market Portfolio (NYSE Arca, Inc. – PWC)

PowerShares Dynamic OTC Portfolio (NYSE Arca, Inc. – PWO)

PowerShares FTSE RAFI US 1000 Portfolio (NYSE Arca, Inc. – PRF)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
(The NASDAQ Stock Market LLC – PRFZ)

August 31, 2011

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

3	Summary Information

3	PowerShares Dynamic MagniQuant Portfolio

8	PowerShares Dynamic Market Portfolio

13	PowerShares Dynamic OTC Portfolio

18	PowerShares FTSE RAFI US 1000 Portfolio

23	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

28	Summary Information About Purchases, Sales and Taxes

28	Additional Information About the Funds' Strategies and Risks

36	Tax-Advantaged Structure of ETFs

37	Portfolio Holdings

37	Management of the Funds

39	How to Buy and Sell Shares

41	Frequent Purchases and Redemptions of Fund Shares

41	Dividends, Distributions and Taxes

43	Distributor

43	Net Asset Value

44	Fund Service Providers

44	Financial Highlights

50	Intellidex and Index Providers

50	Disclaimers

52	Premium/Discount Information

52	Other Information

2

PowerShares
Dynamic MagniQuant Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic MagniQuant Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Top 200 IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.08%
Fee Waivers and Expense Assumption(1)	0.43%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.65%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

3

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$66	$301	$554	$1278

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of approximately 200 U.S. stocks of companies that NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider"), strictly in accordance with its existing guidelines and mandated procedures, included pursuant to a proprietary selection methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $324 million and $396 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market

4

may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar

5

chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 8.60%.

Best Quarter	Worst Quarter
14.25% (2nd Quarter 2009)	(22.66)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Since Inception (10/12/06)
Return Before Taxes	20.61%	(0.24)%
Return After Taxes on Distributions	20.27%	(0.47)%
Return After Taxes on Distributions and Sale of Fund Shares	13.38%	(0.34)%
S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)	21.91%	3.74%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	1.37%
Dynamic Top 200 IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	21.55%	0.51%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

6

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 28 of the Prospectus.

7

PowerShares
Dynamic Market
Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Market Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Market IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.64%
Fee Waivers and Expense Assumption(1)	0.04%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.60%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

8

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$61	$201	$353	$795

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of 100 U.S. stocks that NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider"), strictly in accordance with its existing guidelines and mandated procedures, included pursuant to a proprietary method. The Underlying Intellidex selection methodology seeks to identify and select companies from the U.S. marketplace with superior risk-return profiles. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $363 million and $206 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock of an issuer may be particularly

9

sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which,

10

performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 7.59%.

Best Quarter	Worst Quarter
12.76% (3rd Quarter 2010)	(19.71)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (5/1/03)
Return Before Taxes	17.20%	0.47%	7.56%
Return After Taxes on Distributions	16.62%	0.10%	7.22%
Return After Taxes on Distributions and Sale of Fund Shares	11.16%	0.18%	6.42%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	6.32%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	7.16%
Dynamic Market IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	17.98%	0.91%	8.20%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

11

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 28 of the Prospectus.

12

PowerShares
Dynamic OTC
Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic OTC Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic OTC IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers and Expense Assumption(1)	0.31%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.60%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that retail investors may pay to buy and sell Shares of the Fund.

13

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$61	$259	$474	$1091

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. If the composition of the Underlying Intellidex changes, the Fund will continue to invest at least 80% of its total assets in over-the-counter ("OTC") securities. As of June 30, 2011, the Underlying Intellidex was composed of 100 OTC market securities that NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider"), strictly in accordance with its existing guidelines and mandated procedures, included pursuant to a proprietary method. The Underlying Intellidex selection methodology identifies and selects companies from The NASDAQ Stock Market LLC ("NASDAQ") with superior risk-return profiles. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $324 million and $42 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse

14

event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the

15

Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 6.39%.

Best Quarter	Worst Quarter
18.67% (4th Quarter 2004)	(21.64)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (5/1/03)
Return Before Taxes	23.41%	0.26%	7.55%
Return After Taxes on Distributions	23.32%	0.23%	7.52%
Return After Taxes on Distributions and Sale of Fund Shares	15.22%	0.20%	6.60%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	16.91%	3.76%	8.06%
NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes)	20.14%	6.78%	10.04%
Dynamic OTC IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	24.32%	0.78%	8.21%

16

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 28 of the Prospectus.

17

PowerShares
FTSE RAFI US 1000 Portfolio

Summary Information

Investment Objective

The PowerShares FTSE RAFI US 1000 Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the FTSE RAFI US 1000 Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.29%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.44%
Fee Waivers and Expense Assumption(1)	0.05%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.39%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

18

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$40	$136	$241	$550

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. As of June 30, 2011, the Underlying Index was composed of approximately 1,000 U.S. stocks. The Underlying Index is designed to track the performance of the largest U.S. equity stocks that FTSE International Limited and Research Affiliates LLC ("FTSE" and "RA" or the "Index Provider"), strictly in accordance with its existing guidelines and mandated procedures, includes based on the following four fundamental measures: book value, income, sales and dividends. As of June 30, 2011, the Underlying Index included common stocks of companies with a market capitalization range of between approximately $53 million and $403 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock of an issuer may be particularly

19

sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which,

20

performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 5.54%.

Best Quarter	Worst Quarter
28.15% (2nd Quarter 2009)	(24.12)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (12/19/05)
Return Before Taxes	19.51%	4.23%	4.06%
Return After Taxes on Distributions	18.87%	3.64%	3.47%
Return After Taxes on Distributions and Sale of Fund Shares	12.65%	3.26%	3.12%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.29%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	16.10%	2.59%	2.59%
FTSE RAFI US 1000 Index (reflects no deduction for fees, expenses or taxes)	19.98%	4.74%	4.57%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

21

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Joshua Betts	Vice President and Portfolio Manager of the Adviser	June 2009

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 28 of the Prospectus.

22

PowerShares
FTSE RAFI US 1500 Small-Mid Portfolio

Summary Information

Investment Objective

The PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the FTSE RAFI US 1500 Small-Mid Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.29%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.46%
Fee Waivers and Expense Assumption(1)	0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.39%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

23

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$40	$141	$251	$572

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. As of June 30, 2011, the Underlying Index was composed of approximately 1,500 U.S. stocks that FTSE International Limited and Research Affiliates LLC ("FTSE" and "RA" or the "Index Provider"), strictly in accordance with its existing guidelines and mandated procedures, included to track the performance of small and medium-sized U.S. equity stocks based on the following four fundamental measures of firm size: book value, income, cash flow and dividends. As of June 30, 2011, the Underlying Index included common stocks of companies with a market capitalization range of between approximately $17 million and $19 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock of an issuer may be particularly

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sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which,

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performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 5.51%.

Best Quarter	Worst Quarter
36.73% (2nd Quarter 2009)	(28.30)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Since Inception (9/20/06)
Return Before Taxes	29.04%	6.77%
Return After Taxes on Distributions	28.70%	6.44%
Return After Taxes on Distributions and Sale of Fund Shares	18.86%	5.62%
S&P Small Cap 600® Index (reflects no deduction for fees, expenses or taxes)	26.31%	3.88%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.85%	3.24%
FTSE RAFI US 1500 Small-Mid Index (reflects no deduction for fees, expenses or taxes)	29.36%	7.07%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

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Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Joshua Betts	Vice President and Portfolio Manager of the Adviser	June 2009

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 28 of the Prospectus.

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Summary Information About Purchases, Sales and Taxes

Purchase and Sale of Fund Shares

Each Fund issues and redeems Shares at NAV only with authorized participants ("APs") and only in large blocks of 50,000 Shares (each block of Shares is called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations") in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

Individual Shares of the Funds may be purchased and sold only in secondary market transactions through brokers. Shares of the Funds are listed for trading on NYSE Arca or NASDAQ (each, an "Exchange"), as applicable, and because Shares will trade at market prices rather than NAV, Shares of each Fund may trade at a price greater than, at, or less than NAV.

Tax Information

Each Fund's distributions generally will be taxable as ordinary income or capital gains. A sale of Shares may result in capital gain or loss. Currently, any capital gain or loss realized upon a sale of Shares is treated generally as a long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Additional Information About the Funds' Strategies and Risks

Principal Investment Strategies

Information about each Fund's Underlying Intellidex or Underlying Index construction is set forth below.

Dynamic Top 200 IntellidexSM Index

The methodology of the Underlying Intellidex for PowerShares Dynamic MagniQuant Portfolio objectively identifies those stocks from among the 2,000 largest U.S. stocks that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes component stocks for the Underlying Intellidex from among the companies with the highest-ranking cumulative score ("Model Score") within the universe. The Intellidex Provider ranks the 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange ("NYSE"), the NYSE Amex and the NASDAQ for capital appreciation potential using a proprietary NYSE Arca Intellidex model. The 200 stocks selected are the stocks with

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the best Model Score. The Intellidex Provider equally weights the 200 components (on average each receives 0.5%).

Dynamic Market IntellidexSM Index

The selection methodology of the Underlying Intellidex for PowerShares Dynamic Market Portfolio identifies and selects companies from the U.S. marketplace with superior risk-return profiles. The Intellidex Provider ranks domestic companies across numerous investment criteria, including fundamentals, valuation, timeliness and risk perspectives, when providing a comprehensive determination of a company's overall investment potential. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes stocks that, based upon the rankings, it believes possess the greatest investment potential for the Underlying Intellidex. The Underlying Intellidex uses market-like sector weightings and market-capitalization groupings in seeking to produce a sector and size dispersion similar to the overall broad market. The Intellidex Provider ranks the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ for investment potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider ranks companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, timeliness and risk factors, and then sorts them based on their cumulative score on the above criteria. The Intellidex Provider then selects 100 companies from the top of each sector and size category in the following manner:

a.  The Intellidex Provider divides the universe of stocks into 10 economic sectors.

b.  The Intellidex Provider divides stocks within each sector into two market-capitalization groupings: large and mid/small.

c.  The Intellidex Provider selects a defined number of the top ranked large and mid/small stocks within each sector. The number of stocks selected within a sector is predetermined and based on the percentage of the overall market represented by such sector.

i.  The Intellidex Provider allocates 70% of the weight to 30 large-capitalization stocks across the sectors.

ii.  The Intellidex Provider allocates 30% of the weight to 70 mid/small-capitalization stocks across the sectors.

d.  The Intellidex Provider equally weights stocks within their size groups.

i.  Large-capitalization stocks receive on average 2.33% each.

ii.  Small and mid-capitalization stocks receive on average 0.43% each. The Underlying Intellidex repeats this process quarterly. The Fund will rebalance quarterly to mirror the constituent changes of the Underlying Intellidex.

Dynamic OTC IntellidexSM Index

The selection methodology of the Underlying Intellidex for PowerShares Dynamic OTC Portfolio identifies and selects companies from the U.S. NASDAQ marketplace with superior risk-return profiles. The Intellidex Provider ranks domestic NASDAQ companies across numerous investment criteria, including fundamentals, valuation, timeliness and risk perspectives, when providing a comprehensive determination of a company's overall investment potential. Strictly in accordance with its existing guidelines and mandated procedures, the Intellidex Provider includes securities that, based upon the rankings, it believes possess the greatest investment potential for the Underlying Intellidex. The Underlying Intellidex uses OTC market-like sector weightings and market-capitalization groupings as represented by the NASDAQ

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market in seeking to produce a sector and size dispersion similar to the overall broad OTC market. The Intellidex Provider ranks the 1,000 largest NASDAQ/National Market Securities U.S. stocks (by market capitalization) for investment potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider ranks companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, timeliness and risk factors, and then sorts those stocks based on their cumulative score using the above criteria. The Intellidex Provider then selects 100 companies from the top of each sector and size category in the following manner:

a.  The Intellidex Provider divides the universe of securities into nine economic sectors.

b.  The Intellidex Provider divides securities within each sector into two market-capitalization groupings: large and mid/small.

c.  The Intellidex Provider selects a defined number of the top ranked large and mid/small stocks within each sector. The number of stocks selected within a sector is predetermined and based on the percentage of the overall market represented by such sector.

i.  The Intellidex Provider allocates 70% of the weight to 30 large-capitalization stocks across the sectors.

ii.  The Intellidex Provider allocates 30% of the weight to 70 mid/small-capitalization stocks across the sectors.

d.  The Intellidex Provider equally weights the securities within their size groups.

i.  Large-capitalization securities receive on average 2.33% each.

ii.  Small/mid-capitalization securities receive on average 0.43% each. The Underlying Intellidex repeats this process quarterly. The Fund will rebalance quarterly to mirror the constituent changes of the Underlying Intellidex.

FTSE RAFI US 1000 Index

The Underlying Index for PowerShares FTSE RAFI US 1000 Portfolio is designed to track the performance of the largest U.S. equities that the Index Provider, strictly in accordance with its existing guidelines and mandated procedures, includes based on the following four fundamental measures: book value, income, sales and dividends.

The Index Provider weights U.S. equities by each of these four fundamental measures. The Index Provider calculates an overall weight for each firm by equally weighting each fundamental measure and excludes dividends from the average for companies that have never paid dividends. The Index Provider includes each of the 1,000 equities with the highest fundamental weight and assigns a weight equal to its fundamental weight. The Underlying Index is composed of companies incorporated in the United States. The Index Provider identifies the largest U.S. equities based on the following four fundamental measures of firm size:

—  Sales averaged over the prior five years;

—  Cash flow averaged over the prior five years;

—  Book value as of the review date; and

—  Total dividend distributions averaged over the prior five years.

The Index Provider ranks the universe of companies by equally weighting each fundamental measure. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider includes the 1,000 equities with the highest fundamental weight and assigns a weight equal to its fundamental weight.

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Constituents are weighted within the FTSE RAFI Index Series by their investable RAFI fundamental value rather than their market capitalization.

The Index Provider reconstitutes the Underlying Index on an annual basis. The Index Provider makes share adjustments to reflect a split, reverse split or stock dividend on the action's effective date. Such changes do not require an adjustment to the divisor and the Index Provider processes such changes automatically. For changes in a company's shares outstanding due to an acquisition or spin-off, the Index Provider makes an adjustment to the stock's Underlying Index shares at the open on the effective date of the corporate action.

For purposes of calculation of the value of the Underlying Index, the Index Provider reinvests dividend payments in the Underlying Index on the ex-date. In the event of an acquisition between two companies included in the Underlying Index, the Index Provider will continue to include the common shares of the acquiring issuer in the Underlying Index. The enlarged company will remain a constituent in the index with its FTSE RAFI adjustment factor recalculated. In the event of an acquisition between a company in the Underlying Index and a company not in the Underlying Index, the Index Provider will continue to include the common shares of the surviving issuer in the Underlying Index with its FTSE RAFI factor adjusted to take into account the terms of the acquisition. If the event involved cash only, the constituent will be deleted and the non-constituent will not be added.

All of the corporate events described previously, except capital repayment, are treated as market capitalization neutral. Meaning the weight of a constituent does not change due to corporate events, thus the RAFI fundamental weight is in effect.

FTSE RAFI US 1500 Small-Mid Index

The Underlying Index for PowerShares FTSE RAFI US 1500 Small-Mid Portfolio is designed to track the performance of small and medium capitalization U.S. equities that the Index Provider, strictly in accordance with its existing guidelines and mandated procedures, includes based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The Index Provider weights U.S. equities by each of these four fundamental measures. The Index Provider calculates an overall weight for each firm by equally weighting each fundamental measure and excludes dividends from the average for companies that have never paid dividends. The Index Provider first will exclude the equities with a fundamental weight ranking of 1 through 1,000 and, thereafter, the Index Provider includes each of the equities with a fundamental weight ranking of 1,001 through 2,500.

The Underlying Index is composed of companies incorporated in the United States. The Index Provider identifies small and medium capitalization U.S. equities based on the following four fundamental measures:

—  Sales averaged over the prior five years;

—  Cash flow averaged over the prior five years;

—  Book value as of the review date; and

—  Total dividend distributions averaged over the prior five years.

The Index Provider ranks the universe of companies by equally weighting each fundamental measure. Strictly in accordance with its existing guidelines and mandated procedures, FTSE includes the 1,001 through 2,500 equities with the highest fundamental weight. Constituents are weighted within the FTSE RAFI Index Series by their investable RAFI fundamental value rather than their market capitalization.

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The Index Provider reconstitutes the Underlying Index on an annual basis. The Index Provider makes share adjustments to reflect a split, reverse split or stock dividend on the action's effective date. Such changes do not require an adjustment to the divisor and the Index Provider processes such changes automatically. For changes in a company's shares outstanding due to an acquisition or spin-off, the Index Provider makes an adjustment to the stock's Underlying Index shares at the open on the effective date of the corporate action.

For purposes of calculation of the value of the Underlying Index, the Index Provider reinvests dividend payments in the Underlying Index on the ex-date. In the event of an acquisition between two companies included in the Underlying Index, the Index Provider will continue to include the common shares of the acquiring issuer in the Underlying Index. The enlarged company will remain a constituent in the index with its FTSE RAFI adjustment factor recalculated. In the event of an acquisition between a company in the Underlying Index and a company not in the Underlying Index, the Index Provider will continue to include the common shares of the surviving issuer in the Underlying Index with its FTSE RAFI factor adjusted to take into account the terms of the acquisition. If the event involved cash only, the constituent will be deleted and the non-constituent will not be added.

All the corporate events described previously except capital repayment, are treated as market capitalization neutral, meaning the weight of a constituent does not change due to corporate events thus the RAFI fundamental weight is in effect.

Each Fund uses an "indexing" investment approach to attempt to replicate, before fees and expenses, the performance of its Underlying Index or Underlying Intellidex. The Adviser seeks correlation over time of 0.95 or better between each Fund's performance and the performance of its Underlying Index or Underlying Intellidex; a figure of 1.00 would represent perfect correlation.

Each Fund generally invests in all of the securities comprising its Underlying Index or Underlying Intellidex in proportion to the weightings of the securities in the Underlying Index or Underlying Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, a Fund may purchase a sample of securities in its Underlying Index or Underlying Intellidex. There also may be instances in which the Adviser may choose to (i) overweight a security in the applicable Underlying Index or Underlying Intellidex, (ii) purchase securities not contained in an Underlying Index or Underlying Intellidex that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or Underlying Intellidex, or (iii) utilize various combinations of other available investment techniques in seeking to track an Underlying Index or Underlying Intellidex. Each Fund may sell securities included in its applicable Underlying Index or Underlying Intellidex in anticipation of their removal from that Underlying Index or Underlying Intellidex or purchase securities not included in that Underlying Index or Underlying Intellidex in anticipation of their addition to the Underlying Index or Underlying Intellidex.

Principal Risks of Investing in the Funds

The following provides additional information about certain of the principal risks identified under "Principal Risks of Investing in the Fund" in each Fund's "Summary Information" section.

Market Risk

Securities in each Underlying Index or Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Funds' Shares will decline,

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more or less, in correlation with any decline in value of the securities in its respective Underlying Index or Underlying Intellidex.

Market Trading Risk

The Funds face numerous market trading risks, including the potential lack of an active market for each Fund's Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to each Fund's Shares trading at a premium or discount to that Fund's NAV.

Equity Risk

Equity risk is the risk that the value of the securities each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities each Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in each Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk

A significant percentage of an Underlying Index or Underlying Intellidex may be composed of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if the Fund were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk

The return of each Fund may not match the return of its Underlying Index or Underlying Intellidex for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index or Underlying Intellidex and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index or Underlying Intellidex. In addition, the performance of each Fund and its Underlying Index or Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Index or Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints. The Funds may fair value certain of the securities they hold. To the extent each Fund calculates its NAV based on fair value prices, the Fund's ability to track its Underlying Index or Underlying Intellidex may be adversely affected. Since an Underlying Index or Underlying Intellidex is not subject to the tax diversification requirements to which the Funds must adhere, each Fund may be required to deviate its investments from the securities and relative weightings of its Underlying Index or Underlying Intellidex. The Funds may not invest in certain securities included in its Underlying Index or

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Underlying Intellidex due to liquidity constraints. Liquidity constraints may delay the Funds' purchase or sale of securities included in their Underlying Index or Underlying Intellidex. For tax efficiency purposes, the Funds may sell certain securities to realize losses, causing them to deviate from their Underlying Index or Underlying Intellidex.

The investment activities of one or more of the Adviser's affiliates, including other subsidiaries of the Adviser's parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact a Fund's ability to track its Underlying Index. For example, in regulated industries, and in corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, a Fund or other client accounts to suffer disadvantages or business restrictions. As a result, a Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser's affiliates.

The Adviser may not fully invest a Fund at times, either as a result of cash flows into the Fund or reserves of cash the Fund holds to meet redemptions and expenses. If the Funds utilize futures or other derivative positions, their return may not correlate as well with the return of their respective Underlying Index or Underlying Intellidex as would be the case if they purchased all of the securities in their Underlying Index or Underlying Intellidex with the same weightings as the Underlying Index or Underlying Intellidex.

Index Risk

Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Underlying Index or Underlying Intellidex. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index or Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Principal Investment Strategies

Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. The Funds may use options and futures contracts (and convertible securities and structured notes) to seek performance that corresponds to its respective Underlying Intellidex or Underlying Index, and to manage cash flows. The Adviser anticipates that it may take approximately three business days (a business day is any day that the

34

NYSE is open) for the Adviser to fully reflect the additions and deletions to each Fund's Underlying Intellidex or Underlying Index in the portfolio composition of that Fund.

Each of the investment policies described herein, including each Fund's investment objective, constitutes a non-fundamental policy that the Board of Trustees (the "Board") of PowerShares Exchange Traded Fund Trust (the "Trust") may change at any time without shareholder approval. The 80% investment policy of the PowerShares Dynamic OTC Portfolio requires 60 days' prior written notice to shareholders before its policy may be changed. The fundamental and non-fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under the section "Investment Strategies and Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each such Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Additional Risks of Investing in the Funds

The following provides additional risk information regarding investing in the funds.

Risks of Futures and Options

Each Fund may enter into U.S. futures contracts, options and options on futures contracts to simulate full investment in its Underlying Index or Underlying Intellidex, to facilitate trading or to reduce transaction costs. The Funds will not use futures or options for speculative purposes.

Because futures contracts project price levels in the future, market circumstances may cause a discrepancy between the price of the stock index future and the movement in the Underlying Index or Underlying Intellidex. In the event of adverse price movements, each Fund would remain required to make daily cash payments to maintain its required margin. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) potentially is unlimited. However, each Fund intends to use futures and options contracts to limit its risk exposure to levels comparable to direct investment in securities.

Each Fund must segregate liquid assets or take other appropriate measures to "cover" open positions in futures contracts. For futures contracts that do not cash settle, each Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, each Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligations (i.e., the Fund's daily net liability) under the futures contract, if any, rather than their full notional value. For more information, see "Investment Policies and Risks – Futures and Options" in the SAI.

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Securities Lending

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If PowerShares FTSE RAFI US 1000 Portfolio or PowerShares FTSE RAFI US 1500 Small-Mid Portfolio is not able to recover its securities loaned, either Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to marked appreciation or depreciation and the Funds will bear any loss on the investment of cash collateral.

Shares May Trade at Prices Different Than NAV

The NAV of the Funds' Shares generally will fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on NYSE Arca or NASDAQ (the "Relevant Exchange"). The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the securities of each Fund's respective Underlying Intellidex or Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Issues

Trading in Shares on the Exchanges may be halted due to market conditions or for reasons that, in the view of the Exchanges, make trading in Shares inadvisable. In addition, trading in Shares on the Exchanges is subject to trading halts caused by extraordinary market volatility pursuant to each Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchanges necessary to maintain the listing of each Fund will continue to be met or will remain unchanged.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Funds' Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis, and are created and redeemed principally in-kind. These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of

36

the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for each Fund or its ongoing shareholders.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' SAI, which is available at www.InvescoPowerShares.com.

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Adviser serves as the investment adviser to the Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of $20.7 billion as of July 31, 2011. The Trust currently is composed of 58 exchange-traded funds.

As the Funds' investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's extensive resources.

Portfolio Managers

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from Joshua Betts, Michael Jeanette and Brian Picken. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

37

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been employed by the Adviser since November 2008. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio since June 2009. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc. from May 2007 to August 2008. Prior to this, he was a Portfolio Consultant for the Adviser from June 2006 to May 2007. From September 2005 to June 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since August 2008. Prior to joining the Adviser, Mr. Jeanette was a trust advisor and GM of Chicago based Richard Lamb, LLC from 1998 to 2007. Prior to this he was a financial advisor with Smith Barney and First Bank Systems.

Brian Picken is an Associate Portfolio Manager of the Adviser. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since August 2010 and has been an Associate Portfolio Manager since August 2009. Mr. Picken was an ETF Portfolio Operations Specialist for the Adviser from August 2008 to August 2009, and prior to that a Research Analyst for the Adviser from August 2007 to August 2008. He received a Bachelor of Arts from Wheaton College.

The Funds' SAI provides additional information about the Portfolio Managers' compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers' ownership of Shares.

The Adviser receives fees from each Fund (except PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio) equal to 0.50% of each Fund's average daily net assets. With respect to PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, the Adviser receives fees equal to 0.29% of each Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust, pursuant to which (except for PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio), the Adviser has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of PowerShares Dynamic MagniQuant Portfolio (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (an "Expense Cap"), at least until August 31, 2012.

The Adviser has entered into the Expense Agreement with the Trust, pursuant to which the Adviser has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (an "Expense Cap"), at least until August 31, 2012.

38

For PowerShares Dynamic Market Portfolio and PowerShares OTC Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expenses, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year, at least until August 31, 2012.

The offering costs excluded from the 0.60% Expense Cap with respect to PowerShares Dynamic MagniQuant Portfolio and the 0.39% Expense Cap with respect to each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio are: (a) initial legal fees pertaining to each Fund's Shares offered for sale; (b) initial SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.

For the Dynamic MagniQuant Portfolio, the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio, the Excess Expense Agreement provides that the expenses that the Adviser bears are subject to recapture by the Adviser for up to three years from the date that the Adviser bore the fee or expense, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the expenses borne by the Adviser are not subject to recapture.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Intellidex or Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members and officers who are not "interested persons" of the Trust or the Adviser, expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for those members of the Board who are not "interested persons" of the Trust and extraordinary expenses.

A discussion regarding the basis for the Board's approval of the Funds' Investment Advisory Agreement on behalf of each Fund is available in the Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2011.

How to Buy and Sell Shares

Each Fund issues or redeems its Shares at NAV per Share only in Creation Units.

Most investors buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on an Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots" at no per shares price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each

39

leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade under the following symbols on the following Exchanges:

Fund	Symbol	Exchange
PowerShares Dynamic MagniQuant Portfolio	PIQ	NYSE Arca

PowerShares Dynamic Market Portfolio	PWC	NYSE Arca

PowerShares Dynamic OTC Portfolio	PWO	NYSE Arca

PowerShares FTSE RAFI US 1000 Portfolio	PRF	NYSE Arca

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PRFZ	NASDAQ

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from each Fund, and APs may tender their Shares for redemption directly to each Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

Each Fund may liquidate and terminate at any time without Shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the Relevant Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of each Fund.

The approximate value of Shares of each Fund, an amount representing on a per share basis the sum of the current market price of the securities ("Deposit Securities") accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

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Frequent Purchases and
Redemptions of Fund Shares

Shares of the Funds may be purchased and redeemed directly from the Funds only in Creation Units by APs. The vast majority of trading in Shares of the Funds occurs on the secondary market and does not involve a Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares of the Funds. Cash purchases and/or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV. To minimize these potential consequences of frequent purchases and redemptions of Shares, each Fund employs fair valuation pricing and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Funds reserve the right not to accept orders from APs that the Adviser has determined may be disruptive to the management of the Funds, or otherwise are not in the best interests of the Funds. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares of the Funds.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Funds. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax- deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the Relevant Exchange, and

•  You purchase or redeem Creation Units.

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Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Funds. Dividends paid out of each Fund's income and net short-term gains, if any, generally are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. In addition, for those taxable years, some ordinary dividends declared and paid by each Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2013, and all dividends will be taxed at ordinary income rates.

Distributions in excess of each Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Funds' NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Each Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

42

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the section "Taxes" in the SAI.

Distributor

Invesco Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon ("BNYM") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security is primarily traded. Money market securities maturing in 60 days or less will be valued at amortized cost. If a security's market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the security's fair value in accordance with the Trust's valuation policies and procedures approved by the Board.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when a Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different from the value that could be realized upon the sale of the security. In addition, fair

43

value pricing could result in a difference between the prices used to calculate each Fund's NAV and the prices used by the Fund's Underlying Index or Underlying Intellidex. This may adversely affect each Fund's ability to track its Underlying Index or Underlying Intellidex.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.

K&L Gates LLP, 70 W. Madison Street, Chicago, Illinois, 60602, serves as legal counsel to the Trust.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP is responsible for auditing the annual financial statements of the Funds.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, since a Fund's inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report for the fiscal year ended April 30, 2011, which is available upon request.

44

PowerShares Dynamic MagniQuant Portfolio

	Year Ended April 30,					For the Period October 12, 2006* through April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$22.56	$16.85		$25.08	$28.02	$25.37
Net investment income**	0.19	0.09		0.14	0.14	0.15
Net realized and unrealized gain (loss) on investments	4.45	5.71		(8.24)	(2.87)	2.55
TOTAL FROM INVESTMENT OPERATIONS	4.64	5.80		(8.10)	(2.73)	2.70
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.18)	(0.09)		(0.13)	(0.20)	(0.05)
Return of capital	—	—		—	(0.01)	—
TOTAL DISTRIBUTIONS	(0.18)	(0.09)		(0.13)	(0.21)	(0.05)
NET ASSET VALUE AT END OF PERIOD	$27.02	$22.56		$16.85	$25.08	$28.02
SHARE PRICE AT END OF PERIOD***	$27.03	$22.56		$16.84
NET ASSET VALUE TOTAL RETURN****	20.72%	34.54%		(32.40)%	(9.81)%	10.67%
SHARE PRICE TOTAL RETURN****	20.76%	34.62%		(32.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$27,024	$27,073		$28,651	$62,700	$81,269
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%		0.65%	0.67%	0.67%†
Expenses, prior to (Waivers) and/or Recapture	1.08%	0.98%		0.87%	0.72%	0.84%†
Net investment income, after (Waivers) and/or Recapture	0.83%	0.45%		0.70%	0.53%	1.04%†
Portfolio turnover rate††	93%	98%		102%	76%	23%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.00	)(a)	$(0.01)	$0.00 (a)	$0.02

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

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PowerShares Dynamic Market Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$40.38	$31.42	$48.12	$53.32	$47.87
Net investment income*	0.57	0.33	0.50	0.37	0.42
Net realized and unrealized gain (loss) on investments	7.94	8.97	(16.72)	(5.09)	5.35
TOTAL FROM INVESTMENT OPERATIONS	8.51	9.30	(16.22)	(4.72)	5.77
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.63)	(0.34)	(0.48)	(0.48)	(0.32)
NET ASSET VALUE AT END OF YEAR	$48.26	$40.38	$31.42	$48.12	$53.32
SHARE PRICE AT END OF YEAR**	$48.24	$40.38	$31.41
NET ASSET VALUE TOTAL RETURN***	21.34%	29.75%	(33.86)%	(8.93)%	12.12%
SHARE PRICE TOTAL RETURN***	21.29%	29.80%	(33.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$188,207	$230,151	$260,779	$620,703	$973,105
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.60%	0.60%	0.60%	0.58%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.64%	0.60%	0.60%	0.59%	0.62%
Net investment income, after (Waivers) and/or Recapture	1.38%	0.92%	1.28%	0.72%	0.87%
Portfolio turnover rate†	107%	98%	113%	121%	114%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.00 (a)	$0.00 (a)	$(0.01)	$(0.01)	$0.00 (a)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

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PowerShares Dynamic OTC Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$45.15	$32.83	$46.92	$55.03	$53.60
Net investment income (loss)*	0.07	0.01	0.03	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments	8.65	12.36	(14.12)	(7.94)	1.50
TOTAL FROM INVESTMENT OPERATIONS	8.72	12.37	(14.09)	(8.05)	1.43
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.11)	(0.05)	—	—	—
Return of capital	—	—	—	(0.06)	—
TOTAL DISTRIBUTIONS	(0.11)	(0.05)	—	(0.06)	—
NET ASSET VALUE AT END OF YEAR	$53.76	$45.15	$32.83	$46.92	$55.03
SHARE PRICE AT END OF YEAR**	$53.75	$45.15	$32.83
NET ASSET VALUE TOTAL RETURN***	19.34%	37.73%	(30.03)%	(14.65)%	2.67%
SHARE PRICE TOTAL RETURN***	19.31%	37.73%	(30.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$40,321	$40,635	$39,393	$96,187	$159,599
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.60%	0.60%	0.59%	0.59%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.91%	0.85%	0.74%	0.64%	0.69%
Net investment income (loss), after (Waivers) and/or Recapture	0.15%	0.01%	0.08%	(0.21)%	(0.15)%
Portfolio turnover rate†	75%	90%	77%	60%	107%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.02)	$(0.01)	$(0.02)	$(0.01)	$0.03

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

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PowerShares FTSE RAFI US 1000 Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$52.93	$34.78	$55.15	$60.99	$52.44
Net investment income*	1.07	0.62	0.97	0.89	0.78
Net realized and unrealized gain (loss) on investments	7.63	18.21	(20.26)	(5.96)	8.38
TOTAL FROM INVESTMENT OPERATIONS	8.70	18.83	(19.29)	(5.07)	9.16
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.91)	(0.68)	(1.08)	(0.77)	(0.61)
NET ASSET VALUE AT END OF YEAR	$60.72	$52.93	$34.78	$55.15	$60.99
SHARE PRICE AT END OF YEAR**	$60.71	$52.96	$34.78
NET ASSET VALUE TOTAL RETURN***	16.72%	54.57%	(35.26)%	(8.42)%	17.60%
SHARE PRICE TOTAL RETURN***	16.63%	54.66%	(35.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$1,208,246	$648,428	$396,443	$876,964	$1,055,189
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.39%	0.39%	0.58%	0.67%	0.70%
Expenses, prior to (Waivers) and/or Recapture	0.44%	0.45%	0.60%	0.66%	0.71%
Net investment income, after (Waivers) and/or Recapture	2.01%	1.38%	2.34%	1.50%	1.40%
Portfolio turnover rate†	9%	24%	15%	12%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.14	$0.01	$(0.07)	$(0.04)	$0.33

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

48

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

	Year Ended April 30,					For the Period September 20, 2006* through April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$59.82	$34.96		$50.36	$57.12	$50.52
Net investment income**	0.50	0.32		0.46	0.50	0.27
Net realized and unrealized gain (loss) on investments	10.80	24.88		(15.42)	(6.81)	6.50
TOTAL FROM INVESTMENT OPERATIONS	11.30	25.20		(14.96)	(6.31)	6.77
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.46)	(0.34)		(0.44)	(0.45)	(0.17)
NET ASSET VALUE AT END OF PERIOD	$70.66	$59.82		$34.96	$50.36	$57.12
SHARE PRICE AT END OF PERIOD***	$70.64	$59.79		$34.90
NET ASSET VALUE TOTAL RETURN****	19.04%	72.38	%(a)	(29.79)%	(11.10)%	13.42%
SHARE PRICE TOTAL RETURN****	19.06%	72.59%		(29.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$409,826	$284,135		$94,399	$130,944	$85,680
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.39%	0.39%		0.58%	0.71%	0.73	%†
Expenses, prior to (Waivers) and/or Recapture	0.46%	0.51%		0.79%	0.76%	0.92	%†
Net investment income, after (Waivers) and/or Recapture	0.82%	0.67%		1.22%	0.92%	0.83	%†
Portfolio turnover rate††	19%	16%		15%	42%	9%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03	$0.08		$0.00 (b)	$0.09	$0.05

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount includes the effect of the Adviser pay-in for an economic loss of $0.17 per share. Had the pay-in not been made, the Net Asset Value Total Return would have been 71.89%.

(b)  Amount represents less than $0.005.

49

Intellidex and Index Providers

NYSE Arca is the Intellidex Provider for PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio.

The Intellidex Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Intellidex Provider to use the Underlying Intellidexes. The Funds are entitled to use their respective Underlying Intellidex pursuant to a sub-licensing arrangement with the Adviser.

NYSE Arca develops, calculates, and maintains its own proprietary indices and serves as the calculation agent for third-party indices. NYSE Arca publishes index values to market data vendors through the facilities of the Consolidated Tape Association's Network B. The more than 200 index values that NYSE Arca currently calculates are used as benchmarks, or to support the trading of exchange-traded funds, index options, and other structured products listed on NYSE Arca. NYSE Arca announces index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) as early as practicable prior to the effectiveness of the change or scheduled event. Such announcements currently are available on the Indexes Daily List at www.nyxdata.com.

FTSE is the Index Provider for PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with FTSE to use the Underlying Indexes. PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio are entitled to use their respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

Set forth below is a list of each Fund and the Underlying Intellidex or Underlying Index upon which it is based:

Fund	Underlying Intellidex or Underlying Index
PowerShares Dynamic MagniQuant Portfolio	Dynamic Top 200 IntellidexSM Index

PowerShares Dynamic Market Portfolio	Dynamic Market IntellidexSM Index

PowerShares Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index

PowerShares FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI US 1500 Small-Mid Index

Disclaimers

The Dynamic Market IntellidexSM Index, Dynamic OTC IntellidexSM Index and Dynamic Top 200 IntellidexSM Index are trademarks of NYSE Arca and have been licensed for use for certain purposes by the Adviser. FTSE® is a trademark of the London Stock Exchange Plc (the "Exchange") and The Financial Times ("FT") and is used by the Adviser under license. The FTSE RAFI US 1000 Index and FTSE RAFI US 1500 Small-Mid Index are trademarks of FTSE and have been licensed for use for certain purposes by the Adviser.

50

The Shares of PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio and PowerShares Dynamic MagniQuant Portfolio are not sponsored or endorsed by NYSE Arca and NYSE Arca makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in the Shares particularly or the ability of the product to trade the performance of any sector of the stock market. NYSE Arca's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and indexes, which are determined, composed and calculated by NYSE Arca without regard to the Funds. NYSE Arca has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the Underlying Intellidexes. NYSE Arca is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of Shares of the Funds. In addition, NYSE Arca acts as the exchange on which the Shares are traded. The Underlying Intellidexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. NYSE Arca has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Intellidexes. NYSE Arca is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. NYSE Arca has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares.

NYSE ARCA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. NYSE ARCA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. NYSE ARCA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NYSE ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE"), by the London Stock Exchange Plc ('the Exchange") or by the Financial Times Limited ("FT") or by Research Affiliates LLC ("RA") ("collectively the "Licensor Parties"), and none of the Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE RAFI US 1000 Index or FTSE RAFI US 1500 Small-Mid Index (the 'Indices") and/or the figure at which the said Indices stands at any particular time on any particular day or otherwise. The Indices are compiled and calculated by FTSE in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes and/or Underlying Intellidexes or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes and/or Underlying Intellidexes or any data included therein.

51

The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes and/or Underlying Intellidexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes and/or Underlying Intellidexes even if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters is available at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Funds.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of

52

Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Funds' investments also is available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report free of charge, or to make shareholder inquiries, please:

Call:  Invesco Distributors, Inc. at 1-800-983-0903
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust
c/o Invesco Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

Visit:  www.InvescoPowerShares.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

53

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds' Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust's registration number under the 1940 Act is 811-21265.

54

(This Page Intentionally Left Blank)

PowerShares Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

P-PS-PRO-2

PowerShares Exchange-Traded Fund Trust

PowerShares Buyback AchieversTM Portfolio (NYSE Arca, Inc. – PKW)

PowerShares Dividend AchieversTM Portfolio (NYSE Arca, Inc. – PFM)

PowerShares Financial Preferred Portfolio (NYSE Arca, Inc. – PGF)

PowerShares High Yield Equity Dividend AchieversTM Portfolio
(NYSE Arca, Inc. – PEY)

PowerShares International Dividend AchieversTM Portfolio
(NYSE Arca, Inc. – PID)

August 31, 2011

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

3	Summary Information

3	PowerShares Buyback AchieversTM Portfolio

8	PowerShares Dividend AchieversTM Portfolio

13	PowerShares Financial Preferred Portfolio

18	PowerShares High Yield Equity Dividend AchieversTM Portfolio

23	PowerShares International Dividend AchieversTM Portfolio

28	Summary Information About Purchases, Sales and Taxes

28	Additional Information About the Funds' Strategies and Risks

39	Tax-Advantaged Structure of ETFs

40	Portfolio Holdings

40	Management of the Funds

42	How to Buy and Sell Shares

43	Frequent Purchases and Redemptions of Fund Shares

44	Dividends, Distributions and Taxes

46	Distributor

46	Net Asset Value

47	Fund Service Providers

47	Financial Highlights

53	Index Providers

54	Disclaimers

55	Premium/Discount Information

56	Other Information

2

PowerShares
Buyback AchieversTM Portfolio

Summary Information

Investment Objective

The PowerShares Buyback AchieversTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Share BuyBack AchieversTM Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers and Expense Assumption(1)	0.30%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.70%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser; but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that

3

investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$72	$289	$523	$1197

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. Strictly in accordance with its existing guidelines and mandated procedures, Mergent®, Inc. ("Mergent" or the "Index Provider") includes stocks in the Underlying Index pursuant to a proprietary selection methodology. As of June 30, 2011, the Underlying Index was composed of stocks of approximately 143 companies with a market capitalization range of between approximately $165 million and $207 billion. To qualify for the universe of "BuyBack AchieversTM," an issuer must have repurchased at least 5% of its outstanding shares during the trailing 12 months.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the

4

issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market

5

performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 10.99%.

Best Quarter	Worst Quarter
17.77% (2nd Quarter 2009)	(20.64)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Since Inception (12/20/06)
Return Before Taxes	17.99%	0.15%
Return After Taxes on Distributions	17.86%	(0.14)%
Return After Taxes on Distributions and Sale of Fund Shares	11.69%	(0.06)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	(0.82)%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	16.23%	(3.19)%
Share BuyBack AchieversTM Index (reflects no deduction for fees, expenses or taxes)	18.68%	0.87%

6

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 28 of the Prospectus.

7

PowerShares
Dividend AchieversTM Portfolio

Summary Information

Investment Objective

The PowerShares Dividend AchieversTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Broad Dividend AchieversTM Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.61%
Fee Waivers and Expense Assumption(1)	0.01%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.60%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser; but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that

8

investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$61	$194	$339	$761

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of companies that have raised their annual regular cash dividend payments for at least each of the last ten fiscal years. The Fund generally will invest at least 90% of its total assets in dividend-paying common stocks that comprise the Underlying Index. Strictly in accordance with its existing guidelines and mandated procedures, Mergent®, Inc. ("Mergent" or the "Index Provider") includes stock in the Underlying Index pursuant to a proprietary selection methodology. As of June 30, 2011, the Underlying Index was composed of stocks of approximately 190 companies with a market capitalization range of between approximately $289 million and $400 million. To qualify for the universe of "Dividend AchieversTM," an issuer must have increased its annual regular cash dividend payments for each of its last ten fiscal years.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies' dividend payments may affect the Fund.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

9

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar

10

chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 7.72%.

Best Quarter	Worst Quarter
13.65% (3rd Quarter 2009)	(19.15)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (9/15/05)
Return Before Taxes	14.89%	0.81%	1.13%
Return After Taxes on Distributions	14.06%	0.04%	0.36%
Return After Taxes on Distributions and Sale of Fund Shares	9.65%	0.24%	0.52%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.70%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	16.23%	1.45%	1.83%
Broad Dividend AchieversTM Index (reflects no deduction for fees, expenses or taxes)	14.99%	1.08%	1.43%

11

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 28 of the Prospectus.

12

PowerShares
Financial Preferred Portfolio

Summary Information

Investment Objective

The PowerShares Financial Preferred Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Wells Fargo® Hybrid & Preferred Securities Financial Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.66%
Fee Waivers and Expense Assumption(1)	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.66%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap') until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser; but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that

13

investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$211	$368	$822

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in preferred securities of financial institutions. The Fund generally will invest at least 90% of its total assets in preferred securities that comprise the Underlying Index. The Underlying Index is a market capitalization weighted index designed to track the performance of preferred securities issued in the U.S. market by financial institutions. As of June 30, 2011, the Underlying Index was composed of preferred securities of approximately 22 financial institutions that have received an industrial sector classification of "financial" from the Bloomberg Professional Service. Strictly in accordance with its existing guidelines and mandated procedures, Wells Fargo Securities, LLC (together with Wells Fargo & Company, the "Index Provider") includes securities in the Underlying Index pursuant to a proprietary selection methodology. As of June 30, 2011, the Underlying Index included companies with a market capitalization range of between approximately $4 billion and $150 billion. Preferred securities have a payment priority over common stock in the payment of specified dividends and in the event of the issuer's liquidation. Dividends generally are paid on a fixed rate percentage of the fixed par value at which the preferred stock is issued, and preferred stocks generally have a liquidation value that equals the original purchase price of the stock at the time of issuance.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Foreign Financial Institution Risk. Certain of the companies that comprise the Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions. Therefore, the Fund may be subject to the risks of investing in securities issued by foreign companies.

14

High Yield Securities Risk. High yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints. For example, because the Fund's Underlying Index does not meet the diversification requirements set forth in the Internal Revenue Code relating to regulated investment companies, the Fund may not be able to invest in all of the stocks comprising its Underlying Index in proportion to their weightings in the Underlying Index at all times.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies.

15

These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 5.73%.

Best Quarter	Worst Quarter
58.35% (2nd Quarter 2009)	(30.31)% (3rd Quarter 2008)

16

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Since Inception (12/1/06)
Return Before Taxes	16.55%	(0.33)%
Return After Taxes on Distributions	13.65%	(3.20)%
Return After Taxes on Distributions and Sale of Fund Shares	10.66%	(2.04)%
S&P Preferred Stock Index (reflects no deduction for fees, expenses or taxes)	14.99%	2.25%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	(0.47)%
Wells Fargo® Hybrid & Preferred Securities Financial Index (reflects no deduction for fees, expenses or taxes)	18.80%	1.13%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Philip Fang	Vice President and Portfolio Manager of the Adviser	July 2010

Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	September 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 28 of the Prospectus.

17

PowerShares High Yield Equity Dividend AchieversTM Portfolio

Summary Information

Investment Objective

The PowerShares High Yield Equity Dividend AchieversTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Mergent Dividend AchieversTM 50 Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.62%
Fee Waivers and Expense Assumption(1)	0.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.60%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser; but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

18

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$61	$197	$344	$772

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of companies that have a consistent record of dividend increases. The Fund generally will invest at least 90% of its total assets in dividend-paying common stocks that comprise the Underlying Index. Strictly in accordance with its existing guidelines and mandated procedures, Mergent®, Inc. ("Mergent" or the "Index Provider") includes stock in the Underlying Index, principally on the basis of dividend yield and consistent growth in dividends. As of June 30, 2011, the Underlying Index was composed of approximately 50 companies with a market capitalization range of between approximately $289 million and $186 billion. The Underlying Index contains only stocks and no debt or fixed income securities. To qualify for the universe of "Dividend Achievers," an issuer must have increased its annual regular cash dividend, on a pre-tax basis, for each of the last 10 fiscal years.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies' dividend payments may affect the Fund.

High Yield Securities Risk. High yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

19

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the fund Holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

20

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 1.69%.

Best Quarter	Worst Quarter
26.81% (3rd Quarter 2008)	(30.52)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

21

	One Year	Five Years	Since Inception (12/9/04)
Return Before Taxes	20.61%	(5.72)%	(4.02)%
Return After Taxes on Distributions	18.82%	(7.23)%	(5.48)%
Return After Taxes on Distributions and Sale of Fund Shares	13.29%	(5.56)%	(4.12)%
Dow Jones U.S. Select Dividend Index	18.32%	0.57%	1.30%
S&P Citigroup Large Cap Value Index (reflects no deduction for fees, expenses or taxes)	15.10%	0.87%	2.19%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	3.25%
Mergent Dividend AchieversTM 50 Index (reflects no deduction for fees, expenses or taxes)	19.07%	(6.91)%	(5.10)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 28 of the Prospectus.

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PowerShares International Dividend AchieversTM Portfolio

Summary Information

Investment Objective

The PowerShares International Dividend AchieversTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the International Dividend AchieversTM Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.58%
Fee Waivers and Expense Assumption(1)	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.58%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser; but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

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your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the International Dividend AchieversTM Index. The Underlying Index currently is composed of global depositary receipts ("GDRs") and American depositary receipts ("ADRs") that are listed on the London Stock Exchange ("LSE"), in addition to ADRs and non-U.S. common or ordinary stocks traded on the New York Stock Exchange ("NYSE"), the NASDAQ Stock Market LLC ("NASDAQ") or NYSE Amex of companies that have increased their aggregate annual regular dividend payments consistently over the course of the last five calendar or fiscal years. Strictly in accordance with its existing guidelines and mandated procedures, Mergent®, Inc. ("Mergent" or the "Index Provider") includes stock in the Underlying Index pursuant to a proprietary selection methodology. As of June 30, 2011, the Underlying Index was composed of approximately 64 securities selected principally on the basis of their consecutive years of dividend growth with a market capitalization range of between approximately $135 million and $216 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies' dividend payments may affect the Fund.

Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government

24

involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Foreign Securities Risk. The Fund's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies, and therefore, not all material information regarding these companies will be available.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not

25

necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 6.43%.

Best Quarter	Worst Quarter
30.69% (2nd Quarter 2009)	(29.91)% (4th Quarter 2008)

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Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (9/15/05)
Return Before Taxes	13.64%	3.38%	3.83%
Return After Taxes on Distributions	12.50%	2.20%	2.67%
Return After Taxes on Distributions and Sale of Fund Shares	8.82%	2.20%	2.60%
Dow Jones EPAC Select Dividend Index (reflects no deduction for fees, expenses or taxes)	10.46%	5.62%	6.38%
MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes)	3.25%	1.37%	2.88%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.70%
International Dividend AchieversTM Index (reflects no deduction for fees, expenses or taxes)	13.17%	3.05%	3.53%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 28 of the Prospectus.

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Summary Information About Purchases, Sales and Taxes

Purchase and Sale of Fund Shares

Each Fund issues and redeems Shares at NAV only with authorized participants ("APs") and only in large blocks of 50,000 Shares (each block of Shares is called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations") in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

Individual Shares of the Funds may be purchased and sold only in secondary market transactions through brokers. Shares of the Funds are listed for trading on NYSE Arca and because Shares will trade at market prices rather than NAV, Shares of each Fund may trade at a price greater than, at, or less than NAV.

Tax Information

Each Fund's distributions generally will be taxable as ordinary income or capital gains. A sale of Shares may result in capital gain or loss. Currently, any capital gain or loss realized upon a sale of Shares is treated generally as a long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Additional Information About the Funds' Strategies and Risks

Principal Investment Strategies

Information about each Fund's Underlying Index construction is set forth below.

Share BuyBack AchieversTM Index

The Underlying Index is designed to track the performance of companies that meet the requirements to be classified as "BuyBack AchieversTM." To become eligible for inclusion in the Share BuyBack AchieversTM Index, a company must (i) be incorporated in the United States or a U.S. territory, (ii) trade on the NYSE, NYSE Amex or the NASDAQ, and (iii) have repurchased at least 5% of its outstanding shares for the trailing 12 months.

Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider weights the universe of companies according to a modified market capitalization, using each company's eligible shares outstanding and the closing price at the company's last trading day in December. No single company may exceed 5% of the Underlying Index as of either a reconstitution or rebalance date. The Index Provider will modify the index weight of companies with market capitalizations that exceed 5% of the Underlying Index to equal 5% of the Underlying Index. The Index

28

Provider will redistribute the excess amounts from companies whose initial market capitalizations exceeded 5% of the Underlying Index among the remaining companies in proportion to their initial weights until no company exceeds 5% of the Underlying Index. These modified weights become effective on the last trading day in January. In between the reconstitutions and rebalance dates, the Underlying Index weights of each company will float, meaning that a company may exceed 5% of the Underlying Index during these periods.

Broad Dividend AchieversTM Index

The Underlying Index is designed to track the performance of companies that meet the requirements to be classified as "Dividend AchieversTM." To become eligible for inclusion in the Underlying Index, a company must (i) be incorporated in the United States or one of its territories, (ii) trade on the NYSE, NYSE Amex or NASDAQ, and (iii) have raised its annual regular cash dividend payments for at least each of the last ten consecutive fiscal years and have a minimum average daily cash volume of $500,000 for the December and November prior to each reconciliation date.

Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider calculates the total annual regular dividend payment using the last available dividend payable date for the previous calendar or fiscal year. The Index Provider reserves the authority to include companies with an off calendar year payment schedule or an off fiscal year, as long as the payable date falls within the first ten days of the fiscal or calendar year.

The Dividend AchieversTM companies are those companies that have been incorporated in the United States or one of its territories and trade on the NYSE, the NASDAQ or NYSE Amex, with aggregate annual regular dividend payments that have increased consistently over the course of the last ten or more fiscal years.

The Index Provider weights the universe of companies according to modified market capitalization, using each company's most recent shares outstanding and the closing price on the company's last trading day in December. No single company may exceed 5% of the Underlying Index as of either a reconstitution or rebalance date. The Index Provider will modify the weight of companies with market capitalizations that exceed 5% of the Underlying Index to equal 5% of the Underlying Index. The Index Provider will redistribute the excess amounts from companies whose initial market capitalizations exceeded 5% of the Underlying Index among the remaining companies in proportion to their initial weights until no company exceeds 5% of the Underlying Index. These modified weights will become effective on the last trading day in January. In between the reconstitution and rebalance dates, the Underlying Index weights of each company will float, meaning that a company may exceed 5% of the Underlying Index during these periods.

The Index Provider will rebalance the Underlying Index on a quarterly basis using a modified market capitalization methodology and will calculate the modified market capitalizations using the company's most recent shares outstanding and the closing price of the company's stock on the last trading day in March, June and September. These modified weights will become effective on the last trading days of the company's stock in April, July and October, respectively. The composition of the Fund's portfolio therefore will change to the extent necessary to replicate the Underlying Index.

The Index Provider also reconstitutes the Underlying Index on an annual basis to incorporate a group of stocks that the Index Provider identifies as "Dividend AchieversTM" pursuant to a proprietary dividend growth methodology. Reconstitution is effective after the close of the last trading day in January.

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The Index Provider will make share adjustments to reflect a split, a reverse split or a stock dividend on each action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, the Index Provider will make an adjustment to the stocks in the Underlying Index after the close on the effective date of the corporate action. For total return calculations for the Underlying Index, the Index Provider will reinvest dividend payments in the Underlying Index on the ex-date of the underlying securities. In the event of a merger between two companies included in the Underlying Index, the common shares of the surviving company will continue to be represented in the Underlying Index. In the event of a merger between a company in the Underlying Index and a company not in the Underlying Index, only the surviving company will be included in the Underlying Index if the company in the Underlying Index is the surviving company. The Index Provider will drop a company from the Underlying Index if the company is acquired. The Index Provider will adjust the Underlying Index divisor to reflect the acquisition. Further, the Index Provider will drop a company from the Underlying Index if the company ceases to be listed on the NYSE, NYSE Amex or NASDAQ.

In the event of bankruptcy, the Index Provider will remove a company from the Underlying Index effective after the close on the date of the filing. In the event that trading in a company included in the Underlying Index is suspended, the Underlying Index calculation agent, in consultation with the Index Provider, shall decide whether the company will be removed from the Underlying Index as soon as applicable. To minimize the impact to the Underlying Index, the Index Provider will remove the company to be deleted at the value at which it last traded. The Index Provider will adjust the Underlying Index divisor to reflect the disposition.

Wells Fargo® Hybrid & Preferred Securities Financial Index

The Underlying Index attempts to portray a cross-section of the universe of preferred securities issued by financial institutions and listed on the NYSE or NYSE Amex and that meet certain criteria.

Eligible securities that will be included in the Underlying Index must meet the following criteria:

a.  Preferred stock or securities functionally equivalent to preferred stock that are issued exclusively by financial institutions.

b.  An industrial sector classification of "financial" from the Bloomberg Professional Service®.

c.  Rated at least "B3" by Moody's Investors Service, Inc. or "B-" by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

d.  U.S. dollar-denominated and publicly issued in the U.S. domestic market.

e.  Par amount of $25.

f.  Perpetual with no stated or legal maturity.

g.  Maintain a minimum par value of $250 million outstanding.

h.  Fixed dividends/coupons that are "qualified dividend income" eligible.

i.  Liquidity requirements. Constituent securities representing at least 90% of the market value of the Underlying Index must have a minimum monthly trading volume during each of the last six months of at least 250,000 trading units. New issue securities listed on the NYSE or NYSE Amex for less than six months must

30

have a minimum monthly trading volume of at least 250,000 trading units during each month following the date on which the securities were listed. Trading volume for any period less than one month shall be pro-rated for each day based on daily trading volume. If securities representing 90% of the market value of the Underlying Index do not meet the liquidity requirements set forth above, the Underlying Index will be rebalanced by removing the least liquid securities from the Underlying Index until the 90% liquidity requirement is satisfied. Underlying Index liquidity will be tested and rebalancing will occur on each Monthly Rebalancing Date.

The Underlying Index does not include trust preferred securities, convertible preferred shares, securities subject to sinking fund provisions, shares in closed-end funds, municipal securities, sovereign securities or repackaged securities linked to a security, a basket of securities or an index.

The Underlying Index is calculated using a market capitalization weighting methodology applied in conjunction with the monthly adjustments. The weight of any component security may not account for more than 20% of the total value of the Underlying Index. Component securities greater than 20% of the Underlying Index are reduced to individually represent 20% of the value of the Underlying Index. The aggregate amount by which all components over 20% is reduced is redistributed proportionately across the remaining components that represent less than 20% of the Underlying Index value. After this redistribution, if any other component exceeds 20%, the component is set to 20% of the Underlying Index value and the redistribution is repeated. (The 20% weight limit above applies to constituent securities, not issuers. An issuer may represent more than 20% of the Underlying Index, but a single security may not.) In addition, the sum of the issuers with a weight greater than 4.5% cannot exceed 45% of the total weight. If the aforementioned 45% cap is breached, all the issuers are ranked in descending order of their weights and the first stock that causes the 45% limit to be breached is identified. The weight of this issuer is then reduced either until the rule is satisfied or it reaches 4.5%. If the issuer to be reduced has multiple component securities included in the Underlying Index, the securities will be reduced on a pro-rata basis determined by market capitalization. This excess weight is proportionally redistributed to all issuers with weights below 4.5%. This process will be repeated until the 45% rule is satisfied. (The 4.5% weight limit above applies to issuers, not constituent securities. A constituent security may represent more than 4.5% of the Underlying Index.) The Underlying Index is subject to monthly rebalancing adjustments. All outstanding preferred stocks are tested for suitability based on eligibility criteria. Stocks that are deemed qualified are added to the Underlying Index as component securities whereas those that are deemed inappropriate are excluded from the reconstitution of the Underlying Index. Rebalancing also can occur following specific events such as redemption, tenders, green-shoes and overallotments, re-openings, rights offerings, stock splits and suspension from trading on an exchange. These events will require a daily adjustment or directly influence the next monthly adjustments.

Mergent Dividend AchieversTM 50 Index

The Underlying Index is designed to track the performance of the fifty companies with the highest dividend yield chosen from the universe of companies that meet the requirements to be classified as Dividend AchieversTM.

A Dividend AchieversTM company must have, among other things, experienced growth in dividends consistently over the last ten or more fiscal years.

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The Dividend AchieversTM are companies incorporated in the United States with aggregate annual regular dividend payments that have increased consistently over the course of the last ten or more fiscal years. Depending on the industry, the company's asset value must be equal to or greater than $2 billion and the company must have a minimum of 200 shareholders on the ex-date closest to the reconstitution date. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider ranks the universe of companies according to yield, using the annualized current dividend and the closing price at the reconstitution date, which is the last trading day in January. The Index Provider includes the highest fifty yielding companies in the Underlying Index.

The Index Provider rebalances the Underlying Index on a quarterly basis using a modified equal weighting methodology incorporating current dividend yield. Adjustments are effective after the close of the last trading day of January, April, July and October. The Index Provider also reconstitutes the Underlying Index on an annual basis to incorporate the fifty highest yielding stocks among the Dividend AchieversTM that have a minimum average daily cash volume of $500,000 for the December and November prior to each reconciliation date.

The Index Provider makes share adjustments to reflect a split, a reverse split or stock dividend on the action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, the Index Provider will make an adjustment to the stock's Underlying Index shares effective after the close on the effective date of the corporate action.

The Index Provider will reinvest dividend payments in the Underlying Index on the ex-date. In the event of a merger between two companies included in the Underlying Index, the common shares of the surviving issuer will continue to be represented in the Underlying Index. In the event of a merger between a company in the Underlying Index and a company not in the Underlying Index, the common shares of the surviving issuer will continue to be represented in the Underlying Index until further evaluation on the reconstitution date. The Index Provider will drop a company from the Underlying Index if the company is acquired. The next highest yielding company in the Dividend AchieversTM currently not included in the Underlying Index and as identified at reconstitution will replace the acquired company.

In the event of a bankruptcy, the Index Provider will remove a company from the Underlying Index effective after the close on the date of the filing. In the event that trading in a company included in the Underlying Index is suspended, the index calculation agent, in consultation with the Index Provider, shall decide whether to remove the company from the Underlying Index as soon as applicable. To minimize the impact to the Underlying Index, the Index Provider will remove the company to be deleted at the value at which it last traded. The next highest yielding company in the Underlying Index currently not included in the Underlying Index and as identified at reconstitution will replace the company.

International Dividend AchieversTM Index

The Underlying Index is designed to track the performance of dividend paying GDRs and ADRs that are listed on the LSE, in addition to ADRs and non-U.S. common or ordinary stocks trading on the NYSE, NYSE Amex or NASDAQ. To become eligible for inclusion in the Underlying Index, a company's aggregate annual regular dividend payments must have increased consistently over the course of the last five calendar or fiscal years.

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Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider calculates the total annual regular dividend payment using the last available dividend payable date for the previous calendar or fiscal year. The Index Provider reserves the authority to include companies with an off calendar year payment schedule or an off fiscal year payment, as long as the payable date falls within the first ten days of the fiscal or calendar year.

The universe of companies in the Underlying Index are those incorporated outside the United States, trade on the NYSE, the NASDAQ, NYSE Amex or the LSE and have increased their annual regular dividend payments for the past five or more calendar or fiscal years. The universe of companies in the Underlying Index is weighted according to yield using the trailing twelve months of regular dividend payments after the company's last trading day in December, except that in the case of Canadian companies, the Index Provider calculates yield based on the forward looking Indicated Annual Dividend as of the last trading day in December. These modified weights become effective on the last Friday in January.

The Index Provider rebalances the Underlying Index on a quarterly basis using a dividend yield weighted methodology incorporating a dividend yield based on trailing twelve months of regular dividend payments on the last trading date in March, June and September. However, in the case of Canadian companies, the Index Provider calculates yield based on the forward looking Indicated Annual Dividend as of the last trading day in March, June and September. These modified weights become effective on the last Friday in April, July and October, respectively.

The Index Provider also reconstitutes the Underlying Index on an annual basis to incorporate a group of securities that Mergent identifies as "International Dividend AchieversTM" pursuant to a proprietary dividend growth methodology. Reconstitution is effective after the close of the last Friday in January.

The Index Provider will make share adjustments to reflect a split, a reverse split or a stock dividend on each action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, the Index Provider will make adjustments to the stocks in the Underlying Index effective after the close on the effective date of the corporate action.

For total return calculations for the Underlying Index, the Index Provider will reinvest dividend payments in the International Dividend AchieversTM Index on the ex-date of the underlying securities. If a company formally announces a suspension of dividend payments or has not paid regular dividends over the trailing twelve months, the Index Provider will remove the company from the Underlying Index and will adjust the Underlying Index divisor to reflect the company's removal. In the event of a merger between two companies included in the Underlying Index, the common shares of the surviving company will continue to be represented in the Underlying Index. In the event of a merger between a company in the Underlying Index and a company not in the Underlying Index, the Index Provider will include only the surviving company in the Underlying Index, so long as the company in the Underlying Index is the surviving company. The Index Provider will drop a company from the Underlying Index if the company is acquired. The Index Provider will adjust the Underlying Index divisor to reflect the acquisition. The Index Provider will drop a company from the Underlying Index if the company ceases to be listed on the NYSE, NASDAQ, NYSE Amex or the LSE.

In the event of bankruptcy, the Index Provider will remove a company from the Underlying Index effective after the close on the date of the filing. If trading in a company included in the Underlying Index is suspended, the Underlying Index calculation agent, in consultation with the Index Provider, shall decide as soon as

33

applicable whether to remove the company from the Underlying Index. To minimize the impact to the Underlying Index, the Index Provider will remove the company to be deleted at the value at which it last traded and will adjust the Underlying Index divisor to reflect the disposition.

Each Fund uses an "indexing" investment approach to attempt to replicate, before fees and expenses, the performance of its Underlying Index. The Adviser seeks correlation with its Underlying Index; a figure of 1.00 would represent perfect correlation.

Each Fund generally invests in all of the securities comprising its Underlying Index in proportion to the weightings of the securities in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, a Fund may purchase a sample of securities in its Underlying Index as a whole. There also may be instances in which the Adviser may choose to (i) overweight a security in an Underlying Index, (ii) purchase securities not contained in an Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques, in seeking to track an Underlying Index. Each Fund may sell securities that are included in the applicable Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not included in the Underlying Index in anticipation of their addition to the Underlying Index.

Principal Risks of Investing in the Funds

The following provides additional information about certain of the principal risks identified under "Principal Risks of Investing in the Fund" in each Fund's "Summary Information" section.

Dividend Paying Security Risk

PowerShares Dividend AchieversTM Portfolio and PowerShares International Dividend Achievers invest in securities that pay high dividends. As a group these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies' dividend payments may affect a Fund.

Financial Sector Risk

For PowerShares Financial Preferred Portfolio and PowerShares International Dividend AchieversTM Portfolio, investing in the financial sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, new regulations or regulatory interpretations may affect their profitability; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities a Fund may purchase may themselves have concentrated portfolios that make them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares that shareholders hold in such institutions.

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Foreign Securities Risk

For PowerShares Financial Preferred Portfolio and PowerShares International Dividend AchieversTM Portfolio, investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies. Therefore, not all material information regarding these companies will be available.

In addition, securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of a Fund's trades effected in those markets and could result in losses to a Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

High Yield Securities Risk

PowerShares Financial Preferred Portfolio and PowerShares High Yield Equity Dividend AchieversTM Portfolio may invest in high yield securities that offer generally a higher current yield than that available from higher grade issues, but they typically involve greater risk. Securities rated below investment grade commonly are referred to as "junk bonds." The ability of issuers of high yield securities to make timely payments of interest and principal may be impacted by adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities. Issuers of high yield securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities have. Periods of economic downturn or rising interest rates may cause the issuers of high yield securities to experience financial distress, which could adversely impact their ability to make timely payments of principal and interest and could increase the possibility of default. The market value and liquidity of high yield securities may be impacted negatively by adverse publicity and investor perceptions, whether or not based on fundamental analysis, especially in a market characterized by low trade volume.

Preferred Securities Risk

For PowerShares Financial Preferred Portfolio there are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities

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may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

Market Risk

Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Funds' Shares will decline, more or less, in correlation with any decline in value of the securities in its respective Underlying Index.

Market Trading Risk

The Funds face numerous market trading risks, including the potential lack of an active market for each Fund's Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to each Fund's Shares trading at a premium or discount to each Fund's NAV.

Equity Risk

Equity risk is the risk that the value of the securities each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which a Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities each Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in each Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk

A significant percentage of an Underlying Index may be composed of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk

The return of each Fund may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Index resulting from legal

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restrictions, cost or liquidity constraints. The Funds may fair value certain of the securities they hold. To the extent each Fund calculates its NAV based on fair value prices, the Fund's ability to track its Underlying Index may be adversely affected. Since an Underlying Index is not subject to the tax diversification requirements to which the Funds must adhere, each Fund may be required to deviate its investments from the securities and relative weightings of its Underlying Index. The Funds may not invest in certain securities included in their respective Underlying Index due to liquidity constraints. Liquidity constraints may delay the Funds' purchase or sale of securities included in their Underlying Index. For tax efficiency purposes, the Funds may sell certain securities to realize losses, causing them to deviate from their Underlying Index.

The investment activities of one or more of the Adviser's affiliates, including other subsidiaries of the Adviser's parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact a Fund's ability to track its Underlying Index. For example, in regulated industries, and in corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, a Fund or other client accounts to suffer disadvantages or business restrictions. As a result, a Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser's affiliates.

The Adviser may not fully invest a Fund at times, either as a result of cash flows into the Fund or reserves of cash the Fund holds to meet redemptions and expenses. If the Funds utilize futures or other derivative positions, their return may not correlate as well with the return of their respective Underlying Index as would be the case if they purchased all of the securities in their Underlying Index with the same weightings as the Underlying Index.

Index Risk

Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk

PowerShares Buyback AchieversTM Portfolio and PowerShares Financial Preferred Portfolio are non-diversified and can invest a greater portion of their assets in securities of individual issuers than can diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in the Share prices of these Funds than would occur in a diversified fund. This may increase the Funds' volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Funds' performance.

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Non-Principal Investment Strategies

Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. The Funds may use options and futures contracts (and convertible securities and structured notes) to seek performance that corresponds to its respective Underlying Index and to manage cash flows. The Adviser anticipates that it may take approximately three business days (a business day is any day that the NYSE is open) for the Adviser to fully reflect the additions and deletions to each Fund's Underlying Index in the portfolio composition of that Fund.

Each of the investment policies described herein, including each Fund's investment objective, constitutes a non-fundamental policy that the Board of Trustees (the "Board") of PowerShares Exchange Traded Fund Trust (the "Trust") may change at any time without shareholder approval. The 80% investment policies of PowerShares Dividend AchieversTM Portfolio, PowerShares Financial Preferred Portfolio and PowerShares High Yield Equity Dividend AchieversTM Portfolio require 60 days' prior written notice to shareholders before those policies may be changed. The fundamental and non-fundamental policies of the Funds are set forth in the Trust's Statement of Additional Information ("SAI") under the section "Investment Strategies and Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

The PowerShares International Dividend AchieversTM Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each such Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Additional Risks of Investing in the Funds

The following provides additional risk information regarding investing in the Funds.

Risks of Futures and Options

Each Fund may enter into U.S. futures contracts, options and options on futures contracts to simulate full investment in its Underlying Index, to facilitate trading or to reduce transaction costs. The Funds will not use futures or options for speculative purposes.

Because futures contracts project price levels in the future, market circumstances may cause a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would remain required to make daily cash payments to maintain its required margin. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) potentially is

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unlimited. However, each Fund intends to use futures and options contracts to limit its risk exposure to levels comparable to direct investment in securities.

Each Fund must segregate liquid assets or take other appropriate measures to "cover" open positions in futures contracts. For futures contracts that do not cash settle, each Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, each Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligations (i.e., the Fund's daily net liability) under the futures contract, if any, rather than their full notional value.

For more information, see "Investment Policies and Risks — Futures and Options" in the SAI.

Shares May Trade at Prices Different Than NAV

The NAV of the Funds' Shares generally will fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on NYSE Arca. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the securities of each Fund's Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Issues

Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Funds' Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis, and are created and redeemed principally in-kind. These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for each Fund or its ongoing shareholders.

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Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' SAI, which is available at www.InvescoPowerShares.com.

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Adviser serves as the investment adviser to the Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of $20.7 billion as of July 31, 2011. The Trust currently is composed of 58 exchange-traded funds.

As the Funds' investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's extensive resources.

Portfolio Managers

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from Philip Fang (with respect to PowerShares Financial Preferred Portfolio), Michael Jeanette (with respect to each Fund except PowerShares Financial Preferred Portfolio), Jeffrey W. Kernagis (with respect to PowerShares Financial Preferred Portfolio) and Brian Picken (with respect to each Fund except the PowerShares Financial Preferred Portfolio). Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Philip Fang is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of PowerShares

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Financial Preferred Portfolio since July 2010. Mr. Fang has served as portfolio manager of other PowerShares Funds since 2007. Prior to joining the Adviser in 2007, Mr. Fang was a portfolio manager and Executive Vice President at Lord Abbett & Co. from 1992 to 2007.

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund, except PowerShares Financial Preferred Portfolio, since August 2008. Prior to joining the Adviser, Mr. Jeanette was a trust advisor and GM of Chicago based Richard Lamb, LLC from 1998 to 2007. Prior to this he was a financial advisor with Smith Barney and First Bank Systems.

Jeffrey W. Kernagis is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of PowerShares Financial Preferred Portfolio since September 2007. Prior to joining the Adviser, Mr. Kernagis was a Portfolio Manager at Claymore Securities, Inc. from 2005 to 2007. Prior to that, Mr. Kernagis was a Senior Trader at Mid-States Corporate Federal Credit Union from 2004 to 2005 and a Vice President of Institutional Futures Sales at ABN Amro, Inc. from 1994 to 2003.

Brian Picken is an Associate Portfolio Manager of the Adviser. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since August 2010 and an Associate Portfolio Manager since August 2009. Mr. Picken was an ETF Portfolio Operations Specialist for the Adviser from August 2008 to August 2009, and prior to that a Research Analyst for the Adviser from August 2007 to August 2008. He received a Bachelor of Arts from Wheaton College.

The Funds' SAI provides additional information about the Portfolio Managers' compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers' ownership of Shares.

The Adviser receives fees from each Fund (except PowerShares Buyback AchieversTM Portfolio and PowerShares Financial Preferred Portfolio) equal to 0.40% of the Fund's average daily net assets. The Adviser receives fees from each of PowerShares Buyback AchieversTM Portfolio and PowerShares Financial Preferred Portfolio equal to 0.50% of the Fund's average daily net assets. The Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (except PowerShares Buyback AchieversTM Portfolio and PowerShares Financial Preferred Portfolio) (excluding interest expenses, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year, at least until August 31, 2012. The Trust and the Adviser have entered into an Expense Agreement pursuant to which the Adviser has agreed to waive fees and/or pay expenses for PowerShares Buyback AchieversTM Portfolio and PowerShares Financial Preferred Portfolio to the extent necessary to prevent the operating expenses of each of these Funds (excluding interest expenses, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year, at least until August 31, 2012.

The offering costs excluded from the 0.50% expense cap for each of PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio (and the 0.60% expense cap for each of PowerShares Buyback AchieversTM Portfolio and PowerShares Financial Preferred Portfolio) are: (a) initial legal fees pertaining to

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each Fund's Shares offered for sale; (b) initial SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses that the Adviser bears are subject to recapture by the Adviser for up to three years from the date that the Adviser bore the fee or expense, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, paying for a portion of its sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members and officers who are not "interested persons" of the Trust or the Adviser, expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for those members of the Board who are not "interested persons" of the Trust and extraordinary expenses.

A discussion regarding the basis for the Board's approval of the Trust's Investment Advisory Agreement on behalf of each Fund is available in the Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2011.

How to Buy and Sell Shares

Each Fund issues or redeems its Shares at NAV per Share only in Creation Units.

Most investors buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase and sell Shares in smaller "oddlots" at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade on NYSE Arca under the following symbols:

Fund	Symbol
PowerShares Buyback AchieversTM Portfolio	PKW

PowerShares Dividend AchieversTM Portfolio	PFM

PowerShares Financial Preferred Portfolio	PGF

PowerShares High Yield Equity Dividend AchieversTM Portfolio	PEY

PowerShares International Dividend AchieversTM Portfolio	PID

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from each Fund, and APs may tender their Shares for redemption directly to each Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations and in accordance with the procedures described in the SAI.

Each Fund may liquidate and terminate at any time without shareholder approval.

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Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on NYSE Arca may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of each Fund.

The approximate value of Shares of each Fund, an amount representing on a per share basis the sum of the current market price of the securities ("Deposit Securities") accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Funds may be purchased and redeemed directly from the Funds only in Creation Units by APs. The vast majority of trading in Shares of the Funds occurs on the secondary market and does not involve the Funds directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares of the Funds. Cash purchases and/or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to

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NAV. To minimize these potential consequences of frequent purchases and redemptions of Shares, each Fund employs fair valuation pricing, and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Funds reserve the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Funds, or otherwise are not in the best interests of the Funds. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares of the Funds.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by each Fund except PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares Financial Preferred Portfolio, for which dividends from any net investment income are declared and paid monthly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on NYSE Arca, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly, except with respect to PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares Financial Preferred Portfolio, for which dividends from net investment income, if any, are declared and paid monthly. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Funds. Dividends paid out of each Fund's income and net short-term gains, if any, generally are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. In addition, for those taxable years, some ordinary dividends declared and paid by each Fund to

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non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2013, and all dividends will be taxed at ordinary income rates.

Distributions in excess of each Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Funds' NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Each Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the section "Taxes" in the SAI.

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Distributor

Invesco Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon ("BNYM") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value.

Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security is primarily traded. Money market securities maturing in 60 days or less will be valued at amortized cost. If a security's market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the security's fair value in accordance with the Trust's valuation policies and procedures approved by the Board.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when each Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund's NAV and the prices used by the Fund's Underlying Index. This may adversely affect each Fund's ability to track its Underlying Index. With respect to securities that are listed primarily on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

46

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.

K&L Gates LLP, 70 W. Madison Street, Chicago, Illinois, 60602, serves as legal counsel to the Trust.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP is responsible for auditing the annual financial statements of the Funds.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, since a Fund's inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report for the fiscal year ended April 30, 2011, which is available upon request.

47

PowerShares Buyback AchieversTM Portfolio

	Year Ended April 30,				For the Period December 20, 2006* through April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$22.36	$16.15	$22.64	$25.99	$24.98
Net investment income**	0.11	0.19	0.26	0.10	0.01
Net realized and unrealized gain (loss) on investments	4.87	6.29	(6.55)	(3.35)	1.02
TOTAL FROM INVESTMENT OPERATIONS	4.98	6.48	(6.29)	(3.25)	1.03
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.07)	(0.27)	(0.20)	(0.10)	(0.02)
NET ASSET VALUE AT END OF PERIOD	$27.27	$22.36	$16.15	$22.64	$25.99
SHARE PRICE AT END OF PERIOD***	$27.27	$22.37	$16.16
NET ASSET VALUE, TOTAL RETURN****	22.34%	40.46%	(27.87)%	(12.53)%	4.13%
SHARE PRICE TOTAL RETURN****	22.29%	40.43%	(27.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$43,637	$38,019	$27,456	$61,132	$62,383
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.70%	0.70%	0.70%	0.73%	0.73	%†
Expenses, prior to (Waivers) and/or Recapture	1.00%	0.97%	0.92%	0.79%	1.04	%†
Net investment income, after (Waivers) and/or Recapture	0.49%	0.98%	1.39%	0.41%	0.15	%†
Portfolio turnover rate††	26%	23%	56%	46%	38%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$(0.02)	$(0.01)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

48

PowerShares Dividend AchieversTM Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$13.21	$10.30	$16.15	$17.52	$15.63
Net investment income*	0.31	0.27	0.36	0.37	0.32
Net realized and unrealized gain (loss) on investments	2.08	2.96	(5.92)	(1.41)	1.88
TOTAL FROM INVESTMENT OPERATIONS	2.39	3.23	(5.56)	(1.04)	2.20
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.31)	(0.32)	(0.29)	(0.33)	(0.31)
NET ASSET VALUE AT END OF YEAR	$15.29	$13.21	$10.30	$16.15	$17.52
SHARE PRICE AT END OF YEAR**	$15.29	$13.21	$10.30
NET ASSET VALUE, TOTAL RETURN***	18.39%	31.76%	(34.84)%	(6.00)%	14.26%
SHARE PRICE TOTAL RETURN***	18.39%	31.76%	(34.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$217,859	$133,380	$85,451	$59,751	$70,079
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.61%	0.64%	0.74%	0.72%	0.92%
Net investment income, after (Waivers) and/or Recapture	2.30%	2.28%	3.11%	2.15%	1.94%
Portfolio turnover rate†	11%	18%	31%	8%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.03	$0.01	$0.03	$(0.01)	$0.03

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

49

PowerShares Financial Preferred Portfolio

	Year Ended April 30,				For the Period December 20, 2006* through April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$16.97	$11.41	$21.17	$24.78	$25.12
Net investment income**	1.18	1.31	1.35	1.35	0.41
Net realized and unrealized gain (loss) on investments	1.36	5.61	(9.63)	(3.50)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	2.54	6.92	(8.28)	(2.15)	0.29
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1.21)	(1.30)	(1.46)	(1.46)	(0.63)
Return of capital	(0.04)	(0.06)	(0.02)	—	—
TOTAL DISTRIBUTIONS	(1.25)	(1.36)	(1.48)	(1.46)	(0.63)
NET ASSET VALUE AT END OF PERIOD	$18.26	$16.97	$11.41	$21.17	$24.78
SHARE PRICE AT END OF PERIOD***	$18.28	$16.93	$11.41
NET ASSET VALUE, TOTAL RETURN****	15.57%	62.16%	(39.56)%	(8.77)%	1.18%
SHARE PRICE TOTAL RETURN****	15.97%	61.76%	(39.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,832,516	$1,714,824	$773,644	$237,126	$99,118
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.66%	0.65%	0.69%	0.72%	0.72%†
Expenses, prior to (Waivers) and/or Recapture	0.66%	0.65%	0.68%	0.74%	0.89%†
Net investment income, after (Waivers) and/or Recapture	6.75%	8.30%	11.49%	6.20%	4.63%†
Portfolio turnover rate††	26%	23%	45%	80%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$(0.02)	$0.02	$0.03	$0.07

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

50

PowerShares High Yield Equity Dividend AchieversTM Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$8.44	$6.12	$11.36	$15.82	$15.07
Net investment income*	0.34	0.32	0.43	0.62	0.54
Net realized and unrealized gain (loss) on investments	0.63	2.35	(5.21)	(4.42)	0.84
TOTAL FROM INVESTMENT OPERATIONS	0.97	2.67	(4.78)	(3.80)	1.38
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.34)	(0.33)	(0.43)	(0.63)	(0.60)
Return of capital	(0.01)	(0.02)	(0.03)	(0.03)	(0.03)
TOTAL DISTRIBUTIONS	(0.35)	(0.35)	(0.46)	(0.66)	(0.63)
NET ASSET VALUE AT END OF YEAR	$9.06	$8.44	$6.12	$11.36	$15.82
SHARE PRICE AT END OF YEAR**	$9.06	$8.44	$6.12
NET ASSET VALUE, TOTAL RETURN***	11.91%	44.59%	(42.88)%	(24.67)%	9.28%
SHARE PRICE TOTAL RETURN***	11.91%	44.58%	(42.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$208,471	$127,424	$86,846	$184,077	$439,820
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.62%	0.65%	0.62%	0.56%	0.60%
Net investment income, after (Waivers) and/or Recapture	4.02%	4.42%	5.24%	4.35%	3.47%
Portfolio turnover rate†	44%	57%	77%	42%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.00 (a)	$0.00 (a)	$0.00 (a)	$0.02	$0.00 (a)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

51

PowerShares International Dividend AchieversTM Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$14.26	$10.14	$19.63	$20.12	$16.92
Net investment income*	0.47	0.35	0.52	0.68	0.53
Net realized and unrealized gain (loss) on investments	2.59	4.24	(9.46)	(0.61)	3.20
TOTAL FROM INVESTMENT OPERATIONS	3.06	4.59	(8.94)	0.07	3.73
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.47)	(0.47)	(0.55)	(0.56)	(0.53)
NET ASSET VALUE AT END OF YEAR	$16.85	$14.26	$10.14	$19.63	$20.12
SHARE PRICE AT END OF YEAR**	$16.89	$14.26	$10.15
NET ASSET VALUE, TOTAL RETURN***	21.95%	45.77%	(46.44)%	0.34%	22.56%
SHARE PRICE TOTAL RETURN***	22.23%	45.62%	(46.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$550,282	$427,783	$256,584	$551,630	$553,200
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.58%	0.57%	0.57%	0.58%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.58%	0.57%	0.57%	0.56%	0.62%
Net investment income, after (Waivers) and/or Recapture	3.20%	2.65%	3.87%	3.28%	2.98%
Portfolio turnover rate†	42%	63%	50%	43%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.01	$0.02	$(0.01)	$(0.02)	$0.11

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

52

Index Providers

Mergent is the Index Provider for PowerShares Buyback AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio. Mergent is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Mergent to use the Underlying Indexes. The Funds are entitled to use their respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

Wells Fargo is the Index Provider for PowerShares Financial Preferred Portfolio. Wells Fargo® Hybrid & Preferred Securities Financial Index is a service mark of Wells Fargo & Company and has been licensed for use by the Adviser. PowerShares Financial Preferred Portfolio is not sponsored, issued or advised by Wells Fargo & Company, Wells Fargo Securities, LLC or their subsidiaries and affiliates (collectively, "Wells Fargo") and Wells Fargo makes no representation regarding the advisability of investing in the Fund.

NYSE Arca serves as the calculation agent for the Wells Fargo® Hybrid & Preferred Securities Financial Index. NYSE Arca develops, calculates and maintains its own proprietary indices and serves as the calculation agent for third-party indices. NYSE Arca publishes index values to market data vendors through the facilities of the Consolidated Tape Association's Network B. The more than 200 index values that NYSE Arca currently calculates are used as benchmarks, or to support the trading of exchange traded funds, index options and other structured products listed on NYSE Arca. NYSE Arca announces index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) as early as practicable prior to the effectiveness of the change or scheduled event. Such announcements currently are available on the Indexes Daily List at www.nyxdata.com.

Set forth below is a list of each Fund and the Underlying Index upon which it is based:

Fund	Underlying Index
PowerShares Buyback AchieversTM Portfolio	Share BuyBack AchieversTM Index

PowerShares Dividend AchieversTM Portfolio	Broad Dividend AchieversTM Index

PowerShares Financial Preferred Portfolio	Wells Fargo® Hybrid & Preferred Securities Financial Index

PowerShares High Yield Equity Dividend AchieversTM Portfolio	Mergent Dividend AchieversTM 50 Index

PowerShares International Dividend AchieversTM Portfolio	International Dividend AchieversTM Index

53

Disclaimers

The Share BuyBack AchieversTM Index, Broad Dividend AchieversTM Index, Mergent Dividend AchieversTM 50 Index and International Dividend AchieversTM Index are trademarks of Mergent and have been licensed for use for certain purposes by the Adviser. The Wells Fargo® Hybrid & Preferred Securities Financial Index is a service mark of Wells Fargo & Company and has been licensed for use by the Adviser.

PowerShares Buyback AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM are not sponsored, endorsed, sold or promoted by Mergent and Mergent makes no representation regarding the advisability of investing in Shares of these Funds.

Mergent's only relationship to the Adviser is Mergent's licensing to the Adviser certain Mergent trademarks, the Underlying Indexes and trade names, which are composed by Mergent without regard to the Adviser, these Funds or any investor. The Funds and their Shares are not sponsored, endorsed, sold or promoted by Mergent. Mergent makes no representation or warranty, express or implied, to the shareholders of these Funds or any member of the public regarding the advisability of investing in securities generally or in these Funds particularly or the ability of any data supplied by Mergent to track general stock market performance. Mergent's only relationship to the Adviser is the licensing of certain trademarks and trade names of Mergent and of the data supplied by Mergent which is determined, composed and calculated by Mergent without regard to these Funds or their Shares. Mergent has no obligation to take the needs of the Adviser or the shareholders of the Funds into consideration in determining, composing or calculating the data supplied by Mergent. Mergent is not responsible for and has not participated in the determination of the prices of the Shares of the Funds or the timing of the issuance or sale of such Shares. Mergent has no obligation or liability in connection with the administration, marketing or trading of these Funds or their Shares.

MERGENT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. MERGENT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, THEIR SHAREHOLDERS OR AFFILIATES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY MERGENT OR ANY DATA INCLUDED THEREIN. MERGENT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY MERGENT® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERGENT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PowerShares Financial Preferred Portfolio is not sponsored, issued or advised by Wells Fargo. Wells Fargo makes no representation or warranty, express or implied, to Fund investors or any member of the public regarding the performance of the Fund's Underlying Index or this Fund or the ability of any data supplied by Wells Fargo to track the performance of the securities referenced by the Fund's Underlying Index. Wells Fargo's only relationship to the Adviser is the licensing of certain trademarks and trade names of Wells Fargo and of the data supplied by Wells Fargo that is determined, composed and calculated by Wells Fargo without regard to this Fund or its common Shares. Wells Fargo has no obligation to take the needs of the Fund into

54

consideration when determining, composing or calculating the data. Wells Fargo has no obligation or liability in connection with the administration, marketing or trading of this Fund.

WELLS FARGO DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. WELLS FARGO MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER AND POWERSHARES FINANCIAL PREFERRED PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY WELLS FARGO OR ANY DATA INCLUDED THEREIN. WELLS FARGO MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY WELLS FARGO OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WELLS FARGO HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NYSE Arca, which acts as calculation agent for the Wells Fargo® Hybrid & Preferred Securities Financial Index, is not affiliated with the Adviser or Wells Fargo and does not approve, endorse, review or recommend PowerShares Financial Preferred Portfolio; PowerShares Financial Preferred Portfolio is based on the Wells Fargo® Hybrid & Preferred Securities Financial Index, and the value of such Index is derived from sources deemed reliable, but NYSE Arca and its suppliers do not guarantee the correctness or completeness of the Index, its values or other information furnished in connection with the Index. NYSE ARCA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY ANY PERSON OR ENTITY FROM THE USE OF THE INDEX, TRADING BASED ON THE INDEX, OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE TRADING OF POWERSHARES FINANCIAL PREFERRED PORTFOLIO, OR FOR ANY OTHER USE. WELLS FARGO AND NYSE ARCA MAKE NO WARRANTIES, EXPRESS OR IMPLIED, AND HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes even if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters is available at www.InvescoPowerShares.com.

55

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Funds.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

56

Delivery of Shareholder Documents — Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Funds' investments also is available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report free of charge, or to make shareholder inquiries, please:

Call:  Invesco Distributors, Inc. at 1-800-983-0903
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust
c/o Invesco Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

Visit:  www.InvescoPowerShares.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds' Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust's registration number under the 1940 Act is 811-21265.

57

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PowerShares Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

P-PS-PRO-1

PowerShares Exchange-Traded
Fund Trust

PowerShares Dynamic Basic Materials Sector Portfolio
(NYSE Arca, Inc. – PYZ)

PowerShares Dynamic Consumer Discretionary Sector Portfolio
(NYSE Arca, Inc. – PEZ)

PowerShares Dynamic Consumer Staples Sector Portfolio
(NYSE Arca, Inc. – PSL)

PowerShares Dynamic Energy Sector Portfolio (NYSE Arca, Inc. – PXI)

PowerShares Dynamic Financial Sector Portfolio (NYSE Arca, Inc. – PFI)

PowerShares Dynamic Healthcare Sector Portfolio (NYSE Arca, Inc. – PTH)

PowerShares Dynamic Industrials Sector Portfolio (NYSE Arca, Inc. – PRN)

PowerShares Dynamic Technology Sector Portfolio
(NYSE Arca, Inc. – PTF)

PowerShares Dynamic Utilities Portfolio (NYSE Arca, Inc. – PUI)

PowerShares NASDAQ Internet Portfolio
(The NASDAQ Stock Market LLC – PNQI)

August 31, 2011

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

3	Summary Information

3	PowerShares Dynamic Basic Materials Sector Portfolio

8	PowerShares Dynamic Consumer Discretionary Sector Portfolio

13	PowerShares Dynamic Consumer Staples Sector Portfolio

18	PowerShares Dynamic Energy Sector Portfolio

23	PowerShares Dynamic Financial Sector Portfolio

28	PowerShares Dynamic Healthcare Sector Portfolio

33	PowerShares Dynamic Industrials Sector Portfolio

38	PowerShares Dynamic Technology Sector Portfolio

43	PowerShares Dynamic Utilities Portfolio

49	PowerShares NASDAQ Internet Portfolio

54	Summary Information About Purchases, Sales and Taxes

54	Additional Information About the Funds' Strategies and Risks

72	Tax-Advantaged Structure of ETFs

72	Portfolio Holdings

72	Management of the Funds

74	How to Buy and Sell Shares

75	Frequent Purchases and Redemptions of Fund Shares

76	Dividends, Distributions and Taxes

78	Distributor

78	Net Asset Value

79	Fund Service Providers

79	Financial Highlights

90	Intellidex and Index Providers

90	Disclaimers

92	Premium/Discount Information

93	Other Information

2

PowerShares
Dynamic Basic Materials
Sector Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Basic Materials Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Basic Materials Sector IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers and Expense Assumption(1)	0.14%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.65%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that

3

investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$66	$238	$425	$965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of basic materials companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was comprised of stocks of 60 U.S. basic materials companies. These companies are principally engaged in the business of producing raw materials, including paper or wood products, chemicals, construction materials, and mining and metals. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between $319 million and $50 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Basic Materials Sector Risk. Changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations may adversely affect the companies engaged in the production and distribution of basic materials.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

4

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

5

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 10.78%.

Best Quarter	Worst Quarter
24.95% (2nd Quarter 2009)	(28.75)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

6

	One Year	Since Inception (10/12/06)
Return Before Taxes	28.45%	9.78%
Return After Taxes on Distributions	27.35%	9.17%
Return After Taxes on Distributions and Sale of Fund Shares	18.46%	8.09%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	0.75%
S&P Materials Index (reflects no deduction for fees, expenses or taxes)	22.20%	7.27%
Dow Jones Basic Materials Index (reflects no deduction for fees, expenses or taxes)	29.45%	9.24%
Dynamic Basic Materials Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	29.44%	10.87%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 54 of the Prospectus.

7

PowerShares Dynamic
Consumer Discretionary
Sector Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Consumer Discretionary Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Consumer Discretionary Sector IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.74%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers and Expense Assumption(1)	0.59%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.65%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that

8

investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$66	$335	$624	$1448

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 68% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of consumer companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was comprised of stocks of 60 U.S. consumer companies. These companies are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including retail, automotive, leisure and recreation, media and real estate. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between $322 million and $53 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these

9

factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

10

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 7.54%.

Best Quarter	Worst Quarter
15.12% (2nd Quarter 2009)	(17.63)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Since Inception (10/12/06)
Return Before Taxes	29.04%	0.66%
Return After Taxes on Distributions	28.73%	0.40%
Return After Taxes on Distributions and Sale of Fund Shares	18.87%	0.40%
S&P Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)	27.66%	3.31%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	0.75%
Dynamic Consumer Discretionary Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	30.13%	1.17%

11

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 54 of the Prospectus.

12

PowerShares
Dynamic Consumer Staples
Sector Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Consumer Staples Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Consumer Staples Sector IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.94%
Fee Waivers and Expense Assumption(1)	0.29%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.65%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that

13

investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$65	$270	$491	$1127

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 54% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of consumer companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was comprised of stocks of 60 U.S. consumer companies. These companies are principally engaged in the businesses of providing consumer goods and services that have non-cyclical characteristics, including tobacco, textiles, food and beverage, and non-discretionary retail. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between $431 million and $183 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Consumer Staples Sector Risk. Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending may adversely affect companies in the consumer staples sector. Companies in this sector also are affected by changes in government regulation, world events and economic conditions.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these

14

factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

15

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 10.49%.

Best Quarter	Worst Quarter
16.59% (2nd Quarter 2009)	(17.36)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Since Inception (10/12/06)
Return Before Taxes	18.92%	4.98%
Return After Taxes on Distributions .	18.20%	4.36%
Return After Taxes on Distributions and Sale of Fund Shares	12.27%	3.89%
S&P Consumer Staples Index (reflects no deduction for fees, expenses or taxes)	14.11%	6.57%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	0.75%
Dynamic Consumer Staples Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	19.80%	5.73%

16

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 54 of the Prospectus.

17

PowerShares
Dynamic Energy Sector
Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Energy Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Energy Sector IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.74%
Fee Waivers and Expense Assumption(1)	0.09%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.65%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

18

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$66	$228	$403	$910

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 35% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of energy companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was comprised of stocks of 60 U.S. energy companies. These companies are principally engaged in the business of producing, distributing or servicing energy-related products, including oil and gas exploration and production, refining, oil services, pipeline, and solar, wind and other non-oil based energy. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between $343 million and $400 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. Changes in government regulation, world events and economic conditions also affect these companies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Oil and Gas Services Industry Risk. The profitability of companies in the oil and gas services industry may be affected adversely by world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and

19

property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Companies in the oil and gas services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the

20

overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 13.74%.

Best Quarter	Worst Quarter
29.88% (2nd Quarter 2009)	(38.20)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

21

	One Year	Since Inception (10/12/06)
Return Before Taxes	39.77%	9.77%
Return After Taxes on Distributions	39.45%	9.57%
Return After Taxes on Distributions and Sale of Fund Shares	25.82%	8.34%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	0.75%
S&P Energy Index (reflects no deduction for fees, expenses or taxes)	20.46%	7.02%
Dow Jones Oil & Gas Index (reflects no deduction for fees, expenses or taxes)	19.70%	7.35%
Dynamic Energy Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	40.70%	10.38%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 54 of the Prospectus.

22

PowerShares
Dynamic Financial Sector Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Financial Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Financial Sector IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.79%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.30%
Fee Waivers and Expense Assumption(2)	0.65%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(2)	0.65%

(1)  Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers and/or recapture to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the

23

one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$66	$348	$651	$1511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 59% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of financial services companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was comprised of stocks of 60 U.S. financial services companies. These companies are principally engaged in the business of providing services and products, including banking, investment services, insurance and real estate finance services. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between $310 million and $31 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

24

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

25

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Year

The Fund's year-to-date total return for the six months ended June 30, 2011 was 3.46%.

Best Quarter	Worst Quarter
15.39% (3rd Quarter 2009)	(23.14)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of

26

Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

	One Year	Since Inception (10/12/06)
Return Before Taxes	14.47%	(5.27)%
Return After Taxes on Distributions	13.76%	(5.70)%
Return After Taxes on Distributions and Sale of Fund Shares	9.38%	(4.65)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	0.75%
S&P Financials Index (reflects no deduction for fees, expenses or taxes)	12.13%	(14.59)%
Dow Jones Financials Index (reflects no deduction for fees, expenses or taxes)	10.94%	(14.49)%
Dynamic Financial Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	15.40%	(4.48)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 54 of the Prospectus.

27

PowerShares
Dynamic Healthcare Sector Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Healthcare Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Healthcare Sector IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers and Expense Assumption(1)	0.19%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.65%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that

28

investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$66	$249	$447	$1020

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 63% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of healthcare companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was comprised of stocks of 60 U.S. healthcare companies. These companies are principally engaged in the business of providing healthcare-related products and services, including biotechnology, pharmaceuticals, medical technology and supplies, and facilities. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between $445 million and $161 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Healthcare Sector Risk. Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the healthcare sector.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these

29

factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

30

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 17.93%.

Best Quarter	Worst Quarter
12.89% (2nd Quarter 2008)	(22.18)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

31

	One Year	Since Inception (10/12/06)
Return Before Taxes	13.56%	1.82%
Return After Taxes on Distributions	13.56%	1.78%
Return After Taxes on Distributions and Sale of Fund Shares	8.82%	1.53%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	0.75%
S&P Health Care Index (reflects no deduction for fees, expenses or taxes)	2.90%	0.77%
Dow Jones Healthcare Index (reflects no deduction for fees, expenses or taxes)	4.52%	1.88%
Dynamic Healthcare Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	14.37%	2.59%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 54 of the Prospectus.

32

PowerShares
Dynamic Industrials Sector Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Industrials Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Industrials Sector IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers and Expense Assumption(1)	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.65%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that

33

investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$66	$258	$465	$1063

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 48% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of industrial companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was comprised of stocks of 60 U.S. industrial companies. These companies are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between $344 million and $69 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these

34

factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

35

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 6.10%.

Best Quarter	Worst Quarter
21.71% (2nd Quarter 2009)	(22.37)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

36

	One Year	Since Inception (10/12/06)
Return Before Taxes	33.98%	4.03%
Return After Taxes on Distributions	33.60%	3.71%
Return After Taxes on Distributions and Sale of Fund Shares	22.05%	3.25%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	0.75%
S&P Industrials Index (reflects no deduction for fees, expenses or taxes)	26.73%	2.11%
Dow Jones Industrials Index (reflects no deduction for fees, expenses or taxes)	14.04%	2.56%
Dynamic Industrials Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	35.16%	4.88%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 54 of the Prospectus.

37

PowerShares
Dynamic Technology Sector
Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Technology Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Technology Sector IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers and Expense Assumption(1)	0.26%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.65%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that

38

investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$66	$264	$478	$1096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 67% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of technology companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was comprised of stocks of 60 U.S. technology companies. These companies are principally engaged in the business of providing technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors, and communication technologies. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between $355 million and $205 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the technology sector.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

39

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

40

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 4.14%.

Best Quarter	Worst Quarter
17.63% (3rd Quarter 2009)	(25.73)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

41

	One Year	Since Inception (10/12/06)
Return Before Taxes	12.32%	0.10%
Return After Taxes on Distributions	12.30%	0.09%
Return After Taxes on Distributions and Sale of Fund Shares	8.01%	0.08%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	0.75%
S&P Information Technology Index (reflects no deduction for fees, expenses or taxes)	10.19%	5.40%
Dow Jones Technology Index (reflects no deduction for fees, expenses or taxes)	12.58%	6.37%
Dynamic Technology Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	13.20%	0.80%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 54 of the Prospectus.

42

PowerShares
Dynamic Utilities
Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Utilities Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Utilities IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.89%
Fee Waivers and Expense Assumption(1)	0.26%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that

43

investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$258	$468	$1072

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 68% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of utilities companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was comprised of stocks of 60 U.S. utilities companies. These companies are principally engaged in providing either energy, water, natural gas or telecommunications services. These companies may include companies that generate and supply electricity, including electricity wholesalers; distribute natural gas to customers; provide water to customers, as well as deal with associated wastewater; and provide land line or wireless telephone services. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $394 million and $186 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. Changes in government regulation, world events and economic conditions also affect these companies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could adversely affect companies in this sector.

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Utilities Sector Risk. Issuers in the utility sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with, and potential losses resulting from, a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays, and greatly increased costs and other problems, associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; and potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters. Additionally, nuclear facility operators may face greater regulatory scrutiny as a result of the disaster at the Fukushima I Nuclear Power Plant in Japan, which may lead to reduced profits and investor interest for these type of issuers. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous

45

industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

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Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 12.09%.

Best Quarter	Worst Quarter
11.54% (3rd Quarter 2010)	(13.70)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (10/26/05)
Return Before Taxes	7.24%	3.13%	3.55%
Return After Taxes on Distributions	6.02%	2.02%	2.42%
Return After Taxes on Distributions and Sale of Fund Shares	4.67%	2.03%	2.38%
S&P Utilities Index (reflects no deduction for fees, expenses or taxes)	5.46%	3.90%	3.95%
Dow Jones U.S. Utilities Index (reflects no deduction for fees, expenses or taxes)	6.46%	3.89%	4.12%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.96%
Dynamic Utilities IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	8.00%	3.80%	4.24%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

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Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 54 of the Prospectus.

48

PowerShares
NASDAQ Internet
Portfolio

Summary Information

Investment Objective

The PowerShares NASDAQ Internet Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ Internet IndexSM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$61	$192	$335	$750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total

49

Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of internet companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. The Underlying Index is designed to track the performance of the largest and most liquid U.S.-listed companies engaged in internet-related businesses that are listed on one of the three major U.S. stock exchanges. Companies in the Underlying Index include internet software and services companies involved in internet-related services, including internet access providers, internet search engines, web hosting, website design and e-commerce. NASDAQ OMX Group, Inc. (the "Index Provider") compiles the Underlying Index strictly in accordance with its existing guidelines and mandated procedures. As of June 30, 2011, the Underlying Index included 66 companies with a market capitalization range of between approximately $478 million and $38 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Internet Software and Services Sector Risk. Competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, can significantly affect the internet software and services sector. Changing domestic and international demand, research and development costs, availability and price of components and product obsolescence also can affect profitability of companies in this sector.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common

50

stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Large Capitalization Company Risk. Companies with large market capitalizations may go in and out of favor based on market and economic conditions. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in securities of smaller companies.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

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Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Return—Calendar Year

The Fund's year-to-date total return for the six months ended June 30, 2011 was 12.55%.

Best Quarter	Worst Quarter
28.40% (3rd Quarter 2010)	(9.02)% (2nd Quarter 2010)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

52

	One Year	Since Inception (06/12/08)
Return Before Taxes	33.66%	15.36%
Return After Taxes on Distributions	33.66%	15.35%
Return After Taxes on Distributions and Sale of Fund Shares	21.88%	13.25%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	(1.83)%
NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes)	20.14%	4.15%
NASDAQ Internet IndexSM (reflects no deduction for fees, expenses or taxes)	34.49%	16.03%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the "Adviser").

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since Inception

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 54 of the Prospectus.

53

Summary Information About Purchases, Sales and Taxes

Purchase and Sale of Fund Shares

Each Fund issues and redeems Shares at NAV only with authorized participants ("APs") and only in large blocks of 50,000 Shares (each block of Shares is called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations") in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares of the Funds may be purchased and sold only in secondary market transactions through brokers. Shares of the Funds are listed for trading on NYSE Arca or the NASDAQ Stock Market LLC (each, an "Exchange") and because Shares will trade at market prices rather than NAV, Shares of each Fund may trade at a price greater than, at or less than NAV.

Tax Information

Each Fund's distributions generally will be taxable as ordinary income or capital gains. A sale of Shares may result in capital gain or loss. Currently, any capital gain or loss realized upon a sale of Shares is treated generally as a long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Additional Information About the Funds' Strategies and Risks

Principal Investment Strategies

Information about the construction of each Fund's Underlying Intellidex or Underlying Index is set forth below.

General Underlying Intellidex or Underlying Index Information

Each Underlying Intellidex's methodology is intended to objectively identify those securities within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates these companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component securities for each Underlying Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

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Dynamic Basic Materials Sector IntellidexSM Index

The Underlying Intellidex for PowerShares Dynamic Basic Materials Sector Portfolio is comprised of stocks of U.S. basic materials companies, including companies that are principally engaged in the business of producing raw materials, including paper or wood products, chemicals, construction materials, and mining and metals. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca includes basic materials stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange ("NYSE"), NYSE Amex and the NASDAQ Stock Exchange LLC ("NASDAQ") and ranks capital appreciation potential using a proprietary NYSE Arca Intellidex model. NYSE Arca defines the universe of companies in the Underlying Intellidex by proprietary screening to identify those companies that have significant operations in the sector group (the "Basic Materials Sector Group Universe"). NYSE Arca further divides stocks within the Basic Materials Sector Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"), and splits the stocks in the Basic Materials Sector Group Universe into quintiles based on market capitalization. Larger stocks are included in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Basic Materials Sector Group Universe, NYSE Arca identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. NYSE Arca equally weights selected stocks within their Sub-Groups. NYSE Arca constructs the Underlying Intellidex from the Basic Materials Sector Group Universe as follows:

(a) The Underlying Intellidex includes 60 stocks that NYSE Arca includes from the Basic Materials Sector Group Universe based on their Model Score as follows:

(i) 16 of the top-ranked relatively larger stocks that NYSE Arca includes collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 2.5%). These 16 component stocks have the best Model Score in the Sub-Group.

(ii) 44 of the top-ranked relatively smaller stocks that NYSE Arca includes collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 1.36%). These 44 component stocks have the best Model Score in that Sub-Group.

(b) In the event that the Basic Materials Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, NYSE Arca includes the 60 component stocks with the best Model Score in the Basic Materials Sector Group Universe, and determines the weighting for the 60 selected stocks as follows:

(i) The 16 largest stocks by market capitalization that NYSE Arca includes collectively receive 40% of the total Underlying Intellidex weight (each of the 16 largest stocks receives on average 2.5%).

(ii) The other 44 selected stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 44 smaller stocks receives on average 1.36%).

Dynamic Consumer Discretionary Sector IntellidexSM Index

The Underlying Intellidex for PowerShares Dynamic Consumer Discretionary Sector Portfolio is comprised of stocks of U.S. consumer companies that are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including retail, automotive, leisure and recreation, media and real estate. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca includes consumer discretionary stocks from the 2,000 largest U.S. stocks

55

(by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ and ranks capital appreciation potential using a proprietary NYSE Arca Intellidex model. NYSE Arca defines the universe of companies in the Underlying Intellidex by proprietary screening to identify those companies that have significant operations in the sector group (the "Consumer Discretionary Sector Group Universe"). NYSE Arca further divides stocks within the Consumer Discretionary Sector Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"), and splits the stocks in the Consumer Discretionary Sector Group Universe into quintiles based on market capitalization. Larger stocks are included in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Consumer Discretionary Sector Group Universe, NYSE Arca identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. NYSE Arca equally weights selected stocks within their Sub-Groups. NYSE Arca constructs the underlying Intellidex from the Consumer Discretionary Sector Group Universe as follows:

(a) The Underlying Intellidex includes 60 stocks that NYSE Arca includes from the Consumer Discretionary Sector Group Universe based on their Model Score as follows:

(i) 16 of the top-ranked relatively larger stocks that NYSE Arca includes collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 2.5%). These 16 component stocks have the best Model Score in the Sub-Group.

(ii) 44 of the top-ranked relatively smaller stocks that NYSE Arca includes collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 1.36%). These 44 component stocks have the best Model Score in that Sub-Group.

(b) In the event that the Consumer Discretionary Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, NYSE Arca includes the 60 component stocks with the best Model Score in the Consumer Discretionary Sector Group Universe and determines the weighting for the 60 selected stocks as follows:

(i) The 16 largest stocks by market capitalization that NYSE Arca selects collectively receive 40% of the total Underlying Intellidex weight (each of the 16 largest stocks receives on average 2.5%).

(ii) The other 44 selected stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 44 smaller stocks receives on average 1.36%).

Dynamic Consumer Staples Sector IntellidexSM Index

The Underlying Intellidex for PowerShares Dynamic Consumer Staples Sector Portfolio is comprised of stocks of U.S. consumer staples companies that are principally engaged in the businesses of providing consumer goods and services that have non-cyclical characteristics, including tobacco, textiles, food and beverage, and non-discretionary retail. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca includes consumer staples stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ and ranks capital appreciation potential using a proprietary NYSE Arca Intellidex model. NYSE Arca defines the universe of companies in the Underlying Intellidex by proprietary screening to identify those companies that have significant operations in the sector group (the "Consumer Staples Sector Group Universe"). NYSE Arca further divides stocks within the Consumer Staples Sector

56

Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"), and splits the stocks in the Consumer Staples Sector Group Universe into quintiles based on market capitalization. Larger stocks are included in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Consumer Staples Sector Group Universe, NYSE Arca identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. NYSE Arca equally weights selected stocks within their Sub-Groups. NYSE Arca constructs the Underlying Intellidex from the Consumer Staples Sector Group Universe as follows:

(a) The Underlying Intellidex includes 60 stocks that NYSE Arca identifies from the Consumer Staples Sector Group Universe based on their Model Score as follows:

(i) 16 of the top-ranked relatively larger stocks that NYSE Arca includes collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 2.5%). These 16 component stocks have the best Model Score in the Sub-Group.

(ii) 44 of the top-ranked relatively smaller stocks that NYSE Arca includes collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 1.36%). These 44 component stocks have the best Model Score in that Sub-Group.

(b) In the event that the Consumer Staples Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, NYSE Arca includes the 60 component stocks with the best Model Score in the Consumer Staples Sector Group Universe and determines the weighting for the 60 selected stocks as follows:

(i) The 16 largest stocks by market capitalization that NYSE Arca selects collectively receive 40% of the total Underlying Intellidex weight (each of the 16 largest stocks receives on average 2.5%).

(ii) The other 44 selected stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 44 smaller stocks receives on average 1.36%).

Dynamic Energy Sector IntellidexSM Index

The Underlying Intellidex for PowerShares Dynamic Energy Sector Portfolio is comprised of stocks of U.S. energy companies that are principally engaged in the business of producing, distributing or servicing energy-related products, including oil and gas exploration and production, refining, oil services, pipeline, and solar, wind and other non-oil based energy. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca includes energy stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ and ranks capital appreciation potential using a proprietary NYSE Arca Intellidex model. The universe of companies in the Underlying Intellidex is defined by NYSE Arca's proprietary screening to identify those companies that have significant operations in the sector group (the "Energy Sector Group Universe"). NYSE Arca further divides stocks within the Energy Sector Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"), and splits the stocks in the Energy Sector Group Universe into quintiles based on market capitalization. Larger stocks are included in the top quintile and smaller are included in the bottom four quintiles. Within the Energy Sector Group Universe, NYSE Arca identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. NYSE Arca equally weights selected stocks within their

57

Sub-Groups. NYSE Arca constructs the Underlying Intellidex from the Energy Sector Group Universe as follows:

(a) The Underlying Intellidex includes 60 stocks that NYSE Arca identifies from the Energy Sector Group Universe based on their Model Score as follows:

(i) 16 of the top-ranked relatively larger stocks that NYSE Arca includes collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 2.5%). These 16 component stocks have the best Model Score in the Sub-Group.

(ii) 44 of the top-ranked relatively smaller stocks that NYSE Arca includes collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 1.36%). These 44 component stocks have the best Model Score in that Sub-Group.

(b) In the event that the Energy Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, NYSE Arca includes the 60 component stocks with the best Model Score in the Energy Sector Group Universe and determines the weighting for the 60 selected stocks as follows:

(i) The 16 largest stocks by market capitalization that NYSE Arca selects collectively receive 40% of the total Underlying Intellidex weight (each of the 16 largest stocks receives on average 2.5%).

(ii) The other 44 selected stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 44 smaller stocks receives on average 1.36%).

Dynamic Financial Sector IntellidexSM Index

The Underlying Intellidex for PowerShares Dynamic Financial Sector Portfolio is comprised of stocks of U.S. financial services companies that are principally engaged in the business of providing services and products, including banking, investment services, insurance and real estate finance services. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca includes financial services stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ and ranks capital appreciation potential using a proprietary NYSE Arca Intellidex model. NYSE Arca defines the universe of companies in the Underlying Intellidex by proprietary screening to identify those companies that have significant operations in the sector group (the "Financial Sector Group Universe"). NYSE Arca further divides stocks within the Financial Sector Group Universe into two market capitalization groups, smaller and larger (the "Sub-Groups"), and splits the stocks in the Financial Sector Group Universe into quintiles based on market capitalization. Larger stocks are included in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Financial Sector Group Universe, NYSE Arca identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. NYSE Arca equally weights selected stocks within their Sub-Groups. NYSE Arca constructs the Underlying Intellidex from the Financial Sector Group Universe as follows:

(a) The Underlying Intellidex includes 60 stocks that NYSE Arca identifies from the Financial Sector Group Universe based on their Model Score as follows:

(i) 16 of the top-ranked relatively larger stocks that NYSE Arca includes collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 2.5%). These 16 component stocks have the best Model Score in the Sub-Group.

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(ii) 44 of the top-ranked relatively smaller stocks that NYSE Arca includes collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 1.36%). These 44 component stocks have the best Model Score in that Sub-Group.

(b) In the event that the Financial Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, NYSE Arca includes the 60 component stocks with the best Model Score in the Financial Sector Group Universe and determines the weighting for the 60 selected stocks as follows:

(i) The 16 largest stocks by market capitalization that NYSE Arca includes collectively receive 40% of the total Underlying Intellidex weight (each of the 16 largest stocks receives on average 2.5%).

(ii) The other 44 selected stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 44 smaller stocks receives on average 1.36%).

Dynamic Healthcare Sector IntellidexSM Index

The Underlying Intellidex for PowerShares Dynamic Healthcare Sector Portfolio is comprised of stocks of U.S. healthcare companies. These companies are principally engaged in the business of providing healthcare-related products and services, including biotechnology, pharmaceuticals, medical technology and supplies, and facilities. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca includes healthcare stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ and ranks capital appreciation potential using a proprietary NYSE Arca Intellidex model. NYSE Arca defines the universe of companies in the Underlying Intellidex by proprietary screening to identify those companies that have significant operations in the sector group (the "Healthcare Sector Group Universe"). NYSE Arca further divides stocks within the Healthcare Sector Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"), and splits the stocks in the Healthcare Sector Group Universe into quintiles based on market capitalization. Larger stocks are included in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Healthcare Sector Group Universe, NYSE Arca identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. NYSE Arca equally weights selected stocks within their Sub-Groups. NYSE Arca constructs the Underlying Intellidex from the Healthcare Sector Group Universe as follows:

(a) The Underlying Intellidex includes 60 stocks that NYSE Arca identifies from the Healthcare Sector Group Universe based on their Model Score as follows:

(i) 16 of the top-ranked relatively larger stocks that NYSE Arca includes collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 2.5%). These 16 component stocks have the best Model Score in the Sub-Group.

(ii) 44 of the top-ranked relatively smaller stocks that NYSE Arca includes collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 1.36%). These 44 component stocks have the best Model Score in that Sub-Group.

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(b) In the event that the Healthcare Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, NYSE Arca includes the 60 component stocks with the best Model Score in the Healthcare Sector Group Universe and determines the weighting for the 60 selected stocks as follows:

(i) The 16 largest stocks by market capitalization that NYSE Arca includes collectively receive 40% of the total Underlying Intellidex weight (each of the 16 largest stocks receives on average 2.5%).

(ii) The other 44 selected stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 44 smaller stocks receives on average 1.36%).

Dynamic Industrials Sector IntellidexSM Index

The Underlying Intellidex for PowerShares Dynamic Industrials Sector Portfolio is comprised of stocks of U.S. industrial companies that are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca includes industrial stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ and ranks capital appreciation potential using a proprietary NYSE Arca Intellidex model. NYSE Arca defines the universe of companies in the Underlying Intellidex by proprietary screening to identify those companies that have significant operations in the sector group (the "Industrials Sector Group Universe"). NYSE Arca further divides stocks within the Industrials Sector Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"), and splits the stocks in the Industrials Sector Group Universe into quintiles based on market capitalization. Larger stocks are included in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Industrials Sector Group Universe, NYSE Arca identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. NYSE Arca equally weights selected stocks within their Sub-Groups. NYSE Arca constructs the Underlying Intellidex from the Industrials Sector Group Universe as follows:

(a) The Underlying Intellidex includes 60 stocks that NYSE Arca identifies from the Industrials Sector Group Universe based on their Model Score as follows:

(i) 16 of the top-ranked relatively larger stocks that NYSE Arca includes collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 2.5%). These 16 component stocks have the best Model Score in the Sub-Group.

(ii) 44 of the top-ranked relatively smaller stocks that NYSE Arca includes collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 1.36%). These 44 component stocks have the best Model Score in that Sub-Group.

(b) In the event that the Industrials Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, NYSE Arca includes the 60 component stocks with the best Model Score in the Industrials Sector Group Universe and determines the weighting for the 60 selected stocks as follows:

(i) The 16 largest stocks by market capitalization that NYSE Arca includes collectively receive 40% of the total Underlying Intellidex weight (each of the 16 largest stocks receives on average 2.5%).

(ii) The other 44 selected stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 44 smaller stocks receives on average 1.36%).

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Dynamic Technology Sector IntellidexSM Index

The Underlying Intellidex for PowerShares Dynamic Technology Sector Portfolio is comprised of stocks of U.S. technology companies that are principally engaged in the business of providing technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors, and communication technologies. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca includes technology stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ and ranks capital appreciation potential using a proprietary NYSE Arca Intellidex model. NYSE Arca defines the universe of companies in the Underlying Intellidex by proprietary screening to identify those companies that have significant operations in the sector group (the "Technology Sector Group Universe"). NYSE Arca further divides stocks within the Technology Sector Group Universe into two market capitalization groups, larger smaller (the "Sub-Groups"), and splits the stocks in the Technology Sector Group Universe into quintiles based on market capitalization. Larger stocks are included in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Technology Sector Group Universe, NYSE Arca identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. NYSE Arca equally weights selected stocks within their Sub-Groups. NYSE Arca constructs the Underlying Intellidex from the Technology Sector Group Universe as follows:

(a) The Underlying Intellidex includes 60 stocks that NYSE Arca identifies from the Technology Sector Group Universe based on their Model Score as follows:

(i) 16 of the top-ranked relatively larger stocks that NYSE Arca includes collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 2.5%). These 16 component stocks have the best Model Score in the Sub-Group.

(ii) 44 of the top-ranked relatively smaller stocks that NYSE Arca includes collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 1.36%). These 44 component stocks have the best Model Score in that Sub-Group.

(b) In the event that the Technology Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, NYSE Arca includes the 60 component stocks with the best Model Score in the Technology Sector Group Universe and determines the weighting for the 60 selected stocks as follows:

(i) The 16 largest stocks by market capitalization that NYSE Arca includes collectively receive 40% of the total Underlying Intellidex weight (each of the 16 largest stocks receives on average 2.5%).

(ii) The other 44 selected stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 44 smaller stocks receives on average 1.36%).

Dynamic Utilities IntellidexSM Index

The Underlying Intellidex for PowerShares Dynamic Utilities Portfolio is comprised of stocks of 60 U.S. utilities companies that are principally engaged in providing either energy, water, natural gas or telecommunications utilities. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca includes utilities stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ and ranks investment potential using a proprietary NYSE Arca Intellidex model. NYSE Arca defines the universe of companies in the

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Underlying Intellidex by using research provided by Revere Data, LLC to help identify those companies that have significant operations in that industry group (the "Utilities Industry Group Universe"). NYSE Arca further divides stocks within the Utilities Industry Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"), and splits the stocks in the Utilities Industry Group Universe into quintiles based on market capitalization. Larger stocks are included in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Utilities Industry Group Universe, NYSE Arca identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex. NYSE Arca equally weights selected stocks within their Sub-Groups. NYSE Arca constructs the Underlying Intellidex from the Utilities Industry Group Universe as follows:

(a) The Underlying Intellidex includes 60 stocks that NYSE Arca identifies from the Utilities Industry Group Universe based on their Model Score as follows:

(i) 16 of the top-ranked relatively larger stocks that NYSE Arca includes collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 2.5%). These 16 component stocks have the best Model Score in the Sub-Group.

(ii) 44 of the top-ranked relatively smaller stocks that NYSE Arca includes collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 1.36%). These 44 component stocks have the best Model Score in that Sub-Group.

(b) In the event that the Utilities Industry Group Universe consists of less than 90 stocks at the time of a quarterly review, NYSE Arca includes the 60 component stocks with the best Model Score in the Utilities Industry Group Universe and determines the weighting for the 60 selected stocks as follows:

(i) The 16 largest stocks by market capitalization that NYSE Arca includes collectively receive 40% of the total Underlying Intellidex weight (each of the 16 largest stocks receives on average 2.5%).

(ii) The other 44 selected stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 44 smaller stocks receives on average 1.36%).

NASDAQ Internet IndexSM

The Underlying Index for PowerShares NASDAQ Internet Portfolio is a modified market-capitalization weighted index designed to track the performance of the largest and most liquid U.S.-listed companies engaged in internet-related businesses and that are listed on one of the three major U.S. stock exchanges. To be eligible for inclusion in the Underlying Index, a security:

–  must be listed on the NASDAQ, the NYSE or NYSE Amex;

–  must be classified, as the NASDAQ reasonably determines, as a company whose primary business includes internet-related services including, but not limited to, internet software, internet access providers, internet search engines, web hosting, website design or internet retail commerce;

–  must have a minimum market capitalization of $200 million;

–  must have a minimum three-month average daily trading volume of 100,000 shares;

–  must have a minimum closing price of $3.00;

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–  must be issued by a company that has not entered into a definitive agreement or other arrangement that likely would result in the security no longer being eligible for inclusion in the Underlying Index;

–  may not be issued by a company currently in bankruptcy proceedings; and

–  must be issued by a company that does not have annual financial statements with an audit opinion that is currently withdrawn.

The security types eligible for inclusion in the Underlying Index include common stocks, ordinary shares, American depositary receipts, shares of beneficial interest or limited partnership interests and tracking stocks. Security types not eligible for inclusion in the Underlying Index are closed-end funds, exchange-traded funds, convertible debentures, preferred stocks, rights, warrants, units and other derivative securities.

The Index Provider evaluates the Underlying Index annually in March based on market data and sector classification. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider includes securities that meet the above eligibility criteria in the Underlying Index. It makes security additions and deletions effective after the close of trading on each third Friday in March. Additionally, if at any time during the year other than the evaluation, an Underlying Index security no longer meets the eligibility criteria above, or is otherwise determined to have become ineligible for continued inclusion in the Underlying Index, the security is removed from the Underlying Index and is not replaced. Ordinarily, an Underlying Index security will be removed from the Underlying Index at its last sale price. If, however, at the time of its removal the Underlying Index security is halted from trading on its primary listing market and an official closing price cannot readily be determined, the Underlying Index security may, in NASDAQ's discretion, be removed at a zero price. The zero price will be applied to the Underlying Index security after the close of the market but prior to the time the official closing value of the Underlying index is disseminated.

The Underlying Index employs a modified market capitalization-weighted methodology based on the market capitalization ranking of the Underlying Index securities. At each quarterly rebalance, if the Underlying Index weight of the highest ranking security is greater than 8%, it will be capped at 8% and the Index Provider will distribute the excess weight proportionally across the remaining Underlying Index securities. The Index Provider will repeat the process until no more than five Underlying Index securities are capped at 8%. Next, the Index Provider will cap the Underlying Index weight at 4% for all other Underlying Index securities with an Underlying Index weight greater than 4%, and the Index Provider will distribute proportionally the excess weight across the remaining Underlying Index securities to generate the final rebalanced Underlying Index weights. The Index Provider applies the modified market capitalization-weighted methodology to the capitalization of each Underlying Index security in the Underlying Index, after applying quarterly changes to the total shares outstanding and the corresponding last sale price of the security at the close of trading on the last trading day in February, May, August and November. The Index Provider calculates Underlying Index shares by dividing this modified market capitalization for each Underlying Index security in the Underlying Index by its corresponding last sale price.

The Index Provider will reflect changes in the price and/or Underlying Index shares driven by corporate events such as stock dividends, stock splits, certain spin-offs and rights issuances in the Underlying Index on the ex-date. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 10%, the change ordinarily will become effective as soon as practicable in accordance with

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generally accepted Underlying Index policies and procedures as described above. The Index Provider will accumulate changes of less than 10% during the quarter and ordinarily will make them effective after the close of trading on the third Friday in March, June, September and December. In each case, the Index Provider will make certain adjustments in the calculation of the Underlying Index to ensure continuity of the Underlying Index. The Index shares are adjusted by the same percentage amount by which the total shares outstanding have changed. In the case of a special cash dividend, the Index Provider will determine on an individual basis whether to immediately reflect the dividend in the Underlying Index in accordance with generally accepted Underlying Index policies and procedures. If it is determined that the Index Provider will make a change, that change ordinarily will become effective on the Underlying Index ex-date.

Ordinarily, whenever there is a change in Underlying Index shares, a change in Underlying Index securities, or a change to the price of an Underlying Index security due to spin-offs, rights issuances, or special cash dividends, the divisor is adjusted to ensure that there is no discontinuity in the value of the Underlying Index, which might otherwise be caused by any such change. The Index Provider announces all changes to the Underlying Index in advance and reflects those changes in the Underlying Index prior to market open on the Underlying Index effective date. In administering the Underlying Index, the Index Provider will exercise reasonable discretion as it deems appropriate.

Each Fund uses an "indexing" investment approach to attempt to replicate, before fees and expenses, the performance of its Underlying Intellidex or Underlying Index. The Adviser seeks correlation over time of 0.95 or better between each Fund's performance and the performance of its Underlying Intellidex or Underlying Index; a figure of 1.00 would represent perfect correlation.

Each Fund generally invests in all of the securities comprising its Underlying Intellidex or Underlying Index in proportion to the weightings of the securities in the Underlying Intellidex or Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, a Fund may purchase a sample of securities in its Underlying Intellidex or Underlying Index. There also may be instances in which the Adviser may choose to (i) overweight a security in the applicable Underlying Intellidex or Underlying Index, (ii) purchase securities not contained in an Underlying Intellidex or Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Intellidex or Underlying Index, or (iii) utilize various combinations of other available investment techniques in seeking to track the Underlying Intellidex or Underlying Index. Each Fund may sell securities included in an Underlying Intellidex or Underlying Index in anticipation of their removal from the Underlying Intellidex or Underlying Index, or purchase securities not included in an Underlying Intellidex or Underlying Index in anticipation of their addition to the Underlying Intellidex or Underlying Index.

Principal Risks of Investing in the Funds

The following provides additional information about certain of the principal risks identified under "Principal Risks of Investing in the Fund" in each Fund's "Summary Information" section.

Basic Materials Sector Risk

PowerShares Dynamic Basic Materials Sector Portfolio faces the risk that changes in world events, political and economic conditions, energy conservation, environmental

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policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations may adversely affect the companies engaged in the production and distribution of basic materials.

Consumer Discretionary Sector Risk

For PowerShares Dynamic Consumer Discretionary Sector Portfolio, companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Consumer Staples Sector Risk

PowerShares Dynamic Consumer Staples Sector Portfolio faces the risk that changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending may adversely affect companies in the consumer staples sector. Companies in this sector also are affected by changes in government regulation, world events and economic conditions.

Energy Sector Risk

PowerShares Dynamic Energy Sector Portfolio faces the risk that changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. Changes in government regulation, world events and economic conditions also affect these companies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Financial Services Sector Risk

For PowerShares Dynamic Financial Sector Portfolio, investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities a Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services

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companies have experienced declines in the valuation of their assets and even ceased operations.

Healthcare Sector Risk

For PowerShares Dynamic Healthcare Sector Portfolio, factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments may affect the profitability of companies in the healthcare sector. Companies in the healthcare sector depend heavily on patent protection. The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of the companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. Companies in the healthcare sector are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of healthcare through outpatient services. Many new products are subject to regulatory approval and the process of obtaining such approval can be long and costly. Healthcare companies also are subject to competitive forces that may make it difficult to raise prices and, at times, may result in price discounting. Additionally, the profitability of some healthcare companies may depend on a relatively limited number of products, and their products can become obsolete due to industry innovation, changes in technologies or other market developments. In addition, companies in the healthcare sector may be thinly capitalized and therefore may be susceptible to product obsolescence.

Industrials Sector Risk

PowerShares Dynamic Industrials Sector Portfolio faces the risk that changes in government regulation, world events and economic conditions may adversely affect the companies in the industrials sector. In addition, these companies are at risk for environmental damage claims. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations also could adversely affect the companies in this sector.

Internet Software and Services Sector Risk

For PowerShares NASDAQ Internet Portfolio, competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, can significantly affect the internet software and services sector. For example, as product cycles shorten and manufacturing capacity increases, these companies could become subject increasingly to aggressive pricing, which hampers profitability. Changing domestic and international demand, research and development costs, availability and price of components and product obsolescence also can affect profitability.

The market for these internet software products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of internet software and services companies depends substantially on the timely and successful introduction of new products or services. An unexpected change in one or more of the technologies affecting a company's products or in the market for products based on a particular technology could have a material adverse effect on the company's operating results. Furthermore, there can be no assurance that the software and

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services companies can respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused, and are likely to cause, the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies.

Many software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not develop independently technologies that are equivalent substantially or superior to such companies' technology.

Oil and Gas Services Industry Concentration Risk

For PowerShares Dynamic Energy Sector Portfolio, the profitability of companies in the oil and gas services industry may be adversely affected by world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Companies in the oil and gas services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Technology Sector Risk

For PowerShares Dynamic Technology Sector Portfolio, the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products can significantly affect the companies in the technology sector. Companies in the technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive technology sector may cause the prices for these products and services to decline in the future.

The technology sector is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies and changes in customer requirements and preferences. The success of the sector participants depends substantially on the timely and successful introduction of new products.

Utilities Sector Risk

For PowerShares Dynamic Utilities Sector Portfolio, issuers in the utility sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance, and adjusting to

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changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with, and potential losses resulting from, a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays, and greatly increased costs and other problems, associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; and potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Market Risk

Securities in each Underlying Intellidex or Underlying Index are subject to market fluctuations. You should anticipate that the value of the Funds' shares will decline, more or less, in correlation with any decline in the value of the securities in its respective Underlying Intellidex or Underlying Index.

Market Trading Risk

The Funds face numerous market trading risks, including the potential lack of an active market for each Fund's Shares, losses from trading in secondary markets, and disruption in the creation/redemption processes of the Funds. Any of these factors may lead to each Fund's Shares trading at a premium or discount to each Fund's NAV.

Equity Risk

Equity risk is the risk that the value of the securities each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities each Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in each Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk

A significant percentage of each Underlying Intellidex or Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing on an

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industry or sector, each Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk

The return of each Fund may not match the return of its Underlying Intellidex or Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Intellidex or Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex or Underlying Index. In addition, the performance of each Fund and its Underlying Intellidex or Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Intellidex or Underlying Index resulting from legal restrictions, cost or liquidity constraints. The Funds may fair value certain of the securities they hold. To the extent each Fund calculates its NAV based on fair value prices, the Fund's ability to track its Underlying Intellidex or Underlying Index may be adversely affected. Since an Underlying Intellidex or Underlying Index is not subject to the tax diversification requirements to which the Funds must adhere, each Fund may be required to deviate its investments from the securities and relative weightings of its Underlying Intellidex or Underlying Index. The Funds may not invest in certain securities included in their respective Underlying Intellidex or Underlying Index due to liquidity constraints. Liquidity constraints also may delay the Funds' purchase or sale of securities included in their Underlying Intellidex or Underlying Index. For tax efficiency purposes, the Funds may sell certain securities to realize losses, causing them to deviate from their Underlying Intellidex or Underlying Index.

The investment activities of one or more of the Adviser's affiliates, including other subsidiaries of the Adviser's parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact a Fund's ability to track its Underlying Index. For example, in regulated industries, and in corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, a Fund or other client accounts to suffer disadvantages or business restrictions. As a result, a Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser's affiliates.

The Adviser may not fully invest a Fund at times, either as a result of cash flows into the Fund or reserves of cash the Fund holds to meet redemptions and expenses. If the Funds utilize futures or other derivative positions, their return may not correlate as well with the return of their respective Underlying Intellidex or Underlying Index as would be the case if they purchased all of the securities in their Underlying Intellidex or Underlying Index with the same weightings as the Underlying Intellidex or Underlying Index.

Index Risk

Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the respective Underlying Intellidex or Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Intellidex or Underlying Index, even if that security is generally is underperforming.

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Large Capitalization Company Risk

PowerShares NASDAQ Internet Portfolio may invest in companies with large market capitalizations, which may go in and out of favor based on market and economic conditions. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in securities of smaller companies.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk

PowerShares Dynamic Utilities Portfolio and PowerShares NASDAQ Internet Portfolio are non-diversified and can invest a greater portion of their assets in securities of individual issuers than can diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share prices of these Funds than would occur in a diversified fund. This may increase the Funds' volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Funds' performance.

Non-Principal Investment Strategies

Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. The Funds may use options and futures contracts (and convertible securities and structured notes) to seek performance that corresponds to its respective Underlying Intellidex or Underlying Index and to manage cash flows. The Adviser anticipates that it may take approximately three business days (a business day is any day that the NYSE is open) for the Adviser to fully reflect the additions and deletions to each Fund's respective Underlying Intellidex or Underlying Index in the portfolio composition of that Fund.

Each of the investment policies described herein, including each Fund's investment objective, constitutes a non-fundamental policy that the Board of Trustees ("Board") of PowerShares Exchange Traded Fund Trust (the "Trust") may change at any time without shareholder approval. Each Fund's 80% investment policy requires 60 days' prior written notice to shareholders before the policy may be changed. The fundamental and non-fundamental policies of the Funds are set forth in the Trust's Statement of Additional Information ("SAI") under the section "Investment Strategies and Restrictions."

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Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Additional Risks of Investing in the Funds

The following provides additional risk information regarding investing in the Funds.

Risks of Futures and Options

Each Fund may enter into U.S. futures contracts, options and options on futures contracts to simulate full investment in its Underlying Intellidex or Underlying Index, to facilitate trading or to reduce transaction costs. The Funds will not use futures or options for speculative purposes.

Because futures contracts project price levels in the future , market circumstances may cause a discrepancy between the price of the stock index future and the movement in the Underlying Intellidex or Underlying Index. In the event of adverse price movements, each Fund would remain required to make daily cash payments to maintain its required margin. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) potentially is unlimited. However, each Fund intends to use futures and options contracts to limit its risk exposure to levels comparable to direct investment in securities.

Each Fund must segregate liquid assets or take other appropriate measures to "cover" open positions in futures contracts. For futures contracts that do not cash settle, each Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, each Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligations (i.e., the Fund's daily net liability) under the futures contract, if any, rather than their full notional value. For more information, see "Investment Policies and Risks – Futures and Options" in the SAI.

Shares May Trade at Prices Different than NAV

The NAV of the Funds' Shares generally will fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the relevant Exchange. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the securities of each Fund's Underlying Intellidex or Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Issues

Trading in Shares on the Exchanges may be halted due to market conditions or for reasons that, in the view of the Exchanges, make trading in Shares inadvisable. In addition, trading in Shares on the Exchanges is subject to trading halts caused by extraordinary market volatility pursuant to each Exchange's "circuit breaker" rules.

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There can be no assurance that the requirements of each Exchange necessary to maintain the listing of each Fund will continue to be met or will remain unchanged.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Funds' Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis, and are created and redeemed principally in-kind. These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for each Fund or its ongoing shareholders.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' SAI, which is available at www.InvescoPowerShares.com

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Adviser serves as the investment adviser to the Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of $20.7 billion as of July 31, 2011. The Trust currently is composed of 58 exchange-traded funds.

As the Funds' investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's extensive resources.

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Portfolio Managers

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from Michael Jeanette and Brian Picken. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since August 2008. Prior to joining the Adviser, Mr. Jeanette was a trust advisor and GM of Chicago based Richard Lamb, LLC from 1998 to 2007. Prior to this he was a financial advisor with Smith Barney and First Bank Systems.

Brian Picken is an Associate Portfolio Manager of the Adviser. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since August 2010 and an Associate Portfolio Manager since August 2009. He was an ETF Portfolio Operations Specialist for the Adviser from August 2008 to August 2009, and prior to that was a Research Analyst for the Adviser from August 2007 to August 2008. He received a Bachelor of Arts from Wheaton College.

The Funds' SAI provides additional information about the Portfolio Managers' compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers' ownership of Shares.

The Adviser receives fees from each Fund (except PowerShares NASDAQ Internet Portfolio) equal to 0.50% of the Fund's average daily net assets. The Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (except PowerShares NASDAQ Internet Portfolio) (excluding interest expenses, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (each an "Expense Cap"), at least until August 31, 2012. The offering costs excluded from the 0.60% Expense Cap are: (a) initial legal fees pertaining to each Fund's Shares offered for sale; (b) initial SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement (except with respect to PowerShares NASDAQ Internet Portfolio) also provides that the expenses that the Adviser bears are subject to recapture by the Adviser for up to three years from the date that the Adviser bore the fee or expense, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares NASDAQ Internet Portfolio pays the Adviser a unitary management fee equal to 0.60% of its average daily net assets. Out of the unitary management fee,

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the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Adviser's unitary management fee is designed to pay PowerShares NASDAQ Internet Portfolio's expenses and to compensate the Adviser for providing services for the Fund.

Each Fund (except PowerShares NASDAQ Internet Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Intellidex, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members and officers who are not "interested persons" of the Trust or the Adviser, expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for those members of the Board who are not "interested persons" of the Trust and extraordinary expenses.

A discussion regarding the basis for the Board's approval of the Trust's Investment Advisory Agreement on behalf of each Fund is available in the Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2011.

How to Buy and Sell Shares

Each Fund issues or redeems its Shares at NAV per Share only in Creation Units.

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on an Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade under the following symbols on the following Exchanges:

Fund	Symbol	Exchange
PowerShares Dynamic Basic Materials Sector Portfolio	PYZ	NYSE Arca

PowerShares Dynamic Consumer Discretionary Sector Portfolio	PEZ	NYSE Arca

PowerShares Dynamic Consumer Staples Sector Portfolio	PSL	NYSE Arca

PowerShares Dynamic Energy Sector Portfolio	PXI	NYSE Arca

PowerShares Dynamic Financial Sector Portfolio	PFI	NYSE Arca

PowerShares Dynamic Healthcare Sector Portfolio	PTH	NYSE Arca

PowerShares Dynamic Industrials Sector Portfolio	PRN	NYSE Arca

PowerShares Dynamic Technology Sector Portfolio	PTF	NYSE Arca

PowerShares Dynamic Utilities Portfolio	PUI	NYSE Arca

PowerShares NASDAQ Internet Portfolio	PNQI	NASDAQ

Share prices are reported in dollars and cents per Share.

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APs may acquire Shares directly from each Fund, and APs may tender their Shares for redemption directly to each Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

Each Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on its relevant Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of each Fund.

The approximate value of Shares of each Fund, an amount representing on a per share basis the sum of the current market price of the securities ("Deposit Securities") accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Funds may be purchased and redeemed directly from the Funds only in Creation Units by APs. The vast majority of trading in Shares of the Funds occurs on the secondary market and does not involve the Funds directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or

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redemptions of Shares of the Funds. Cash purchases and/or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV. To minimize these potential consequences of frequent purchases and redemptions of Shares, each Fund employs fair valuation pricing, and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Funds reserve the right not to accept orders from APs that the Adviser has determined may be disruptive to the management of the Funds, or otherwise are not in the best interests of the Funds. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares of the Funds.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Funds. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the relevant Exchange, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Funds. Dividends paid out of each Fund's income and net short-term gains, if any, generally are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital

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losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. In addition, for those taxable years, some ordinary dividends declared and paid by each Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2013, and all dividends will be taxed at ordinary income rates.

Distributions in excess of each Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Funds' NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Each Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the section "Taxes" in the SAI.

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Distributor

Invesco Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon ("BNYM") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security is primarily traded. Money market securities maturing in 60 days or less will be valued at amortized cost. If a security's market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the security's fair value in accordance with the Trust's valuation policies and procedures approved by the Board.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when each Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund's NAV and the prices used by the Fund's Underlying Intellidex or Underlying Index. This may adversely affect each Fund's ability to track its Underlying Intellidex or Underlying Index.

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Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.

K&L Gates LLP, 70 W. Madison Street, Chicago, Illinois 60602, serves as legal counsel to the Trust.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLC is responsible for auditing the annual financial statements of the Funds.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, since a Fund's inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report for the fiscal year ended April 30, 2011, which is available upon request.

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PowerShares Dynamic Basic Materials Sector Portfolio

	Year Ended April 30,					For the Period October 12, 2006* through April 30,
	2011		2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$31.30		$20.14	$36.29	$31.65	$25.56
Net investment income**	0.86	†††	0.28	0.42	0.33	0.24
Net realized and unrealized gain (loss) on investments	9.34		11.20	(16.15)	4.55	6.05
TOTAL FROM INVESTMENT OPERATIONS	10.20		11.48	(15.73)	4.88	6.29
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.84)		(0.32)	(0.42)	(0.24)	(0.20)
NET ASSET VALUE AT END OF PERIOD	$40.66		$31.30	$20.14	$36.29	$31.65
SHARE PRICE AT END OF PERIOD***	$40.67		$31.34	$20.15
NET ASSET VALUE, TOTAL RETURN****	33.12%		57.46%	(43.63)%	15.47%	24.69%
SHARE PRICE TOTAL RETURN****	32.98%		57.59%	(43.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$97,591		$48,517	$18,129	$43,550	$18,988
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.65%		0.65%	0.65%	0.68%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.79%		0.91%	0.97%	0.96%	1.32	%†
Net investment income, after (Waivers) and/or Recapture	2.56	%†††	1.05%	1.57%	0.95%	1.52	%†
Portfolio turnover rate††	28%		46%	47%	28%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.25		$0.04	$(0.01)	$0.03	$0.02

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.26 and 0.78%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

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PowerShares Dynamic Consumer Discretionary Sector Portfolio

	Year Ended April 30,				For the Period October 12, 2006* through April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$23.72	$17.07	$22.45	$28.59	$25.43
Net investment income**	0.20	0.06	0.13	0.10	0.09
Net realized and unrealized gain (loss) on investments	3.79	6.65	(5.35)	(6.11)	3.23
TOTAL FROM INVESTMENT OPERATIONS	3.99	6.71	(5.22)	(6.01)	3.32
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.17)	(0.06)	(0.15)	(0.11)	(0.16)
Return of capital	—	—	(0.01)	(0.02)	—
TOTAL DISTRIBUTIONS	(0.17)	(0.06)	(0.16)	(0.13)	(0.16)
NET ASSET VALUE AT END OF PERIOD	$27.54	$23.72	$17.07	$22.45	$28.59
SHARE PRICE AT END OF PERIOD***	$27.53	$23.74	$17.07
NET ASSET VALUE, TOTAL RETURN****	16.91%	39.37%	(23.19)%	(21.10)%	13.11%
SHARE PRICE TOTAL RETURN****	16.77%	39.49%	(23.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$20,657	$21,345	$13,658	$11,227	$17,156
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.64%	0.70%	0.72%†
Expenses, prior to (Waivers) and/or Recapture	1.24%	1.32%	1.68%	1.31%	1.41%†
Net investment income, after (Waivers) and/or Recapture	0.86%	0.31%	0.81%	0.36%	0.65%†
Portfolio turnover rate††	68%	86%	157%	95%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.02)	$(0.09)	$0.02	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

81

PowerShares Dynamic Consumer Staples Sector Portfolio

	Year Ended April 30,				For the Period October 12, 2006* through April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$26.74	$20.81	$26.75	$28.16	$25.25
Net investment income**	0.52	0.36	0.45	0.34	0.49
Net realized and unrealized gain (loss) on investments	4.61	5.99	(6.04)	(1.43)	2.69
TOTAL FROM INVESTMENT OPERATIONS	5.13	6.35	(5.59)	(1.09)	3.18
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.51)	(0.42)	(0.35)	(0.32)	(0.27)
NET ASSET VALUE AT END OF PERIOD	$31.36	$26.74	$20.81	$26.75	$28.16
SHARE PRICE AT END OF PERIOD***	$31.37	$26.74	$20.79
NET ASSET VALUE, TOTAL RETURN****	19.46%	30.87%	(21.02)%	(3.94)%	12.69%
SHARE PRICE TOTAL RETURN****	19.50%	30.99%	(21.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$40,772	$38,772	$37,453	$24,072	$11,264
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.65%	0.69%	0.73	%†
Expenses, prior to (Waivers) and/or Recapture	0.94%	0.87%	0.94%	1.18%	1.46	%†
Net investment income, after (Waivers) and/or Recapture	1.91%	1.50%	2.07%	1.22%	3.42	%†
Portfolio turnover rate††	54%	67%	48%	44%	18%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)	$(0.06)	$0.15	$0.22	$0.04

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

82

PowerShares Dynamic Energy Sector Portfolio

	Year Ended April 30,				For the Period October 12, 2006* through April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$29.75	$19.91	$38.80	$31.90	$25.80
Net investment income**	0.32	0.20	0.18	0.14	0.05
Net realized and unrealized gain (loss) on investments	14.77	9.87	(18.93)	6.84	6.08
TOTAL FROM INVESTMENT OPERATIONS	15.09	10.07	(18.75)	6.98	6.13
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.21)	(0.23)	(0.14)	(0.08)	(0.03)
NET ASSET VALUE AT END OF PERIOD	$44.63	$29.75	$19.91	$38.80	$31.90
SHARE PRICE AT END OF PERIOD***	$44.65	$29.75	$19.92
NET ASSET VALUE, TOTAL RETURN****	51.01%	50.81%	(48.52)%	21.93%	23.78%
SHARE PRICE TOTAL RETURN****	51.07%	50.73%	(48.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$191,903	$38,671	$25,878	$42,675	$19,137
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.65%	0.68%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.74%	0.93%	0.98%	0.96%	1.22	%†
Net investment income, after (Waivers) and/or Recapture	0.90%	0.79%	0.65%	0.41%	0.28	%†
Portfolio turnover rate††	35%	63%	67%	50%	12%
Undistributed net investment income included in price of units issued and redeemed**#	$0.11	$0.00 (a)	$0.03	$0.02	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

83

PowerShares Dynamic Financial Sector Portfolio

	Year Ended April 30,				For the Period October 12, 2006* through April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$18.46	$14.63	$22.94	$26.51	$25.16
Net investment income**	0.27	0.21	0.24	0.25	0.13
Net realized and unrealized gain (loss) on investments	2.04	3.84	(8.33)	(3.59)	1.31
TOTAL FROM INVESTMENT OPERATIONS	2.31	4.05	(8.09)	(3.34)	1.44
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.32)	(0.22)	(0.22)	(0.23)	(0.09)
NET ASSET VALUE AT END OF PERIOD	$20.45	$18.46	$14.63	$22.94	$26.51
SHARE PRICE AT END OF PERIOD***	$20.44	$18.45	$14.60
NET ASSET VALUE, TOTAL RETURN****	12.76%	27.90%	(35.53)%	(12.69)%	5.72%
SHARE PRICE TOTAL RETURN****	12.77%	28.09%	(35.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$22,492	$17,539	$14,630	$22,943	$7,954
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapturer	0.65%	0.65%	0.65%	0.72%	0.72%†
Expenses, prior to (Waivers) and/or Recapture	1.30%	1.25%	1.13%	1.42%	1.38%†
Net investment income, after (Waivers) and/or Recapture	1.50%	1.26%	1.27%	1.07%	0.87%†
Portfolio turnover rate††	59%	97%	66%	50%	33%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$0.00 (a)	$0.05	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

r  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated investment companies expenses that you bear indirectly is included in your Fund's total return.

84

PowerShares Dynamic Healthcare Sector Portfolio

	Year Ended April 30,				For the Period October 12, 2006* through April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.68	$17.89	$25.87	$28.59	$25.01
Net investment income (loss)**	(0.05)	0.03	0.02	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	5.78	7.84	(8.00)	(2.67)	3.62
TOTAL FROM INVESTMENT OPERATIONS	5.73	7.87	(7.98)	(2.72)	3.58
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(0.05)	—	—	—
Return of capital	—	(0.03)	—	—	—
TOTAL DISTRIBUTIONS	—	(0.08)	—	—	—
NET ASSET VALUE AT END OF PERIOD	$31.41	$25.68	$17.89	$25.87	$28.59
SHARE PRICE AT END OF PERIOD***	$31.44	$25.67	$17.86
NET ASSET VALUE, TOTAL RETURN****	22.31%	44.09%	(30.85)%	(9.51)%	14.31%
SHARE PRICE TOTAL RETURN****	22.48%	44.28%	(30.94)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$62,822	$97,598	$71,576	$119,019	$57,183
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.65%	0.66%	0.71%†
Expenses, prior to (Waivers) and/or Recapture	0.84%	0.72%	0.71%	0.72%	1.20%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.21)%	0.13%	0.10%	(0.17)%	(0.31)%†
Portfolio turnover rate††	63%	79%	96%	75%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.06	$0.00 (a)	$0.01	$(0.04)	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

85

PowerShares Dynamic Industrials Sector Portfolio

	Year Ended April 30,				For the Period October 12, 2006* through April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.21	$18.85	$30.33	$29.34	$25.72
Net investment income**	0.17	0.20	0.22	0.14	0.04
Net realized and unrealized gain (loss) on investments	7.29	6.48	(11.55)	1.00	3.63
TOTAL FROM INVESTMENT OPERATIONS	7.46	6.68	(11.33)	1.14	3.67
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.20)	(0.32)	(0.15)	(0.15)	(0.04)
Return of capital	—	—	—	—	(0.01)
TOTAL DISTRIBUTIONS	(0.20)	(0.32)	(0.15)	(0.15)	(0.05)
NET ASSET VALUE AT END OF PERIOD	$32.47	$25.21	$18.85	$30.33	$29.34
SHARE PRICE AT END OF PERIOD***	$32.48	$25.20	$18.82
NET ASSET VALUE, TOTAL RETURN****	29.83%	35.73%	(37.41)%	3.90%	14.28%
SHARE PRICE TOTAL RETURN****	29.92%	35.89%	(37.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$113,629	$32,779	$60,324	$36,397	$26,409
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.65%	0.68%	0.71%†
Expenses, prior to (Waivers) and/or Recapture	0.88%	0.82%	0.81%	0.90%	1.19%†
Net investment income, after (Waivers) and/or Recapture	0.62%	0.93%	1.05%	0.45%	0.30%†
Portfolio turnover rate††	48%	121%	81%	84%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.06)	$0.03	$0.00 (a)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

86

PowerShares Dynamic Technology Sector Portfolio

	Year Ended April 30,				For the Period October 12, 2006* through April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$23.60	$17.29	$24.83	$27.76	$25.54
Net investment income (loss)**	(0.02)	(0.05)	(0.01)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	4.09	6.36	(7.53)	(2.84)	2.29
TOTAL FROM INVESTMENT OPERATIONS	4.07	6.31	(7.54)	(2.93)	2.22
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Return of capital	(0.01)	—	—	—	—
NET ASSET VALUE AT END OF PERIOD	$27.66	$23.60	$17.29	$24.83	$27.76
SHARE PRICE AT END OF PERIOD***	$27.65	$23.59	$17.29
NET ASSET VALUE, TOTAL RETURN****	17.26%	36.50%	(30.37)%	(10.55)%	8.69%
SHARE PRICE TOTAL RETURN****	17.27%	36.44%	(30.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$49,793	$38,942	$25,932	$37,246	$22,210
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.65%	0.68%	0.71%†
Expenses, prior to (Waivers) and/or Recapture	0.91%	0.90%	0.89%	0.94%	1.25%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.07)%	(0.24)%	(0.04)%	(0.36)%	(0.49)%†
Portfolio turnover rate††	67%	71%	90%	77%	27%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$(0.02)	$(0.05)	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

87

PowerShares Dynamic Utilities Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$14.96	$13.15	$19.01	$20.54	$16.33
Net investment income*	0.48	0.52	0.54	0.45	0.44
Net realized and unrealized gain (loss) on investments	2.19	2.04	(5.95)	(1.53)	4.16
TOTAL FROM INVESTMENT OPERATIONS	2.67	2.56	(5.41)	(1.08)	4.60
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.51)	(0.75)	(0.45)	(0.45)	(0.39)
NET ASSET VALUE AT END OF YEAR	$17.12	$14.96	$13.15	$19.01	$20.54
SHARE PRICE AT END OF YEAR**	$17.13	$14.96	$13.13
NET ASSET VALUE, TOTAL RETURN***	18.36%	19.79%	(29.00)%	(5.34)%	28.48%
SHARE PRICE TOTAL RETURN***	18.42%	19.97%	(29.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000 's omitted)	$47,089	$38,139	$42,071	$39,929	$59,579
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.89%	0.95%	0.82%	0.86%	0.92%
Net investment income, after (Waivers) and/or Recapture	3.12%	3.71%	3.44%	2.32%	2.34%
Portfolio turnover rate†	68%	81%	68%	64%	39%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.01)	$(0.17)	$0.00 (a)	$(0.05)	$0.05

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

88

PowerShares NASDAQ Internet Portfolio

	Year Ended April 30		For the Period June 10, 2008* through April 30,
	2011	2010	2009
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$27.99	$17.89	$24.72
Net investment income (loss)**	(0.06)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	13.44	10.22	(6.74)
TOTAL FROM INVESTMENT OPERATIONS	13.38	10.10	(6.82)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Return of capital	—	—	(0.01)
NET ASSET VALUE AT END OF PERIOD	$41.37	$27.99	$17.89
SHARE PRICE AT END OF PERIOD***	$41.40	$28.01	$17.88
NET ASSET VALUE, TOTAL RETURN****	47.80%	56.46%	(27.56	)%(a)
SHARE PRICE TOTAL RETURN****	47.81%	56.65%	(27.60	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$45,507	$15,396	$1,789
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.60%	0.60%	0.60	%†
Net investment income (loss)	(0.17)%	(0.46)%	(0.51	)%†
Portfolio turnover rate††	20%	23%	25%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.10)	$(0.13)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value, total return from Fund Inception (June 12, 2008, first day of trading on the exchange) to April 30, 2009 was (25.33)%. The share price total return from Fund Inception to April 30, 2009 was (26.53)%.

89

Intellidex and Index Providers

NYSE Arca is the Intellidex Provider for the Funds (except PowerShares NASDAQ Internet Portfolio). NYSE Arca is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with NYSE Arca to use each Underlying Intellidex. Each such Fund is entitled to use its respective Underlying Intellidex pursuant to a sub-licensing arrangement with the Adviser.

NYSE Arca develops, calculates and maintains its own proprietary indices and serves as the calculation agent for third-party indices. NYSE Arca publishes index values to market data vendors through the facilities of the Consolidated Tape Association's Network B. The more than 200 index values that NYSE Arca currently calculates are used as benchmarks, or to support the trading of exchange traded funds, index options, and other structured products listed on NYSE Arca. NYSE Arca announces index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) as early as practicable prior to the effectiveness of the change or scheduled event. Such announcements currently are available on the Indexes Daily List at www.nyxdata.com.

The NASDAQ Internet IndexSM is calculated and maintained by the Index Provider. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Index Provider to use the NASDAQ Internet IndexSM. PowerShares NASDAQ Internet Portfolio is entitled to use the NASDAQ Internet IndexSM pursuant to a sub-licensing agreement with the Adviser.

Set forth below is a list of each Fund and the Underlying Intellidex or Underlying Index upon which it is based:

Fund	Underlying Index or Underlying Intellidex
PowerShares Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index

PowerShares Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector IntellidexSM Index

PowerShares Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index

PowerShares Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index

PowerShares Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index

PowerShares Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index

PowerShares Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector IntellidexSM Index

PowerShares Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index

PowerShares Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index

PowerShares NASDAQ Internet Portfolio	NASDAQ Internet IndexSM

Disclaimers

The Dynamic Basic Materials Sector IntellidexSM Index, Dynamic Consumer Discretionary Sector IntellidexSM Index, Dynamic Consumer Staples Sector IntellidexSM Index, Dynamic Energy Sector IntellidexSM Index, Dynamic Financial Sector IntellidexSM Index, Dynamic Healthcare Sector IntellidexSM Index, Dynamic Industrials Sector IntellidexSM Index, Dynamic Technology Sector IntellidexSM Index and Dynamic

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Utilities IntellidexSM Index are trademarks of NYSE Arca which are licensed for use by the Adviser.

None of the Funds is sponsored or endorsed by NYSE Arca and NYSE Arca makes no warranty or representation as to the accuracy and/or completeness of the Underlying Intellidexes or the results to be obtained by a person from the use of the Underlying Intellidexes or the trading of the Funds and does not make any representation regarding the advisability of investing in Shares of these Funds.

NYSE Arca makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in Shares of the Funds or the ability of the Funds to track the performance of any sector of the stock market. As the Intellidex Provider, NYSE Arca's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and Dynamic Basic Materials Sector IntellidexSM Index, Dynamic Consumer Discretionary Sector IntellidexSM Index, Dynamic Consumer Staples Sector IntellidexSM Index, Dynamic Energy Sector IntellidexSM Index, Dynamic Financial Sector IntellidexSM Index, Dynamic Healthcare Sector IntellidexSM Index, Dynamic Industrials Sector IntellidexSM Index, Dynamic Technology Sector IntellidexSM Index and Dynamic Utilities IntellidexSM Index, which are determined, composed and calculated by NYSE Arca without regard to the Funds. NYSE Arca has no obligation to take the needs of the owners of Shares into consideration in determining, composing or calculating the Underlying Intellidexes. NYSE Arca is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of Shares.

The Underlying Intellidexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. NYSE Arca has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Intellidexes. NYSE Arca is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. NYSE Arca has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares.

NYSE ARCA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN AND NYSE ARCA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE DISTRIBUTOR, THE ADVISER, THE TRUST OR OWNERS OF SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED OR FOR ANY OTHER USE. NYSE ARCA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NYSE ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PowerShares NASDAQ Internet Portfolio is not sponsored, endorsed, sold or promoted by the NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, PowerShares NASDAQ Internet Portfolio. The Corporations

91

make no representation or warranty, express or implied to the owners of PowerShares NASDAQ Internet Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares NASDAQ Internet Portfolio particularly, or the ability of the NASDAQ Internet IndexSM to track general stock market performance. The Corporations' only relationship to the Adviser is in the licensing of the NASDAQ®, and NASDAQ Internet IndexSM trade/service marks, and certain trade names of the Corporations and the use of the NASDAQ Internet IndexSM which is determined, composed and calculated by NASDAQ OMX without regard to Adviser or PowerShares NASDAQ Internet Portfolio. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of PowerShares NASDAQ Internet Portfolio into consideration in determining, composing or calculating the NASDAQ Internet IndexSM. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of PowerShares NASDAQ Internet Portfolio to be issued or in the determination or calculation of the equation by which PowerShares NASDAQ Internet Portfolio is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of PowerShares NASDAQ Internet Portfolio. "NASDAQ®" is a registered trademark and is used under license.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ INTERNET INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF POWERSHARES NASDAQ INTERNET PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ INTERNET INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ INTERNET INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or Underlying Intellidexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Index or Underlying Intellidexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or Underlying Intellidexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index or Underlying Intellidexes even if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters is available at www.InvescoPowerShares.com.

92

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Funds.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names.

93

Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Funds' investments also is available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report free of charge or make shareholder inquiries, please:

Call:  Invesco Distributors, Inc. at 1-800-983-0903
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust
c/o Invesco Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

Visit:  www.InvescoPowerShares.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov,

or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds' Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust's registration number under the 1940 Act is 811-21265.

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(This Page Intentionally Left Blank)

PowerShares Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

P-PS-PRO-3

PowerShares Exchange-Traded
Fund Trust

PowerShares Aerospace & Defense Portfolio (NYSE Arca, Inc. – PPA)

PowerShares CleantechTM Portfolio (NYSE Arca, Inc. – PZD)

PowerShares DWA Technical LeadersTM Portfolio (NYSE Arca, Inc. – PDP)

PowerShares Global Listed Private Equity Portfolio (NYSE Arca, Inc. – PSP)

PowerShares Golden Dragon Halter USX China Portfolio
(NYSE Arca, Inc. – PGJ)

PowerShares Lux Nanotech Portfolio (NYSE Arca, Inc. – PXN)

PowerShares Morningstar StockInvestor Core Portfolio
(NYSE Arca, Inc. – PYH)

PowerShares S&P 500 BuyWrite Portfolio (NYSE Arca, Inc. – PBP)

PowerShares S&P 500® High Quality Portfolio (NYSE Arca, Inc. – PIV)

PowerShares Water Resources Portfolio (NYSE Arca, Inc. – PHO)

PowerShares WilderHill Clean Energy Portfolio (NYSE Arca, Inc. – PBW)

PowerShares WilderHill Progressive Energy Portfolio
(NYSE Arca, Inc. – PUW)

August 31, 2011

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

3	Summary Information

3	PowerShares Aerospace & Defense Portfolio

8	PowerShares CleantechTM Portfolio

13	PowerShares DWA Technical LeadersTM Portfolio

18	PowerShares Global Listed Private Equity Portfolio

24	PowerShares Golden Dragon Halter USX China Portfolio

29	PowerShares Lux Nanotech Portfolio

34	PowerShares Morningstar StockInvestor Core Portfolio

39	PowerShares S&P 500 BuyWrite Portfolio

44	PowerShares S&P 500® High Quality Portfolio

49	PowerShares Water Resources Portfolio

54	PowerShares WilderHill Clean Energy Portfolio

59	PowerShares WilderHill Progressive Energy Portfolio

64	Summary Information About Purchases, Sales and Taxes

64	Additional Information About the Funds' Strategies and Risks

91	Tax-Advantaged Structure of ETFs

91	Portfolio Holdings

91	Management of the Funds

94	How to Buy and Sell Shares

95	Frequent Purchases and Redemptions of Fund Shares

96	Dividends, Distributions and Taxes

99	Distributor

99	Net Asset Value

100	Fund Service Providers

100	Financial Highlights

113	Index Providers

115	Disclaimers

122	Premium/Discount Information

122	Other Information

PowerShares
Aerospace & Defense Portfolio

Summary Information

Investment Objective

The PowerShares Aerospace & Defense Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the SPADETM Defense Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.73%
Fee Waivers and Expense Assumption(1)	0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.66%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$226	$399	$900

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of aerospace and defense companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. As of June 30, 2011, the Underlying Index was composed of stocks of approximately 52 U.S. companies whose shares are listed on the New York Stock Exchange ("NYSE"), NYSE Amex or the NASDAQ Stock Market, LLC ("NASDAQ"). These companies are engaged principally in the research, development, manufacture, operation and support of defense, military, homeland security and space operations. These may include, for example, companies that provide the following products or services: defense electronics, aircraft, naval vessels, missiles, spacecraft and launch vehicles, ground vehicles, communications, sensors, information technology and network centric warfare, unmanned vehicles, satellite-based services and ground-based equipment and electronics. Strictly in accordance with its existing guidelines and mandated procedures, ISBC, LLC ("ISBC" or the "Index Provider") identifies stocks for the Underlying Index. As of June 30, 2011, the Underlying Index included common stocks of companies with a market capitalization range of between approximately $210 million and $82.1 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Aerospace and Defense Industry Concentration Risk. Government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry because many companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant inherent risks in contracting with the U.S. Government that could have a material adverse effect on the business, financial condition and results of operations of industry participants.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 9.43%.

Best Quarter	Worst Quarter
18.14% (2nd Quarter 2009)	(17.75)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (10/26/05)
Return Before Taxes	10.64%	4.54%	5.24%
Return After Taxes on Distributions	10.30%	4.27%	4.98%
Return After Taxes on Distributions and Sale of Fund Shares	6.90%	3.74%	4.36%
S&P SuperComposite Aerospace & Defense Index (reflects no deduction for fees, expenses or taxes)	15.83%	6.68%	7.90%
DJ US Aerospace and Defense Index (reflects no deduction for fees, expenses or taxes)	10.57%	4.17%	5.37%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.96%
SPADE® Defense Index (reflects no deduction for fees, expenses or taxes)	9.62%	3.81%	4.50%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 64 of the Prospectus.

PowerShares
CleantechTM
Portfolio

Summary Information

Investment Objective

The PowerShares CleantechTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Cleantech IndexTM (the "Underlying Index").
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.74%
Fee Waivers and Expense Assumption(1)	0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.67%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$68	$230	$405	$912

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 24% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in stocks of cleantech companies. The Fund generally will invest at least 90% of its total assets in the securities that compose the Underlying Index and American despositary receipts ("ADRs") based on the stocks in the Underlying Index. The Fund anticipates that the majority of its investment will be in the securities that compose the Underlying Index. The Underlying Index is a modified equally weighted index currently composed of stocks of publicly-traded cleantech companies and ADRs based on such stocks. Cleantech Indices LLC ("Cleantech" or the "Index Provider") considers a company to be a cleantech company if it derives at least 50% of its revenues or operating profits from cleantech businesses. Cleantech businesses are those that provide knowledge-based products (or services) that add economic value by reducing cost and raising productivity and/or product performance, while reducing the consumption of resources and the negative impact on the environment and public health. The Underlying Index focuses on companies that are leaders in the innovation and commercial deployment of cleantech products across a broad range of industries including, but not limited to, alternative energy, energy efficiency and transmission, air and water purification, advanced materials, eco-friendly agriculture, transportation, manufacturing efficiency, recycling and pollution prevention. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider identifies the securities composing the Underlying Index, which, as of June 30, 2011, included common stocks of approximately 70 companies with a market capitalization range of between approximately $200 million and $120 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Cleantech Sector Risk. There are risks in investing in the cleantech sector, including the risks of focusing investments in the water, energy and environmental sectors. Adverse developments in the water, energy and environmental sectors may significantly affect the value of the Shares. Companies involved in the water sector are subject to tax and price fluctuations and competition. Securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, the success of project development and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, may adversely affect the Fund's performance.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 7.13%.

Best Quarter	Worst Quarter
28.40% (2nd Quarter 2009)	(32.57)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Since Inception (10/24/06)
Return Before Taxes .	8.19%	1.76%
Return After Taxes on Distributions .	8.18%	1.73%
Return After Taxes on Distributions and Sale of Fund Shares	5.32%	1.49%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	16.91%	2.78%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	(0.01)%
Cleantech IndexTM (reflects no deduction for fees, expenses or taxes)	7.27%	1.51%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Joshua Betts	Vice President and Portfolio Manager of the Adviser	June 2009

Brian McGreal	Vice President and Portfolio Manager of the Adviser	August 2008

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 64 of the Prospectus.

PowerShares
DWA Technical LeadersTM Portfolio

Summary Information

Investment Objective

The PowerShares DWA Technical LeadersTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dorsey Wright Technical LeadersTM Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.71%
Fee Waivers and Expense Assumption(1)	0.01%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.70%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$72	$226	$394	$882

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. As of June 30, 2011, the Underlying Index was composed of stocks of approximately 100 U.S. companies. Strictly in accordance with its existing guidelines and mandated procedures, Dorsey Wright & Associates ("Dorsey Wright" or the "Index Provider") includes stocks pursuant to a proprietary selection methodology that is designed to identify companies that demonstrate powerful relative strength characteristics. The Index Provider bases the relative strength characteristics on each security's market performance. The Index Provider includes companies from a broad mid-cap and large-cap universe. As of June 30, 2011, the Underlying Index included common stocks of 100 companies with a market capitalization range of between approximately $2 billion and $400 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they focus are still evolving, and, as a result, may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 11.04%.

Best Quarter	Worst Quarter
22.37% (3rd Quarter 2009)	(24.93)% (3rd Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Since Inception (03/01/07)
Return Before Taxes	26.43%	(0.19)%
Return After Taxes on Distributions	26.32%	(0.31)%
Return After Taxes on Distributions and Sale of Fund Shares	17.18%	(0.24)%
S&P Citigroup Large Cap Growth Index (reflects no deduction for fees, expenses or taxes)	15.05%	2.18%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	17.64%	2.45%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	(0.74)%
Dorsey Wright Technical LeadersTM Index (reflects no deduction for fees, expenses or taxes)	26.97%	(0.43)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Joshua Betts	Vice President and Portfolio Manager of the Adviser	April 2010

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 64 of the Prospectus.

PowerShares
Global Listed Private Equity Portfolio

Summary Information

Investment Objective

The PowerShares Global Listed Private Equity Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Red Rocks Global Listed Private Equity IndexSM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.23%
Acquired Fund Fees and Expenses(1)	1.85%
Total Annual Fund Operating Expenses	2.58%
Fee Waivers and Expense Assumption(2)	0.03%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(2)	2.55%

(1)  Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers and/or recapture to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$72	$230	$403	$904

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 112% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities (including American depositary receipts ("ADRs") and global depositary receipts ("GDRs")), that comprise the Underlying Index. As of June 30, 2011, the Underlying Index was composed of securities, ADRs and GDRs of 60 private equity companies, including business development companies ("BDCs"), master limited partnerships ("MLPs") and other vehicles listed on a nationally recognized exchange worldwide whose principal business is to invest in, lend capital to or provide services to privately-held companies (collectively "listed private equity companies"). Strictly in accordance with its existing guidelines and mandated procedures, Red Rocks Capital LLC ("Red Rocks" or the "Index Provider") includes securities in the Underlying Index pursuant to a proprietary selection methodology. As of June 30, 2011, the Underlying Index included common stocks of companies with a market capitalization range of between approximately $100 million and $30 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Risk of Investing in Listed Private Equity Companies. There are certain risks inherent in investing in listed private equity companies, which encompass BDCs and other financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. The Investment Company Act of 1940, as amended (the "1940 Act"), imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC's asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

Foreign Securities Risk. Since the Underlying Index may include ADRs and GDRs, the Fund's investments involve risks of investing in foreign securities in addition to the risks associated with domestic securities. In general, foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies, and therefore, not all material information regarding these companies will be available.

Restrictions on Investments. A significant portion of the Underlying Index is composed of BDCs or other investment companies. The Fund may not acquire greater than 3% of the total outstanding shares of such companies. As a result, this limitation could inhibit the Fund's ability to purchase certain of the securities in the Underlying Index in the proportions represented in the Underlying Index. In these circumstances, the Fund would be required to use sampling techniques, which could increase the risk of tracking error.

Risks of Investing in MLP Units. An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and whose partnership interests or "units" are traded on securities exchanges like shares of corporate stock. Investments in MLPs units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 5.12%.

Best Quarter	Worst Quarter
34.74% (2nd Quarter 2009)	(54.25)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

	One Year	Since Inception (10/24/06)
Return Before Taxes	24.30%	(14.03)%
Return After Taxes on Distributions	21.99%	(15.60)%
Return After Taxes on Distributions and Sale of Fund Shares	15.67%	(12.18)%
S&P Financials Index (reflects no deduction for fees, expenses or taxes)	12.13%	(15.35)%
Red Rocks Global Listed Private Equity IndexSM (reflects no deduction for fees, expenses or taxes)	29.36%	(10.47)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; President of the Trust	June 2007

Joshua Betts	Vice President and Portfolio Manager the Adviser	September 2009

Brian McGreal	Vice President and Portfolio Manager the Adviser	September 2009

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 64 of the Prospectus.

PowerShares
Golden Dragon Halter USX China Portfolio

Summary Information

Investment Objective

The PowerShares Golden Dragon Halter USX China Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Halter USX China IndexSM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.72%
Fee Waivers and Expense Assumption(1)	0.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.70%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$72	$228	$399	$893

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 15% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in equity securities of companies deriving a majority of their revenues from the People's Republic of China. The Fund generally will invest at least 90% of its total assets in equity securities that comprise the Underlying Index. As of June 30, 2011, the Underlying Index was composed of stocks of approximately 202 U.S. exchange-listed companies that derive a majority of their revenues from the People's Republic of China. Strictly in accordance with its existing guidelines and mandated procedures, Halter Financial Group, Inc. ("Halter Financial" or the "Index Provider") includes stocks in the Underlying Index to provide access to the unique economic opportunities taking place in China while still providing investors with the transparency offered with U.S.-listed securities. As of June 30, 2011, the Underlying Index included common stocks of companies with a market capitalization range of between approximately $51 million and $260 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

China Exposure Risk. The value of the securities of companies that derive the majority of their revenues from China is likely to be more volatile than that of other issuers. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was (1.17)%.

Best Quarter	Worst Quarter
41.95% (2nd Quarter 2009)	(26.75)% (1st Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (12/09/04)
Return Before Taxes	11.32%	15.01%	11.53%
Return After Taxes on Distributions	11.04%	14.65%	11.17%
Return After Taxes on Distributions and Sale of Fund Shares	7.35%	12.98%	9.91%
MSCI China Index (reflects no deduction for fees, expenses or taxes)	4.63%	20.48%	19.70%
FTSE/Xinhua China Index (reflects no deduction for fees, expenses or taxes)	0.10%	15.51%	14.26%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	3.25%
Halter USX China IndexSM (reflects no deduction for fees, expenses or taxes)	12.31%	15.73%	12.24%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Joshua Betts	Vice President and Portfolio Manager of the Adviser	April 2010

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 64 of the Prospectus.

PowerShares
Lux Nanotech
Portfolio

Summary Information

Investment Objective

The PowerShares Lux Nanotech Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Lux Nanotech IndexTM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees .	0.50%
Other Expenses	0.15%
Acquired Fund Fees and Expenses(1)	0.30%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers and Expense Assumption(2)	0.25%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(2)	0.70%

(1)  Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers and/or recapture to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$72	$278	$501	$1144

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of nanotechnology companies. A nanotechnology company focuses on the development and use of devices that are only a few nanometers in size. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. The Underlying Index is a modified equal dollar weighted index that, as of June 30, 2011, was composed of stocks of approximately 21 publicly traded companies in the nanotechnology field. Strictly in accordance with its existing guidelines and mandated procedures, Lux Research, Inc ("Lux" or the "Index Provider") includes companies in the nanotechnology field that are involved with funding nanotechnology development, developing nanotechnology applications, manufacturing goods that incorporate those applications and/or supplying tools and instrumentation to nanotechnology researchers. As of June 30, 2011, the Underlying Index included common stocks of companies with a market capitalization range of between approximately $80 million and $205 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Nanotechnology Industry Concentration Risk. Small technology companies are especially risky. These companies may be less experienced, with limited product lines, markets or financial resources. Consequently, these companies are subject to scientific, technological and commercialization risks. These securities have a significantly greater risk of loss than traditional investment securities due to the speculative nature of these investments. Technology companies generally are subject to the risk of rapidly changing technologies, a limited product life span due to the frequent introduction of new or improved products, as well as cyclical market patterns and evolving industry standards. Technology companies also face the risk of losing patent, copyright and trademark protections.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 5.12%.

Best Quarter	Worst Quarter
23.17% (2nd Quarter 2009)	(38.74)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

	One Year	Five Years	Since Inception (10/26/05)
Return Before Taxes	(6.57)%	(9.60)%	(8.12)%
Return After Taxes on Distributions	(6.57)%	(9.61)%	(8.16)%
Return After Taxes on Distributions and Sale of Fund Shares	(4.27)%	(7.89)%	(6.72)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes	15.08%	2.29%	2.96%
Lux Nanotech IndexTM (reflects no deduction for fees, expenses or taxes)	(5.91)%	(9.88)%	(8.43)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 64 of the Prospectus.

PowerShares
Morningstar StockInvestor Core Portfolio

Summary Information

Investment Objective

The PowerShares Morningstar StockInvestor Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Morningstar® StockInvestor Core IndexSM* (the "Underlying Index").

*  Morningstar® StockInvestor Core IndexSM and Morningstar are service marks of Morningstar, Inc. ("Morningstar") and have been licensed for use for certain purposes by the Adviser. The Fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the Fund.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	1.31%
Total Annual Fund Operating Expenses	1.81%
Fee Waiver and/or Expense Assumption(1)	1.28%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Assumption(1)	0.53%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers

and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$54	$445	$862	$2025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. The Underlying Index is composed of approximately 40 stocks of high quality companies selected by Morningstar. The securities Morningstar includes in the Underlying Index are required to have market capitalizations in excess of $100 million, be listed on a major U.S. exchange and have underlying businesses with a Morningstar® Economic Moat® Rating of narrow or wide and a Morningstar Rating® for stocks of at least 4-stars. As of June 30, 2011, the Underlying Index included common stocks of approximately 40 companies with a market capitalization range of between approximately $1.29 billion and $401 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of the Fund

The following summarizes the principal risks of the Fund.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 6.20%.

Best Quarter	Worst Quarter
10.67% (3rd Quarter 2010)	(27.64)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

	One Year	Since Inception (12/1/06)
Return Before Taxes	10.05%	(5.05)%
Return After Taxes on Distributions	9.76%	(5.19)%
Return After Taxes on Distributions and Sale of Fund Shares	6.52%	(4.32)%
Blended – Morningstar StockInvestor Core Index(1) (reflects no deduction for fees, expenses or taxes)	13.35%	(12.77)%
S&P Citigroup Large Cap Growth Index (reflects no deduction for fees, expenses or taxes)	15.05%	1.88%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	17.64%	2.55%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	(0.47)%
Value Line Industry Rotation Index(2) (reflects no deduction for fees, expenses or taxes)	18.51%	(3.54)%
Morningstar® StockInvestor Core IndexSM(2) (reflects no deduction for fees, expenses or taxes)	N/A	N/A

(1)  The data known as "Blended" is comprised of the original underlying index from Fund inception through the conversion date, June 29, 2010, followed by the performance of the new underlying index starting at the conversion date and through December 31, 2010.

(2)  Effective June 30, 2010, the name of the PowerShares Value Line Industry Rotation Portfolio changed to PowerShares Morningstar StockInvestor Core Portfolio. Its underlying index also changed to the Morningstar® StockInvestor Core IndexSM. Prior to June 30, 2010, the Fund's underlying index was the Value Line Industry Rotation Index.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information about Purchases, Sales and Taxes" on page 64 of the Prospectus.

PowerShares
S&P 500 BuyWrite Portfolio

Summary Information

Investment Objective

The PowerShares S&P 500 BuyWrite Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the CBOE S&P 500 BuyWrite Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 61% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of the 500 companies included in the S&P 500® Index (the "S&P 500 Index" or the "Reference Index") and will write (sell) call options thereon. The Underlying Index measures total returns of a theoretical portfolio including the S&P 500 Index stocks on which S&P 500 Index call options are written (sold) systemically against the portfolio through a "buy-write" strategy. A "buy-write," also called a covered call, generally is considered an investment strategy in which an investor buys a stock or basket of stocks, and sells call options that correspond to the stock or basket of stocks. In return for a premium, the Fund gives the right to the purchaser of the option written by the Fund to receive a cash payment equal to the difference between the value of the S&P 500 Index and the exercise price, if the value on the expiration date is above the exercise price. In addition, covered call options partially hedge against a decline in the price of the securities on which they are written to the extent of the premium the Fund receives. The Fund will write options that are traded on national securities exchanges. Strictly in accordance with its existing guidelines and mandated procedures, the Chicago Board Options Exchange (the "CBOE" or the "Index Provider") calculates the Underlying Index. As of June 30, 2011, the S&P 500 Index included common stocks of 500 companies with a market capitalization range of between approximately $1.4 billion and $400.9 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the S&P 500 Index above the exercise prices of the Written Options, but will continue to bear the risk of declines in the value of the S&P 500 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund's ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

U.S. Federal Income Tax Risk. Due to its investment strategy and U.S. federal income tax elections, the Fund expects to account for gains or losses on its investments on a daily mark-to-market basis for federal income tax purposes. Generally, the mark-to-market gains and losses from the stock positions will be compared with the mark-to-market gains or losses from the call options on a daily basis. To the extent that there is more gain or loss from the stock positions, the Fund will have short term capital gain, which generally is taxed like ordinary income, or short term capital loss. To the extent there is more gain or loss from the call options, such gain will be 60% long term capital gain or loss and 40% short term capital gain. These rules also impose limits on the total percentage of gain for the tax year that can be characterized as long term capital gain and the percentage of loss for the tax year that can be characterized as short term capital loss. As a result of its investment strategy, the Fund will not be able to designate a portion of its dividends as being eligible for lower rates of tax in the hands of non-corporate shareholders (dividends that are commonly referred to as "qualified dividend income") or as being eligible for the dividends received deduction when received by certain corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at greater rates than would apply if the Fund were engaged in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of shares in the Fund.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Large Capitalization Company Risk. Returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in stocks of smaller companies.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 1.97%.

Best Quarter	Worst Quarter
10.16% (2nd Quarter 2009)	(21.81)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Since Inception (12/19/07)
Return Before Taxes	4.83%	(2.36)%
Return After Taxes on Distributions	2.09%	(3.61)%
Return After Taxes on Distributions and Sale of Fund Shares	3.12%	(2.72)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes	15.08%	(2.84)%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	5.86%	(1.51)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since Inception

Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	Since Inception

Brian McGreal	Vice President and Portfolio Manager of the Adviser	August 2008

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 64 of the Prospectus.

PowerShares
S&P 500® High Quality Portfolio

Summary Information

Investment Objective

The PowerShares S&P 500® High Quality Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P 500® High Quality Rankings Index* (the "Underlying Index").

*  Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC ("Standard & Poor's") and have been licensed for use by the Adviser. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers and Expense Assumption(1)	0.32%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.52%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers

and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$53	$236	$435	$1,008

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. The Underlying Index is designed to provide exposure to the constituents of the S&P 500® Index that S&P Quality Rankings identifies as high quality stocks. Quality Rankings reflect the long-term growth and stability of a company's earnings and dividends. Stocks with a Quality Ranking of A- or above comprise the Underlying Index. Strictly in accordance with its existing guidelines and mandated procedures, S&P Quality Rankings assigns stocks Quality Rank Scores from 1 to 3, with a higher Quality Rank leading to a higher Quality Rank Score. As of June 30, 2011, the Underlying Index consisted of common stocks of approximately 125 companies with a market capitalization range of between approximately $2 billion and $400 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of the Fund

The following summarizes the principal risks of the Fund.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 8.24%.

Best Quarter	Worst Quarter
12.18% (3rd Quarter 2010)	(28.01)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

	One Year	Five Years	Since Inception (12/06/05)
Return Before Taxes	20.62%	(2.33)%	(2.61)%
Return After Taxes on Distributions	20.37%	(2.40)%	(2.68)%
Return After Taxes on Distributions and Sale of Fund Shares	13.40%	(2.01)%	(2.24)%
Blended – S&P 500 High Quality Rankings Index(1) (reflects no deduction for fees, expenses or taxes)	20.47%	(2.50)%	(2.78)%
S&P Citigroup Large Cap Growth Index (reflects no deduction for fees, expenses or taxes)	15.05%	3.60%	3.50%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes	17.64%	3.88%	3.76%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.26%
Value Line TimelinessTM Select Index(2) (reflects no deduction for fees, expenses or taxes)	26.99%	(1.46)%	(1.76)%
S&P 500® High Quality Rankings Index(2) (reflects no deduction for fees, expenses or taxes)	N/A	N/A	N/A

(1)  The data known as "Blended" is comprised of the original underlying index from Fund inception through the conversion date, June 29, 2010, followed by the performance of the new underlying index starting at the conversion date and through December 31, 2010.

(2)  Effective June 30, 2010, the name of the PowerShares Value Line TimelinessTM Select Portfolio changed to PowerShares S&P 500® High Quality Portfolio. Its underlying index also changed to the S&P 500® High Quality Rankings Index. Prior to June 30, 2010, the Fund's underlying index was the Value Line Timeliness Select Index.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information about Purchases, Sales and Taxes" on page 64 of the Prospectus.

PowerShares
Water Resources
Portfolio

Summary Information

Investment Objective

The PowerShares Water Resources Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Palisades Water Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.66%
Fee Waivers and Expense Assumption(1)	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.66%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the

Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$211	$368	$822

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally will invest at least 90% of its total assets in common stocks and American depositary receipts ("ADRs") that comprise the Palisades Water Index (the "Underlying Index"). The components of the Underlying Index are selected based on the objective of providing a representative indicator of the water business through the inclusion of companies whose water or water-related activities stand to benefit from meeting the issues associated with the provision of water and the management of water resources. The Underlying Index was created by, and is a trademark of, Palisades Water Index Associates, LLC (the "Index Provider"). As of June 30, 2011, the Underlying Index was composed of stocks of 32 companies that are publicly traded in the United States. Strictly in accordance with its existing guidelines and rules, the Index Provider will include small and medium capitalization stocks as a portion of the Underlying Index. As of June 30, 2011, the Underlying Index included companies with a market capitalization range of between approximately $160 million and $30 billion. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Risk of Concentrating in the Water Industry. Adverse developments in the water industry may significantly affect the value of the Shares of the Fund. Companies involved in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Foreign Securities Risk. Since the Underlying Index may include ADRs, the Fund's investments involve risks of investing in foreign securities that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies, and therefore, not all material information regarding these companies will be available.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index. As a result,

an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a "sampling" methodology in seeking to achieve the Fund's investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 2.41%.

Best Quarter	Worst Quarter
22.20% (2nd Quarter 2009)	(20.82)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (12/06/05)
Return Before Taxes	13.25%	5.22%	5.00%
Return After Taxes on Distributions	13.04%	5.00%	4.77%
Return After Taxes on Distributions and Sale of Fund Shares	8.61%	4.36%	4.17%
ISE Water Index (reflects no deduction for fees, expenses or taxes)	18.49%	7.82%	7.81%
S&P 500® Index (reflects no deduction for fees, expenses or taxes	15.08%	2.29%	2.26%
Palisades Water Index (reflects no deduction for fees, expenses or taxes)	14.18%	6.93%	6.67%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian McGreal	Vice President and Portfolio Manager of the Adviser	April 2010

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 64 of the Prospectus.

PowerShares
WilderHill Clean Energy Portfolio

Summary Information

Investment Objective

The PowerShares WilderHill Clean Energy Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the WilderHill Clean Energy Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(1)	0.05%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.70%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the

Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$72	$235	$412	$926

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of companies engaged in the business of the advancement of cleaner energy and conservation. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. As of the date of this Prospectus, the Underlying Index was composed of the stocks of approximately 56 companies that are publicly traded in the United States, which the Underlying Index Selection Committee believes will substantially benefit from a societal transition toward the use of cleaner energy and conservation. Strictly in accordance with its existing guidelines and mandated procedures, the Underlying Index's Selection Committee includes stocks based on expert evaluation. At its discretion, the Selection Committee reviews the Underlying Index's components stocks quarterly or more often. As of the date of this Prospectus, the Underlying Index included common stocks of companies with a market capitalization range of between approximately $44 million and $16 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Clean Energy Industry Concentration Risk. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect the clean energy industry. Additionally, intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts can significantly affect the clean energy industry. The clean energy industry also is subject to risks associated with hazardous materials. Fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations significantly affect the clean energy industry. In addition, supply and demand for specific products or services, the supply and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions can affect the industry.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was (13.35)%.

Best Quarter	Worst Quarter
31.54% (1st Quarter 2006)	(41.88)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

	One Year	Five Years	Since Inception (03/03/05)
Return Before Taxes	(5.62)%	(8.38)%	(6.67)%
Return After Taxes on Distributions	(5.62)%	(8.40)%	(6.69)%
Return After Taxes on Distributions and Sale of Fund Shares	(3.65)%	(6.93)%	(5.52)%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	16.91%	3.76%	4.50%
S&P 500® Index (reflects no deduction for fees, expenses or taxes	15.08%	2.29%	2.87%
WilderHill Clean Energy Index (reflects no deduction for fees, expenses or taxes)	(5.25)%	(9.41)%	(7.50)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian McGreal	Vice President and Portfolio Manager of the Adviser	April 2010

Brian Picken	Associate Portfolio Manager of Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 64 of the Prospectus.

PowerShares WilderHill Progressive Energy Portfolio

Summary Information

Investment Objective

The PowerShares WilderHill Progressive Energy Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the WilderHill Progressive Energy Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers and Expense Assumption(1)	0.16%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.70%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$72	$258	$461	$1,046

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of companies engaged principally in the progressive energy business. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. Strictly in accordance with its existing guidelines and mandated procedures, Progressive Energy Index LLC ("Progressive Index" or the "Index Provider") includes the companies in the Underlying Index pursuant to a proprietary selection methodology. As of the date of this Prospectus, the Underlying Index was composed of common stocks of approximately 52 companies that are publicly traded in the United States and engaged in a business or businesses, which the Underlying Index Selection Committee believes may substantially benefit from a societal shift toward the transitional energy technologies significant in improving the use of fossil fuels and nuclear power. As of the date of this Prospectus, the Underlying Index included common stocks of companies with a market capitalization range of between approximately $150 million and $89.6 billion. The Underlying Index's Selection Committee includes stocks based on expert evaluation. The list of component stocks is reviewed quarterly, or more often, at the discretion of the Selection Committee.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending can significantly affect companies in the energy sector. In addition, changes in government regulation, world events and economic conditions can affect these companies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be affected adversely by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the

Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 0.65%.

Best Quarter	Worst Quarter
31.96% (2nd Quarter 2009)	(32.63)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Since Inception (10/24/06)
Return Before Taxes	19.71%	3.41%
Return After Taxes on Distributions	19.48%	3.22%
Return After Taxes on Distributions and Sale of Fund Shares	12.80%	2.80%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	16.91%	2.78%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	(0.01)%
WilderHill Progressive Energy Index (reflects no deduction for fees, expenses or taxes)	19.65%	3.01%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian McGreal	Vice President and Portfolio Manager of the Adviser	April 2010

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 64 of the Prospectus.

Summary Information About Purchases, Sales and Taxes

Purchase and Sale of Fund Shares

Each Fund issues and redeems Shares at NAV only with authorized participants ("APs") and only in large blocks of 50,000 Shares (each block of Shares is called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations") in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares of the Funds may be purchased and sold only in secondary market transactions through brokers. Shares of the Funds are listed for trading on NYSE Arca and because Shares will trade at market prices rather than NAV, Shares of each Fund may trade at a price greater than, at, or less than NAV.

Tax Information

Each Fund's distributions generally will be taxable as ordinary income or capital gains. A sale of Shares may result in capital gain or loss. Currently, any capital gain or loss realized upon a sale of Shares is treated generally as a long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Additional Information About the Funds' Strategies and Risks

Principal Investment Strategies

Additional information about the construction of each Fund's Underlying Index is set forth below.

SPADE® Defense Index

The Underlying Index for PowerShares Aerospace & Defense Portfolio is a modified market capitalization weighted index composed of publicly traded companies. The Underlying Index seeks to measure the performance of securities in the defense, military, homeland security and space marketplace. The Underlying Index includes companies that are involved with the development, manufacture, operation and support of U.S. defense, military, homeland security and space operations listed on the NYSE, NYSE Amex or quoted on the NASDAQ. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider identifies stocks for the Underlying Index that meet the following eligibility criteria:

(a) Maintain a minimum $100 million market valuation during the 25 days preceding the initial inclusion date.

(b) Maintain a minimum $5.00 daily sale price during the 25 days preceding the initial inclusion date.

(c) Have a minimum average daily trading volume over the preceding 25 days prior to the inclusion date of 50,000 shares.

(d) Have a quarterly sales/revenue/turnover of at least $10 million for the prior two announced quarters preceding its inclusion.

ISBC may at any time, and from time to time, change the number of issues comprising the Underlying Index by adding or deleting one or more components, or replace one or more issues contained in the Underlying Index with one or more substitute stocks of its choice, if in ISBC's discretion such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the industry groups to which the Underlying Index relates.

ISBC calculates the Underlying Index using a modified market capitalization weighting methodology. The Index Provider modifies the market capitalization weights to conform to asset diversification rules, which it applies in conjunction with the scheduled quarterly updates to the Underlying Index.

Changes to the Underlying Index composition and/or the component share weights in the Underlying Index typically take effect after the close of trading on the next to last business day of each calendar quarter month ("Rebalance Date"). The Index Provider will determine and announce the components and weights at the close of trading two days prior to the Rebalance Date. In conjunction with the quarterly review, ISBC updates the share weights used in the calculation of the Underlying Index based upon current shares outstanding and prices as of the close of trading two business days prior to the Rebalance Date. The share weight of each component in the Underlying Index portfolio remains fixed between quarterly reviews except in the event of certain types of corporate actions such as splits, reverse splits, stock dividends or similar events.

In the event of a merger between two components, the Index Provider may adjust the share weight of the surviving entity to account for any shares issued in the acquisition. ISBC may substitute components or change the number of issues included in the Underlying Index, based on changing conditions in the industry or in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs and reorganizations. In the event of component or share weight changes to the Underlying Index portfolio, the payment of dividends other than ordinary cash dividends, spin-offs, rights offerings, re-capitalizations or other corporate actions affecting a component of the Underlying Index, the Index Provider may adjust the Underlying Index divisor to ensure that there are no changes to the Underlying Index level as a result of non-market forces. For changes in a component's shares outstanding greater than 5% due to a merger, acquisition or spin-off, the Index Provider will make an adjustment effective after the close on the effective date of the corporate action. The Index Provider makes share changes less than 5% during the scheduled quarterly updates to the Underlying Index.

Typically, the Underlying Index will remove component stocks under the following conditions at the time of rebalancing:

(a) Total market capitalization falls below $75 million for 25 consecutive trading days.

(b) No longer maintains adequate liquidity.

(c) Last-reported sale price falls below $3.00 per share.

The above requirements notwithstanding, ISBC reserves the authority to remove one or more component stocks at any time if it believes such stocks no longer provide adequate representation of the sector or no longer maintain the quality and/or character of the Underlying Index.

Rebalancing will occur during the months of March, June, September and December, during which time ISBC will review component stocks of the Underlying Index to determine their ongoing eligibility and add new companies that meet the criteria for inclusion.

Whenever practical, ISBC will pre-announce stock additions and/or deletions as well as certain Underlying Index share weight changes at least two trading days before making such changes effective – either via www.nyxdata.com, broadcast email or press release. Rebalancing will become effective on the next to last business day in March, June, September and December.

The Cleantech IndexTM

The Underlying Index for PowerShares CleantechTM Portfolio is reconstituted and rebalanced quarterly. Updates to the Underlying Index's composition typically take effect after the close of trading on NYSE Arca on the next to last business day of each calendar quarter month ("Rebalance Date"). The Index Provider determines and announces the components and weights at the close of trading two days prior to the Rebalance Date. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider identifies stocks for the Underlying Index that meet the following eligibility criteria:

(a) Derive at least 50% of revenue or operating profits from cleantech businesses.

(b) Maintain a three-month average market capitalization of at least $200 million.

(c) Maintain a one-month average floated market capitalization of at least $150 million.

(d) Maintain a listing on a securities exchange (securities traded on the bulletin board or over-the-counter are excluded from the Underlying Index).

(e) Have a minimum average trading value of at least $200,000 per trading day for the trailing three-month period. The Index Provider may count aggregated trading volume for securities that trade on multiple exchanges.

Pursuant to a proprietary methodology, the Index Provider further screens securities that meet the selection criteria. These screens include, but are not limited to, profitability, earnings growth and quality, business strategy, industry leadership and position, sector redundancy, intellectual property, impact on the environment, management quality, solvency, existing litigation and governance issues.

To maintain inclusion in the Underlying Index, as of the calculation date for each quarterly rebalance, companies must:

(a) Have a ten-day average floated market capitalization of at least $150 million.

(b) For U.S. domiciled companies, be quoted on a major securities exchange

(c) Meet the proprietary screening criteria discussed above.

In general, the Underlying Index equally weights its component securities within several bands based upon their market capitalization. Below a certain threshold, the Index Provider determines the bands based upon floated market capitalization. In computing the Underlying Index, pursuant to its proprietary rules based methodology, the Index Provider will reduce the weightings of securities with lower market liquidity, securities of issuers that have yet to achieve positive annual earnings and securities of issuers that have had two or more years without profitability. In determining the weighting of securities in the Underlying Index, the Index Provider will consider several key variables, including: market capitalization, dollar-weighted trading volume and relative liquidity, floated capitalization, types of shares, current and past profitability, consensus analyst estimates of expected time to annual profitability and maximum Underlying Index weight constraints. Upon rebalancing, securities of issuers that have yet to achieve positive annual earnings may not, in the aggregate, account for more than 8% of the weight of the Underlying Index and no individual security may account for more than 6% of the weight of the Underlying Index.

The Index Provider may at any time, and from time to time, change the number of components composing the Underlying Index by adding or deleting one or more components, or replacing one or more issues contained in the Underlying Index with one or more substitute securities of its choice if, in the Index Provider's discretion, such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the industry groups to which the Underlying Index relates.

Dorsey Wright Technical LeadersTM Index

The Dorsey Wright Technical LeadersTM Index is designed to identify stocks that have powerful relative strength characteristics. The methodology of the Underlying Index evaluates companies quarterly, and then ranks them based on a proprietary algorithm. Stocks that the Index Provider identifies for inclusion in the Underlying Index receive a modified equal weighting.

Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider includes companies in the Underlying Index pursuant to a proprietary methodology that is designed to identify companies listed on the NYSE, NYSE Amex or the NASDAQ that demonstrate powerful relative strength characteristics. The Index Provider ranks the 1,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex or the NASDAQ using a proprietary relative strength methodology. The methodology takes into account, among other things, the performance of each of the 1,000 companies in the eligible universe as compared to a benchmark index and the relative performance of industry sectors and sub-sectors. The Index Provider identifies approximately 100 of these stocks for inclusion in the Underlying Index. The stocks that the Index Provider includes receive a modified equal weighting.

Red Rocks Global Listed Private Equity IndexSM

The Underlying Index for PowerShares Global Listed Private Equity Portfolio currently is composed of securities, ADRs and GDRs of listed private equity companies. For a security to be considered for inclusion in the Underlying Index, it must have a majority of its assets invested or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies. The underlying assets may be domestic or foreign. The Index Provider anticipates that at least 50% of the securities in the Underlying Index will be securities of non-U.S. companies. The Underlying Index is composed of a mix of listed private equity companies. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider identifies the private equity companies that will compose the Underlying Index based upon reputation, valuation of the underlying securities, management, financial data, historical performance and the need for diversification within the portfolio. The Underlying Index views diversification from four different perspectives: a) stage of investment; b) type of capital; c) industry focus; and d) geography. Each listed private equity company must have market capitalization of at least $100 million and a closing price above $1.00 per share for the trailing six months if not currently in the Underlying Index.

The Underlying Index uses a modified market capitalization weighting. The Index Provider rebalances the Underlying Index quarterly.

Halter USX China IndexSM

The Underlying Index for PowerShares Golden Dragon Halter USX China Portfolio is composed of companies that derive a majority of their revenues from the People's Republic of China, are listed on a major U.S. exchange (i.e., the NYSE, the NASDAQ or NYSE Amex) and have a market capitalization greater than $50 million, as identified by the Underlying Index Selection Committee (the "Selection Committee"). In addition to these basic requirements, the Selection Committee may consider other factors, including the size of the public float, liquidity and fundamentals of all existing and potential constituents.

The Index Provider calculates the Underlying Index's composition using a modified market capitalization weighted methodology. The level of the Underlying Index reflects the total market value of all component stocks relative to a particular base period.

The Index Provider computes the daily calculation of the Underlying Index by dividing the aggregate market value of all the companies in the Underlying Index by an Index Divisor. The Index Divisor is an arbitrary number; however, it provides a direct link to the original base period of the Underlying Index, keeps the Underlying Index comparable over time and is the central point for all Underlying Index maintenance and adjustments.

Maintaining the Underlying Index includes monitoring and adjusting for company additions and deletions, share changes (issuances or repurchases), stock splits, dividends, rights offerings and stock price adjustments due to restructurings or spinoffs. Some corporate actions, such as stock splits and stock dividends, require simple changes in the common shares outstanding and the stock prices of the companies in the Underlying Index. Other corporate actions, such as share issuances, change the market value of the Underlying Index and require an Index Divisor adjustment to prevent the value of the Underlying Index from changing.

Adjustments to the Index Divisor for changes in market value leave the Underlying Index unaffected by additions and deletions of constituents or corporate action. The Index Divisor maintains accuracy and consistency over time. The Index Provider makes Index Divisor adjustments after the close of trading and the final calculation of the Underlying Index for that day. The Index Divisor of the Underlying Index has no impact or bearing on the Fund itself.

The key to adjusting the Index Divisor is to freeze the Underlying Index value temporarily to make adjustments in market value for a particular event. The Underlying Index value remains the same and only the Index Divisor changes in this calculation. In the event of a net increase in the aggregate market capitalization of the Underlying Index, the Index Divisor increases proportionately. Thus, the new Underlying Index value going forward, calculated by using the new Index Divisor, is the same as the Underlying Index value before the change in the Index Divisor. The Index Provider calculates Future Underlying Index values by applying the new Index Divisor to the new market capitalization.

Share Changes. Determining the shares outstanding for constituents requires continuous monitoring as shares outstanding frequently change. The Underlying Index receives data feeds from professional financial data vendors to supply this information, and updates the information daily.

Constituent Stocks. The list of the Underlying Index constituents is composed of the stocks selected, based on expert evaluation, by the Selection Committee from

U.S.-listed securities of companies that derive a majority of their revenues from the People's Republic of China.

The Index Provider includes stocks based on the following main criteria:

–  Market capitalization

–  Exchange traded

–  Demonstrated ability to meet the definition of "majority" of revenues from the People's Republic of China.

The Index Provider reviews the list of component stocks on a monthly basis and adjusts it on a quarterly basis at the discretion of its Selection Committee. The Index Provider makes changes to the make-up of constituents in accordance with the following guidelines:

(1) The Index Provider will add or remove constituents from the Underlying Index after the closing of the last trading day of each calendar quarter (the "Modification Date"). Selection Committee members monitor the universe of potential qualifying constituents. To consider or remove a new constituent, the case must be brought to the attention of the Selection Committee at the monthly Selection Committee meeting on the Monday (or the first business day thereafter) prior to the Modification Date.

(2) Qualifying initial public offering ("IPO") companies must trade for 40 trading days prior to consideration for the Underlying Index. If the 40-day period expires prior to the Modification Date, the constituent will be added on that Modification Date, otherwise the constituent must wait for the next Modification Date.

(3) Qualifying existing public companies that newly meet the market capitalization or exchange traded criteria must trade for 40 consecutive trading days in compliance with the set criteria. If the 40-day period expires prior to the Modification Date, the constituent will be added on that Modification Date, otherwise the constituent must wait for the next Modification Date.

(4) If a current constituent falls under a $50 million market capitalization for 40 consecutive trading days, the Index Provider automatically removes the current constituent from the Underlying Index on the next Modification Date.

(5) If the NYSE, the NASDAQ or NYSE Amex removes a current constituent, the Index Provider will automatically remove the current constituent from the Underlying Index at the next Modification Date.

Changes in the China Index Calculation Methodology. The Underlying Index calculation methodology can be changed by the Selection Committee in the following cases:

–  A technical error occurred, or

–  A non-standard situation occurred that was not related to market changes and was not accounted for by this methodology, but nevertheless significantly influenced the Underlying Index.

–  If the Index Provider detects a technical error, it will recalculate the Underlying Index as soon as possible. If a non-standard situation occurs, Halter Financial will recalculate the Underlying Index value, following the appropriate decision of the Selection Committee and based on expert opinion.

–  If the Index Provider recalculates the Underlying Index, the Index Provider will post an appropriate notice at www.nyxdata.com. The Selection Committee controls and amends the existing methodology.

Currency. All prices are in U.S. dollars.

Lux Nanotech IndexTM

The Underlying Index for PowerShares Lux Nanotech Portfolio includes companies that are involved with funding nanotechnology development, developing nanotechnology applications, manufacturing goods that incorporate those applications and/or supplying tools and instrumentation to nanotechnology researchers. The Underlying Index is calculated using a modified equal weighting methodology. In conjunction with the scheduled quarterly updates to the Underlying Index, the components are split into two groups: nanotechnology specialists and end-use incumbents. The components within each group are equally weighted as described below:

(1) The nanotechnology specialists are defined as small- and mid-sized companies (less than $5 billion in annual revenue) that focus specifically on developing or funding emerging nanotechnology applications. All have nanotechnology as either a company-wide or business-unit-wide focus, and most work with larger companies as manufacturing or distribution partners. End-use incumbents are large companies (greater than $5 billion in annual revenue) that are applying nanotechnology to existing product lines. All are leaders in nanotechnology research and development, commercialization in products, or both.

(2) The two groups are equally weighted with 75% applied to the nanotechnology specialist components and 25% for the end-use incumbent components.

Lux created the Underlying Index, and it is a trademark of Lux. Lux founded the Underlying Index on the rigorous analytical frameworks that it has developed in its studies of nanotechnology commercialization. In October 2004, Lux developed a value chain framework, which separates nanomaterials and intermediate products from final goods. The Underlying Index seeks to track the performance of a balanced set of companies across the following four stages of this value chain framework:

(1) Nanomaterials are minimally processed, purposefully engineered structures of matter with a dimension of less than 100 nanometers that exhibit size-dependent properties.

(2) Nanointermediates are intermediate products, which do not include raw materials or goods that represent final consumption, that either incorporate nanomaterials or are constructed from scratch with nanoscale features.

(3) Nano-enabled products are finished goods at the end of a value chain that incorporate nanomaterials or nanointermediates.

(4) Nanotools are technical instruments and software used to visualize, manipulate and model matter at the nanoscale.

In addition, the Underlying Index also aims to track performance across three broad industry sectors impacted by nanotechnology, including materials and manufacturing, electronics and internet technology, and healthcare and life sciences. The Underlying Index composition reflects the relative pace at which companies in these sectors are incorporating emerging nanotechnology.

The Underlying Index includes companies that are involved with funding nanotechnology development, developing nanotechnology applications, manufacturing goods that incorporate those applications and/or supplying tools and instrumentation to nanotechnology researchers. To be included in the Underlying Index, components must meet the following on the determination date:

(1) Be listed on the NYSE, NYSE Amex, the NASDAQ or Small Cap Market systems.

(2) Have a minimum $75 million market valuation.

(3) Have a minimum average daily trading volume over the preceding three months of 50,000 shares.

The Underlying Index selection committee may at any time and from time to time change the number of companies comprising the Underlying Index by adding or deleting one or more components, or replace one or more issues contained in the Underlying Index with one or more substitute stocks of its choice if, in the Index Provider's discretion, such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the industry groups to which the Underlying Index relates.

The Underlying Index is rebalanced quarterly each March, June, September and December. Changes to the Underlying Index composition and/or the component share weights in the Underlying Index typically take effect after the close of trading on the next to last business day of each calendar quarter month (the "Rebalance Date"). The components and weights will be determined and announced at the close of trading two days prior to the Rebalance Date (the "Determination Date"). Lux determines the Underlying Index components five days prior to the Rebalance Date.

In conjunction with the quarterly review, the share weights used in the calculation of the Underlying Index are updated based upon the prices as of the close of trading two business days prior to the Rebalance Date. The share weight of each component in the Underlying Index portfolio remains fixed between quarterly reviews except in the event of certain types of corporate actions such as splits, reverse splits, stock dividends or similar events.

In the event of a merger between two components, the share weight of the surviving entity may be adjusted to account for any shares issued in the acquisition. Lux may substitute components or change the number of issues included in the Underlying Index, based on changing conditions in the industry or in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs and reorganizations. In the event of component or share weight changes to the Underlying Index portfolio, the payment of extra-ordinary dividends, spin-offs, rights offerings, re-capitalization or other corporate actions affecting a component of the Underlying Index; the Underlying Index divisor may be adjusted to ensure that there are no changes to the Underlying Index level as a result of non-market forces.

Morningstar® StockInvestor Core IndexSM

The Underlying Index for PowerShares Morningstar StockInvestor Core Portfolio consists of both large companies with moderate to low risks, as well as fast growing companies with high risk/return characteristics. The Underlying Index aims to include companies with distinct competitive advantages. Morningstar includes approximately 50 stocks of high quality companies in the Underlying Index. Morningstar requires the securities it includes in the Underlying Index to have a market capitalization in excess of $100 million, be listed on a major U.S. exchange and have underlying businesses with a Morningstar® Economic Moat® Rating of narrow or wide and a Morningstar Rating® for stocks of at least 4-stars. For inclusion in the Underlying Index, a security must have no more than 10 non-trading days in the prior quarter and may not include fixed-dividend shares, convertible notes, warrants and rights, tracking stocks and master limited partnerships. Similarly, a security must have an average daily trading volume of at least $1.5 million for the three months prior to inclusion in the Underlying Index. A committee ultimately selects securities based on their issuers' observed comparative advantages, such as brand recognition, economies of scale, elasticity of demand for their products or intellectual property rights. Morningstar determines security weights based on the relative discount at which the security trades relative to its fair value, as determined by Morningstar, based on such factors as the issuer's cash flows, financial leverage and size. Morningstar caps individual security weights at 10%. Morningstar rebalances the Underlying Index on an as-needed basis.

CBOE S&P 500 BuyWrite Index

The Underlying Index for PowerShares S&P 500 BuyWrite Portfolio measures the total rate of return of an S&P 500® Index covered call strategy. This strategy consists of holding a portfolio indexed to the S&P 500® Index and selling a succession of Covered Call Options, each with an exercise price at or above the prevailing price level of the S&P 500® Index. The Underlying Index provides a benchmark measure of the total return performance of this hypothetical strategy. The Underlying Index reinvests dividends paid on the component stocks underlying the S&P 500® Index and the dollar value of option premiums received from Covered Call Options.

The Underlying Index assumes that the Call Options are written (sold) on the third Friday of each month and expire in the next calendar month after they are written. These options are exchange-traded and the strike price of each option will generally be the closest strike price above the last value of the Reference Index before 11 a.m. Eastern time. The Underlying Index assumes that the Call Options are held until their expiration, and settled in cash against the Special Opening Quotation (or SOQ ticker "SET") of the Reference Index. The Underlying Index then assumes new one-month call options are written. The day on which the settlement of expiring call options written by the Fund is determined and the new one month call options are written (sold) is called the "roll date." The CBOE calculates the Underlying Index in real-time every 15 seconds during each trading day, excluding the roll date. On the roll date, CBOE will not calculate the Underlying Index until such time during such day as CBOE (a) completes procedures to determine the price of the new call option and a corresponding value of the S&P 500® Index and (b) CBOE incorporates the price of the new call and the corresponding value of the S&P 500® Index into its Underlying Index calculation system. Generally, CBOE anticipates that the Underlying Index will be calculated in real-time every 15 seconds on the roll date beginning at 2 p.m., Eastern time.

S&P 500® High Quality Rankings Index

PowerShares S&P 500® High Quality Portfolio's Underlying Index is designed to provide exposure to the constituents of the S&P 500® Index that S&P Quality Rankings identifies as high quality stocks. Standard & Poor's has provided Earnings and Dividend Rankings, commonly referred to as Quality Rankings, on U.S. common stocks since 1956. Quality Rankings reflect the long-term growth and stability of a company's earnings and dividends. Standard & Poor's generates Quality Rankings by using a computerized system based on per-share earnings and dividends records of the most recent 10 years. Standard & Poor's computes basic scores for earnings and dividends, and then adjusts the basic scores as indicated by a set of predetermined modifiers for change in the rate of growth, stability within long-term trend and cyclicality. Standard & Poor's then combines adjusted scores for earnings and dividends to yield a final ranking.

S&P Quality Rankings draws the S&P 500® High Quality Rankings Index from the S&P 500® Index universe. Standard & Poor's narrows the universe to an investable set of stocks based on the following criteria:

–  Availability of Quality Rankings. Standard & Poor's removes all S&P 500® Index constituents that do not have an assigned Quality Rank, as of the reference date, from the universe. The remaining stocks form the Selection Universe.

Standard & Poor's rebalances the Underlying Index after the close of the last business day of March, June, September and December of each year.

–  Additions to the Underlying Index. Standard & Poor's only makes additions to the Underlying Index at the time of the semi-annual rebalancing. To be eligible for addition to the Underlying Index, a company must meet the investability criteria listed above.

–  Deletions to the Underlying Index. In the event Standard & Poor's removes an Underlying Index constituent from the S&P 500® Index, Standard & Poor's simultaneously removes the constituent from the Underlying Index.

Palisades Water Index

The Index Provider rebalances the Underlying Index for the PowerShares Water Resources Portfolio after the close of trading on the next to last business day of each March, June, September and December. It is a modified equal-dollar weighted index composed of U.S. exchange-traded companies that are engaged in the water business. The components of the Underlying Index are categorized by water industry sectors based on a determination by the Index Provider as to the proper classification of a company's water and/or water-related activity. The Underlying Index includes companies drawn from the following sectors:

Water Utilities. Water utilities are the 'regulated' purveyors of water, directly responsible for getting water supplies to customers (residential, commercial, industrial, etc.) in compliance with all applicable laws and regulations for a particular consumptive use. In the United States water utilities are under the jurisdiction of federal, state and local regulatory bodies and governing institutions. Foreign water utilities may operate under different regulatory frameworks, such as concessions, but both must comply with regulatory requirements to ensure the safety of drinking water and to minimize the environmental impact of wastewater discharges. The investor-owned water utilities included in the Underlying Index generally oversee the water, wastewater and/or stormwater facilities for a specifically sanctioned geographic region or are structured as holding companies comprised of geographically diverse operating divisions. In return for substantial capital expenditures to meet the public need, investor-owned water utilities are granted a return on investment generated through rate tariffs related to the cost of service. Accordingly, the rate environment is critical to water utilities and varies dramatically throughout the world.

Treatment. Within the water industry, water treatment generally refers to the process of converting raw water to potable water of sufficient quality to comply with applicable regulations, thereby ensuring the protection of human health and safety. Wastewater treatment, though extricably linked to the provision of potable water, is differentiated within the industry through the addition of ecological impacts. That is, wastewater must be treated to protect human health (sanitation) as well as to protect the environment. Within the Underlying Index, the Treatment sector definition is expanded to include the entire value chain of treating water, wastewater, and stormwater. Accordingly, the Treatment sector comprises those activities that in some way contribute to the physical, chemical or biological condition of water, including process water in fluids, generally with the purpose of producing water for a specific consumptive use and/or an ecological imperative. Importantly, consumptive use includes everything from drinking water to ultrapure water used in semiconductor manufacturing and ecological imperatives from 'fishable/swimmable' to carrying capacity. Subsectors of Treatment include water and wastewater treatment equipment/systems, chemicals/resins/media, filtration/separation/membranes, disinfection, desalination, membrane bioreactors, point-of-use, etc.

Analytical. The Analytical sector includes companies that develop, manufacture or sell instrumentation or analytical products and/or related supplies, provide services, design information systems or develop technologies for the management, analysis, testing, measurement or monitoring of drinking water, wastewater and/or process water. These analytics are applied, directly or indirectly, to achieve either a mandated compliance requirement or a management objective in optimizing the use of water relative to a specific function, whether commercial/industrial, agricultural, or residential. The Analytical sector addresses the critical need for the detection and measurement of a growing number of emerging contaminants at increasingly smaller levels, implementation of sustainability initiatives and the efficient integration of system wide operations. From a water policy perspective, the trend is toward regulations where implementation of compliance requirements is tied to monitoring provisions. The Analytical sector is driven by, among other things, enabling advances in life sciences, biotechnology, information technology, sensors and advanced electronics. Subsectors of the Analytical sector include instrumentation/sensors, testing/monitoring, metering, laboratories, security, SCADA systems, etc.

Resource Management. The Resource Management sector embodies a systems-oriented approach to the integration of the principles of resource sustainability with complex water issues. Companies in this sector emphasize the interrelationships between their water business activities and the management of water as a valuable environmental resource and economic good. The management of water as an economic resource reflects the transition of the global water business to the ideal of sustainable water use. Resource Management components in the Underlying Index have a significant presence in the development of comprehensive water and wastewater projects on a global basis or participate in specific water management applications. Subsectors of the Resource Management sector include engineering & technical consulting, privatization, biosolids, irrigation, reuse/recycling, reclamation/remediation, management services, water rights, etc.

Infrastructure. This sector includes the companies that benefit directly from the construction, replacement, repair and rehabilitation of water distribution systems, wastewater systems, and stormwater collection systems throughout the world. It encompasses the vast interconnected network of pipelines, mains, storage tanks, lift stations, pumps, and smaller appurtenances of the water grid such as valves, flow meters and service connections. Deterioration of the drinking water distribution system poses significant risks to water supplies, public health, security, and economic development. In addition, international markets for new water infrastructure build-out in emerging economies add significantly to the magnitude of expenditures. The sector also includes the rehabilitation market comprised of technologies and materials utilized to upgrade, maintain and restore pipe networks as a cost-effective alternative to new construction. Subsectors of the Infrastructure sector include transmission, distribution, pumps/valves/flow control, rehabilitation/repair, pipeline systems, storage, stormwater, etc.

Multi-Business. The multi-business sector contains those companies that are substantial participants in the water industry yet are diversified into other industries or markets to the extent that the existing contribution of water or water-related activities is unrecognized. Multi-business components within the Underlying Index generally apply a particular platform technology, product-line or service capability across several global markets, including water. The components have business brands or activities that are widely recognized and accepted within the water industry and must offer worldwide leadership in a specific water market or application. Further, the water exposure must represent a dominant factor in the growth prospects for the company. The multi-business sector is representative of the reality in the current structure of several key water markets to which Underlying Index exposure is desirable.

Emerging. This sector includes component water companies that enable exposure to specific water industry subsectors but which are classified separately due to non-fundamental factors. These companies fall within the allowable de minimus exception to the liquidity or market capitalization requirements of the Underlying Index. Emerging water components must exhibit the expectation of rapid growth based on the water markets in which they operate. The sector proactively monitors emerging water companies where unique investment opportunities are likely to arise as institutional changes shift the allocation of resources to water management technologies.

WilderHill Clean Energy Index

The Underlying Index for PowerShares WilderHill Clean Energy Portfolio includes companies that contribute to the advancement of clean energy, including those developing and selling energy technologies and energy management services designed to address efficiency and environmental challenges as well as changes in fossil fuel resource abundance. Trends affecting adoption of clean energy technologies include (but are not limited to) conventional air pollution, carbon dioxide and other greenhouse gas pollution leading to global warming, and risks to centralized grid or other energy infrastructure.

There is a strong bias in favor of pure play companies in renewable energy including wind, solar power, geothermal; those in better energy efficiency; in advanced energy storage; in cleaner fuels; in innovative power delivery, materials, energy conversion including fuel cells and related industries. Companies in emerging clean energy fields, such as wave, tidal, and others, will be considered with respect to carbon content, impact upon marine and terrestrial biodiversity, and the degree to which they advance or reflect the clean energy sector.

Strictly in accordance with its existing guidelines and mandated procedures, the Underlying Index includes companies focused on the following areas:

Renewable Energy Supplies-Harvesting. These are the producers of energy that is renewably-made, or manufacturers relevant to green energy such as the makers of turbines and rotors used for wind power, makers of solar photovoltaic panels and makers of biofuels derived from renewable vegetable crops, as examples. These renewable methods supply desired electrical power directly where needed – or this "green" power could be stored as a clean fuel like hydrogen. Wind, solar biofuels, hydro and waste-to-energy notably carry less burden of pollution, and renewable sources allow distributed generation that makes power closer to need. Retailers of clean energy systems are included.

Energy Storage. This wide-ranging category includes advanced batteries and materials that hold energy in familiar and novel ways, flywheels that make use of momentum and spinning at high speeds to store energy, supercapacitors that build and then release large amounts of power very quickly, and storage by compression, hydrides or other means. Because most renewable power is not 'firm' meaning not always on – like solar power that works only by day, or wind power just at windy times – joining renewable power with energy storage systems often makes sense.

In the future hydrogen – a gas that is the lightest and most abundant element – may become an 'energy carrier' by moving power made in one place to where it is needed. However, there are numerous daunting technical challenges including the lack of a hydrogen infrastructure and very high cost. Hydrogen fuel cells are in only early technical development, not widely commercialized, and are still far more costly than fossil fuels in practice. A Cleaner Fuels sector here includes various liquid and other biofuels derived from renewable sources or crops; for instance cellulosic, sugar, algae, or other feedstock in ethanol, biobutanol or biogasoline.

Energy Conversion. These are the devices that convert an assortment of power, or fuels, or other inputs such as unmodulated electricity, gasoline/diesel etc. into the more desired electrical, motive, or other power/force wherever needed. This could include complex whole conversion systems producing useful work such as electrical vehicles and plug in hybrids, or more singularly separate items like the inverters, advanced motors and materials for conversion to an intended electrical, mechanical power. Energy conversion is critical but also generally depends on having cleaner fuel for inputs or on innovative technologies that convert existing fuels more cleanly, preventing pollution.

Cleaner Utilities. Among utilities in the United States are several explicitly emphasizing cleaner methods of making electric power including wind, solar, biogas, geothermal, hydro and others that can prevent pollution, while also ensuring greater price stability for the consumer. Unlike conventional plants, the price of renewable energy – though still costly – is widely declining. Should pollution such as from coal or oil be seen as more significant, or traditional fuel supplies be constrained or interrupted and prices rise – the alternative, independent and renewable approaches to producing utility power to the grid can become increasingly relevant. Nuclear power generation is notably excluded from this Index for clean energy.

Power Delivery and Conservation. Of importance in clean energy systems are the electronics and other items needed to improve efficiency and energy conservation in the first place, as well as capital equipment for production or manufacture of clean energy systems. Like energy conversion it can include devices that smooth power outputs, convert DC to AC and match power loads to output. This sector can include inverters and equipment for power conditioning, and in transport, power management for hybrid, hydrogen and fuel cell vehicles.

Superconductors made of exotic materials might deliver power efficiently over large distances. For computers, uninterruptible power may be desired combining storage with conditioning. Notably products for energy efficiency and conservation broadly conceived are included. This includes various end-use improvements such as appliance makers designing exceptionally energy-efficient goods, or lighting or products curtailing need for power in the first place.

The Underlying index uses modified equal dollar weighting. No single stock may exceed 4% of the total Clean Energy Index weight at the quarterly rebalancing. For a stock to be included in the selection universe, the Index Provider must identify a company as one that has a significant exposure to clean energy, or contribute to the advancement of clean energy or be important to the development of clean energy. Companies in the Underlying Index generally (i) help prevent pollutants such as carbon dioxide, nitrous oxide, sulfur oxide or particulates – and avoid carbon or contaminants that harm oceans, land, air or ecosystems structure, (ii) work to further renewable energy efforts and do so in ecologically and economically sensible ways and (iii) incorporate the precautionary principles into their pollution prevention and clean energy efforts. Similarly, companies in the Underlying Index generally will not have their majority interests in oil or coal, which are the highest-carbon fuels. Large companies with interests outside clean energy may be included if they are significant to this sector. Market capitalization for the majority of Underlying Index stocks is $200 million and above. To account for notable but smaller companies sometimes significant to the clean energy field, a minority of Underlying Index stocks may have market capitalizations between $50 million and $200 million. Components less than $200 million are weighted at rebalance to one-half of a percent (0.50%). To be eligible for the Underlying Index, a stock must have:

a. three-month average market capitalization of at least $50 million; and

b. three-month average closing price above $1.00 if not currently in the Underlying Index.

WilderHill Progressive Energy Index

The Underlying Index for PowerShares WilderHill Progressive Energy Portfolio is a modified equal-weighted index composed of companies in transitional energy technologies that improve the use of fossil fuels and nuclear power. Sectors include alternative fuels, emissions reduction, energy efficiency, and innovation in energy materials, production and use. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider includes companies focused on the following areas in the Underlying Index:

Alternative Energy: This area encompasses alternative fuels including nuclear power and uranium fuel, innovative fossil fuel technologies, natural gas and liquefied natural gas, gas-to-liquids, hydrogen and methanol. Biofuels from renewable crops, ethanol, alcohol-based fuels and other alternatives are also included within alternative energy. Lower-carbon, or the carbon-neutral near-term bridging options, are generally favored as part of a more responsible approach to fossil fuels. Somewhat higher-carbon options may be included if they also offer significant advantages such as energy security.

Better Efficiency: Companies that offer transitional improvements for efficiency, power management, supply-side innovation or demand-side reduction, smarter materials, better information technology, metering etc. as a means to save energy in the first place.

Emission Reduction: This area includes end-of-pipe pollution controls, approaches that can reduce pollutants from fossil fuels and advances in so-called "clean coal."

New Energy Activity: Varied companies in new energy whose emerging technologies improve use of fossil fuels and nuclear via innovation including in materials, nanotechnology, IT, infrastructure, or are a bridge to smarter energy use such as advanced motors, lightening and appliances; work by conglomerates developing smarter energy production and use is included.

Utilities: Those companies that are striving for cleaner power production, including large hydro. This area includes utilities with some nuclear generation; also those with some wind power, however, renewable resources like wind or solar are generally not a focus of this Progressive Index.

Energy Conversion and Storage: Includes advanced batteries, materials, or storage of gaseous fuels, electro-mechanical transmission, whole vehicles such as using CNG or PHEVs; conversion includes new devices for converting an energy carrier to a desired power or use.

The Underlying Index uses modified equal dollar weighting. No single stock may exceed 5% of the total Underlying Index weight at the quarterly rebalancing. For a stock to be included in the selection universe, a company should be identified as having significant exposure to transitional energy technologies that improve near-term use of fossil fuels, oil, coal and natural gas, next-generation nuclear power, and companies that advance pollution control or efficiency, or are important in developing domestic non-renewable energy. Companies exposed to carbon-neutral renewable ethanol and biofuels, alternative fuels, and natural gas in particular are included, as are companies exposed to advances in materials and energy use. To be eligible for the Underlying Index, a stock must have: (i) three-month average market capitalization of at least $150 million; (ii) three-month average closing price above $1.00 if not currently in the Underlying Index; and (iii) a listing on the NYSE, NYSE Amex or the NASDAQ and, if a foreign company, have its ADRs listed on the NYSE, NYSE Amex or the NASDAQ. Components less than $400 million in market capitalization are set to one-half of a percent (0.5%) weight at the rebalance. WilderHill may, at any time and from time to time, change the number of issues comprising the Underlying Index by adding or deleting one or more component stocks, or replacing one or more issues contained in the Underlying Index with one or more substitute stocks of its choice, if in WilderHill's discretion such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the progressive energy industry.

Each Fund (except the PowerShares Water Resources Portfolio and PowerShares Lux Nanotech Portfolio), uses an "indexing" investment approach, to attempt to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between each Fund's performance and the performance of its Underlying Index; a figure of 1.00 would represent perfect correlation.

The Funds (except the PowerShares Water Resources Portfolio and PowerShares Lux Nanotech Portfolio) generally invest in all of the securities composing the Underlying Index in proportion to the weightings of the securities in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, a Fund may purchase a sample of securities in the Underlying Index as a whole. There also may be instances in which the Adviser may choose to (i) overweight another stock in the Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Funds may sell securities included in an Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not included in the Underlying Index in anticipation of their addition to the Underlying Index.

For PowerShares Water Resources Portfolio and PowerShares Lux Nanotech Portfolio: The Adviser seeks correlation over time of 0.95 or better between each Fund's performance and the performance of its respective Underlying Index; a figure of 1.00 would represent perfect correlation. Because of the practical difficulties and expense of purchasing all of securities in its respective Underlying Index, each Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a "sampling" methodology in seeking to achieve each Fund's objective. Sampling means that the Adviser uses quantitative analysis to select securities from each Underlying Index universe to obtain a representative sample of securities that resemble each Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of securities. The Adviser bases the quantity of holdings in each Fund on a number of factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve each Fund's investment objective.

Principal Risks of Investing in the Funds

The following provides additional information about certain of the principal risks identified under "Principal Risks of Investing in the Fund" in each Fund's "Summary Information" section.

Aerospace and Defense Industry Concentration Risk

For PowerShares Aerospace & Defense Portfolio, government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry, because companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant inherent risks in contracting with the U.S. Government, which could have a material adverse effect on the business, financial condition and results of operations of industry participants, including:

–  termination by the U.S. Government of any contract as a result of a default by industry participants could subject them to liability for the excess costs incurred by the U.S. Government in procuring undelivered items from another source;

–  termination by the U.S. Government of any contract for convenience generally would limit industry participants recovery to costs already incurred or committed and limit participants profit to work completed prior to termination;

–  modification of U.S. Government contracts due to lack of congressional funding or changes in such funding could subject certain contracts to termination or modification;

–  failure to comply, even inadvertently, with the extensive and complex U.S. Government laws and regulations applicable to certain U.S. Government contracts and the laws governing the export of controlled products and commodities could subject industry participants to contract termination, civil and criminal penalties and, under certain circumstances, suspension from future U.S. Government contracts and exporting of products for a specific period of time;

–  results of routine U.S. Government audits and review could, in certain circumstances, lead to adjustments to industry contract prices, which could be significant; and

–  successful bids for U.S. Government contracts or the profitability of such contracts, if awarded, cannot be guaranteed in the light of the competitive bidding atmosphere under which U.S. Government contracts are awarded.

Furthermore, because companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services, those companies could be adversely impacted by future reductions or changes in U.S. Government spending. U.S. Government spending in aerospace and defense generally is not correlated with any economic cycle, but rather, on the cycle of general political support for this type of spending. However, there is no assurance that future levels of aerospace and defense spending will increase or that levels of aerospace and defense spending will not decrease in the future.

In addition, competition within the industry, labor relations and the price of fuel, can affect the aerospace and defense industry. Airline deregulation has substantially diminished the Government's role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

China Exposure Risk

PowerShares Golden Dragon Halter USX China Portfolio faces the risk that the value of the securities of companies that derive the majority of their revenues from China is likely to be more volatile than that of other issuers. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which a Fund invests. In the past, the Chinese government has, from time to time, taken actions that influenced the prices at which certain goods may be sold, encouraged companies to invest or concentrate in particular industries, induced mergers between companies in certain industries and induced private companies to publicly offer their securities to increase or continue the rate of economic growth, controlled the rate of inflation or otherwise regulated economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect the assets held by the China companies in which a Fund invests.

From time to time, certain of the companies comprising the Underlying Index may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company's performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or subjects to sanctions. As an investor in such companies, the Fund will be indirectly subject to those risks.

Clean Energy Industry Concentration Risk

For PowerShares WilderHill Clean Energy Portfolio, obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions significantly affect the clean energy industry. In addition, intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts can affect the clean energy industry significantly. Additionally, risks associated with hazardous materials can affect the clean energy industry. Fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations can significantly affect the clean energy industry. Also, supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions may affect the industry. Shares in the companies involved in this industry have been significantly more volatile than shares of companies operating in other more established industries. Currently, certain valuation methods used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

As this industry sector is relatively nascent and under-researched in comparison to more established and mature sectors, it has greater investment risk.

Changes in U.S., European and other governments' policies towards alternative power and power technology also may have an adverse effect on the PowerShares WilderHill Clean Energy Portfolio's performance.

The PowerShares WilderHill Clean Energy Portfolio may invest in the shares of companies with a limited operating history, some of which may never have traded profitably. Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history.

The PowerShares WilderHill Clean Energy Portfolio, being composed of securities issued by companies operating in a limited number of industries, will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different industries.

The price of crude oil, natural gas, electricity produced from traditional hydropower and that generated from nuclear power and possibly other as yet undiscovered energy sources could potentially have a negative impact on the competitiveness of renewable energies.

Cleantech Sector Risk

PowerShares Cleantech Sector Risk faces the risks of investing in the cleantech sector, including the risks of focusing investments in the water, energy and environmental sectors. Adverse developments in the water, energy and environmental sectors may significantly affect companies in the cleantech sector. Companies involved in the water sector are subject to tax and price fluctuations and competition. Securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, the success of project development and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, may adversely affect the Fund's performance.

Energy Sector Risk

PowerShares WilderHill Progressive Energy Portfolio faces the risk that changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. Changes in government regulation, world events and economic conditions also affect these companies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Foreign Investment Risk

Funds that invest in foreign securities, GDRs and/or ADRs may involve risks that are in addition to the risks associated with domestic securities. These risks include, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund's ability to invest in foreign securities or may prevent a Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

In addition, securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlement of a Fund's trades effected in those markets and could result in losses to the Funds due to subsequent declines in the value of the securities subject to the trades.

Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Nanotechnology Industry Concentration Risk

For PowerShares Lux Nanotech Portfolio, investments in small technology companies are especially risky. These companies may be less experienced, with limited product lines, markets or financial resources. Consequently, these companies are subject to scientific, technological and commercialization risks. These securities have a significantly greater risk of loss than traditional investment securities due to the speculative nature of these investments. Technology companies are generally subject to the risk of rapidly changing technologies, a limited product life span due to the frequent introduction of new or improved products, as well as cyclical market patterns and evolving industry standards. Technology companies also face the risk of losing patent, copyright and trademark protections.

Nanotechnology is a developing area of technology. As a result, the future commercial value of nanotechnology is unknown. Furthermore, because the future commercial value is difficult to estimate and is subject to various interpretations, the timing of additional future commercially available nanotechnology products is highly uncertain.

Restrictions on Investments

A significant portion of PowerShares Global Listed Private Equity Portfolio's Underlying Index is composed of BDCs or other investment companies. The Fund may not acquire greater than 3% of the total outstanding shares of such companies. As a result, this limitation could inhibit the Fund's ability to purchase certain of the securities in the Underlying Index in the proportions represented in the Underlying Index. In these circumstances, the Fund would be required to use sampling techniques, which could increase the risk of tracking error.

Risks of Investing in MLP Units

An MLP is an entity receiving partnership taxation treatment under the Internal Revenue Code and whose partnership interests or "units" trade on securities exchanges like shares of corporate stock. Equity securities issued by MLPs currently consist of common units, subordinated units and preferred units. For PowerShares Global Listed Private Equity Portfolio, an investment in MLPs involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Holders of MLP units have the rights typically afforded to limited partners in a limited partnership. Investments in MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks (described further below), (ii) the limited ability to elect or remove management or the general partner or managing member (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities. MLPs employ a variety of means to increase cash flow, including increasing utilization of existing facilities, expanding operations through new construction or development activities, expanding operations through acquisitions, or securing additional long-term contracts. Thus, some MLPs may be subject to risks arising from their specific business strategies. MLPs that attempt to grow through acquisitions may not be able to integrate acquired operations effectively with their existing operations. In addition, acquisition or expansion projects may not perform as anticipated. Changes in the regulatory environment could adversely affect the profitability of MLPs. MLPs are subject to significant foreign, federal, state and local regulation in virtually every aspect of their operations, including with respect to how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Such regulation can change over time in both scope and intensity.

The operations of MLPs are subject to many hazards inherent in the exploration for, and development, production, gathering, transportation, processing, storage, refining, distribution, mining or marketing of, coal, natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons, including: damage to production equipment, pipelines, storage tanks or related equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires and other natural disasters or by acts of terrorism; inadvertent damage from construction or other equipment; leaks of natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons; and fires and explosions. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage, and may result in the curtailment or suspension of their related operations. Not all MLPs obtain insurance fully against all risks inherent to their businesses. A significant accident or event could adversely affect the MLP's operations and financial condition if the MLP has not obtained full insurance against the event or occurrence. Changes in federal or state tax laws or regulations could also adversely affect the tax treatment or financial performance of MLPs. The proposed U.S. federal budget for fiscal year 2011 calls for the elimination of approximately $40 billion in tax incentives and the imposition of new fees on certain energy producers and other proposed tax legislation could also adversely affect MLPs.

Risk of Investing in Listed Private Equity Companies

For PowerShares Global Listed Private Equity Portfolio, there are certain risks inherent in investing in listed private equity companies, which encompass BDCs and other financial institutions or vehicles whose principal business is to invest in and lend capital to privately-held companies. The 1940 Act imposes certain restraints upon the operations of a BDC. For example, BDCs generally are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC's asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established publicly traded companies.

Investments that listed private equity companies make generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a listed private equity company in which the PowerShares Global Listed Private Equity Portfolio invests to liquidate its portfolio quickly, it may realize a loss on its investments. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment can have a disproportionate impact on the aggregate returns realized. Since private equity companies rely on access to short-term money markets, longer-term capital markets and the bank markets as a significant source of liquidity, to the extent that listed private equity companies are not able to access capital at competitive rates, their ability to implement certain financial strategies will be negatively impacted. Market disruptions, including a downturn in capital markets in general, or a downgrade of the credit rating of a listed private equity company the PowerShares Global Listed Private Equity Portfolio holds may increase the cost of borrowing to that company, thereby increasing its cost of borrowing and adversely impacting the PowerShares Global Listed Private Equity Portfolio's returns. Credit downgrades also may result in requirements on a company to provide additional support in the form of letters of credit or cash or other collateral to various counterparties.

Since many of the assets of listed private equity companies do not have readily ascertainable market values, such assets are most often recorded at fair value, in good faith, in accordance with valuation procedures adopted by such companies. Such determination requires that judgment be applied to the specific facts and circumstances. Due to the absence of a readily ascertainable market value, and because of the inherent uncertainty of fair valuation, fair value of a listed private equity company's investments may differ significantly from the values that would be reflected if the securities were traded in an established market, potentially resulting in material differences between a listed private equity company's NAV per share and its market value.

Many listed private equity companies invest in mezzanine and other debt securities of privately held companies, including senior secured loans. Typically, Mezzanine investments are structured as subordinated loans (with or without warrants) that carry a fixed rate of interest. Many debt investments in which private equity companies invest will not be rated by a credit rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Inc., a division of The McGraw Hill Companies, Inc. ("S&P"), and will be below investment grade quality, as determined by the Adviser. These investments are commonly referred to as "junk bonds" and have predominantly speculative characteristics with respect to an issuer's capacity to make payments of interest and principal. Although lower grade securities are higher yielding, they are characterized by high risk. In addition, the secondary market for lower grade securities may be less liquid than that of higher rated securities. Issuers of lower rated securities have a currently identifiable vulnerability to default or may currently be in default. Lower-rated securities may react more strongly to real or perceived adverse economic and competitive industry conditions than higher grade securities. If the issuer of lower-rated securities defaults, a listed private equity company may incur additional expenses to seek recovery.

Sampling Risk

PowerShares Water Resources Portfolio's and PowerShares Lux Nanotech Portfolio's use of a representative sampling approach will result in these Funds holding a smaller number of securities than are in their respective Underlying Index. As a result, an adverse development respecting an issuer of securities held by PowerShares Water Resources Portfolio or PowerShares Lux Nanotech Portfolio could result in a greater decline in NAV than would be the case if PowerShares Water Resources Portfolio or PowerShares Lux Nanotech Portfolio held all of the securities in their respective Underlying Index. To the extent the assets in PowerShares Water Resources Portfolio or PowerShares Lux Nanotech Portfolio are smaller, these risks will be greater.

U.S. Federal Income Tax Risk

Due to certain investment strategies and U.S. federal income tax elections, PowerShares S&P 500 BuyWrite Portfolio expects to be accounting for the gain or loss on its investments for federal income tax purposes on a daily mark-to-market basis. Generally, the mark-to-market gains and losses from the stock positions will be compared with the mark-to-market gains or losses from the call options on a daily basis; to the extent that there is more gain or loss from the stock positions, the Fund will have short term capital gain, which is generally taxed like ordinary income, or short term capital loss; to the extent there is more gain or loss from the call options, such gain will be 60% long term capital gain or loss and 40% short term capital gain. These rules also impose limits on the total percentage of gain for the tax year that can be characterized as long term capital gain and the percentage of loss for the tax year that can be characterized as short term capital loss. As a result of its investment strategy, the Fund will not be able to designate a portion of their dividends as being eligible for lower rates of tax in the hands of non-corporate shareholders (dividends that are commonly referred to as "qualified dividend income") or as being eligible for the dividends received deduction when received by certain corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at greater rates than would apply if the Fund were engaged in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of shares in the Fund.

Water Industry Risk

PowerShares Water Resources Portfolio faces the risk that adverse developments in the water industry may significantly affect companies in the water industry. Companies involved in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Writing Covered Call Option Risk

By writing covered call options in return for the receipt of premiums, PowerShares S&P 500 BuyWrite Portfolio will give up the opportunity to benefit from potential increases in the value of the S&P 500 Index above the exercise prices of the Written Options, but will continue to bear the risk of declines in the value of the S&P 500 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund's ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Market Risk

Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Funds' Shares will decline, more or less, in correlation with any decline in value of the securities in its respective Underlying Index.

Market Trading Risk

The Funds face numerous market trading risks, including the potential lack of an active market for each Fund's Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to Shares trading at a premium or discount to each Fund's NAV.

Equity Risk

Equity risk is the risk that the value of the securities each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which a Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities each Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in each Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk

A significant percentage of an Underlying Index may be composed of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if the Fund were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk

The return of each Fund may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints. The Funds may fair value certain of the securities they hold. To the extent each Fund calculates its NAV based on fair value prices, the Fund's ability to track its Underlying Index may be adversely affected. Since an Underlying Index is not subject to the tax diversification requirements to which the Funds must adhere, each Fund may be required to deviate its investments from the securities and relative weightings of its Underlying Index. The Funds may not invest in certain securities included in their respective Underlying Index due to liquidity constraints. Liquidity constraints also may delay the Funds' purchase or sale of securities included in their respective Underlying Index. For tax efficiency purposes, the Funds may sell certain securities to realize losses, causing them to deviate from their Underlying Index.

The investment activities of one or more of the Adviser's affiliates, including other subsidiaries of the Adviser's parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact a Fund's ability to track its Underlying Index. For example, in regulated industries, and in corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, a Fund or other client accounts to suffer disadvantages or business restrictions. As a result, a Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser's affiliates.

The Adviser may not fully invest a Fund at times, either as a result of cash flows into the Fund or reserves of cash the Fund holds to meet redemptions and expenses. If the Funds utilize futures or other derivative positions, their return may not correlate as well with the return of their respective Underlying Index as would be the case if they purchased all of the securities in their Underlying Index with the same weightings as the Underlying Index.

Index Risk

Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Large Capitalization Company Risk

Companies with large market capitalizations may go in and out of favor based on market and economic conditions. Although larger companies tend to be less volatile than companies with smaller market capitalizations, the returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in stocks of smaller companies.

Non-Diversified Fund Risk

PowerShares Aerospace & Defense Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares S&P 500 BuyWrite Portfolio, PowerShares S&P 500® High Quality Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, and PowerShares WilderHill Progressive Energy Portfolio are non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share prices of these Funds than would occur in a diversified fund. This may increase the Funds' volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Funds' performance.

Non-Principal Investment Strategies

Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds that invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. The PowerShares Global Listed Private Equity Portfolio may invest in swaps. The Funds may use options and futures contracts (and convertible securities and structured notes) to seek performance that corresponds to their respective Underlying Index and to manage cash flows. The Adviser anticipates that it may take approximately three business days (a business day is any day that the NYSE is open) for the Adviser to fully reflect the additions and deletions to each Fund's Underlying Index in the portfolio composition of that Fund.

In addition to options and futures contracts, PowerShares Global Listed Private Equity Portfolio may invest in swaps, including total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset.

Each of the investment policies described herein, including each Fund's investment objective constitutes a non-fundamental policy that the Board of Trustees (the "Board") of PowerShares Exchange-Traded Fund Trust (the "Trust") may change at any time without shareholder approval. The 80% investment policies of PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio require 60 days prior written notice to shareholders before they may be changed. The fundamental and non-fundamental policies of the Funds are set forth in the Trust's Statement of Additional Information ("SAI") under the section "Investment Strategies and Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each of PowerShares CleantechTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Water Resources Portfolio and PowerShares WilderHill Clean Energy Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each such Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Additional Risks of Investing in the Funds

The following provides additional risk information regarding investing in the Funds.

Risks of Futures and Options

Each Fund may enter into U.S. futures contracts, options and options on futures contracts to simulate full investment in its Underlying Index, to facilitate trading or to reduce transaction costs. The Funds will not use futures or options for speculative purposes.

Because futures contracts project price levels in the future, market circumstances may cause a discrepancy between the price of a stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would remain required to make daily cash payments to maintain its required margin. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) potentially is unlimited. However, each Fund intends to use futures and options contracts to limit its risk exposure to levels comparable to direct investment in securities.

Each Fund must segregate liquid assets or take appropriate measures to "cover" open positions in futures contracts. For futures contracts that do not cash settle, each Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, each Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligations (i.e., the Fund's daily net liability) under the futures contract, if any, rather than their full notional value. For more information, see "Investment Policies and Risks – Futures and Options" in the SAI.

Risks of Swap Agreements

For PowerShares Global Listed Private Equity Portfolio, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).

In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities, and the non-asset reference could be a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. The payments of the two parties could be made on a net basis.

Total return swaps could result in losses for PowerShares Global Listed Private Equity Portfolio if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. PowerShares Global Listed Private Equity Portfolio may lose money in a total return swap if the counterparty fails to meet its obligations.

PowerShares Global Listed Private Equity Portfolio will earmark or segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the swaps of which it is the seller, marked-to-market on a daily basis.

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If PowerShares CleantechTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Water Resources Portfolio or PowerShares WilderHill Clean Energy Portfolio are not able to recover the respective securities loaned, they may sell the respective collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the funds if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the foregoing Funds will bear any loss on their respective investments of cash collateral.

Shares May Trade at Prices Different Than NAV

The NAV of the Funds' Shares generally will fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on NYSE Arca. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the securities of each Fund's Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Issues

Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca's "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of each Fund will continue to be met or will remain unchanged.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Funds' Shares are traded throughout the day in a secondary market on a national securities exchange on an intra-day basis, and are created and redeemed principally in-kind. These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for each Fund or its ongoing shareholders.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' SAI, which is available at www.InvescoPowerShares.com.

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Adviser serves as the investment adviser to the Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively

Managed Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of more than $20.7 billion as of July 31, 2011. The Trust currently is composed of 58 exchange-traded funds.

As the Funds' investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's extensive resources.

Portfolio Managers

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from Joshua Betts, Michael Jeanette, Jeffrey W. Kernagis, Brian McGreal, and Brian Picken. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been employed by the Adviser since November 2008. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of PowerShares CleantechTM Portfolio since June 2009, PowerShares Global Listed Private Equity since September 2009, and PowerShares Golden Dragon Halter USX China Portfolio and PowerShares DWA Technical LeadersTM Portfolio since April 2010. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc. from May 2007 to August 2008. Prior to this, he was a Portfolio Consultant for the Adviser from June 2006 to May 2007. From September 2005 to June 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds (except PowerShares CleantechTM Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares S&P 500 BuyWrite Portfolio) since August 2008. Prior to joining the Adviser, Mr. Jeanette was a trust advisor and GM of Chicago based Richard Lamb, LLC from 1998 to 2007. Prior to this he was a financial advisor with Smith Barney and First Bank Systems.

Jeffrey W. Kernagis is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-today management of PowerShares S&P 500 BuyWrite Portfolio since inception. Prior to joining the Adviser, Mr. Kernagis was a Portfolio Manager at Claymore Securities, Inc.

from 2005 to 2007. Prior to that, Mr. Kernagis was a Senior Trader at Mid-States Corporate Federal Credit Union from 2004 to 2005 and a Vice President of Institutional Futures Sales at ABN Amro, Inc. from 1994 to 2003.

Brian McGreal is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of PowerShares CleantechTM Portfolio, and PowerShares S&P 500 BuyWrite Portfolio since August 2008, PowerShares Global Listed Private Equity since September 2009, and PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio since April 2010. Prior to joining the Adviser, Mr. McGreal was an analyst for Ritchie Capital Management from May 2005 to September 2007 and a trader with SAM Investments from February 1999 to April 2005.

Brian Picken is an Associate Portfolio Manager of the Adviser. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds (except PowerShares CleanTechTM Portfolio, PowerShares Global Listed Private Equity Portfolio, and PowerShares S&P 500 BuyWrite Portfolio) since August 2010 and an Assistant Portfolio Manager since August 2009. He was an ETF Portfolio Operations Specialist for the Adviser from August 2008 to August 2009, and prior to that was a Research Analyst for the Adviser from August 2007 to August 2008. He received a Bachelor of Arts from Wheaton College.

The Funds' SAI provides additional information about the Portfolio Managers' compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers' ownership of Shares.

The Adviser receives management fees from each Fund (except PowerShares S&P 500 BuyWrite Portfolio) equal to 0.50% of the Fund's average daily net assets. The Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (except PowerShares S&P 500 BuyWrite Portfolio, PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio) (excluding interest expenses, offering costs, sub-licensing fees, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets and to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets (collectively, the "Expense Caps"), at least until August 31, 2012. The offering costs excluded from the Expense Caps are: (a) initial legal fees pertaining to each Fund's Shares offered for sale; (b) initial SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses that the Adviser bears are subject to recapture by the Adviser for up to three years from the date that the Adviser bore the fee or expense, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Each Fund (except PowerShares S&P 500 BuyWrite Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees for use of the Underlying Indexes, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members and officers who are not "interested persons" of the Trust or the Adviser, expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for those members of the Board who are not "interested persons" of the Trust and extraordinary expenses.

PowerShares S&P 500 BuyWrite Portfolio pays the Adviser a unitary management fee equal to 0.75% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of PowerShares S&P 500 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Adviser's unitary management fee is designed to pay the expenses of PowerShares S&P 500 BuyWrite Portfolio and to compensate the Adviser for providing services for PowerShares S&P 500 BuyWrite Portfolio.

A discussion regarding the basis for the Board's approval of the Trust's Investment Advisory Agreement on behalf of each Fund is available in the Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2011.

How to Buy and Sell Shares

Each Fund issues or redeems its Shares at NAV per Share only in Creation Units.

Most investors buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots" at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade on NYSE Arca under the following symbols:

Fund	Symbol
PowerShares Aerospace & Defense Portfolio	PPA

PowerShares CleantechTM Portfolio	PZD

PowerShares DWA Technical LeadersTM Portfolio	PDP

PowerShares Global Listed Private Equity Portfolio	PSP

PowerShares Golden Dragon Halter USX China Portfolio	PGJ

PowerShares Lux Nanotech Portfolio	PXN

PowerShares Morningstar StockInvestor Core Portfolio	PYH

PowerShares S&P 500 BuyWrite Portfolio	PBP

PowerShares S&P 500® High Quality Portfolio	PIV

PowerShares Water Resources Portfolio	PHO

PowerShares WilderHill Clean Energy Portfolio	PBW

PowerShares WilderHill Progressive Energy Portfolio	PUW

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from each Fund, and APs may tender their Shares for redemption directly to each Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

Each Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on NYSE Arca may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of each Fund.

The approximate value of Shares of each Fund, an amount representing on a per share basis the sum of the current market price of the securities ("Deposit Securities") accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Funds may be purchased and redeemed directly from the Funds only in Creation Units by APs. The vast majority of trading in Shares of the Funds occurs on the secondary market and does not involve the Funds directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares of the Funds. Cash purchases and/or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV. To minimize these potential consequences of frequent purchases and redemptions of Shares, each Fund employs fair valuation pricing, and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Funds reserve the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Funds, or otherwise are not in the best interests of the Funds. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares of the Funds.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Funds. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax- deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on NYSE Arca, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Funds. Dividends paid out of each Fund's income and net short-term gains, if any, generally are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. In addition, for those taxable years, some ordinary dividends declared and paid by each Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2013, and all dividends will be taxed at ordinary income rates.

PowerShares S&P 500 BuyWrite Portfolio expects that the ownership of stocks and sale of call options generally will constitute "straddles" (offsetting positions with respect to personal property) under section 1092 of the Internal Revenue Code. Unlike certain other funds that utilize covered call strategies, based on their particular investment strategy, the Fund does not anticipate that the call options will be structured to be treated as "qualified covered call options" under section 1092 of the Internal Revenue Code. The straddle rules usually would terminate the Fund's holding periods for the stocks that become part of a straddle before the long-term capital gains holding period has been reached, which is expected to eliminate the Fund's ability to recognize long-term capital gains from a sale or disposition of the stocks. The straddle rules also usually would defer recognition of realized losses and require the capitalization of certain interest expenses and carrying charges. In addition, dividends, if any, on stocks would not qualify for either the reduced tax rates applicable to long-term capital gains (such rates being applicable to what is commonly referred to as "qualified dividend income") or for the dividends received deduction applicable to certain dividends received by corporate investors.

In this regard, PowerShares S&P 500 BuyWrite Portfolio intends to make certain elections consistent with its investment policies that may minimize certain of these adverse consequences. As a result, the Fund generally will be required to mark-to-market its positions in the stocks and the call options on a daily basis and, therefore, the Fund may have to recognize gain on its investments sooner than it would if engaged in a different investment strategy. The specific rules that are expected to apply to the Fund's investments generally will require the mark-to-market gains and losses from the stock positions to be compared with the mark-to-market gains or losses from the call options on a daily basis; to the extent that there is more gain or loss from the stock positions, the Fund will have short-term capital gain, which is generally taxed like ordinary income, or short term capital loss; to the extent there is more gain or loss from the call options, such gain will be 60% long term capital gain or loss and 40% short term capital gain or loss. These rules also impose limits on the total percentage of gain for a tax year that can be characterized as long term capital gain and the percentage of loss for a tax year that can be characterized as short-term capital loss. As a result, the Fund may be required to pass through more income to you in a particular year than it would if it had a different investment strategy. It is also possible that a significant portion of the income passed through to you will be ordinary. As a result of this, and the Fund's inability to designate a portion of the distributions it makes as eligible for the reduced rates applicable to the long term capital gains or eligible for the dividends received deduction, an investor may be subject to significantly greater amounts of tax as a result of the investment than would apply to an investment in a fund engaged in a different investment strategy. You should consider whether an investment in the Fund should be made in a taxable account or whether it is best suited for a tax deferred entity or tax-exempt retirement account.

Distributions in excess of each Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Funds' NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Each Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisors with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Foreign Income Taxes

Each Fund may elect to pass its credits for foreign income taxes through to its shareholders for a taxable year if more than 50% of its assets at the close of the year, by value, consists of stock and securities of foreign corporations. If a Fund makes this election, each shareholder will be treated as having paid a proportionate share of the Fund's foreign income taxes, but the shareholder must include an equal amount in gross income. See the section "Taxes" in the SAI.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the section "Taxes" in the SAI.

Distributor

Invesco Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon ("BNYM") calculates the Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Board or its delegate.

In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security is primarily traded. Money market securities maturing in 60 days or less will be valued at amortized cost. If a security's market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the security's fair value in accordance with the Trust's valuation policies and procedures approved by the Board.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when each Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund's NAV and the prices used by the Fund's Underlying Index. This may adversely affect each Fund's ability to track its Underlying Index.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.

K&L Gates LLP, 70 W. Madison St., Suite 3100, Chicago, Illinois 60602, serves as legal counsel to the Trust.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLC is responsible for auditing the annual financial statements of the Funds.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, since a Fund's inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report for the fiscal year ended April 30, 2011, which is available upon request.

PowerShares Aerospace & Defense Portfolio

	Year Ended April 30,
	2011		2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$19.07		$13.38	$20.93	$20.19	$17.37
Net investment income*	0.18		0.17	0.16	0.06	0.05
Net realized and unrealized gain (loss) on investments	1.49		5.73	(7.56)	0.72	2.83
TOTAL FROM INVESTMENT OPERATIONS	1.67		5.90	(7.40)	0.78	2.88
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.17)		(0.21)	(0.15)	(0.04)	(0.06)
Return of capital	—		—	—	—	(0.00	)(a)
TOTAL DISTRIBUTIONS	(0.17)		(0.21)	(0.15)	(0.04)	(0.06)
NET ASSET VALUE AT END OF YEAR	$20.57		$19.07	$13.38	$20.93	$20.19
SHARE PRICE AT END OF YEAR**	$20.57		$19.07	$13.37
NET ASSET VALUE, TOTAL RETURN***	8.91%		44.36%	(35.46)%	3.86%	16.66%
SHARE PRICE TOTAL RETURN***	8.91%		44.47%	(35.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$107,971		$137,338	$116,429	$257,495	$201,886
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.66%		0.66%	0.66%	0.66%	0.66%
Expenses, prior to (Waivers) and/or Recapture	0.73%		0.69%	0.67%	0.64%	0.77%
Net investment income, after (Waivers) and/or Recapture	0.99%		1.08%	1.01%	0.27%	0.28%
Portfolio turnover rate†	12%		17%	9%	13%	16%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$(0.01)	$(0.01)	$0.00 (a)	$0.00	(a)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

PowerShares CleantechTM Portfolio

	Year Ended April 30,					For the Period October 24, 2006* through April 30,
	2011	2010	2009		2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.00	$19.25	$33.63		$27.08	$24.70
Net investment income (loss)**	0.06	0.03	(0.00	)(a)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	5.05	5.77	(14.38)		6.65	2.42
TOTAL FROM INVESTMENT OPERATIONS	5.11	5.80	(14.38)		6.55	2.38
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.01)	(0.04)	—		—	—
Return of capital	—	(0.01)	—		—	—
TOTAL DISTRIBUTIONS	(0.01)	(0.05)	—		—	—
NET ASSET VALUE AT END OF PERIOD	$30.10	$25.00	$19.25		$33.63	$27.08
SHARE PRICE AT END OF PERIOD***	$30.08	$24.80	$19.35
NET ASSET VALUE, TOTAL RETURN****	20.43%	30.16%	(42.76)%		24.19%	9.64%
SHARE PRICE TOTAL RETURN****	21.32%	28.45%	(42.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$162,530	$160,021	$111,674		$114,336	$21,663
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.67%	0.67%	0.67%		0.69%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.74%	0.71%	0.73%		0.77%	1.06	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.22%	0.11%	(0.01)%		(0.31)%	(0.29	)%†
Portfolio turnover rate††	24%	31%	72%		23%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.01)	$(0.05)		$(0.09)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

PowerShares DWA Technical LeadersTM Portfolio

	Year Ended April 30,				For the Period March 1, 2007* through April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$21.25	$14.14	$25.97	$25.58	$23.95
Net investment income (loss)**	0.04	0.06	0.07	(0.02)	0.04
Net realized and unrealized gain (loss) on investments	5.29	7.15	(11.86)	0.43	1.59
TOTAL FROM INVESTMENT OPERATIONS	5.33	7.21	(11.79)	0.41	1.63
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.06)	(0.10)	(0.04)	(0.01)	—
Return of capital	—	—	—	(0.01)	—
TOTAL DISTRIBUTIONS	(0.06)	(0.10)	(0.04)	(0.02)	—
NET ASSET VALUE AT END OF PERIOD	$26.52	$21.25	$14.14	$25.97	$25.58
SHARE PRICE AT END OF PERIOD***	$26.54	$21.24	$14.13
NET ASSET VALUE, TOTAL RETURN****	25.11%	51.28%	(45.40)%	1.62%	6.81%
SHARE PRICE TOTAL RETURN****	25.26%	51.31%	(45.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$450,904	$159,371	$138,549	$363,514	$92,090
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.70%	0.70%	0.69%	0.71%	0.72	%†
Expenses, prior to (Waivers) and/or Recapture	0.71%	0.73%	0.68%	0.68%	1.78	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.19%	0.35%	0.38%	(0.07)%	1.50	%†(a)
Portfolio turnover rate††	42%	52%	87%	83%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.05	$(0.02)	$(0.03)	$0.07	$0.07

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $15.00 per share owned of Dean Foods Co. on April 2, 2007. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were less than $0.005 and (0.11)%, respectively, for the year ended April 30, 2007.

PowerShares Global Listed Private Equity Portfolio

	Year Ended April 30,					For the Period October 24, 2006* through April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$10.04	$6.72		$20.27	$27.79	$25.09
Net investment income**	0.26	0.33		0.87	1.22	0.44
Net realized and unrealized gain (loss) on investments	2.41	3.27		(13.55)	(7.63)	2.60
TOTAL FROM INVESTMENT OPERATIONS	2.67	3.60		(12.68)	(6.41)	3.04
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.54)	(0.28)		(0.87)	(1.11)	(0.34)
NET ASSET VALUE AT END OF PERIOD	$12.17	$10.04		$6.72	$20.27	$27.79
SHARE PRICE AT END OF PERIOD***	$12.25	$10.06		$6.71
NET ASSET VALUE, TOTAL RETURN****	27.93%	54.20%		(64.23)%	(23.50)%	12.18%
SHARE PRICE TOTAL RETURN****	28.48%	54.70%		(64.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$493,622	$211,879		$60,476	$103,379	$150,078
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapturer	0.70%	0.70%		0.70%	0.71%	0.71	%†
Expenses, prior to (Waivers) and/or Recapturer	0.73%	0.72%		0.78%	0.72%	0.82	%†
Net investment income, after (Waivers) and/or Recapture	2.50%	3.66	%(a)	7.75%	5.04%	3.38	%†
Portfolio turnover rate††	112%	121%		74%	30%	19%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$0.24		$0.21	$(0.03)	$0.08

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Net investment income per share and the ratio of net investment income to average net assets include a special stock dividend in which the Fund elected a cash payment of $0.96 per share owned of American Captial Ltd. on August 7, 2009. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.27 and 2.94%, respectively.

PowerShares Golden Dragon
Halter USX China Portfolio

	Year Ended April 30,
	2011		2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$25.03		$17.47	$28.88	$21.43	$16.90
Net investment income*	0.21		0.13	0.20	0.12	0.20
Net realized and unrealized gain (loss) on investments	3.92		7.63	(11.44)	7.54	4.54
TOTAL FROM INVESTMENT OPERATIONS	4.13		7.76	(11.24)	7.66	4.74
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.18)		(0.17)	(0.17)	(0.20)	(0.21)
Return of capital	—		(0.03)	—	(0.01)	—
TOTAL DISTRIBUTIONS	(0.18)		(0.20)	(0.17)	(0.21)	(0.21)
NET ASSET VALUE AT END OF YEAR	$28.98		$25.03	$17.47	$28.88	$21.43
SHARE PRICE AT END OF YEAR**	$28.87		$25.04	$17.48
NET ASSET VALUE, TOTAL RETURN***	16.60%		44.51%	(39.06)%	35.87%	28.53%
SHARE PRICE TOTAL RETURN***	16.11%		44.49%	(38.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$446,292		$455,523	$279,490	$528,483	$394,320
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.70%		0.70%	0.69%	0.69%	0.70%
Expenses, prior to (Waivers) and/or Recapture	0.72%		0.71%	0.71%	0.66%	0.72%
Net investment income, after (Waivers) and/or Recapture	0.82%		0.56%	1.06%	0.42%	1.06%
Portfolio turnover rate†	15%		35%	20%	15%	17%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$0.02	$(0.03)	$0.03	$0.01

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

PowerShares Lux Nanotech
Portfolio

	Year Ended April 30,
	2011		2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$10.33		$7.59		$14.07	$17.48	$19.05
Net investment income (loss)*	(0.00	)(a)	(0.00	)(a)	0.02	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.73)		2.76		(6.50)	(3.38)	(1.55)
TOTAL FROM INVESTMENT OPERATIONS	(0.73)		2.76		(6.48)	(3.41)	(1.57)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		(0.02)		—	—	—
Return of capital	—		0.00	(a)	—	—	—
TOTAL DISTRIBUTIONS	—		(0.02)		—	—	—
NET ASSET VALUE AT END OF YEAR	$9.60		$10.33		$7.59	$14.07	$17.48
SHARE PRICE AT END OF YEAR**	$9.70		$10.32		$7.60
NET ASSET VALUE, TOTAL RETURN***	(7.07)%		36.39%		(46.06)%	(19.51)%	(8.24)%
SHARE PRICE TOTAL RETURN***	(6.01)%		36.08%		(45.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$38,390		$55,290		$39,484	$84,428	$159,052
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapturer	0.70%		0.70%		0.70%	0.70%	0.71%
Expenses, prior to (Waivers) and/or Recapturer	0.95%		0.85%		0.89%	0.73%	0.79%
Net investment income (loss), after (Waivers) and/or Recapture	(0.04)%		(0.04)%		0.17%	(0.17)%	(0.09)%
Portfolio turnover rate†	58%		57%		50%	42%	16%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$0.00	(a)	$0.00 (a)	$0.01	$(0.01)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

PowerShares Morningstar StockInvestor Core Portfolio

	Year Ended April 30,							For the Period December 1, 2006* through April 30,
	2011		2010		2009		2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$20.31		$15.59		$27.90		$28.04	$25.19
Net investment income**	0.22		0.05		0.10		0.01	0.00	(a)
Net realized and unrealized gain (loss) on investments	1.64		4.76		(12.35)		(0.14)	2.86
TOTAL FROM INVESTMENT OPERATIONS	1.86		4.81		(12.25)		(0.13)	2.86
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.15)		(0.09)		(0.06)		(0.01)	0.00	(a)
Return of capital	—		—		—		0.00 (a)	(0.01)
TOTAL DISTRIBUTIONS	(0.15)		(0.09)		(0.06)		(0.01)	(0.01)
NET ASSET VALUE AT END OF PERIOD	$22.02		$20.31		$15.59		$27.90	$28.04
SHARE PRICE AT END OF PERIOD***	$22.01		$20.31		$15.58
NET ASSET VALUE, TOTAL RETURN****	9.25%		31.03%		(43.93)%		(0.45)%	11.36%
SHARE PRICE TOTAL RETURN****	9.20%		31.11%		(43.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$19,816		$19,290		$26,508		$41,850	$33,650
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.53%		0.70%		0.70%		0.73%	0.75	%†
Expenses, prior to (Waivers) and/or Recapture	1.81%		1.09%		0.94%		0.95%	1.21	%†
Net investment income, after (Waivers) and/or Recapture	1.11%		0.27%		0.47%		0.03%	0.03	%†
Portfolio turnover rate††	91%		127%		113%		77%	13%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$(0.00	)(a)	$0.00 (a)	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

PowerShares S&P 500 BuyWrite Portfolio

	Year Ended April 30,				For the Period December 19, 2007* through April 30,
	2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$21.52	$17.54		$25.00	$24.97
Net investment income**	0.29	0.27		0.38	0.09
Net realized and unrealized gain (loss) on investments	1.34	4.00		(7.38)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	1.63	4.27		(7.00)	0.08
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.27)	(0.29)		(0.46)	(0.05)
Net realized gains	(1.36)	—		—	—
TOTAL DISTRIBUTIONS	(1.63)	(0.29)		(0.46)	(0.05)
NET ASSET VALUE AT END OF PERIOD	$21.52	$21.52		$17.54	$25.00
SHARE PRICE AT END OF PERIOD***	$21.52	$21.52		$17.59
NET ASSET VALUE, TOTAL RETURN****	8.11%	24.48%		(28.26)%	0.33	%(a)
SHARE PRICE TOTAL RETURN****	8.09%	24.11%		(28.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$120,511	$167,840		$84,211	$7,500
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75%		0.75%	0.75	%†
Net investment income	1.37%	1.35%		2.09%	1.12	%†
Portfolio turnover rate††	61%	51%		83%	10%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.00	)(b)	$(0.05)	$0.09

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The total return from Inception (first day of trading on the exchange) to April 30, 2008 was (0.19)%.

(b)  Amount represents less than $0.005.

PowerShares S&P 500®
High Quality Portfolio

	Year Ended April 30,
	2011	2010		2009		2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$12.21	$9.60		$16.76		$17.59	$17.09
Net investment income (loss)*	0.20	0.00	(a)	0.04		(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	2.31	2.64		(7.19)		(0.81)	0.51
TOTAL FROM INVESTMENT OPERATIONS	2.51	2.64		(7.15)		(0.83)	0.50
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.08)	(0.03)		(0.01)		—	—
NET ASSET VALUE AT END OF YEAR	$14.64	$12.21		$9.60		$16.76	$17.59
SHARE PRICE AT END OF YEAR**	$14.64	$12.21		$9.60
NET ASSET VALUE, TOTAL RETURN***	20.61%	27.63%		(42.66)%		(4.72)%	2.93%
SHARE PRICE TOTAL RETURN***	20.61%	27.63%		(42.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$112,695	$67,746		$71,048		$177,669	$272,608
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.52%	0.70%		0.70%		0.70%	0.70%
Expenses, prior to (Waivers) and/or Recapture	0.84%	0.80%		0.72%		0.70%	0.75%
Net investment income (loss), after (Waivers) and/or Recapture	1.49%	(0.03)%		0.27%		(0.12)%	(0.06)%
Portfolio turnover rate†	64%	138%		143%		101%	113%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.02	$(0.00	)(a)	$(0.00	)(a)	$0.01	$0.00 (a)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

PowerShares Water Resources Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$18.05	$14.04	$20.66	$19.20	$18.25
Net investment income*	0.11	0.09	0.08	0.08	0.17
Net realized and unrealized gain (loss) on investments	2.19	4.03	(6.64)	1.46	0.95
TOTAL FROM INVESTMENT OPERATIONS	2.30	4.12	(6.56)	1.54	1.12
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.10)	(0.11)	(0.06)	(0.08)	(0.17)
NET ASSET VALUE AT END OF YEAR	$20.25	$18.05	$14.04	$20.66	$19.20
SHARE PRICE AT END OF YEAR**	$20.24	$18.05	$14.02
NET ASSET VALUE, TOTAL RETURN***	12.81%	29.48%	(31.76)%	8.02%	6.26%
SHARE PRICE TOTAL RETURN***	12.75%	29.67%	(31.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$1,260,648	$1,335,033	$1,220,027	$2,196,652	$1,606,782
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.66%	0.64%	0.64%	0.64%	0.66%
Expenses, prior to (Waivers) and/or Recapture	0.66%	0.64%	0.64%	0.63%	0.67%
Net investment income, after (Waivers) and/or Recapture	0.63%	0.57%	0.49%	0.39%	0.96%
Portfolio turnover rate†	13%	20%	33%	23%	27%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.01)	$(0.01)	$(0.01)	$0.01	$0.02

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

PowerShares WilderHill Clean Energy Portfolio

	Year Ended April 30,
	2011	2010	2009		2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$10.12	$9.03	$20.94		$19.29	$22.38
Net investment income (loss)*	(0.03)	(0.02)	(0.02)		(0.07)	0.04
Net realized and unrealized gain (loss) on investments	0.26	1.11	(11.89)		1.72	(3.08)
TOTAL FROM INVESTMENT OPERATIONS	0.23	1.09	(11.91)		1.65	(3.04)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—	(0.05)
Return of capital	—	—	—		—	0.00 (a)
TOTAL DISTRIBUTIONS	—	—	—		—	(0.05)
NET ASSET VALUE AT END OF YEAR	$10.35	$10.12	$9.03		$20.94	$19.29
SHARE PRICE AT END OF YEAR**	$10.33	$10.11	$8.99
NET ASSET VALUE, TOTAL RETURN***	2.27%	12.07%	(56.88)%		8.55%	(13.58)%
SHARE PRICE TOTAL RETURN***	2.18%	12.46%	(57.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$541,472	$657,486	$658,400		$1,473,893	$914,345
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.70%	0.70%	0.69%		0.67%	0.70%
Expenses, prior to (Waivers) and/or Recapture	0.75%	0.70%	0.69%		0.67%	0.69%
Net investment income (loss), after (Waivers) and/or Recapture	(0.27)%	(0.18)%	(0.12)%		(0.32)%	0.24%††
Portfolio turnover rate†	32%	42%	41%		20%	41%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.01	$0.00 (a)	$(0.00	)(a)	$(0.02)	$0.01

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $6.72 per share owned of Scottish Power PLC ADR on May 18, 2006. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were $(0.04) and (0.23)%, respectively, for the year ended April 30, 2007.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

PowerShares WilderHill Progressive Energy Portfolio

	Year Ended April 30,					For the Period October 24, 2006* through April 30,
	2011		2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.19		$17.38	$28.23	$28.63	$24.91
Net investment income**	0.10		0.14	0.13	0.09	0.06
Net realized and unrealized gain (loss) on investments	5.53		7.81	(10.91)	(0.36)	3.68
TOTAL FROM INVESTMENT OPERATIONS	5.63		7.95	(10.78)	(0.27)	3.74
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.14)		(0.14)	(0.07)	(0.12)	(0.02)
Return of capital	—		—	—	(0.01)	—
TOTAL DISTRIBUTIONS	(0.14)		(0.14)	(0.07)	(0.13)	(0.02)
NET ASSET VALUE AT END OF PERIOD	$30.68		$25.19	$17.38	$28.23	$28.63
SHARE PRICE AT END OF PERIOD***	$30.70		$25.19	$17.38
NET ASSET VALUE, TOTAL RETURN****	22.47%		45.96%	(38.23)%	(0.96)%	15.01%
SHARE PRICE TOTAL RETURN****	22.55%		45.96%	(38.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$75,175		$60,451	$39,970	$62,097	$22,905
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.70%		0.70%	0.70%	0.73%	0.74	%†
Expenses, prior to (Waivers) and/or Recapture	0.86%		0.84%	0.86%	0.88%	1.09	%†
Net investment income, after (Waivers) and/or Recapture	0.37%		0.63%	0.62%	0.30%	0.45	%†
Portfolio turnover rate††	22%		52%	32%	31%	12%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$0.01	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

Index Providers

ISBC is the Index Provider for PowerShares Aerospace & Defense Portfolio. ISBC is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with ISBC to use the SPADETM Defense Index. The Fund is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

Cleantech is the Index Provider for PowerShares CleantechTM Portfolio. There is no relationship between Cleantech Indices LLC and the Distributor, the Adviser or the Trust other than a license by Cleantech to the Adviser of certain Cleantech trademarks and trade names, and The Cleantech IndexTM, for use by the Distributor, the Adviser and the Trust. Such trademarks, tradenames and The Cleantech IndexTM have been created and developed by Cleantech without regard to the Distributor, the Adviser, the Trust, their businesses, the Fund and/or any prospective investor.

Dorsey Wright is the Index Provider for PowerShares DWA Technical LeadersTM Portfolio. Dorsey Wright is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Dorsey Wright to use the Dorsey Wright Technical LeadersTM Index. PowerShares DWA Technical LeadersTM Portfolio is entitled to use the Dorsey Wright Technical LeadersTM Index pursuant to a sub-licensing agreement with the Adviser.

Red Rocks is the Index Provider for PowerShares Global Listed Private Equity Portfolio. There is no relationship between Red Rocks and the Distributor, the Adviser or the Trust other than a license by Red Rocks to the Adviser of certain Listed Private Equity Marks, trademarks and trade names, and the Red Rocks Global Listed Private Equity Index, for use by the Distributor, the Adviser and the Trust. Such trademarks, tradenames and the Listed Private Equity Index have been created and developed by Red Rocks without regard to the Distributor, the Adviser, the Trust, their businesses, the Fund and/or any prospective investor.

Halter Financial is the Index Provider for PowerShares Golden Dragon Halter USX China Portfolio. Halter Financial is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Halter Financial to use the Underlying Index. PowerShares Golden Dragon Halter USX China Portfolio is entitled to use its Underlying Index pursuant to a sublicensing arrangement with the Adviser.

Lux is the Index Provider for PowerShares Lux Nanotech Portfolio. Lux is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Lux to use the Index. PowerShares Lux Nanotech Portfolio is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

The Morningstar® StockInvestor Core IndexSM is calculated and maintained by Morningstar® (the "Index Provider"). The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Index Provider. The PowerShares Morningstar StockInvestor Core Portfolio is entitled to use its Underlying Index pursuant to a sub-licensing agreement with the Adviser.

The Chicago Board Options Exchange, Incorporated ("CBOE") performs the calculations of the Underlying Index. CBOE has entered into an agreement with Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc. In the agreement, CBOE has been granted the right to use the Reference Index in calculations of the Fund's Underlying Index, and in the agreement CBOE has granted the right to S&P to grant licenses to third parties to use the Underlying Index. S&P has granted a license to the Adviser to use the CBOE S&P 500 BuyWrite Index. PowerShares CBOE S&P 500 BuyWrite Portfolio is entitled to use its Underlying Index pursuant to a sublicensing arrangement with the Adviser.

"S&P," "S&P 500" and "S&P 500TM Index", are registered trademarks of Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. and "BuyWrite" and "CBOE" are trademarks of CBOE. These marks have been licensed by the Adviser. PowerShares S&P 500 BuyWrite Portfolio is not sponsored, endorsed, sold or promoted by S&P or CBOE, and S&P and CBOE make no representation regarding the advisability of investing in PowerShares S&P 500 BuyWrite Portfolio. Further, the PowerShares S&P 500 High Quality Portfolio is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing the PowerShares S&P 500 High Quality Portfolio.

"CBOE®" is a registered trademark of Chicago Board Options Exchange, Incorporated ("CBOE"), and CBOE S&P 500 BuyWrite IndexTM is a trademark of CBOE (except that S&P retains the rights in its trademarks embedded in such trademarks).

Hydrogen Ventures is the Index Provider for PowerShares Water Resources Portfolio. Hydrogen Ventures is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Hydrogen Ventures to use the Underlying Index. The Fund is entitled to use the Palisades Water Index pursuant to a sub-licensing arrangement with the Adviser.

WilderHill is the Index Provider for PowerShares WilderHill Clean Energy Portfolio. WilderHill is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with WilderHill to use the WilderHill Clean Energy Index. The Fund is entitled to use the WilderHill Clean Energy Index pursuant to a sub-licensing arrangement with the Adviser.

WilderHill is the Index Provider for PowerShares WilderHill Progressive Energy Portfolio. There is no relationship between WilderHill and the Distributor, the Adviser or the Trust other than a license by WilderHill to the Adviser of certain WilderHill trademarks and trade names, and the Progressive Energy Index, for use by the Distributor, the Adviser and the Trust. Such trademarks, tradenames and the Progressive Energy Index have been created and developed by WilderHill without regard to the Distributor, the Adviser, the Trust, their businesses, the Fund and/or any prospective investor.

Set forth below is a list of each Fund and the Underlying Index upon which it is based:

Fund	Underlying Index
PowerShares Aerospace & Defense Portfolio	SPADETM Defense Index

PowerShares CleantechTM Portfolio	The Cleantech IndexTM

PowerShares DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index

PowerShares Global Listed Private Equity Portfolio	Red Rocks Global Listed Private Equity IndexSM

PowerShares Golden Dragon Halter USX China Portfolio	Halter USX China IndexSM

PowerShares Lux Nanotech Portfolio	Lux Nanotech IndexTM

PowerShares Morningstar StockInvestor Core Portfolio	Morningstar® StockInvestor Core IndexSM

PowerShares S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite Index

PowerShares S&P 500 High Quality Portfolio	S&P 500 High Quality Rankings Index

PowerShares Water Resources Portfolio	Palisades Water Index

PowerShares WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index

PowerShares WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Disclaimers

The SPADETM Defense Index is a trademark of NYSE Arca and has been licensed for use for certain purposes by the Adviser. The Cleantech IndexTM is a trademark of Cleantech and has been licensed for use for certain purposes by the Adviser. The Dorsey Wright Technical LeadersTM Index is a trademark of Dorsey Wright and has been licensed for use for certain purposes by the Adviser. The USX China Index is a trademark of Halter Financial and has been licensed for use for certain purposes by the Adviser. The Red Rocks Global Listed Private Equity IndexSM is a trademark of Red Rocks and has been licensed for use for certain purposes by the Adviser. The Lux Nanotech IndexTM is a trademark of Lux and has been licensed for use for certain purposes by the Adviser. The CBOE S&P 500 BuyWrite IndexTM has been licensed for use for certain purposes by the Adviser. The Morningstar® StockInvestor Core IndexSM is a trademark of Morningstar® and has been licensed for use for certain purposes by the Adviser. The S&P 500® High Quality Rankings Index is a trademark of S&P® and has been licensed for use by the Adviser. The Palisades Water Index is a trademark of Palisades Water Index Associates and has been licensed for use by the Adviser. PowerShares Water Resources Portfolio is not sponsored, endorsed, sold or promoted by Palisades Water Index Associates and Palisades Water Index Associates makes no representation regarding the advisability of investing in the Fund. The WilderHill Clean Energy Index is a trademark of WilderShares and has been licensed for use for certain purposes by the Adviser. The Progressive Energy Index is a trademark of WilderHill and has been licensed for use for certain purposes by the Adviser.

None of the Funds are sponsored, endorsed, sold or promoted by ISBC, Cleantech, Dorsey Wright, Halter Financial, Red Rocks, Lux, Morningstar, S&P, Palisades Water Index, WilderShares or WilderHill, as the case may be, and none of ISBC, Cleantech, Dorsey Wright, Halter Financial, Red Rocks, Lux, Morningstar, S&P, Palisades Water Index, WilderShares or WilderHill makes any representation regarding the advisability of investing in Shares of these Funds.

ISBC's only relationship to the Adviser is ISBC's licensing to the Adviser certain ISBC trademarks, the Underlying Index and trade name, which are composed by ISBC without regard to the Adviser, this product or any investor. PowerShares Aerospace & Defense Portfolio and its Shares are not sponsored, endorsed, sold or promoted by ISBC. ISBC makes no warranty or representation, regarding the advisability of purchasing, holding or trading this product or investing in securities generally or in the Fund particularly or the ability of any data supplied by ISBC to track general stock market performance. ISBC's only relationship to the Adviser is the licensing of certain trademarks and trade names of ISBC and of the data supplied by ISBC which is determined, composed and calculated by ISBC without regard to the Fund or its Shares. ISBC has no obligation to take the needs of the Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by ISBC. ISBC is not responsible for and has not participated in the determination of the prices of the common shares of the Fund or the timing of the issuance or sale of such common shares. ISBC has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares. The Red Rocks Global Listed Private Equity IndexSM is a trademark of Red Rocks and has been licensed for use for certain purposes by the Adviser. The Progressive Energy Index is a trademark of WilderHill and has been licensed for use for certain purposes by the Adviser.

Cleantech, Red Rocks and WilderHill make no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. Cleantech's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Cleantech trademarks and trade names of Cleantech without regard to the Distributor, the Adviser or the Trust. Red Rocks' only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Red Rocks trademarks and trade names of Red Rocks without regard to the Distributor, the Adviser or the Trust. WilderHill's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain WilderHill trademarks and trade names of WilderHill and Progressive Energy Index.

The Underlying Indexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. Cleantech, Red Rocks and WilderHill have no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Indices. Cleantech, Red Rocks and WilderHill are not responsible for and have not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. Cleantech, Red Rocks and WilderHill have no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. Cleantech, Red Rocks and WilderHill do not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and Cleantech, Red Rocks and WilderHill shall have no liability for any errors, omissions, or interruptions therein. Cleantech, Red Rocks and WilderHill make no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indexes or any data included therein. Cleantech, Red Rocks and WilderHill make no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein, the Funds, the Trust or the Shares. Without limiting any of the foregoing, in no event shall Cleantech, Red Rocks and WilderHill have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes even if notified of the possibility of such damages.

There is no relationship between Dorsey Wright and the Adviser, the Distributor or the Trust other than a license by Dorsey Wright to the Adviser of certain Dorsey Wright trademarks and trade names, and the Dorsey Wright Technical LeadersTM Index, for use by the Adviser, the Distributor or the Trust. Such trademarks, trade names and Underlying Index have been created and developed by Dorsey Wright without regard to and independently of the Adviser, the Distributor and the Trust, their businesses, their development of the Fund, and/or any prospective investor. The

Trust and the Adviser have arranged with Dorsey, Wright & Associates, Inc. to license ETF Investment Models such as the Underlying Index based on Point & Figure Analysis for possible inclusion in funds which the Trust and the Adviser independently develop and promote. The licensing of any Model such as the Underlying Index to the Adviser, the Distributor or the Trust is not an offer to purchase or sell, or a solicitation. A determination that any portion of an investor's portfolio should be devoted to any ETF product developed by the Adviser, the Distributor or the Trust with reference to a Dorsey Wright Investment Model is a determination made solely by the Adviser serving the investor or the investor himself, not Dorsey, Wright & Associates, Inc. Dorsey Wright is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. Dorsey Wright has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. Dorsey Wright does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. Dorsey Wright shall have no liability for any errors, omissions, or interruptions therein. Dorsey Wright makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Index or any data included therein. Dorsey Wright makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein, the Fund, the Trust or the Shares.

Without limiting any of the foregoing, in no event shall Dorsey Wright have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Index or any data included therein, the Fund, the Trust or the Shares, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

The Halter USX China Index is a trademark of Halter Financial and has been licensed for use for certain purposes by the Adviser. Halter Financial's only relationship to the Adviser is licensing to certain Halter Financial trademarks, Index and trade names, which are composed by Halter Financial without regard to the Adviser, this product or any investor.

Lux, Lux Research and Lux Nanotech Index are trademarks of Lux and have been licensed for use for certain purposes by the Adviser based on the Lux Nanotechnology Index and are not sponsored, endorsed, sold or promoted by Lux, and Lux makes no representation regarding the advisability of investing in such product(s).

The Shares of PowerShares Lux Nanotech Portfolio, a series of the Trust, are not sponsored, endorsed, sold or promoted by Lux. Lux makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the Lux Nanotechnology Index to track general stock market performance. Lux's only relationship to the Adviser is the licensing of certain trademarks and trade names of Lux and of the Lux Nanotechnology Index which is determined, composed and calculated by Lux without regard to the Adviser, the Trust or the Shares. Lux has no obligation to take the needs of the Adviser or the owners of the Shares into consideration in determining, composing or calculating the Lux Nanotech Index. Lux is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Shares. Lux has no obligation or liability in connection with the administration, marketing or trading of the Shares.

LUX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE LUX NANOTECH INDEX AND/OR ANY DATA INCLUDED THEREIN. LUX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE TRUST OR ANY OWNER OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE LUX NANOTECHNOLOGY INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. LUX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE LUX NANOTECHNOLOGY INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LUX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PowerShares Morningstar StockInvestor Core Portfolio is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the PowerShares Morningstar StockInvestor Core Portfolio or any member of the public regarding the advisability of investing in securities generally or in the PowerShares Morningstar StockInvestor Core Portfolio in particular or the ability of the Morningstar® StockInvestor Core IndexSM to track general stock market performance. Morningstar's only relationship to the Adviser is the licensing of certain service marks and service names of Morningstar and of the Morningstar® StockInvestor Core IndexSM which is determined, composed and calculated by Morningstar without regard to the Adviser or the PowerShares Morningstar StockInvestor Core Portfolio. Morningstar has no obligation to take the needs of the Adviser or the owners of PowerShares Morningstar StockInvestor Core Portfolio into consideration in determining, composing or calculating the Morningstar® StockInvestor Core IndexSM. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the PowerShares Morningstar StockInvestor Core Portfolio or the timing of the issuance or sale of the PowerShares Morningstar StockInvestor Core Portfolio or in the determination or calculation of the equation by which the PowerShares Morningstar StockInvestor Core Portfolio is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the PowerShares Morningstar StockInvestor Core Portfolio.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR® STOCKINVESTOR CORE INDEXSM OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OR USERS OF THE POWERSHARES MORNINGSTAR STOCKINVESTOR CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR® STOCKINVESTOR CORE INDEXSM OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS

FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR® STOCKINVESTOR CORE INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PowerShares S&P 500 BuyWrite Portfolio is not sponsored, endorsed, sold or promoted by the CBOE and CBOE does not make any representation regarding the advisability of investing in Shares of the Fund. The CBOE makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly.

The CBOE S&P 500 BuyWrite Index is selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. The CBOE has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the CBOE S&P 500 BuyWrite Index. The CBOE has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures, relating to the Shares. The CBOE is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. The CBOE has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. The CBOE does not guarantee the accuracy and/or the completeness of the CBOE S&P 500 BuyWrite Index or any data included therein, and the CBOE shall have no liability for any errors, omissions, or interruptions therein. The CBOE makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indices or any data included therein. The CBOE makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the CBOE S&P 500 BuyWrite Index or any data included therein, the Fund, the Trust or the Shares. Without limiting any of the foregoing, in no event shall the CBOE have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the CBOE S&P 500 BuyWrite Index or any data included therein, the Fund, the Trust or the Shares, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the CBOE S&P 500 BuyWrite Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the CBOE S&P 500 BuyWrite Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the CBOE S&P 500 BuyWrite Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the CBOE S&P 500 BuyWrite Index even if notified of the possibility of such damages.

THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

POWERSHARES S&P 500 BUYWRITE PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC. OR THE CHICAGO BOARD OPTIONS EXCHANGE, INCORPORATED ("CBOE"). S&P AND CBOE MAKE NO REPRESENTATION, CONDITION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF POWERSHARES S&P 500 BUYWRITE PORTFOLIO OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN POWERSHARES S&P 500 BUYWRITE PORTFOLIO. THE CBOE S&P 500 BUYWRITE INDEX (THE "BXM INDEX") IS A BENCHMARK INDEX DESIGNED TO TRACK THE PERFORMANCE OF A HYPOTHETICAL BUY-WRITE STRATEGY ON THE S&P 500® INDEX. S&P'S AND CBOE'S ONLY RELATIONSHIP TO THE ADVISER IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF S&P, CBOE AND THE BXM INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY CBOE WITHOUT REGARD TO THE ADVISER OR POWERSHARES S&P 500 BUYWRITE PORTFOLIO. CBOE HAS NO OBLIGATION TO TAKE THE NEEDS OF THE ADVISER OR THE OWNERS OF POWERSHARES S&P 500 BUYWRITE PORTFOLIO INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE BXM INDEX. S&P AND CBOE ARE NOT RESPONSIBLE FOR, AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF POWERSHARES S&P 500 BUYWRITE PORTFOLIO TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH POWERSHARES S&P 500 BUYWRITE PORTFOLIO IS TO BE CONVERTED INTO CASH. S&P AND CBOE HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF POWERSHARES S&P 500 BUYWRITE PORTFOLIO. CBOE SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE BXM INDEX FROM SOURCES THAT CBOE CONSIDERS RELIABLE, BUT S&P AND CBOE ACCEPT NO RESPONSIBILITY FOR, AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P AND CBOE DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BXM INDEX OR ANY DATA INCLUDED THEREIN. S&P AND CBOE MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY ANY PERSON OR ENTITY FROM THE USE OF THE BXM INDEX OR ANY DATA INCLUDED THEREIN. S&P AND CBOE MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL CONDITIONS AND WARRANTIES IMPLIED BY STATUE, GENERAL LAW OR CUSTOM, INCLUDING BUT NOT LIMITED TO WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO THE BXM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CBOE OR S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

As Index Provider, Standard & Poor's only relationship is to the CBOE S&P 500 BuyWrite Index and S&P 500® High Quality Rankings Index (together, the "S&P Indexes"), which are determined, composed and calculated by Standard & Poor's without regard to the Fund. Standard & Poor's has no obligation to take the needs of the owners of Shares into consideration in determining, composing or calculating the CBOE S&P 500 BuyWrite Index and S&P 500® High Quality Rankings Index. Standard & Poor's is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of Shares.

THE POWERSHARES S&P 500 BUYWRITE PORTFOLIO AND POWERSHARES S&P 500 HIGH QUALITY PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND ITS AFFILIATES ("S&P"). S&P MAKES NO REPRESENTATION, CONDITION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF A FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE

ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN ANY FUND PARTICULARLY OR THE ABILITY OF THE S&P INDEXES TO TRACK THE PERFORMANCE OF CERTAIN FINANCIAL MARKETS AND/OR SECTIONS THEREOF AND/OR OF GROUPS OF ASSETS OR ASSET CLASSES. S&P'S ONLY RELATIONSHIP TO THE ADVISER IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES AND OF THE S&P INDEXES WHICH IS DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO THE ADVISER OR A FUND. S&P HAS NO OBLIGATION TO TAKE THE NEEDS OF THE ADVISER OR THE OWNERS OF A FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P INDEXES. S&P IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF A FUND OR THE TIMING OF THE ISSUANCE OR SALE OF A FUND OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH FUND SHARES ARE TO BE CONVERTED INTO CASH. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF A FUND.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, CONDITION OR REPRESENTATION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF A FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, REPRESENTATIONS OR CONDITIONS, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE AND ANY OTHER EXPRESS OR IMPLIED WARRANTY OR CONDITION WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

WilderShares makes no representation or warranty, express or implied, to the owners of Shares of PowerShares WilderHill Clean Energy Portfolio or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Index Provider, WilderShares' only relationship to the Adviser is WilderShares' licensing to the Adviser certain WilderShares trademarks, the Underlying Index and tradenames which are composed by WilderShares without regard to the Adviser, this product or any investor.

THERE IS NO RELATIONSHIP BETWEEN WILDERSHARES AND THE ADVISER OTHER THAN A LICENSE BY WILDERSHARES TO THE ADVISER OF CERTAIN WILDERSHARES TRADEMARKS AND TRADE NAMES, AND THE INDEX, FOR USE BY THE ADVISER. SUCH TRADEMARKS, TRADE NAMES AND INDEX HAVE BEEN CREATED AND DEVELOPED BY WILDERSHARES WITHOUT REGARD TO THE ADVISER, ITS BUSINESS, THIS PRODUCT AND/OR ANY PROSPECTIVE INVESTOR.

POWERSHARES WATER RESOURCES PORTFOLIO AND ITS SHARES ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY PALISADES WATER INDEX ASSOCIATES. PALISADES WATER INDEX ASSOCIATES MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF ANY DATA SUPPLIED BY PALISADES WATER INDEX ASSOCIATES TO TRACK GENERAL STOCK MARKET PERFORMANCE. PALISADES WATER INDEX ASSOCIATES' ONLY

RELATIONSHIP TO THE ADVISER IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF PALISADES WATER INDEX ASSOCIATES AND OF THE DATA SUPPLIED BY PALISADES WATER INDEX ASSOCIATES WHICH IS DETERMINED, COMPOSED AND CALCULATED BY PALISADES WATER INDEX ASSOCIATES WITHOUT REGARD TO THE FUND OR THE SHARES. PALISADES WATER INDEX ASSOCIATES HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUND OR THE SHAREHOLDERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE DATA SUPPLIED BY PALISADES WATER INDEX ASSOCIATES. PALISADES WATER INDEX ASSOCIATES IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES OF THE SHARES OF THE FUND OR THE TIMING OF THE ISSUANCE OR SALE OF SUCH SHARES. PALISADES WATER INDEX ASSOCIATES HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUND OR ITS SHARES.

PALISADES WATER INDEX ASSOCIATES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. PALISADES WATER INDEX ASSOCIATES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, ITS SHAREHOLDERS OR AFFILIATES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY PALISADES WATER INDEX ASSOCIATES OR ANY DATA INCLUDED THEREIN. PALISADES WATER INDEX ASSOCIATES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY PALISADES WATER INDEX ASSOCIATES OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING. IN NO EVENT SHALL PALISADES WATER INDEX ASSOCIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters is available at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Funds.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Household for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in housed holding and wish to change your householding status, please contract your broker-dealer.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Fund's SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Funds' investments also is available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the

Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report free of charge, or to make shareholder inquiries, please:

Call:  Invesco Distributors, Inc. at 1-800-983-0903
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust
c/o Invesco Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

Visit:  www.InvescoPowerShares.com

Information about the Funds (including the SAI Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds' Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust's registration number under the 1940 Act is 811-21265.

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PowerShares Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

P-PS-PRO-4

PowerShares Exchange-Traded
Fund Trust

PowerShares Dynamic Large Cap Growth Portfolio (NYSE Arca, Inc. – PWB)

PowerShares Dynamic Large Cap Value Portfolio (NYSE Arca, Inc. – PWV)

PowerShares Zacks Micro Cap Portfolio (NYSE Arca, Inc. – PZI)

August 31, 2011

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

3	Summary Information

3	PowerShares Dynamic Large Cap Growth Portfolio

8	PowerShares Dynamic Large Cap Value Portfolio

13	PowerShares Zacks Micro Cap Portfolio

18	Summary Information About Purchases, Sales and Taxes

18	Additional Information About the Funds' Strategies and Risks

25	Tax-Advantaged Structure of ETFs

25	Portfolio Holdings

25	Management of the Funds

27	How to Buy and Sell Shares

28	Frequent Purchases and Redemptions of Fund Shares

29	Dividends, Distributions and Taxes

30	Distributor

31	Net Asset Value

31	Fund Service Providers

32	Financial Highlights

36	Intellidex and Index Providers

36	Disclaimers

38	Premium/Discount Information

38	Other Information

2

PowerShares
Dynamic Large Cap Growth
Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Large Cap Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Large Cap Growth IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.64%
Fee Waivers and Expense Assumption(1)	0.01%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors

3

may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$204	$356	$797

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of large capitalization companies. NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") considers a company to be a large capitalization company if it falls within the Underlying Intellidex model, as described below. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of 50 large capitalization U.S. growth stocks that, strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca included principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $10 billion and $311 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Growth Investing Style Risk. The market values of "growth" securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors

4

may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Large Capitalization Company Risk. Companies with large market capitalizations may go in and out of favor based on market and economic conditions. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in stocks of smaller companies.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

5

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 6.74%.

Best Quarter	Worst Quarter
15.32% (3rd Quarter 2009)	(26.06)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

6

	One Year	Five Years	Since Inception (3/3/05)
Return Before Taxes	14.00%	0.97%	2.00%
Return After Taxes on Distributions	13.73%	0.80%	1.86%
Return After Taxes on Distributions and Sale of Fund Shares	9.09%	0.72%	1.62%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.87%
S&P Citigroup Large Cap Growth Index (reflects no deduction for fees, expenses or taxes)	15.05%	3.60%	3.79%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	4.54%
Dynamic Large Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	14.78%	1.65%	2.70%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 18 of the Prospectus.

7

PowerShares
Dynamic Large Cap Value
Portfolio

Summary Information

Investment Objective

The PowerShares Dynamic Large Cap Value Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Large Cap Value IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.61%
Fee Waivers and Expense Assumption(1)	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.61%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors

8

may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$62	$195	$340	$762

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of large capitalization companies. NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") considers a company to be a large capitalization company if it falls within the Underlying Intellidex model, as described below. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2011, the Underlying Intellidex was composed of 50 large capitalization U.S. value stocks that, strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca included principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary Intellidex methodology. As of June 30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $12 billion and $396 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Value Investing Style Risk. "Value" securities are subject to the risk that the valuations never improve or that the returns on "value" securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and, at times, may be lower or higher than that of other types of investments.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and

9

disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Large Capitalization Company Risk. Companies with large market capitalizations may go in and out of favor based on market and economic conditions. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in stocks of smaller companies.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

10

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 8.84%.

Best Quarter	Worst Quarter
14.96% (2nd Quarter 2009)	(14.17)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Since Inception (3/3/05)
Return Before Taxes	13.39%	5.10%	5.88%
Return After Taxes on Distributions	12.46%	4.31%	5.11%
Return After Taxes on Distributions and Sale of Fund Shares	8.67%	3.91%	4.61%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.87%
S&P Citigroup Large Cap Value Index (reflects no deduction for fees, expenses or taxes)	15.10%	0.87%	1.85%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	2.02%
Dynamic Large Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	14.24%	5.84%	6.62%

11

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 18 of the Prospectus.

12

PowerShares
Zacks Micro Cap
Portfolio

Summary Information

Investment Objective

The PowerShares Zacks Micro Cap Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Zacks Micro Cap IndexTM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.26%
Acquired Fund Fees and Expenses(1)	0.09%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers and Expense Assumption(2)	0.15%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(2)	0.70%

(1)  Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers and/or recapture to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year

13

and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$72	$256	$457	$1035

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in common stocks of micro capitalization companies. Zacks Investment Research ("Zacks" or "Index Provider") considers a company to be a micro capitalization company if it falls within the Underlying Index model, as described below. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. As of June 30, 2011, the Underlying Index was composed of approximately 400 U.S. stocks that, strictly in accordance with its existing guidelines and mandated procedures, Zack's includes from a universe of 7,000 domestic companies. For the purpose of constituent selection, the micro capitalization subset is defined relative to the entire investable universe of stocks, with the upper threshold equal to 0.15% of the capitalization of the largest capitalization domestic company at the time of selection (currently approximately $600 million) and a minimum capitalization of approximately 0.015% of the largest capitalization domestic company (currently approximately $60 million).

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Micro Capitalization Company Risk. Investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations than stocks with larger capitalization. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed

14

or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth. In addition, less public information may be available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, the Fund may take a long time before it realizes a gain, if any, on an investment in a micro capitalization company.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

15

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was (0.72)%.

Best Quarter	Worst Quarter
20.88% (2nd Quarter 2009)	(29.12)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

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	One Year	Five Years	Since Inception (8/18/05)
Return Before Taxes	23.03%	(3.88)%	(3.16)%
Return After Taxes on Distributions	22.72%	(4.14)%	(3.41)%
Return After Taxes on Distributions and Sale of Fund Shares	14.95%	(3.40)%	(2.80)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.70%
Russell Microcap® Index (reflects no deduction for fees, expenses or taxes)	11.74%	(1.66)%	(1.25)%
Dow Jones Micro Cap Index (reflects no deduction for fees, expenses or taxes)	26.43%	2.70%	3.13%
Zacks Micro Cap IndexTM (reflects no deduction for fees, expenses or taxes)	22.71%	(4.39)%	(3.36)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Associate Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 18 of the Prospectus.

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Summary Information About Purchases, Sales and Taxes

Purchase and Sale of Fund Shares

Each Fund issues and redeems Shares at NAV only with authorized participants ("APs") and only in large blocks of 50,000 Shares (each block of Shares is called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations") in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

Individual Shares of the Funds may be purchased and sold only in secondary market transactions through brokers. Shares of the Funds are listed for trading on NYSE Arca and because Shares will trade at market prices rather than NAV, Shares of each Fund may trade at a price greater than, at, or less than NAV.

Tax Information

Each Fund's distributions generally will be taxable as ordinary income or capital gains. A sale of Shares may result in capital gain or loss. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Additional Information About the Funds' Strategies and Risks

Principal Investment Strategies

Additional information about the construction of each Fund's respective Underlying Intellidex or Underlying Index is set forth below.

General Underlying Intellidex Information

For PowerShares Dynamic Large Cap Growth Portfolio and PowerShares Dynamic Large Cap Value Portfolio, the methodology of each Underlying Intellidex is intended to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts the companies based on their cumulative scores. The Intellidex Provider identifies component stocks for each Underlying Intellidex from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Dynamic Large Cap Growth IntellidexSM Index

The Underlying Intellidex for PowerShares Dynamic Large Cap Growth Portfolio is composed of 50 large capitalization U.S. growth stocks that, strictly in accordance

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with its existing guidelines and mandated procedures, the Index Provider includes principally on the basis of their capital appreciation potential. The Intellidex Provider ranks the 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange ("NYSE"), NYSE Amex and the NASDAQ Stock Market LLC ("NASDAQ") for investment potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider then divides the universe of companies into groups based on size, style and sub-size in the following manner:

a.  The Intellidex Provider segregates the universe of stocks into three size groups: Large Cap, Mid Cap and Small Cap. The Index Provider considers the 250 largest stocks Large Cap, it considers the next 750 Mid Cap and it considers the remaining 1,000 stocks Small Cap.

b.  The Intellidex Provider divides Large Cap stocks into Growth Stocks and Value Stocks. The Index Provider bases a stock's characterization as Growth or Value on a multi-factor methodology. The Intellidex Provider considers 100 of the stocks in the Large Cap universe to be Growth Stocks. The Intellidex Provider further divides the Large Cap Growth universe into two sub-groups based on market capitalization. The top quintile is one sub-group. The Intellidex Provider includes 15 of the top-ranked stocks in the sub-group, which collectively receive 50% of the weight. The bottom four quintiles are another sub-group. The Intellidex Provider includes 35 of the top-ranked stocks in this sub-group, which collectively receive 50% of the weight.

Dynamic Large Cap Value IntellidexSM Index

The Underlying Intellidex for PowerShares Dynamic Large Cap Value Portfolio is composed of 50 large capitalization U.S. value stocks that, strictly in accordance with its existing guidelines and mandated procedures, the Index Provider included principally on the basis of their capital appreciation potential. The Intellidex Provider ranks the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE Amex and the NASDAQ for investment potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider then divides the universe of companies into groups based on size, style and sub-size in the following manner:

a.  The Intellidex Provider segregates the universe of stocks into three size groups: Large Cap, Mid Cap and Small Cap. The Index Provider considers the 250 largest stocks to be Large Cap, it considers the next 750 Mid Cap and it considers the remaining 1,000 stocks Small Cap.

b.  The Intellidex Provider divides Large Cap stocks into Growth Stocks and Value Stocks. The Index Provider bases a stock's characterization as Growth or on a multi-factor methodology. The Intellidex Provider considers 100 of the stocks in the Large Cap universe to be Value Stocks. The Intellidex Provider further divides the Large Cap Value universe into two sub-groups based on market capitalization. The top quintile is one sub-group. The Intellidex Provider includes 15 of the top-ranked stocks in the sub-group, which collectively receive 50% of the weight. The bottom four quintiles are another sub-group. The Intellidex Provider includes 35 of the top-ranked stocks in this sub-group, which collectively receive 50% of the weight.

Zacks Micro Cap IndexTM

The Index Provider designs the selection methodology of the Underlying Index for PowerShares Zacks Micro Cap Portfolio to identify companies with potentially superior risk-return profiles as determined by Zacks. The objective of the Underlying Index is to actively represent a group of stocks that has the potential to outperform passive

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benchmark micro capitalization indices (such as the Russell and Dow Jones Micro Cap Indices) and other actively managed U.S. micro capitalization strategies. The Underlying Index constituent selection methodology developed by Zacks is designed to be an effective, quantitative approach to selecting stocks with the greatest potential for capital appreciation from the micro capitalization subset of the domestic equity universe. The Underlying Index constituent selection methodology utilizes a Zacks proprietary composite scoring system that measures companies on the basis of relative value and momentum. Zacks screens the Underlying Index constituents on a weekly basis for potential removal based on a proprietary quantitative ranking and reconstitutes and rebalances the Underlying Index on a quarterly basis. As companies must achieve a minimum threshold on all factors, the actual number of companies may vary on a weekly basis. The composition of the Fund's portfolio therefore will change to the extent necessary to replicate the Underlying Index.

Potential Underlying Index constituents include all domestic listed equities with a market capitalization between 0.015% and 0.15% of the largest capitalization domestic U.S. company at the time of selection (currently approximately $60 million to $600 million in market capitalization) exclusive of American depositary receipts and over-the-counter bulletin board and penny stocks. The actual number of constituents in the Underlying Index will vary over time, but typically will range between 300 and 500 stocks that achieve the threshold composite ranking based on a proprietary multi-factor quantitative analysis that ranks each security on the basis of relative value and momentum. Strictly in accordance with its existing guidelines and mandated procedures, Zacks ranks and sorts each company from highest to lowest by each factor subset, then combines the rankings to establish a composite profile. A security may be an Underlying Index constituent only if it achieves a minimum threshold ranking on each factor.

Each Fund uses an "indexing" investment approach to attempt to replicate, before fees and expenses, the performance of its respective Underlying Intellidex or Underlying Index. The Adviser seeks correlation over time of 0.95 or better between each Fund's performance and the performance of its Underlying Intellidex or Underlying Index; a figure of 1.00 would represent perfect correlation.

Each Fund generally invests in all of the securities comprising its Underlying Intellidex or Underlying Index in proportion to the weightings of the securities in the Underlying Intellidex or Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, a Fund may purchase a sample of securities in its Underlying Intellidex or Underlying Index as a whole. There also may be instances in which the Adviser may choose to (i) overweight a security in the applicable Underlying Intellidex or Underlying Index, (ii) purchase securities not contained in an Underlying Intellidex or Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Intellidex or Underlying Index, or (iii) utilize various combinations of other available investment techniques, in seeking to track an Underlying Intellidex or Underlying Index. Each Fund may sell securities that are included in the applicable Underlying Intellidex or Underlying Index in anticipation of their removal from the Underlying Intellidex or Underlying Index or purchase securities not included in the Underlying Intellidex or Underlying Index in anticipation of their addition to the Underlying Intellidex or Underlying Index.

Principal Risks of Investing in the Funds

The following provides additional information about certain of the principal risks identified under "Principal Risks of Investing in the Fund" in each Fund's "Summary Information" section.

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Growth Risk

PowerShares Dynamic Large Cap Growth Portfolio emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Micro Capitalization Company Risk

For PowerShares Zacks Micro Cap Portfolio, investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth. In addition, less public information may be available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, the Fund may take a long time before it realizes a gain, if any, on an investment in a micro capitalization company.

Large Capitalization Company Risk

Companies with large market capitalizations may go in and out of favor based on market and economic conditions. Although larger companies tend to be less volatile than companies with smaller market capitalizations, the returns on investments in securities of large capitalization U.S. companies for PowerShares Dynamic Large Cap Growth Portfolio and PowerShares Dynamic Large Cap Value Portfolio could trail the returns on investments in securities of smaller companies.

Value Risk

PowerShares Dynamic Large Cap Value Portfolio employs a "value" style of investing, which emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of securities tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and, at times, may be lower or higher than that of other types of investments.

Market Risk

Securities in each Underlying Index or Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Funds' Shares will decline, more or less, in correlation with any decline in value of the securities in its respective Underlying Index or Underlying Intellidex.

Market Trading Risk

The Funds face numerous market trading risks, including the potential lack of an active market for each Fund's Shares, losses from trading in secondary markets, and

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disruption in the creation/redemption process of the Funds. Any of these factors may lead to each Fund's Shares trading at a premium or discount to each Fund's NAV.

Equity Risk

Equity risk is the risk that the value of the securities each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities each Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in each Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk

A significant percentage of an Underlying Index may be composed of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if the Fund were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk

The return of each Fund may not match the return of its Underlying Intellidex or Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Intellidex or Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Intellidex or Underlying Index. In addition, the performance of each Fund and its Underlying Intellidex or Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Intellidex or Underlying Index resulting from legal restrictions, cost or liquidity constraints. The Funds may fair value certain of the securities they hold. To the extent each Fund calculates its NAV based on fair value prices, the Fund's ability to track its Underlying Intellidex or Underlying Index may be adversely affected. Since an Underlying Intellidex or Underlying Index is not subject to the tax diversification requirements to which the Funds must adhere, each Fund may be required to deviate its investments from the securities and relative weightings of its Underlying Intellidex or Underlying Index. The Funds may not invest in certain securities included in their respective Underlying Intellidex or Underlying Index due to liquidity constraints. Liquidity constraints also may delay the Funds' purchase or sale of securities included in their respective Underlying Intellidex or Underlying Index. For tax efficiency purposes, the Funds may sell certain securities to realize losses, causing them to deviate from their Underlying Intellidex or Underlying Index.

The investment activities of one or more of the Adviser's affiliates, including other subsidiaries of the Adviser's parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact a Fund's ability to track

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its Underlying Index. For example, in regulated industries, and in corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, a Fund or other client accounts to suffer disadvantages or business restrictions. As a result, a Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser's affiliates.

The Adviser may not fully invest a Fund at times, either as a result of cash flows into the Fund or reserves of cash the Fund holds to meet redemptions and expenses. If the Funds utilize futures or other derivative positions, their return may not correlate as well with the return of their respective Underlying Intellidex or Underlying Index as would be the case if they purchased all of the securities in their Underlying Intellidex or Underlying Index with the same weightings as the Underlying Intellidex or Underlying Index.

Index Risk

Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Underlying Index or Underlying Intellidex, as applicable. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the respective Underlying Index or Underlying Intellidex, even if that security generally is underperforming.

Non-Principal Investment Strategies

Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. The Funds may use options and futures contracts (and convertible securities and structured notes) to seek performance that corresponds to its respective Underlying Intellidex or Underlying Index and to manage cash flows. The Adviser anticipates that it may take approximately three business days (a business day is any day that the NYSE is open) for the Adviser to fully reflect the additions and deletions to each Fund's respective Underlying Intellidex or Underlying Index in the portfolio composition of that Fund.

Each of the investment policies described herein, including each Fund's investment objective, constitutes a non-fundamental policy that the Board of Trustees (the "Board") of PowerShares Exchange-Traded Fund Trust (the "Trust") may change at any time without shareholder approval. Each Fund's 80% investment policy requires 60 days' prior written notice to shareholders before the policy may be changed. The fundamental and non-fundamental policies of the Funds are set forth in the Trust's Statement of Additional Information ("SAI") under the section "Investment Strategies and Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

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Securities Lending

PowerShares Zacks Micro Cap Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, PowerShares Zacks Micro Cap Portfolio receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked to market on a daily basis.

Additional Risks of Investing in the Funds

The following provides additional risk information regarding investing in the Funds.

Risks of Futures and Options

Each Fund may enter into U.S. futures contracts, options and options on futures contracts to simulate full investment in its respective Underlying Intellidex or Underlying Index, to facilitate trading or to reduce transaction costs. The Funds will not use futures or options for speculative purposes.

Because futures contracts project price levels in the future, market circumstances may cause a discrepancy between the price of the stock index future and the movement in the Underlying Intellidex or Underlying Index. In the event of adverse price movements, each Fund would remain required to make daily cash payments to maintain its required margin. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) potentially is unlimited. However, each Fund intends to use futures and options contracts to limit its risk exposure to levels comparable to direct investment in securities.

Each Fund must segregate liquid assets or take other appropriate measures to "cover" open positions in futures contracts. For futures contracts that do not cash settle, each Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, each Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligations (i.e., the Fund's daily net liability) under the futures contract, if any, rather than their full notional value. For more information, see "Investment Policies and Risks – Futures and Options" in the SAI.

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the PowerShares Zacks Micro Cap Portfolio is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of cash collateral.

Shares May Trade at Prices Different than NAV

The NAV of the Funds' Shares generally will fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on NYSE Arca. The Adviser cannot predict whether the Shares will trade below, at, or above their NAV. Price differences may be due largely to the fact that

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supply and demand forces at work in the secondary trading market for Shares will be related, but not identical, to the same forces influencing the prices of the securities of each Fund's Underlying Intellidex or Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Issues

Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca's "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of each Fund will continue to be met or will remain unchanged.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Funds' Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis, and are created and redeemed principally in-kind. These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for each Fund or its ongoing shareholders.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' SAI, which is available at www.InvescoPowerShares.com.

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Adviser serves as the investment adviser of the Trust, PowerShares Exchange-Traded Fund

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Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of $20.7 billion as of July 31, 2011. The Trust currently is composed of 58 exchange-traded funds.

As the Funds' investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's extensive resources.

Portfolio Managers

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from Michael Jeanette and Brian Picken. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since August 2008. Prior to joining the Adviser, Mr. Jeanette was a trust advisor and GM of Chicago based Richard Lamb, LLC from 1998 to 2007. Prior to this he was a financial advisor with Smith Barney and First Bank Systems.

Brian Picken is an Associate Portfolio Manager of the Adviser. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since August 2010 and an Associate Portfolio Manager since August 2009. He was an ETF Portfolio Operations Specialist for the Adviser from August 2008 to August 2009 and prior to that was a Research Analyst for the Adviser from August 2007 to August 2008. He received a Bachelor of Arts from Wheaton College.

The Funds' SAI provides additional information about the Portfolio Managers' compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers' ownership of Shares.

The Adviser receives fees from each Fund equal to 0.50% of the Fund's average daily net assets. The Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other

26

trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2012. The offering costs excluded from the 0.60% Expense Cap for each Fund are: (a) initial legal fees pertaining to each Fund's Shares offered for sale; (b) initial SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses that the Adviser bears are subject to recapture by the Adviser for up to three years from the date that the Adviser bore the fee or expense, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Intellidex or Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members and officers who are not "interested persons" of the Trust or the Adviser, expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for those members of the Board who are not "interested persons" of the Trust and extraordinary expenses.

A discussion regarding the basis for the Board's approval of the Trust's Investment Advisory Agreement on behalf of each Fund is available in the Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2011.

How to Buy and Sell Shares

Each Fund issues or redeems its Shares at NAV per Share only in Creation Units.

Most investors buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots" at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade on NYSE Arca under the following symbols:

Fund	Symbol
PowerShares Dynamic Large Cap Growth Portfolio	PWB

PowerShares Dynamic Large Cap Value Portfolio	PWV

PowerShares Zacks Micro Cap Portfolio	PZI

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from each Fund, and APs may tender their Shares for redemption directly to each Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

Each Fund may liquidate and terminate at any time without shareholder approval.

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Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on NYSE Arca may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of each Fund.

The approximate value of Shares of each Fund, an amount representing on a per share basis the sum of the current market price of the securities ("Deposit Securities") accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Funds may be purchased and redeemed directly from the Funds only in Creation Units by APs. The vast majority of trading in Shares of the Funds occurs on the secondary market and does not involve the Funds directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares of the Funds. Cash purchases and/or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV. To minimize these potential consequences of frequent purchases and

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redemptions of Shares, each Fund employs fair valuation pricing, and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Funds reserve the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Funds, or otherwise not in the best interests of the Funds. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares of the Funds.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by each Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on NYSE Arca, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Funds. Dividends paid out of each Fund's income and net short-term gains, if any, generally are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. In addition, for those taxable years, some ordinary dividends declared and paid by each Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2013, and all dividends will be taxed at ordinary income rates.

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Distributions in excess of each Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Funds' NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Each Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the section "Taxes" in the SAI.

Distributor

Invesco Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

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Net Asset Value

The Bank of New York Mellon ("BNYM") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange are generally valued at the last sales price or official closing price that day as of the close of the exchange where the security is primarily traded. Money market securities maturing in 60 days or less will be valued at amortized cost. If a security's market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the security's fair value in accordance with the Trust's valuation policies and procedures approved by the Board.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when each Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund's NAV and the prices used by the Fund's Underlying Index or Underlying Intellidex, as applicable. This may adversely affect each Fund's ability to track its respective Underlying Index or Underlying Intellidex.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.

K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, serves as legal counsel to the Trust.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers, LLP is responsible for auditing the annual financial statements of the Funds.

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Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report for the fiscal year ended April 30, 2011, which is available upon request.

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PowerShares Dynamic Large Cap Growth Portfolio

	Year Ended April 30,
	2011		2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$14.91		$11.03		$17.33	$17.46	$16.35
Net investment income*	0.11		0.06		0.08	0.07	0.02
Net realized and unrealized gain (loss) on investments	2.72		3.91		(6.30)	(0.16)	1.11
TOTAL FROM INVESTMENT OPERATIONS	2.83		3.97		(6.22)	(0.09)	1.13
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.11)		(0.09)		(0.08)	(0.04)	(0.02)
Return of capital	—		—		—	—	0.00 (a)
TOTAL DISTRIBUTIONS	(0.11)		(0.09)		(0.08)	(0.04)	(0.02)
NET ASSET VALUE AT END OF YEAR	$17.63		$14.91		$11.03	$17.33	$17.46
SHARE PRICE AT END OF YEAR**	$17.63		$14.91		$11.03
NET ASSET VALUE, TOTAL RETURN***	19.08%		36.15%		(35.93)%	(0.56)%	6.92%
SHARE PRICE TOTAL RETURN***	19.08%		36.15%		(35.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$196,574		$230,334		$281,172	$665,609	$277,598
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%		0.61%		0.61%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.64%		0.61%		0.60%	0.60%	0.68%
Net investment income, after (Waivers) and/or Recapture	0.73%		0.45%		0.60%	0.37%	0.13%
Portfolio turnover rate†	45%		67%		88%	46%	57%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$(0.00	)(a)	$(0.02)	$0.02	$0.00 (a)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

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PowerShares Dynamic Large Cap Value Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$18.05	$13.54	$19.27	$20.72	$17.41
Net investment income*	0.40	0.39	0.41	0.43	0.39
Net realized and unrealized gain (loss) on investments	2.33	4.52	(5.81)	(1.40)	3.21
TOTAL FROM INVESTMENT OPERATIONS	2.73	4.91	(5.40)	(0.97)	3.60
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.43)	(0.40)	(0.33)	(0.48)	(0.29)
NET ASSET VALUE AT END OF YEAR	$20.35	$18.05	$13.54	$19.27	$20.72
SHARE PRICE AT END OF YEAR**	$20.36	$18.05	$13.55
NET ASSET VALUE, TOTAL RETURN***	15.50%	36.69%	(28.30)%	(4.78)%	20.85%
SHARE PRICE TOTAL RETURN***	15.49%	36.67%	(28.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$422,319	$349,265	$262,699	$252,489	$292,130
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.61%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.61%	0.60%	0.61%	0.59%	0.67%
Net investment income, after (Waivers) and/or Recapture	2.22%	2.46%	2.71%	2.14%	2.00%
Portfolio turnover rate†	40%	47%	77%	22%	16%
Undistributed net investment income included in price of units issued and redeemed*#	$0.00 (a)	$0.01	$0.02	$0.00 (a)	$0.03

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

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PowerShares Zacks Micro Cap Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$11.69	$8.10	$13.63	$18.32	$17.47
Net investment income*	0.04	0.04	0.12	0.16	0.06
Net realized and unrealized gain (loss) on investments	0.88	3.62	(5.48)	(4.73)	0.81
TOTAL FROM INVESTMENT OPERATIONS	0.92	3.66	(5.36)	(4.57)	0.87
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.08)	(0.07)	(0.17)	(0.12)	(0.02)
NET ASSET VALUE AT END OF YEAR	$12.53	$11.69	$8.10	$13.63	$18.32
SHARE PRICE AT END OF YEAR**	$12.52	$11.68	$8.10
NET ASSET VALUE, TOTAL RETURN***	7.97%	45.49%	(39.70)%	(25.07)%	4.99%
SHARE PRICE TOTAL RETURN***	7.97%	45.37%	(39.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$98,964	$53,758	$46,960	$94,068	$192,310
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapturer	0.70%	0.70%	0.70%	0.70%	0.71%
Expenses, prior to (Waivers) and/or Recapturer	0.85%	0.93%	0.86%	0.71%	0.78%
Net investment income, after (Waivers) and/or Recapture	0.39%	0.38%	1.11%	0.99%	0.36%
Portfolio turnover rate†	61%	78%	51%	54%	72%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.03)	$0.01	$0.00 (a)	$(0.03)	$0.01

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the expense ratio shown. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated investment companies expenses that you bear indirectly is included in your Fund's total return.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

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Intellidex and Index Providers

NYSE Arca is the Intellidex Provider for PowerShares Dynamic Large Cap Growth Portfolio and PowerShares Dynamic Large Cap Value Portfolio. The Intellidex Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Intellidex Provider to use the Intellidexes. The Funds are entitled to use their respective Underlying Intellidex pursuant to a sub-licensing arrangement with the Adviser.

NYSE Arca develops, calculates and maintains its own proprietary indices and serves as the calculation agent for third-party indices. NYSE Arca publishes index values to market data vendors through the facilities of the Consolidated Tape Association's Network B. The more than 200 index values that NYSE Arca currently calculates are used as benchmarks, or to support the trading of exchange-traded funds, index options and other structured products listed on NYSE Arca. NYSE Arca announces index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) as early as practicable prior to the effectiveness of the change or scheduled event. Such announcements currently are available on the Indexes Daily List at www.nyxdata.com.

Zacks is the Index Provider for PowerShares Zacks Micro Cap Portfolio. Zacks is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Zacks to use the Underlying Index. PowerShares Zacks Micro Cap Portfolio is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

Set forth below is a list of each Fund and the Underlying Intellidex or Underlying Index upon which it is based:

Fund	Underlying Intellidex or Underlying Index
PowerShares Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index

PowerShares Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index

PowerShares Zacks Micro Cap Portfolio	Zacks Micro Cap IndexTM

Disclaimers

The Dynamic Large Cap Growth IntellidexSM Index and Dynamic Large Cap Value IntellidexSM Index are trademarks of NYSE Arca and have been licensed for use for certain purposes by the Adviser.

The Funds are not sponsored or endorsed by NYSE Arca and NYSE Arca makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in the Shares particularly or the ability of the product to trade the performance of any sector of the stock market. NYSE Arca's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and indexes, which are determined, composed and calculated by NYSE Arca without regard to the Funds. NYSE Arca has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the Underlying Intellidexes. NYSE Arca is not responsible for and has not participated in any determination or calculation

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made with respect to issuance or redemption of Shares of the Funds. In addition, NYSE Arca acts as the exchange on which the Shares are traded. The Underlying Intellidexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. NYSE Arca has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Intellidexes. NYSE Arca is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. NYSE Arca has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares.

NYSE ARCA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. NYSE ARCA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. NYSE ARCA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NYSE ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The only relationship that Zacks has with the Adviser or Distributor of PowerShares Zacks Micro Cap Portfolio in connection with the Fund is that Zacks has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. Zacks has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. Zacks is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. Zacks does not have any obligation or liability in connection with the administration, marketing or trading of the Fund.

ZACKS SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEX. ZACKS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. ZACKS DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ZACKS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEX, EVEN IF ZACKS IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index and/or Underlying Intellidexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the

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Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Index and/or Underlying Intellidexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index and/or Underlying Intellidexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index and/or Underlying Intellidexes even if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters is available at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Funds.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

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Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Funds' investments also is available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report free of charge, or to make shareholder inquiries, please:

Call:  Invesco Distributors, Inc. at 1-800-983-0903
Monday through Friday
8:00 to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust
c/o Invesco Distributors, Inc.
11 Greenway Plaza Suite 100
Houston, Texas 77046-1173

Visit:  www.InvescoPowerShares.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the

39

following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds' Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust's registration number under the 1940 Act is 811-21265.

40

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PowerShares Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

P-PS-PRO-5

PowerShares Exchange-Traded
Fund Trust

PowerShares Fundamental Pure Large Growth Portfolio
(NYSE Arca, Inc. – PXLG)

PowerShares Fundamental Pure Large Core Portfolio

(formerly PowerShares Dynamic Large Cap Portfolio)

(NYSE Arca, Inc. – PXLC)

PowerShares Fundamental Pure Large Value Portfolio
(NYSE Arca, Inc. – PXLV)

PowerShares Fundamental Pure Mid Growth Portfolio
(formerly PowerShares Dynamic Mid Cap Growth Portfolio)

(NYSE Arca, Inc. – PXMG)

PowerShares Fundamental Pure Mid Core Portfolio
(formerly PowerShares Dynamic Mid Cap Portfolio)

(NYSE Arca, Inc. – PXMC)

PowerShares Fundamental Pure Mid Value Portfolio
(formerly PowerShares Dynamic Mid Cap Value Portfolio)

(NYSE Arca, Inc. – PXMV)

PowerShares Fundamental Pure Small Growth Portfolio
(formerly PowerShares Dynamic Small Cap Growth Portfolio)

(NYSE Arca, Inc. – PXSG)

PowerShares Fundamental Pure Small Core Portfolio
(formerly PowerShares Dynamic Small Cap Portfolio)

(NYSE Arca, Inc. – PXSC)

PowerShares Fundamental Pure Small Value Portfolio
(formerly PowerShares Dynamic Small Cap Value Portfolio)

(NYSE Arca, Inc. – PXSV)

August 31, 2011

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

3	Summary Information

3	PowerShares Fundamental Pure Large Growth Portfolio

8	PowerShares Fundamental Pure Large Core Portfolio

14	PowerShares Fundamental Pure Large Value Portfolio

19	PowerShares Fundamental Pure Mid Growth Portfolio

25	PowerShares Fundamental Pure Mid Core Portfolio

31	PowerShares Fundamental Pure Mid Value Portfolio

37	PowerShares Fundamental Pure Small Growth Portfolio

43	PowerShares Fundamental Pure Small Core Portfolio

49	PowerShares Fundamental Pure Small Value Portfolio

55	Summary Information About Purchases, Sales and Taxes

55	Additional Information About the Funds' Strategies and Risks

67	Tax-Advantaged Structure of ETFs

67	Portfolio Holdings

67	Management of the Funds

69	How to Buy and Sell Shares

70	Frequent Purchases and Redemptions of Shares

71	Dividends, Distributions and Taxes

73	Distributor

73	Net Asset Value

74	Fund Service Providers

74	Financial Highlights

82	Index Provider

82	Disclaimers

83	Premium/Discount Information

83	Other Information

2

PowerShares
Fundamental Pure Large Growth Portfolio

Summary Information

Investment Objective

The PowerShares Fundamental Pure Large Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Large Growth Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.29%
Other Expenses(1)	0.16%
Total Annual Fund Operating Expenses	0.45%
Fee Waivers and Expense Assumption(2)	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(2)	0.39%

(1)  "Other Expenses" are based on estimated amounts for the current fiscal year.

(2)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

3

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$40	$138

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the most recent fiscal year end, the Fund had not commenced operations and therefore no portfolio turnover data is available.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "large growth" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RAFI Affiliates" or the "Index Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. The Index Provider calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider divides the "large" size group further into "growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "large" and "growth." The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally large" companies. The Fund considers "fundamentally large" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "growth." Although "growth" funds also could include some stocks that, based on their classification, would be considered "core" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "growth" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

4

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of "fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies or other large companies based on market capitalization.

Growth Risk. The market values of "growth" securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly

5

diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The Fund commenced operations on May 25, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has a full calendar year of performance, the Fund will present total return information, which also is accessible on the Fund's website at www.InvescoPowerShares.com and provides some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

6

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser Vice President of the Trust	Since inception

Joshua Betts	Vice President and Portfolio Manager of the Adviser	Since inception

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	Since inception

Brian Picken	Portfolio Manager of the Adviser	Since inception

For important information about the purchase and sale of Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 55 of the Prospectus.

7

PowerShares
Fundamental Pure Large Core Portfolio

Summary Information

Investment Objective

The PowerShares Fundamental Pure Large Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Large Core Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.29%
Other Expenses	0.70%
Total Annual Fund Operating Expenses	0.99%
Fee Waivers and Expense Assumption(1)	0.34%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.65%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

8

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$66	$281	$514	$1182

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "large core" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RAFI Affiliates" or the "Index Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider further divides the "large" size group into "growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "large" and "core." The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally large" companies. The Fund considers "fundamentally large" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "core." Although "core" funds also could include some stocks that, based on their classification, would be considered "growth" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "core" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

9

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Core Risk. The returns on "core" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of "fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies or other large companies based on market capitalization.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such

10

industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

11

The Fund's year-to-date total return for the six months ended June 30, 2011 was 5.31%.

Best Quarter	Worst Quarter
12.44% (2nd Quarter 2009)	(18.98)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Since Inception (12/1/06)
Return Before Taxes	13.99%	0.44%
Return After Taxes on Distributions	13.36%	(0.02)%
Return After Taxes on Distributions and Sale of Fund Shares	9.07%	0.10%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.66%	0.89%
Russell Top 200® Index (reflects no deduction for fees, expenses or taxes)	13.64%	0.39%
Dynamic Large Cap IntellidexSM Index(1) (reflects no deduction for fees, expenses or taxes)	13.58%	2.19%
RAFI® Fundamental Large Core Index(1) (reflects no deduction for fees, expenses or taxes)	N/A	N/A

(1)  Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Large Cap IntellidexSM Index." "1 Year" and "Since Inception" performance for the RAFI® Fundamental Large Core Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

12

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser Vice President of the Trust	June 2007

Joshua Betts	Vice President and Portfolio Manager of the Adviser	June 2011

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 55 of the Prospectus.

13

PowerShares
Fundamental Pure Large Value Portfolio

Summary Information

Investment Objective

The PowerShares Fundamental Pure Large Value Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Large Value Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.29%
Other Expenses(1)	0.16%
Total Annual Fund Operating Expenses	0.45%
Fee Waivers and Expense Assumption(2)	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(2)	0.39%

(1)  "Other Expenses" are based on estimated amounts for the current fiscal year.

(2)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

14

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$40	$138

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the most recent fiscal year end, the Fund had not commenced operations and therefore no portfolio turnover data is available.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that compose the Underlying Index. The Underlying Index is comprised of common stocks of "large value" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RAFI Affiliates" or the "Index Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. The Index Provider calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider ranks each common stock by its fundamental weight and, based on this ranking, divides common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider divides the "large" size group further into "growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "large" and "value." The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally large" companies. The Fund considers "fundamentally large" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "value." Although "value" funds also could include some stocks that, based on their classification, would be considered "growth" or "core," the Underlying Index contains only those stocks that the Index Provider classifies as pure "value" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

15

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of "fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies or other large companies based on market capitalization.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Value Risk. "Value" securities are subject to the risk that the valuations never improve or that the returns on "value" securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly

16

diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The Fund commenced operations on May 25, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has a full calendar year of performance, the Fund will present total return information, which also is accessible on the Fund's website at www.InvescoPowerShares.com and provides some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

17

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser Vice President of the Trust	Since inception

Joshua Betts	Vice President and Portfolio Manager of the Adviser	Since inception

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	Since inception

Brian Picken	Portfolio Manager of the Adviser	Since inception

For important information about the purchase and sale of Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 55 of the Prospectus.

18

PowerShares
Fundamental Pure Mid Growth Portfolio

Summary Information

Investment Objective

The PowerShares Fundamental Pure Mid Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Mid Growth Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.29%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	0.69%
Fee Waivers and Expense Assumption(1)	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

19

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$215	$378	$853

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "mid growth" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RAFI Affiliates" or the "Index Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider further divides the "mid" size group into "growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "mid" and "growth." The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally mid" companies. The Fund considers "fundamentally mid" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "growth." Although "growth" funds also could include some stocks that, based on their classification, would be considered "core" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "growth" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

20

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

"Fundamentally Mid" Company Risk. Investing in common stocks of "fundamentally mid" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid" companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Growth Risk. The market values of "growth" securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

21

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

22

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 5.72%.

Best Quarter	Worst Quarter
17.26% (4th Quarter 2010)	(24.14)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception (3/3/05)
Return Before Taxes	29.56%	4.58%	6.68%
Return After Taxes on Distributions	29.44%	4.51%	6.61%
Return After Taxes on Distributions and Sale of Fund Shares	19.22%	3.90%	5.76%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.66%	2.63%	3.73%
S&P Citigroup Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)	31.05%	7.38%	9.13%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	26.60%	4.93%	7.33%
Dynamic Mid Cap Growth IntellidexSM Index(1) (reflects no deduction for fees, expenses or taxes)	27.11%	5.21%	8.31%
RAFI® Fundamental Mid Growth Index(1) (reflects no deduction for fees, expenses or taxes)	N/A	N/A	N/A

(1)  Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Mid Cap Growth IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Mid Growth Index is not available because the Index did not commence calculation and publication until April 15, 2011.

23

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser Vice President of the Trust	June 2007

Joshua Betts	Vice President and Portfolio Manager of the Adviser	June 2011

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 55 of the Prospectus.

24

PowerShares
Fundamental Pure Mid Core Portfolio

Summary Information

Investment Objective

The PowerShares Fundamental Pure Mid Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Mid Core Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.29%
Other Expenses	0.91%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers and Expense Assumption(1)	0.55%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.65%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

25

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$66	$326	$607	$1406

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "mid core" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RAFI Affiliates" or the "Index Provider") classifies based on the its Fundamental Index® methodology. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider further divides the "mid" size group into "growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "mid" and "core." The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally mid" companies. The Fund considers "fundamentally mid" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "core." Although "core" funds also could include some stocks that, based on their classification, would be considered "growth" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "core" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

26

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Core Risk. The returns on "core" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

"Fundamentally Mid" Company Risk. Investing in common stocks of "fundamentally mid" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid" companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

27

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.
Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit insurance Corporation or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

28

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 7.60%.

Best Quarter	Worst Quarter
16.57% (3rd Quarter 2009)	(23.24)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Since Inception (12/1/06)
Return Before Taxes	20.88%	0.18%
Return After Taxes on Distributions	20.51%	(0.08)%
Return After Taxes on Distributions and Sale of Fund Shares	13.56%	0.00%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.66%	0.89%
S&P Mid Cap 400® Index (reflects no deduction for fees, expenses or taxes)	26.95%	6.31%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	24.27%	3.74%
Dynamic Mid Cap IntellidexSM Index(1) (reflects no deduction for fees, expenses or taxes)	20.70%	2.41%
RAFI® Fundamental Mid Core Index(1) (reflects no deduction for fees, expenses or taxes)	N/A	N/A

(1)  Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Mid Cap IntellidexSM Index." "1 Year" and "Since Inception" performance for the RAFI® Fundamental Mid Core Index is not available because the Index did not commence calculation and publication until April 15, 2011.

29

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser Vice President of the Trust	June 2007

Joshua Betts	Vice President and Portfolio Manager of the Trust	June 2011

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 55 of the Prospectus.

30

PowerShares
Fundamental Pure Mid Value Portfolio

Summary Information

Investment Objective

The PowerShares Fundamental Pure Mid Value Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Mid Value Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.29%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers and Expense Assumption(1)	0.28%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

31

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$262	$476	$1094

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "mid value" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RAFI Affiliates" or the "Index Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider further divides the "mid" size group into "growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "mid" and "value." The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally mid" companies. The Fund considers "fundamentally mid" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "value." Although "value" funds also could include some stocks that, based on their classification, would be considered "growth" or "core," the Underlying Index contains only those stocks that the Index Provider classifies as pure "value" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

32

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

"Fundamentally Mid" Company Risk. Investing in common stocks of "fundamentally mid" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid" companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Value Risk. "Value" securities are subject to the risk that the valuations never improve or that the returns on "value" securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

33

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

34

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 7.96%.

Best Quarter	Worst Quarter
18.56% (2nd Quarter 2009)	(21.46)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception (3/3/05)
Return Before Taxes	14.35%	0.66%	2.32%
Return After Taxes on Distributions	13.96%	0.12%	1.76%
Return After Taxes on Distributions and Sale of Fund Shares	9.32%	0.24%	1.66%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.66%	2.63%	3.73%
Russell MidCap Value® Index (reflects no deduction for fees, expenses or taxes)	22.26%	4.04%	6.44%
S&P Citigroup Mid Cap Value Index (reflects no deduction for fees, expenses or taxes)	22.93%	4.67%	7.16%
Dynamic Mid Cap Value IntellidexSM Index(1) (reflects no deduction for fees, expenses or taxes)	14.23%	1.90%	4.06%
RAFI® Fundamental Mid Value Index(1) (reflects no deduction for fees, expenses or taxes)	N/A	N/A	N/A

(1)  Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Mid Cap Value IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Mid Value Index is not available because the Index did not commence calculation and publication until April 15, 2011.

35

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser Vice President of the Trust	June 2007

Joshua Betts	Vice President and Portfolio Manager of the Adviser	June 2011

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 55 of the Prospectus.

36

PowerShares
Fundamental Pure Small Growth Portfolio

Summary Information

Investment Objective

The PowerShares Fundamental Pure Small Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Small Growth Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.29%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers and Expense Assumption(1)	0.30%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

37

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$266	$485	$1116

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small growth" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RAFI Affiliates" or the "Index Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider further divides the "small" size group into "growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "small" and "growth." The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally small" companies. The Fund considers "fundamentally small" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "growth." Although "growth" funds also could include some stocks that, based on their classification, would be considered "core" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "growth" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

38

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they focus are still evolving and. As a result, they may be more sensitive to changing market conditions.

Growth Risk. The market values of "growth" securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

39

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

40

The Fund's year-to-date total return for the six months ended June 30, 2011 was 11.91%.

Best Quarter	Worst Quarter
18.01% (4th Quarter 2010)	(23.82)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

	1 Year	5 Years	Since Inception (3/3/05)
Return Before Taxes	27.13%	(0.62)%	1.24%
Return After Taxes on Distributions	27.13%	(0.67)%	1.20%
Return After Taxes on Distributions and Sale of Fund Shares	17.63%	(0.56)%	1.03%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.66%	2.63%	3.73%
S&P Citigroup Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	30.19%	4.74%	7.00%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	31.04%	4.34%	7.14%
Dynamic Small Cap Growth IntellidexSM Index(1) (reflects no deduction for fees, expenses or taxes)	36.56%	1.02%	4.20%
RAFI® Fundamental Small Growth Index(1) (reflects no deduction for fees, expenses or taxes)	N/A	N/A	N/A

(1)  Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap Growth IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Small Growth Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

41

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser Vice President of the Trust	June 2007

Joshua Betts	Vice President and Portfolio Manager of the Adviser	June 2011

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 55 of the Prospectus.

42

PowerShares
Fundamental Pure Small Core Portfolio

Summary Information

Investment Objective

The PowerShares Fundamental Pure Small Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Small Core Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.29%
Other Expenses	1.12%
Total Annual Fund Operating Expenses	1.41%
Fee Waivers and Expense Assumption(1)	0.76%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.65%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

43

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$66	$371	$699	$1625

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small core" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RAFI Affiliates" or the "Index Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stock into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider further divides the "small" size group into "growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "small" and "core." The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally small" companies. The Fund considers "fundamentally small" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "core." Although "core" funds also could include some stocks that, based on their classification, would be considered "growth" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "core" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

44

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Core Risk. The returns on "core" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

45

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

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Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 8.06%.

Best Quarter	Worst Quarter
17.31% (2nd Quarter 2009)	(27.15)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

	1 Year	Since Inception (12/1/06)
Return Before Taxes	21.81%	(2.29)%
Return After Taxes on Distributions	21.65%	(2.52)%
Return After Taxes on Distributions and Sale of Fund Shares	14.18%	(2.07)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.66%	0.89%
S&P Small Cap 600® Index (reflects no deduction for fees, expenses or taxes)	25.27%	3.77%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	25.79%	3.04%
Dynamic Small Cap IntellidexSM Index(1) (reflects no deduction for fees, expenses or taxes)	23.33%	0.85%
RAFI® Fundamental Small Core Index(1) (reflects no deduction for fees, expenses or taxes)	N/A	N/A

(1)  Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap IntellidexSM Index." "1 Year" and

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"Since Inception" performance for the RAFI® Fundamental Small Core Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser Vice President of the Trust	June 2007

Joshua Betts	Vice President and Portfolio Manager of the Adviser	June 2011

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 55 of the Prospectus.

48

PowerShares
Fundamental Pure Small Value Portfolio

Summary Information

Investment Objective

The PowerShares Fundamental Pure Small Value Portfolio (the "Fund) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Small Value Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.29%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.80%
Fee Waivers and Expense Assumption(1)	0.17%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(1)	0.63%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although

49

your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$238	$427	$974

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small value" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RAFI Affiliates" or the "Index Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight is calculated for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider further divides the "small" size group into "growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "small" and "value." The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally small" companies. The Fund considers "fundamentally small" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "value." Although "value" funds also could include some stocks that, based on their classification, would be considered "growth" or "core," the Underlying Index contains only those stocks that the Index Provider classifies as pure "value" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

50

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they focus are still evolving and, as a result, may be more sensitive to changing market conditions.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Value Risk. "Value" securities are subject to the risk that the valuations never improve or that the returns on "value" securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

51

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

52

Annual Total Returns—Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was 9.13%.

Best Quarter	Worst Quarter
17.34% (2nd Quarter 2009)	(26.75)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception (3/3/05)
Return Before Taxes	18.78%	0.88%	1.36%
Return After Taxes on Distributions	18.28%	0.38%	0.89%
Return After Taxes on Distributions and Sale of Fund Shares	12.20%	0.47%	0.89%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.66%	2.63%	3.73%
S&P Citigroup Small Cap Value Index (reflects no deduction for fees, expenses or taxes)	20.63%	2.57%	5.49%
Russell 2000® Value Index(1) (reflects no deduction for fees, expenses or taxes)	20.63%	2.23%	5.10%
RAFI® Fundamental Small Value Index(1) (reflects no deduction for fees, expenses or taxes)	N/A	N/A	N/A

(1)  Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap Value IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Small Value Index is not available because the Index did not commence calculation and publication until April 15, 2011.

53

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser Vice President of the Trust	June 2007

Joshua Betts	Vice President and Portfolio Manager of the Adviser	June 2011

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Portfolio Manager of the Adviser	August 2010

For important information about the purchase and sale of Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 55 of the Prospectus.

54

Summary Information About Purchases, Sales and Taxes

Purchase and Sale of Fund Shares

Each Fund issues and redeems Shares at NAV only with authorized participants ("APs") and only in large blocks of 50,000 Shares (each block of Shares is called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations") in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

Individual Shares of each Fund may be purchased and sold only in secondary market transactions through brokers. Shares of the Funds are listed for trading on NYSE Arca (the "Exchange") and because the Shares will trade at market prices rather than NAV, Shares of each Fund may trade at a price greater than, at or less than NAV.

Tax Information

Each Fund's distributions generally will be taxable as ordinary income or capital gains. A sale of Shares may result in capital gain or loss. Currently, any capital gain or loss realized upon a sale of Shares is treated generally as a long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Additional Information About the Funds' Strategies and Risks

Principal Investment Strategies

Information about the construction of each Fund's Underlying Index is set forth below.

RAFI® Fundamental Large Growth Index

The RAFI® Fundamental Large Growth Index is comprised of common stocks classified by the Index Provider as "large growth."

Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider constructs the RAFI® Fundamental Large Growth Index from the 2,500 largest U.S. companies, which it identifies based on the following four fundamental measures of company size: latest available book value, cash flow averaged over the prior five years, sales averaged over the prior five years and total dividend distributions averaged over the prior five years. It calculates a composite fundamental weight for each common stock by equally weighting the four fundamental measures. For companies that have never paid dividends, the Index Provider will exclude that measure from the average. The Index Provider then

55

classifies each common stock as "large," "mid" or "small" and "growth," "core" or "value" in the following manner:

(1) The Index Provider segregates common stocks into three size groups: "large," "mid" and "small." The Index Provider divides common stocks among these groups based on their fundamental weight. The top 70% of common stocks measured by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider excludes common stocks that have a substantially different fundamental weight relative to their market capitalization (i.e., company share price multiplied by number of shares outstanding).

(2) Once the Index Provider classifies the common stocks into the three size groups, it classifies common stocks as "growth," "core" or "value." The Index Provider uses a methodology based on fundamental measures of growth and value to give each common stock a style score. Based on this style score, it classifies common stocks as "growth," "core" or "value."

(3) The common stocks that the Index Provider classifies as "large" and "growth" are included in the RAFI® Fundamental Large Growth Index. The Index Provider weights common stocks included in the index by their composite fundamental weight.

The Index Provider reconstitutes and rebalances the RAFI® Fundamental Large Growth Index annually on the third Friday of March.

RAFI® Fundamental Large Core Index

The RAFI® Fundamental Large Core Index is comprised of common stocks that RAFI Affiliates classifies as "large core."

Strictly in accordance with its existing guidelines and mandated procedures, RAFI Affiliates constructs the RAFI® Fundamental Large Core Index from the 2,500 largest U.S. companies it identifies based on the following four fundamental measures of company size: latest available book value, cash flow averaged over the prior five years, sales averaged over the prior five years and total dividend distributions averaged over the prior five years. RAFI Affiliates calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. For companies that have never paid dividends, RAFI Affiliates will exclude that measure from the average. RAFI Affiliates then classifies each common stock as "large," "mid" or "small" and "growth," "core" or "value" in the following manner:

(1) RAFI Affiliates segregates common stocks into three size groups: "large," "mid" and "small." It divides common stocks among these groups based on their fundamental weight. The top 70% of common stocks measured by fundamental weight compose the "large" size group, the next 20% compose the "mid" size group, and the final 10% compose the "small" size group. RAFI Affiliates excludes common stocks that have a substantially different fundamental weight relative to their market capitalization (i.e., company share price multiplied by number of shares outstanding).

(2) Once RAFI Affiliates classifies stocks into the three size groups, it classifies the common stocks as "growth," "core" or "value." RAFI Affiliates uses a methodology using fundamental measures of growth and value to give each common stock a style score. RAFI Affiliates classifies the common stock as "growth," core" or "value" based on this style score.

(3) RAFI Affiliates identifies the common stocks that it classified as "large" and "core" for inclusion in the RAFI® Fundamental Large Core Index. RAFI Affiliates

56

weights common stocks included in the index by their composite fundamental weight.

RAFI Affiliates reconstitutes and rebalances the RAFI® Fundamental Large Core Index annually on the third Friday of March.

RAFI® Fundamental Large Value Index

The RAFI® Fundamental Large Value Index is comprised of common stocks classified by the Index Provider as "large value."

Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider constructs the RAFI® Fundamental Large Value Index from the 2,500 largest U.S. companies, which it identifies based on the following four fundamental measures of company size: latest available book value, cash flow averaged over the prior five years, sales averaged over the prior five years and total dividend distributions averaged over the prior five years. It calculates a composite fundamental weight for each common stock by equally weighting the four fundamental measures. For companies that have never paid dividends, the Index Provider will exclude that measure from the average. The Index Provider then classifies each common stock as "large," "mid" or "small" and "growth," "core" or "value" in the following manner:

(1) The Index Provider segregates common stocks into three size groups: "large," "mid" and "small." The Index Provider divides common stocks among these groups based on their fundamental weight. The top 70% of common stocks measured by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider excludes common stocks that have a substantially different fundamental weight relative to their market capitalization (i.e., company share price multiplied by number of shares outstanding).

(2) Once the Index Provider classifies the common stocks into the three size groups, it classifies common stocks as "growth," "core" or "value." The Index Provider uses a methodology based on fundamental measures of growth and value to give each common stock a style score. Based on this style score, it classifies common stocks as "growth," "core" or "value."

(3) The common stocks that the Index Provider classifies as "large" and "value" are included in the RAFI® Fundamental Large Value Index. The Index Provider weights common stocks included in the index by their composite fundamental weight.

The Index Provider reconstitutes and rebalances the RAFI® Fundamental Large Value Index annually on the third Friday of March.

RAFI® Fundamental Mid Growth Index

The RAFI® Fundamental Mid Growth Index is comprised of common stocks RAFI Affiliates classifies as "mid growth."

Strictly in accordance with its existing guidelines and mandated procedures, RAFI Affiliates constructs the RAFI® Fundamental Mid Growth Index from the 2,500 largest U.S. companies it identifies based on the following four fundamental measures of company size: latest available book value, cash flow averaged over the prior five years, sales averaged over the prior five years and total dividend distributions averaged over the prior five years. RAFI Affiliates calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. For companies that have never paid dividends, RAFI Affiliates will exclude that measure from the average. RAFI Affiliates then classifies each

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common stock as "large," "mid" or "small" and "growth," "core" or "value" in the following manner:

(1) RAFI Affiliates segregates common stocks into three size groups: "large," "mid" and "small." It divides common stocks among these groups based on their fundamental weight. The top 70% of common stocks measured by fundamental weight compose the "large" size group, the next 20% compose the "mid" size group, and the final 10% compose the "small" size group. RAFI Affiliates excludes common stocks that have a substantially different fundamental weight relative to their market capitalization (i.e., company share price multiplied by number of shares outstanding).

(2) Once RAFI Affiliates classifies stocks into the three size groups, it classifies the common stocks as "growth," "core" or "value." RAFI Affiliates uses a methodology using fundamental measures of growth and value to give each common stock a style score. RAFI Affiliates classifies the common stock as "growth," core" or "value" based on this style score.

(3) RAFI Affiliates identifies the common stocks that it classified as "mid" and "growth" inclusion in the RAFI® Fundamental Mid Growth Index. RAFI Affiliates weights common stocks included in the index by their composite fundamental weight.

RAFI Affiliates reconstitutes and rebalances the RAFI® Fundamental Mid Growth Index annually on the third Friday of March.

RAFI® Fundamental Mid Core Index

The RAFI® Fundamental Mid Core Index is comprised of common stocks RAFI Affiliates classifies as "mid core."

Strictly in accordance with its existing guidelines and mandated procedures, RAFI Affiliates constructs the RAFI® Fundamental Mid Core Index from the 2,500 largest U.S. companies it identifies based on the following four fundamental measures of company size: latest available book value, cash flow averaged over the prior five years, sales averaged over the prior five years and total dividend distributions averaged over the prior five years. RAFI Affiliates calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. For companies that have never paid dividends, RAFI Affiliates will exclude that measure from the average. RAFI Affiliates then classifies each common stock as "large," "mid" or "small" and "growth," "core" or "value" in the following manner:

(1) RAFI Affiliates segregates common stocks into three size groups: "large," "mid" and "small." It divides common stocks among these groups based on their fundamental weight. The top 70% of common stocks measured by fundamental weight compose the "large" size group, the next 20% compose the "mid" size group, and the final 10% compose the "small" size group. RAFI Affiliates excludes common stocks that have a substantially different fundamental weight relative to their market capitalization (i.e., company share price multiplied by number of shares outstanding).

(2) Once RAFI Affiliates classifies stocks into the three size groups, it classifies the common stocks as "growth," "core" or "value." RAFI Affiliates uses a methodology using fundamental measures of growth and value to give each common stock a style score. RAFI Affiliates classifies the common stock as "growth," core" or "value" based on this style score.

(3) RAFI Affiliates identifies the common stocks that it classified as "mid" and "core" for inclusion in the RAFI® Fundamental Mid Core Index. RAFI Affiliates weights common stocks included in the index by their composite fundamental weight.

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RAFI Affiliates reconstitutes and rebalances the RAFI® Fundamental Mid Core Index annually on the third Friday of March.

RAFI® Fundamental Mid Value Index

The RAFI® Fundamental Mid Value Index is comprised of common stocks RAFI Affiliates classifies as "mid value."

Strictly in accordance with its existing guidelines and mandated procedures, RAFI Affiliates constructs the RAFI® Fundamental Mid Value Index from the 2,500 largest U.S. companies it identifies based on the following four fundamental measures of company size: latest available book value, cash flow averaged over the prior five years, sales averaged over the prior five years and total dividend distributions averaged over the prior five years. RAFI Affiliates calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. For companies that have never paid dividends, RAFI Affiliates will exclude that measure from the average. RAFI Affiliates then classifies each common stock as "large," "mid" or "small" and "growth," "core" or "value" in the following manner:

(1) RAFI Affiliates segregates common stocks into three size groups: "large," "mid" and "small." It divides common stocks among these groups based on their fundamental weight. The top 70% of common stocks measured by fundamental weight compose the "large" size group, the next 20% compose the "mid" size group, and the final 10% compose the "small" size group. RAFI Affiliates excludes common stocks that have a substantially different fundamental weight relative to their market capitalization (i.e., company share price multiplied by number of shares outstanding).

(2) Once RAFI Affiliates classifies stocks into the three size groups, it classifies the common stocks as "growth," "core" or "value." RAFI Affiliates uses a methodology using fundamental measures of growth and value to give each common stock a style score. RAFI Affiliates classifies the common stock as "growth," core" or "value" based on this style score.

(3) RAFI Affiliates identifies the common stocks that it classified as "mid" and "value" for inclusion in the RAFI® Fundamental Mid Value Index. RAFI Affiliates weights common stocks included in the index by their composite fundamental weight.

RAFI Affiliates reconstitutes and rebalances the RAFI® Fundamental Mid Value Index annually on the third Friday of March.

RAFI® Fundamental Small Growth Index

The RAFI® Fundamental Small Growth Index is comprised of stocks RAFI Affiliates classifies as "small growth."

Strictly in accordance with its existing guidelines and mandated procedures, RAFI Affiliates constructs the RAFI® Fundamental Small Growth Index from the 2,500 largest U.S. companies identified based on the following four fundamental measures of company size: latest available book value, cash flow averaged over the prior five years, sales averaged over the prior five years and total dividend distributions averaged over the prior five years. RAFI Affiliates calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. For companies that have never paid dividends, RAFI Affiliates will exclude that measure from the average. RAFI Affiliates then classifies each

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common stock as "large," "mid" or "small" and "growth," "core" or "value" in the following manner:

(1) RAFI Affiliates segregates common stocks into three size groups: "large," "mid" and "small." It divides common stocks among these groups based on their fundamental weight. The top 70% of common stocks measured by fundamental weight compose the "large" size group, the next 20% compose the "mid" size group, and the final 10% compose the "small" size group. RAFI Affiliates excludes common stocks that have a substantially different fundamental weight relative to their market capitalization (i.e., company share price multiplied by number of shares outstanding).

(2) Once RAFI Affiliates classifies stocks into the three size groups, it classifies the common stocks as "growth," "core" or "value." RAFI Affiliates uses a methodology using fundamental measures of growth and value to give each common stock a style score. RAFI Affiliates classifies the common stock as "growth," core" or "value" based on this style score.

(3) RAFI Affiliates includes the common stocks that it classified as "small" and "growth" in the RAFI® Fundamental Small Growth Index. RAFI Affiliates weights common stocks included in the index by their composite fundamental weight.

RAFI Affiliates reconstitutes and rebalances the RAFI® Fundamental Small Growth Index annually on the third Friday of March.

RAFI® Fundamental Small Core Index

The RAFI® Fundamental Small Core Index is comprised of common stocks classified by RAFI Affiliates as "small core."

Strictly in accordance with its existing guidelines and mandated procedures, RAFI Affiliates constructs the RAFI® Fundamental Small Core Index from the 2,500 largest U.S. companies it identifies based on the following four fundamental measures of company size: latest available book value, cash flow averaged over the prior five years, sales averaged over the prior five years and total dividend distributions averaged over the prior five years. RAFI Affiliates calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. For companies that have never paid dividends, RAFI Affiliates will exclude that measure from the average. RAFI Affiliates then classifies each common stock as "large," "mid" or "small" and "growth," "core" or "value" in the following manner:

(1) RAFI Affiliates segregates common stocks into three size groups: "large," "mid" and "small." It divides common stocks among these groups based on their fundamental weight. The top 70% of common stocks measured by fundamental weight compose the "large" size group, the next 20% compose the "mid" size group, and the final 10% compose the "small" size group. RAFI Affiliates excludes common stocks that have a substantially different fundamental weight relative to their market capitalization (i.e., company share price multiplied by number of shares outstanding).

(2) Once RAFI Affiliates classifies stocks into the three size groups, it classifies the common stocks as "growth," "core" or "value." RAFI Affiliates uses a methodology using fundamental measures of growth and value to give each common stock a style score. RAFI Affiliates classifies the common stock as "growth," core" or "value" based on this style score.

(3) RAFI Affiliates identifies the common stocks that it classified as "small" and "core" for inclusion in the RAFI® Fundamental Small Core Index. RAFI Affiliates weights common stocks included in the index by their composite fundamental weight.

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RAFI Affiliates reconstitutes and rebalances the RAFI® Fundamental Small Core Index annually on the third Friday of March.

RAFI® Fundamental Small Value Index

The RAFI® Fundamental Small Value Index is comprised of common stocks RAFI Affiliates classifies as "small value."

Strictly in accordance with its existing guidelines and mandated procedures, RAFI Affiliates constructs the RAFI® Fundamental Small Value Index from the 2,500 largest U.S. companies it identifies based on the following four fundamental measures of company size: latest available book value, cash flow averaged over the prior five years, sales averaged over the prior five years and total dividend distributions averaged over the prior five years. RAFI Affiliates calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. For companies that have never paid dividends, RAFI Affiliates will exclude that measure from the average. RAFI Affiliates then classifies each common stock as "large," "mid" or "small" and "growth," "core" or "value" in the following manner:

(1) RAFI Affiliates segregates common stocks into three size groups: "large," "mid" and "small." It divides common stocks among these groups based on their fundamental weight. The top 70% of common stocks measured by fundamental weight compose the "large" size group, the next 20% compose the "mid" size group, and the final 10% compose the "small" size group. RAFI Affiliates excludes common stocks that have a substantially different fundamental weight relative to their market capitalization (i.e., company share price multiplied by number of shares outstanding).

(2) Once RAFI Affiliates classifies stocks into the three size groups, it classifies the common stocks as "growth," "core" or "value." RAFI Affiliates uses a methodology using fundamental measures of growth and value to give each common stock a style score. RAFI Affiliates classifies the common stock as "growth," core" or "value" based on this style score.

(3) RAFI Affiliates identifies the common stocks that it classified as "small" and "value" for inclusion in the RAFI® Fundamental Small Value Index. RAFI Affiliates weights common stocks included in the index by their composite fundamental weight.

RAFI Affiliates reconstitutes and rebalances the RAFI® Fundamental Small Value Index annually on the third Friday of March.

Each Fund uses an "indexing" investment approach to seek to replicate, before fees and expenses, the performance of the applicable Underlying Index. The Adviser seeks correlation over time of 0.95 or better between each Fund's performance and the performance of its Underlying Index; a figure of 1.00 would represent perfect correlation.

Each Fund generally invests in all of the securities comprising its Underlying Index in proportion to the weightings of the securities in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, a Fund may purchase a sample of securities in the applicable Underlying Index as a whole. There also may be instances in which the Adviser may choose to (i) overweight a security in the applicable Underlying Index, (ii) purchase securities not contained in an Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques in seeking to track the Underlying Index. Each Fund

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may sell securities included in the applicable Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Principal Risks of Investing in the Funds

The following provides additional information about certain of the principal risks identified under "Principal Risks of Investing in the Fund" in each Fund's "Summary Information" section.

Core Risk

The returns on "core" common stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market.

"Fundamentally Large" Company Risk

Returns on investments in common stocks of "fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies or other large companies based on market capitalization.

"Fundamentally Mid" Company Risk

Investing in common stocks of "fundamentally mid" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid" companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

"Fundamentally Small" Company Risk

Investing in common stocks of "fundamentally small" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Growth Risk

The market values of "growth" common stocks may be more volatile than other types of investments. The returns on "growth" common stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market.

REIT Risk

Investments in securities of real estate companies involve risks. These risks include, among others: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory

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occurrences, including the impact of changes in environmental laws, that may affect the real estate industry.

A REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that their shareholders pay. As a result, an investor will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Value Risk

"Value" securities are subject to the risk that the valuations never improve or that the returns on "value" common stocks are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Market Risk

Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Funds' Shares will decline, more or less, in correlation with any decline in value of the securities in their respective Underlying Index.

Market Trading Risk

The Funds face numerous market trading risks, including the potential lack of an active market for each Fund's Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to each Fund's Shares trading at a premium or discount to each Fund's NAV.

Equity Risk

Equity risk is the risk that the value of the securities each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which a Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities each Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in each Funds' portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

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Concentration Risk

A significant percentage of an Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks that if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk

The return of each Fund may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints. The Funds may fair value certain of the securities they hold. To the extent each Fund calculates its NAV based on fair value prices, the Fund's ability to track its Underlying Index may be adversely affected. Since an Underlying Index is not subject to the tax diversification requirements to which the Funds must adhere, each Fund may be required to deviate its investments from the securities and relative weightings of its Underlying Index. The Funds may not invest in certain securities included in their respective Underlying Index due to liquidity constraints. Liquidity constraints may delay the Funds' purchase or sale of securities included in their Underlying Index. For tax efficiency purposes, the Funds may sell certain securities to realize losses, causing them to deviate from their Underlying Index.

The investment activities of one or more of the Adviser's affiliates, including other subsidiaries of the Adviser's parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact a Fund's ability to track its Underlying Index. For example, in regulated industries, and in corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, a Fund or other client accounts to suffer disadvantages or business restrictions. As a result, a Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser's affiliates.

The Adviser may not fully invest a Fund at times, either as a result of cash flows into the Fund or reserves of cash the Fund holds to meet redemptions and expenses. If the Funds utilize futures or other derivative positions, their return may not correlate as well with the return of their respective Underlying Index as would be the case if they purchased all of the securities in their Underlying Index with the same weightings as the Underlying Index.

Index Risk

Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

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Non-Diversified Fund Risk

Non-diversified Funds and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Funds' volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Funds' performance.

Non-Principal Investment Strategies

Each Fund may invest its remaining assets in securities not included in its Underlying Index, in other exchange-traded funds, and in money market instruments, including other funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom). PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio also may invest their remaining assets in convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. The Fundamental Pure Large Growth Portfolio and Fundamental Pure Large Value Portfolio may use options and futures contracts (and convertible securities and structured notes) to seek performance that corresponds to their respective Underlying Index and to manage cash flows. The Adviser anticipates that it may take approximately three business days (a business day is any day that the New York Stock Exchange ("NYSE") is open) for the Adviser to fully reflect the additions and deletions to each Fund's respective Underlying Index in the portfolio composition of that Fund.

Each of the investment policies described herein, including each Fund's investment objective, constitutes a non-fundamental policy that the Board of Trustees (the "Board") of PowerShares Exchange-Traded Fund Trust (the "Trust") may change at any time without shareholder approval. Each Fund's 80% investment policy requires 60 days prior notice to shareholders before those policies may be changed. The fundamental and non-fundamental policies of the Funds are set forth in the Trust's Statement of Additional Information ("SAI") under the section "Investment Strategies and Restrictions."

Borrowing Money

Each Fund, except PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio, may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes. The PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio may borrow money to the extent permitted by the 1940 Act in order to meet shareholder redemptions and for temporary or emergency purposes.

Additional Risks of Investing in the Funds

The following provides additional risk information regarding investing in the Funds.

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Risks of Futures and Options

PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio may enter into U.S. futures contracts, options and options on futures contracts to simulate full investment in their respective Underlying Index, to facilitate trading or to reduce transaction costs. These Funds will not use futures or options for speculative purposes.

Because futures contracts project price levels in the future, market circumstances may cause a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would remain required to make daily cash payments to maintain its required margin. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) potentially is unlimited. However, each Fund intends to use futures and options contracts to limit its risk exposure to levels comparable to direct investment in securities.

Each Fund must segregate liquid assets or take other appropriate measures to "cover" open positions in futures contracts. For futures contracts that do not cash settle, each Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, each Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligations (i.e., the Fund's daily net liability) under the futures contract, if any, rather than their full notional value.

For more information, see "Investment Policies and Risks – Futures and Options" in the SAI.

Shares May Trade at Prices Different Than NAV

The NAV of the Funds' Shares generally will fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on NYSE Arca. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the securities of each Fund's Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Issues

Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca's "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

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Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Funds' Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis, and are created and redeemed principally in-kind. These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for each Fund or its ongoing shareholders.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Trust's SAI, which is available at www.invescopowershares.com

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Adviser serves as the investment adviser to the Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of $20.7 billion as of July 31, 2011. The Trust currently is comprised of 58 exchange-traded funds.

As the Funds' investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's extensive resources.

Portfolio Managers

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from Joshua Betts, Michael Jeanette and Brian

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Picken. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 2007. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since June 2011. Mr. Betts has been a Portfolio Manager of the Adviser since November 2008. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc. from May 2007 to August 2008. Prior to this, he was a Portfolio Consultant for the Adviser from June 2006 to May 2007. From September 2005 to June 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since August 2008. Mr. Jeanette has been a Portfolio Manager of the Adviser since July 2008. Prior to joining the Adviser, Mr. Jeanette was a trust advisor and GM of Chicago based Richard Lamb, LLC from 1998 to 2007. Prior to this he was a financial advisor with Smith Barney and First Bank Systems.

Brian Picken is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since August 2010. Mr. Picken has been a Portfolio Manager of the Adviser since August 2010. Mr. Picken was an Associate Portfolio Manager of the Adviser from August 2009 to August 2010, an ETF Portfolio Operations Specialist for the Adviser from August 2008 to August 2009, and prior to that a Research Analyst for the Adviser from August 2007 to August 2008. He received a Bachelor of Arts from Wheaton College.

The Funds' SAI provides additional information about the Portfolio Managers' compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers' ownership of Shares.

The Adviser receives fees from each Fund equal to 0.29% of the Fund's average daily net assets. Except for PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio, prior to June 16, 2011, each Fund's annual management fee was 0.50% of the Fund's average daily net assets.

The Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2012. The offering costs excluded from the 0.39% Expense Cap for each Fund are: (a) initial legal fees pertaining to each Fund's Shares offered for sale; (b) initial SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to

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three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap. Except for PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio, prior to June 16, 2011, each Fund's Expense Cap was 0.60% and excluded sub-licensing fees.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members and officers who are not "interested persons" of the Trust or the Adviser, expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for those members of the Board who are not "interested persons" of the Trust and extraordinary expenses.

A discussion regarding the basis for the Board's approval of the Trust's Investment Advisory Agreement on behalf of each Fund except PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio is available in the Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2011. A discussion regarding the basis for the Board's approval of the Trust's Investment Advisory Agreement on behalf of PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio will be available in the Funds' Semi-Annual Report to shareholders for the period ending October 31, 2011.

How to Buy and Sell Shares

Each Fund issues or redeems its Shares at NAV per Share only in Creation Units.

Most investors buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on an Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment required. Although Shares generally are purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade on NYSE Arca under the following symbols:

Fund	Symbol
PowerShares Fundamental Pure Large Growth Portfolio	PXLG

PowerShares Fundamental Pure Large Core Portfolio	PXLC

PowerShares Fundamental Pure Large Value Portfolio	PXLV

PowerShares Fundamental Pure Mid Growth Portfolio	PXMG

PowerShares Fundamental Pure Mid Core Portfolio	PXMC

PowerShares Fundamental Pure Mid Value Portfolio	PXMV

PowerShares Fundamental Pure Small Growth Portfolio	PXSG

PowerShares Fundamental Pure Small Core Portfolio	PXSC

PowerShares Fundamental Pure Small Value Portfolio	PXSV

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Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from each Fund, and APs may tender their Shares for redemption directly to each Fund, at NAV per share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

Each Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on NYSE Arca may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of each Fund.

The approximate value of Shares of each Fund, an amount representing on a per share basis the sum of the current market price of the securities ("Deposit Securities") accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Shares

Shares of the Funds may be purchased and redeemed directly from the Funds only in Creation Units by APs. The vast majority of trading in Shares of the Funds occurs on the secondary market and does not involve the Funds directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are

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unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares of the Funds. Cash purchases and/or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV. To minimize these potential consequences of frequent purchases and redemptions of Shares, each Fund employs fair valuation pricing, and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Funds reserve the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Funds, or otherwise not in the best interests of the Funds. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares of the Funds.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Funds. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on NYSE Arca, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Funds. Dividends paid out of each Fund's income and net short-term gains, if any, generally are taxable as ordinary income.

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Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. In addition, for these taxable years, some ordinary dividends declared and paid by each Fund to non-corporate shareholders will qualify for taxation at the reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2013, and all dividends will be taxed at ordinary income rates.

Distributions in excess of each Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Funds' NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Each Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the

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potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see section "Taxes" in the SAI.

Distributor

Invesco Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon ("BNYM") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security is primarily traded. Money market securities maturing in 60 days or less will be valued at amortized cost. If a security's market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the security's fair value in accordance with the Trust's valuation policies and procedures approved by the Board.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when each Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund's NAV and the prices used by the Fund's Underlying Index. This may adversely affect each Fund's ability to track its Underlying Index.

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Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.

K&L Gates LLP, 70 W. Madison Street, Chicago, Illinois 60602, serves as legal counsel to the Trust.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLC is responsible for auditing the annual financial statements of the Funds.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, since a Fund's inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report for the fiscal year ended April 30, 2011, which is available upon request. PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio had not commenced operations as of the end of the most recently completed fiscal year, and therefore financial highlights are not yet available.

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PowerShares Fundamental Pure Large Core Portfolio

	Year Ended April 30,				For the Period December 1, 2006* through April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$23.26	$17.56	$25.92	$27.00	$25.18
Net investment income**	0.37	0.27	0.34	0.27	0.12
Net realized and unrealized gain (loss) on investments	3.16	5.74	(8.44)	(1.14)	1.78
TOTAL FROM INVESTMENT OPERATIONS	3.53	6.01	(8.10)	(0.87)	1.90
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.37)	(0.31)	(0.26)	(0.21)	(0.08)
NET ASSET VALUE AT END OF PERIOD	$26.42	$23.26	$17.56	$25.92	$27.00
SHARE PRICE AT END OF PERIOD***	$26.42	$23.26	$17.55
NET ASSET VALUE, TOTAL RETURN****	15.40%	34.56%	(31.47)%	(3.26)%	7.55%
SHARE PRICE TOTAL RETURN****	15.40%	34.64%	(31.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$35,673	$38,376	$33,355	$25,922	$10,798
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.65%	0.73%	0.74%††
Expenses, prior to (Waivers) and/or Recapture	0.99%	0.88%	0.93%	1.38%	1.45%††
Net investment income, after (Waivers) and/or Recapture	1.61%	1.32%	1.71%	1.03%	1.05%††
Portfolio turnover rate†	41%	62%	57%	49%	3%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)	$(0.01)	$0.04	$0.06	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

††  Annualized.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

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PowerShares Fundamental Pure Mid Growth Portfolio

	Year Ended April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$19.11	$13.87		$22.29	$21.09	$18.79
Net investment income (loss)*	(0.01)	0.00	(a)	(0.01)	0.00 (a)	(0.03)
Net realized and unrealized gain (loss) on investments	5.09	5.25		(8.41)	1.20	2.44
TOTAL FROM INVESTMENT OPERATIONS	5.08	5.25		(8.42)	1.20	2.41
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(0.00	)(a)	—	—	(0.11)
Return of capital	(0.06)	(0.01)		—	0.00 (a)	0.00 (a)
TOTAL DISTRIBUTIONS	(0.06)	(0.01)		—	—	(0.11)
NET ASSET VALUE AT END OF YEAR	$24.13	$19.11		$13.87	$22.29	$21.09
SHARE PRICE AT END OF YEAR**	$24.13	$19.10		$13.85
NET ASSET VALUE, TOTAL RETURN***	26.61%	37.89%		(37.78)%	5.70%	12.91%
SHARE PRICE TOTAL RETURN***	26.67%	38.02%		(37.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$130,290	$128,044		$140,038	$390,146	$189,794
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.69%	0.66%		0.61%	0.60%	0.73%
Net investment income (loss), after (Waivers) and/or Recapture	(0.06)%	0.03%		(0.07)%	(0.01)%	(0.15)%
Portfolio turnover rate†	49%	75%		81%	80%	69%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.00 (a)	$(0.00	)(a)	$0.01	$(0.01)	$0.02

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

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PowerShares Fundamental Pure Mid Core Portfolio

	Year Ended April 30,						For the Period December 1, 2006* through April 30,
	2011		2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$23.05		$16.30		$25.47	$27.98	$25.26
Net investment income**	0.21		0.18		0.13	0.11	0.10
Net realized and unrealized gain (loss) on investments	4.10		6.73		(9.17)	(2.49)	2.68
TOTAL FROM INVESTMENT OPERATIONS	4.31		6.91		(9.04)	(2.38)	2.78
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.21)		(0.16)		(0.13)	(0.13)	(0.06)
NET ASSET VALUE AT END OF PERIOD	$27.15		$23.05		$16.30	$25.47	$27.98
SHARE PRICE AT END OF PERIOD***	$27.15		$23.04		$16.29
NET ASSET VALUE, TOTAL RETURN****	18.84%		42.59%		(35.57)%	(8.54)%	11.04%
SHARE PRICE TOTAL RETURN****	18.89%		42.62%		(35.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$23,081		$25,353		$17,929	$25,469	$11,190
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.65%		0.65%		0.65%	0.73%	0.74	%†
Expenses, prior to (Waivers) and/or Recapture	1.20%		1.11%		1.17%	1.34%	1.55	%†
Net investment income, after (Waivers) and/or Recapture	0.88%		0.92%		0.67%	0.42%	0.91	%†
Portfolio turnover rate††	47%		76%		79%	99%	7%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$0.01	$(0.01)	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

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PowerShares Fundamental Pure Mid Value Portfolio

	Year Ended April 30,
	2011		2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$15.37		$11.16		$16.89	$20.25	$17.22
Net investment income*	0.15		0.23		0.26	0.22	0.29
Net realized and unrealized gain (loss) on investments	1.70		4.24		(5.75)	(3.32)	2.97
TOTAL FROM INVESTMENT OPERATIONS	1.85		4.47		(5.49)	(3.10)	3.26
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.15)		(0.26)		(0.24)	(0.26)	(0.23)
NET ASSET VALUE AT END OF YEAR	$17.07		$15.37		$11.16	$16.89	$20.25
SHARE PRICE AT END OF YEAR**	$17.07		$15.36		$11.13
NET ASSET VALUE, TOTAL RETURN***	12.16%		40.58%		(32.71)%	(15.47)%	19.14%
SHARE PRICE TOTAL RETURN***	12.24%		40.88%		(32.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$40,970		$43,818		$39,056	$79,380	$109,356
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%		0.63%		0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.91%		0.84%		0.78%	0.68%	0.82%
Net investment income, after (Waivers) and/or Recapture	0.99%		1.76%		1.95%	1.14%	1.64%
Portfolio turnover rate†	65%		86%		94%	53%	43%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$(0.00	)(a)	$(0.01)	$0.00 (a)	$0.01

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

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PowerShares Fundamental Pure Small Growth Portfolio

	Year Ended April 30,
	2011	2010	2009	2008		2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$14.12	$10.49	$15.71	$18.59		$18.51
Net investment income (loss)*	(0.05)	0.05	0.01	(0.05)		(0.05)
Net realized and unrealized gain (loss) on investments	4.96	3.67	(5.23)	(2.83)		0.13
TOTAL FROM INVESTMENT OPERATIONS	4.91	3.72	(5.22)	(2.88)		0.08
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(0.07)	—	—		—
Return of Capital	—	(0.02)	—	—		—
TOTAL DISTRIBUTIONS	—	(0.09)	—	—		—
NET ASSET VALUE AT END OF YEAR	$19.03	$14.12	$10.49	$15.71		$18.59
SHARE PRICE AT END OF YEAR**	$19.05	$14.10	$10.48
NET ASSET VALUE, TOTAL RETURN***	34.77%	35.60%	(33.23)%	(15.49)%		0.43%
SHARE PRICE TOTAL RETURN***	35.11%	35.54%	(33.25)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$109,451	$32,473	$31,484	$51,846		$61,347
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%		0.63%
Expenses, prior to (Waivers) and/or Recapture	0.93%	0.94%	0.86%	0.77%		0.84%
Net investment income (loss), after (Waivers) and/or Recapture	(0.37)%	0.41%	0.11%	(0.27)%		(0.32)%
Portfolio turnover rate†	57%	113%	109%	78%		114%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.10)	$0.01	$0.00 (a)	$(0.00	)(a)	$(0.02)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net assets value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning at the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

79

PowerShares Fundamental Pure Small Core Portfolio

	Year Ended April 30,					For the Period December 1, 2006* through April 30,
	2011		2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$21.07		$15.03	$23.31	$26.68	$25.17
Net investment income**	0.09		0.11	0.08	0.06	0.00	(a)
Net realized and unrealized gain (loss) on investments	4.25		6.08	(8.31)	(3.13)	1.51
TOTAL FROM INVESTMENT OPERATIONS	4.34		6.19	(8.23)	(3.07)	1.51
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.09)		(0.14)	(0.05)	(0.08)	0.00	(a)
Return of capital	—		(0.01)	—	(0.22)	—
TOTAL DISTRIBUTIONS	(0.09)		(0.15)	(0.05)	(0.30)	—
NET ASSET VALUE AT END OF PERIOD	$25.32		$21.07	$15.03	$23.31	$26.68
SHARE PRICE AT END OF PERIOD***	$25.33		$21.05	$15.00
NET ASSET VALUE, TOTAL RETURN****	20.64%		41.37%	(35.34)%	(11.61)%	6.01%
SHARE PRICE TOTAL RETURN****	20.80%		41.52%	(35.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,991		$18,960	$13,530	$16,314	$8,005
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.65%		0.65%	0.65%	0.79%	0.74	%††
Expenses, prior to (Waivers) and/or Recapture	1.41%		1.26%	1.35%	1.96%	1.55	%††
Net investment income, after (Waivers) and/or Recapture	0.42%		0.59%	0.47%	0.26%	0.04	%††
Portfolio turnover rate†	68%		93%	81%	103%	52%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.00 (a)	$0.01	$0.05	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net assets value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning at the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

††  Annualized.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

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PowerShares Fundamental Pure Small Value Portfolio

	Year Ended April 30,
	2011		2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF YEAR	$14.64		$10.38	$15.80	$18.68	$17.01
Net investment income*	0.16		0.09	0.12	0.16	0.13
Net realized and unrealized gain (loss) on investments	2.45		4.25	(5.43)	(2.47)	1.67
TOTAL FROM INVESTMENT OPERATIONS	2.61		4.34	(5.31)	(2.31)	1.80
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.18)		(0.08)	(0.11)	(0.16)	(0.13)
Return of capital	—		—	—	(0.41)	—
TOTAL DISTRIBUTIONS	(0.18)		(0.08)	(0.11)	(0.57)	(0.13)
NET ASSET VALUE AT END OF YEAR	$17.07		$14.64	$10.38	$15.80	$18.68
SHARE PRICE AT END OF YEAR**	$17.08		$14.62	$10.36
NET ASSET VALUE, TOTAL RETURN***	18.03%		42.03%	(33.69)%	(12.51)%	10.64%
SHARE PRICE TOTAL RETURN***	18.26%		42.11%	(33.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$72,540		$72,453	$62,253	$91,667	$117,680
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after (Waivers) and/or Recapture	0.63%		0.63%	0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.80%		0.74%	0.73%	0.67%	0.80%
Net investment income, after (Waivers) and/or Recapture	1.14%		0.73%	1.00%	0.91%	0.73%
Portfolio turnover rate†	90%		116%	98%	86%	76%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$(0.03)	$0.01

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

81

Index Providers

RAFI Affiliates calculates and maintains each Underlying Index. RAFI Affiliates is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with RAFI Affiliates. Each Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with the Adviser.

No entity that creates, compiles, sponsors or maintains the Underlying Indexes is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Funds.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Indexes.

Set forth below is a list of each Fund and the Underlying Index upon which it is based:

Fund	Underlying Index
PowerShares Fundamental Pure Large Growth Portfolio	RAFI® Fundamental Large Growth Index

PowerShares Fundamental Pure Large Core Portfolio	RAFI® Fundamental Large Core Index

PowerShares Fundamental Pure Large Value Portfolio	RAFI® Fundamental Large Value Index

PowerShares Fundamental Pure Mid Growth Portfolio	RAFI® Fundamental Mid Growth Index

PowerShares Fundamental Pure Mid Core Portfolio	RAFI® Fundamental Mid Core Index

PowerShares Fundamental Pure Mid Value Portfolio	RAFI® Fundamental Mid Value Index

PowerShares Fundamental Pure Small Growth Portfolio	RAFI® Fundamental Small Growth Index

PowerShares Fundamental Pure Small Core Portfolio	RAFI® Fundamental Small Core Index

PowerShares Fundamental Pure Small Value Portfolio	RAFI® Fundamental Small Value Index

PowerShares Fundamental Pure Large Value Portfolio	RAFI® Fundamental Large Value Index

Disclaimers

The RAFI® Fundamental Large Core Index, RAFI® Fundamental Mid Growth Index, RAFI® Fundamental Mid Core Index, RAFI® Fundamental Mid Value Index, RAFI® Fundamental Small Growth Index, RAFI® Fundamental Small Core Index, the RAFI® Fundamental Small Value Index, the RAFI® Fundamental Large Growth Index, and the RAFI® Fundamental Large Value Index are trademarks of RAFI Affiliates and have been licensed for use for certain purposes by the Adviser.

RAFI Affiliates has developed and may continue to develop proprietary securities indexes created and weighted based on the patented and patent-pending proprietary intellectual property of RAFI Affiliates (US Patent Nos. 7,620,577; 7,747,502; and 7,792,719; Patent Pending Publ. Nos. US-2007-0055598-A1, US-2008-0288416-A1, US-2010-0191628, US-2010-0262563, WO 2005/076812, WO 2007/078399 A2, WO 2008/118372, EPN 1733352, and HK1099110). "Fundamental Index" and/or "Research Affiliates Fundamental Index" and/or "RAFI" and/or all other Index Provider trademarks, trade names, patented and patent-pending concepts are the exclusive property of RAFI Affiliates.

82

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes, even if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often the Shares of a Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters (or since the Fund's inception, if shorter) is available at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Funds.

Continuous Offering

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of

83

the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Funds' investments also is available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report free of charge or make shareholder inquiries, please:

Call:  Invesco Distributors, Inc. at 1-800-983-0903
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust
c/o Invesco Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

Visit:  www.InvescoPowerShares.com

84

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds' Shares, whether or not participating in this distribution, generally are required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust's registration number under the 1940 Act is 811-21265.

85

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

PowerShares Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

P-STYLE-PRO-1

Investment Company Act File No. 811-21265

PowerShares Exchange-Traded Fund Trust

STATEMENT OF ADDITIONAL INFORMATION

Dated August 31, 2011

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectuses, each dated August 31, 2011, for the PowerShares Exchange-Traded Fund Trust (the "Trust") relating to the series of the Trust listed below, as they may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares Aerospace & Defense Portfolio	NYSE Arca, Inc.	PPA

PowerShares Buyback AchieversTM Portfolio	NYSE Arca, Inc.	PKW

PowerShares CleantechTM Portfolio	NYSE Arca, Inc.	PZD

PowerShares Dividend AchieversTM Portfolio	NYSE Arca, Inc.	PFM

PowerShares DWA Technical LeadersTM Portfolio	NYSE Arca, Inc.	PDP

PowerShares Dynamic Banking Portfolio	NYSE Arca, Inc.	PJB

PowerShares Dynamic Basic Materials Sector Portfolio	NYSE Arca, Inc.	PYZ

PowerShares Dynamic Biotechnology & Genome Portfolio	NYSE Arca, Inc.	PBE

PowerShares Dynamic Building & Construction Portfolio	NYSE Arca, Inc.	PKB

PowerShares Dynamic Consumer Discretionary Sector Portfolio	NYSE Arca, Inc.	PEZ

PowerShares Dynamic Consumer Staples Sector Portfolio	NYSE Arca, Inc.	PSL

PowerShares Dynamic Energy Exploration & Production Portfolio	NYSE Arca, Inc.	PXE

PowerShares Dynamic Energy Sector Portfolio	NYSE Arca, Inc.	PXI

PowerShares Dynamic Financial Sector Portfolio	NYSE Arca, Inc.	PFI

PowerShares Dynamic Food & Beverage Portfolio	NYSE Arca, Inc.	PBJ

PowerShares Dynamic Healthcare Sector Portfolio	NYSE Arca, Inc.	PTH

PowerShares Dynamic Industrials Sector Portfolio	NYSE Arca, Inc.	PRN

PowerShares Dynamic Insurance Portfolio	NYSE Arca, Inc.	PIC

PowerShares Dynamic Large Cap Growth Portfolio	NYSE Arca, Inc.	PWB

PowerShares Dynamic Large Cap Value Portfolio	NYSE Arca, Inc.	PWV

PowerShares Dynamic Leisure and Entertainment Portfolio	NYSE Arca, Inc.	PEJ

PowerShares Dynamic MagniQuant Portfolio	NYSE Arca, Inc.	PIQ

PowerShares Dynamic Market Portfolio	NYSE Arca, Inc.	PWC

PowerShares Dynamic Media Portfolio	NYSE Arca, Inc.	PBS

PowerShares Dynamic Networking Portfolio	NYSE Arca, Inc.	PXQ

PowerShares Dynamic Oil & Gas Services Portfolio	NYSE Arca, Inc.	PXJ

PowerShares Dynamic OTC Portfolio	NYSE Arca, Inc.	PWO

PowerShares Dynamic Pharmaceuticals Portfolio	NYSE Arca, Inc.	PJP

PowerShares Dynamic Retail Portfolio	NYSE Arca, Inc.	PMR

PowerShares Dynamic Semiconductors Portfolio	NYSE Arca, Inc.	PSI

PowerShares Dynamic Software Portfolio	NYSE Arca, Inc.	PSJ

PowerShares Dynamic Technology Sector Portfolio	NYSE Arca, Inc.	PTF

PowerShares Dynamic Utilities Portfolio	NYSE Arca, Inc.	PUI

PowerShares Financial Preferred Portfolio	NYSE Arca, Inc.	PGF

PowerShares FTSE RAFI US 1000 Portfolio	NYSE Arca, Inc.	PRF

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	The NASDAQ Stock Market LLC	PRFZ

PowerShares Fundamental Pure Large Core Portfolio	NYSE Arca, Inc.	PXLC

PowerShares Fundamental Pure Large Growth Portfolio	NYSE Arca, Inc.	PXLG

PowerShares Fundamental Pure Large Value Portfolio	NYSE Arca, Inc.	PXLV

PowerShares Fundamental Pure Mid Growth Portfolio	NYSE Arca, Inc.	PXMG

PowerShares Fundamental Pure Mid Core Portfolio	NYSE Arca, Inc.	PXMC

PowerShares Fundamental Pure Mid Value Portfolio	NYSE Arca, Inc.	PXMV

PowerShares Fundamental Pure Small Growth Portfolio	NYSE Arca, Inc.	PXSG

PowerShares Fundamental Pure Small Core Portfolio	NYSE Arca, Inc.	PXSC

PowerShares Fundamental Pure Small Value Portfolio	NYSE Arca, Inc.	PXSV

PowerShares Global Listed Private Equity Portfolio	NYSE Arca, Inc.	PSP

PowerShares Golden Dragon Halter USX China Portfolio	NYSE Arca, Inc.	PGJ

PowerShares High Yield Equity Dividend AchieversTM Portfolio	NYSE Arca, Inc.	PEY

PowerShares International Dividend AchieversTM Portfolio	NYSE Arca, Inc.	PID

PowerShares Lux Nanotech Portfolio	NYSE Arca, Inc.	PXN

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares Morningstar StockInvestor Core Portfolio	NYSE Arca, Inc.	PYH

PowerShares NASDAQ Internet Portfolio	The NASDAQ Stock Market LLC	PNQI

PowerShares S&P 500 BuyWrite Portfolio	NYSE Arca, Inc.	PBP

PowerShares S&P 500® High Quality Portfolio	NYSE Arca, Inc.	PIV

PowerShares Water Resources Portfolio	NYSE Arca, Inc.	PHO

PowerShares WilderHill Clean Energy Portfolio	NYSE Arca, Inc.	PBW

PowerShares WilderHill Progressive Energy Portfolio	NYSE Arca, Inc.	PUW

PowerShares Zacks Micro Cap Portfolio	NYSE Arca, Inc.	PZI

Capitalized terms used herein that are not defined have the same meaning as in the Prospectuses, unless otherwise noted. A copy of any Prospectus may be obtained without charge by writing to the Trust's Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling toll free 800.983.0903. The audited financial statements and related report of PricewaterhouseCoopers LLP, the independent registered public accounting firm of the Trust, for each Fund contained in the Trust's 2011 Annual Report are incorporated herein by reference in the section "Financial Statements." No other portions of the Trust's Annual Report are incorporated by reference herein.

General Description of the Trust and the Funds	1

Exchange Listing and Trading	1

Investment Strategies and Restrictions	2

Investment Policies and Risks	6

Portfolio Turnover	12

Disclosure of Portfolio Holdings	13

Management	13

Brokerage Transactions	71

Additional Information Concerning the Trust	73

Creation and Redemption of Creation Unit Aggregations	75

Taxes	94

Determination of NAV	97

Dividends and Distributions	98

Miscellaneous Information	98

Financial Statements	99

Appendix A	A-1

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of 58 investment portfolios (each, a "Fund" and, collectively, the "Funds"). Each of the Funds (except as indicated below) is "non-diversified" and, as such, such Fund investments are not required to meet certain diversification requirements under the 1940 Act. The following Funds are classified as "diversified": PowerShares CleantechTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio, PowerShares Fundamental Pure Small Value Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio and PowerShares Zacks Micro Cap Portfolio. The shares of the Funds are referred to herein as "Shares."

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its specific benchmark index (each, an "Underlying Index" or "Underlying Intellidex" as applicable). Invesco PowerShares Capital Management LLC (the "Adviser"), a wholly owned subsidiary of Invesco Ltd., manages the Funds.

Each Fund issues and redeems Shares at net asset value ("NAV") only in aggregations of 50,000 Shares (each, a "Creation Unit" or a "Creation Unit Aggregation"). Each Fund issues and redeems Creation Units principally in exchange for a basket of securities included in its Underlying Index or Underlying Intellidex (as defined below), as applicable (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a fixed transaction fee. The Shares of all of the Funds are listed on NYSE Arca, Inc. ("NYSE Arca"), except for the Shares of PowerShares FTSE RAFI US 1500 Small-Mid Portfolio and PowerShares NASDAQ Internet Portfolio, which are listed on The NASDAQ Stock Market LLC ("NASDAQ") (together with NYSE Arca, the "Exchanges"). Shares trade on the Exchanges at market prices that may be below, at or above NAV. In the event of the liquidation of a Fund, the Trust may decrease the number of Shares in a Creation Unit.

Each Fund reserves the right to offer creations and redemptions of Shares for cash, although they have no current intention of doing so. In addition, the Funds may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, the Funds may impose transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions.

EXCHANGE LISTING AND TRADING

There can be no assurance that a Fund will continue to meet the requirements of the Exchanges necessary to maintain the listing of the Fund's Shares. The Exchanges may, but are not required to, remove the Shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Fund's Underlying Index or Underlying Intellidex is no longer calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the relevant Exchange, makes further dealings on such Exchange inadvisable. The applicable Exchange will remove the Shares of a Fund from listing and trading upon termination of the Fund.

1

As in the case of other stocks traded on the Exchanges, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT STRATEGIES AND RESTRICTIONS

Investment Strategies

Each Fund seeks to achieve its investment objective by investing primarily in securities that comprise its Underlying Index or Underlying Intellidex. Each Fund operates as an index fund and will not be actively managed. Each Fund (except for the PowerShares Water Resources Portfolio) attempts to replicate, before fees and expenses, the performance of its Underlying Index or Underlying Intellidex, although a Fund may use sampling techniques for the purpose of complying with regulatory or investment restrictions or when sampling is deemed appropriate to track the Underlying Index or Underlying Intellidex. The PowerShares Water Resources Portfolio uses a "sampling" methodology to seek to achieve its investment objective that may cause the Fund not to be as well correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in such Underlying Index.

Investment Restrictions

The Funds have adopted as fundamental policies the investment restrictions numbered (1) through (14) below, except that restrictions (1) and (2) only apply to those Funds classified as "diversified" Funds, as listed above in the section "General Description of the Trust and the Funds." Except as noted in the prior sentence or as otherwise noted below, each Fund, as a fundamental policy, may not:

(1)  As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

(2)  As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

(3)  With respect to the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(4)  With respect to the PowerShares Aerospace & Defense Portfolio, PowerShares Buyback AchieversTM Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic

2

Utilities Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Growth Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares NASDAQ Internet Portfolio, PowerShares S&P 500 BuyWrite Portfolio, PowerShares S&P 500® High Quality Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares Zacks Micro Cap Portfolio, invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the respective Underlying Index or Underlying Intellidex that the Fund replicates, concentrates in an industry or group of industries. The PowerShares Water Resources Portfolio will invest at least 25% of the value of its total assets in the water industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(5)  With respect to PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio, invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(6)  With respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares High Yield Equity Dividend AchieversTM Portfolio, borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3 % of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

(7)  With respect to the PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares FTSE RAFI US 1000, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Growth Portfolio, PowerShares Fundamental Pure Small Value Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares S&P 500 High Quality Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares Zacks Micro Cap Portfolio, borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3 % of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

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(8)  With respect to the PowerShares Buyback AchieversTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares NASDAQ Internet Portfolio, PowerShares S&P 500 BuyWrite Portfolio and PowerShares WilderHill Progressive Energy Portfolio, borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3 % of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

(9)  With respect to the PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio, borrow money, except that the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission ("SEC") under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

(10)  Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(11)  Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3 % of the value of the Fund's total assets.

(12)  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(13)  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(14)  Issue senior securities, except as permitted under the 1940 Act.

Except for restrictions (6), (7), (8) and (9), if a Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction. With respect to restrictions (6), (7), (8) and (9), in the event that a Fund's borrowings at any time exceed 33 1/3 % of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings) due to subsequent changes in the value of the Fund's assets or otherwise, within three business days, the Fund will take corrective action to reduce the amount of its borrowings to an extent that such borrowings will not exceed 33 1/3 % of the value of the Fund's total assets (including the amount borrowed) less the Fund's liabilities (other than borrowings).

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a "majority of the Fund's outstanding voting securities." As defined in the 1940 Act, this means the vote of

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(i) 67% or more of the Fund's Shares present at a meeting, if the holders of more than 50% of the Fund's Shares are present or represented by proxy, or (ii) more than 50% of the Fund's Shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund also is subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. Each Fund may not:

(1)  Except for PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio, sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)  With respect to PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio, sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost.

(3)  Except for PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio, purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(4)  With respect to PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio, purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions.

(5)  With respect to PowerShares Global Listed Private Equity Portfolio and the PowerShares Lux Nanotech Portfolio, purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(6)  Except for PowerShares Global Listed Private Equity Portfolio and the PowerShares Lux Nanotech Portfolio, purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

(7)  Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(8)  Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

(9)  With respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares High Yield Equity Dividend AchieversTM Portfolio, enter into futures contracts or related options if more than 30% of the Fund's net assets would be represented by such instruments or more than 5% of the Fund's net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

The investment objective of each Fund is a non-fundamental policy that can be changed by the Board without approval by shareholders.

Each Fund (except PowerShares Buyback AchieversTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Market Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares S&P 500® High Quality Portfolio and PowerShares Water Resources Portfolio) has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest normally at least 80% of its total assets in securities suggested by its name. Each Fund considers

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the securities suggested by its name to be those securities that comprise that Fund's Underlying Index or Underlying Intellidex. Each Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement no longer is met, that Fund will make future investments in a manner that will bring it into compliance with this policy.

INVESTMENT POLICIES AND RISKS

A discussion of each Fund's investment policies and the risks associated with an investment in the Funds is contained in the Funds' Prospectuses in the "Summary Information—Principal Risks of Investing in the Funds" and "Summary Information—Additional Risks" sections applicable to each Fund and the "Additional Information About the Funds' Strategies and Risks" section. The discussion below supplements, and should be read in conjunction with, these sections.

An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund also should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities, and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

The Funds are not actively managed, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the securities a Fund holds unless the respective index provider removes the securities of such issuer from its respective Underlying Index or Underlying Intellidex.

An investment in each Fund also should be made with an understanding that the Fund will not be able to replicate exactly the performance of its Underlying Index or Underlying Intellidex because the total return the securities generate will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its Underlying Index or Underlying Intellidex. In addition, PowerShares Water Resources Portfolio's use of a representative sampling approach may cause the Fund not to be as well correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in such Underlying Index. It is also possible that, for short periods of time, a Fund may not replicate fully the performance of its Underlying Index or Underlying Intellidex due to the temporary unavailability of certain Underlying Index or Underlying Intellidex securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time, because

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the Fund is required to correct such imbalances by means of adjusting the composition of the securities. It also is possible that the composition of a Fund may not replicate exactly the composition of its respective Underlying Index or Underlying Intellidex if the Fund has to adjust its portfolio holdings to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code").

Correlation and Tracking Error. Correlation measures the degree of association between the returns of a Fund and its Underlying Index or Underlying Intellidex. Each Fund seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index or Underlying Intellidex; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at each Fund's fiscal year-end by comparing the Fund's average monthly total returns, before fees and expenses, to its Underlying Index's or Underlying Intellidex's average monthly total returns over the prior one-year period (or since inception if the Fund has been in existence for less than one year). Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index or Underlying Intellidex is to assess the "tracking error" between the two. Tracking error means the variation between each Fund's annual return and the return of its Underlying Index or Underlying Intellidex, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over one-year period(s), by taking the standard deviation of the difference in the Fund's returns versus the Underlying Index's or Underlying Intellidex's returns.

Lending Portfolio Securities. Each of PowerShares CleantechTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares Zacks Micro Cap Portfolio may lend its portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are continuously secured by segregated cash collateral equal to at least 102% of the market value, determined daily, of the loaned securities. Each such Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that the Adviser has determined are in good standing and when, in the Adviser's judgment, the potential income earned would justify the risks.

A Fund will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Adviser determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on the Fund's loaned securities and for which the vote could be material to the Fund. A Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and "gap risk" (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities will be invested, in accordance with a Fund's investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. A Fund will bear any loss on the investment of cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see "Taxes."

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Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which a Fund acquires securities from a third party with the understanding that the seller will repurchase them at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the custodian will hold the securities underlying the repurchase agreement at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's or, if unrated, of comparable quality as the Adviser determines; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. Each Fund, other than PowerShares Global Listed Private Equity Portfolio and PowerShares Lux Nanotech Portfolio, may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies subject to certain exceptions, is limited to, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate. With respect to the PowerShares Global Listed Private Equity Portfolio and PowerShares Lux Nanotech Portfolio, under the 1940 Act, each Fund's investment in investment companies

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is limited to 3% of the total outstanding stock of an issuer, including any stock owned by affiliated persons of the Fund.

Real Estate Investment Trusts ("REITs"). Each Fund may invest in the securities of REITs, which pool investors' funds for investments primarily in real estate properties, to the extent allowed by law. Investment in REITs may be the most practical available means for a Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

REITs generally can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs generally invest a majority of their assets in income-producing real estate properties to generate cash flow from rental income and gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail, industrial, hotel and apartment buildings, self storage, specialty and diversified and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Funds may invest in both publicly and privately traded REITs.

The Funds conceivably could own real estate directly as a result of a default on the securities it owns. Therefore, the Funds may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the values of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operated expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs depend upon management skill, are not diversified and therefore are subject to the risk of financing single or a limited number of projects. Such REITs also are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates also may affect the value of debt securities held by the Funds. By investing in REITs indirectly through the Funds, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Borrowing. Each Fund may borrow money from a bank or another person up to limits set forth in the section "Investment Strategies and Restrictions—Investment Restrictions" to meet shareholder redemptions, for temporary or emergency purposes and for other lawful purposes. Borrowed money will cost a Fund interest expense and/or other fees. The costs of borrowing may reduce a Fund's return. Borrowing also may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations to repay borrowed monies. To the extent that a Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of a Fund's portfolio securities.

Futures and Options. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index or Underlying Intellidex, to facilitate trading or to reduce transaction costs. Each Fund only will enter into futures

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contracts and options on futures contracts that are traded on a U.S. exchange. Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. The custodian will segregate assets committed to futures contracts to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided they claim an exclusion from regulation as a commodity pool operator. Each Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, each Fund currently is not subject to the registration and regulatory requirements of the CEA, and there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectuses and this SAI.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as

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"variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund's existing position in the contract.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund would utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index or Underlying Intellidex. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) potentially is unlimited. No Fund plans to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

The Funds' use futures and options on futures involves the risk of imperfect or even negative correlation to their respective Underlying Index or Underlying Intellidex if the index underlying the futures contract differs from the Underlying Index or Underlying Intellidex.

The Funds also risk loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is minimized substantially because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Swap Agreements. Each fund may enter into swap agreements. PowerShares Global Listed Private Equity Portfolio is the only fund currently using swap agreements, including total return swap agreements. Swap

11

agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements usually will be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

Risks of Swap Agreements. For the PowerShares Global Listed Private Equity Portfolio, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).

In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities, and the non-asset reference could be a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. The payments of the two parties could be made on a net basis.

Total return swaps could result in losses for PowerShares Global Listed Private Equity Portfolio if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. PowerShares Global Listed Private Equity Portfolio may lose money in a total return swap if the counterparty fails to meet its obligations.

PowerShares Global Listed Private Equity Portfolio will earmark or segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the swaps of which it is the seller, marked-to-market on a daily basis.

PORTFOLIO TURNOVER

For the fiscal year ended April 30, 2011, the portfolio turnover rate for each of the following Funds varied significantly from such Fund's portfolio turnover rate for the fiscal year ended April 30, 2010 due to the application of each Fund's respective index methodology:

PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares International Dividend AchieversTM
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares NASDAQ Internet Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares WilderHill Progressive Energy Portfolio

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For the fiscal year ended April 30, 2011, the portfolio turnover rate for each of the following Funds varied significantly from such Fund's portfolio turnover rate for the fiscal year ended April 30, 2010 due to the change of index which the Funds seek to replicate:

PowerShares Fundamental Pure Large Core Portfolio
PowerShares Fundamental Pure Mid Growth Portfolio
PowerShares Fundamental Pure Mid Core Portfolio
PowerShares Fundamental Pure Mid Value Portfolio
PowerShares Fundamental Pure Small Growth Portfolio
PowerShares Fundamental Pure Small Core Portfolio

DISCLOSURE OF PORTFOLIO HOLDINGS

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

The Funds' Form N-Q and Form N-CSR are available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q and Form N-CSR also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds' Form N-Q and Form N-CSR are available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Funds' portfolio holdings. The Board must approve all material amendments to this policy.

The Funds' portfolio holdings are disseminated publicly each day that the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is disseminated publicly each day prior to the opening of the Exchanges via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and The Bank of New York Mellon ("BNYM" or the "Administrator") will not disseminate non-public information concerning the Trust.

Access to information concerning the Funds' portfolio holdings may be permitted at other times to personnel of third-party service providers, including the Funds' custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers' agreements with the Trust on behalf of the Funds.

MANAGEMENT

The primary responsibility of the Board is to represent the interests of the Funds and to provide oversight of the management of the Funds. The Trust currently has seven Trustees. Five Trustees are "non-interested" and have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser (the "Independent Trustees"). The other Trustees (the "Interested Trustees") are affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser, and, as of the date of this SAI, the Fund Complex consists of the Trust and three other exchange-traded fund trusts advised by the Adviser (collectively, the "Fund Family").

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Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Family Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During Past 5 Years
Ronn R. Bagge (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	113	None

Todd J. Barre (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	113	None

Marc M. Kole (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly, Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004).	113	None

Philip M. Nussbaum (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (2004-present)	113	None

Donald H. Wilson (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	113	None

*  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

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The Interested Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustees and the other directorships, if any, held by the Interested Trustees, are shown below.

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Family Overseen by Interested Trustees	Other Directorships Held by Interested Trustees in Past 5 Years
H. Bruce Bond (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco PowerShares Capital Management LLC (2009-Present); formerly Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	113	None

Kevin M. Carome (54) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	113	None

*  This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

Information about the Trust's Officers is shown below:

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (36) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007).

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Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Sheri Morris (47) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	Treasurer	Since 2011	Vice President, Treasurer and Principal Financial Officer, the Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; formerly Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; formerly Assistant Vice President and Assistant Treasurer, the Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Anna Paglia (37) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2011	Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate, Counsel at Barclays Global Investors Ltd. (2004-2006).

Benjamin Fulton (49) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President—Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly, principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001).

Peter Hubbard (29) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2008-Present); formerly, Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren (53) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006).

Todd L. Spillane (52) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046-1173	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional, (N.A.), Inc.—registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly, Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc.—registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company.

*  This is the date an Officer began serving the Trust. Each Officer serves a one-year term, until his successor is elected.

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For each Trustee, the dollar range of equity securities that the Trustee beneficially owned in the Trust and in all registered investment companies the Trustee oversees as of December 31, 2010 is shown below.

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Aerospace & Defense Portfolio	Dollar Range of Equity Securities in the PowerShares Buyback AchieversTM Portfolio	Dollar Range of Equity Securities in the PowerShares CleantechTM Portfolio	Dollar Range of Equity Securities in the PowerShares Dividend AchieversTM Portfolio
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in the PowerShares DWA Technical LeadersTM Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Banking Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Basic Materials Sector Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Biotechnology & Genome Portfolio
Ronn R. Bagge	$50,001-$100,000	None	None	None
Todd J. Barre	None	None	$10,001-$50,000	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Building & Construction Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Consumer Discretionary Sector Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Consumer Staples Sector Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Energy Exploration & Production Portfolio
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Energy Sector Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Financial Sector Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Food & Beverage Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Healthcare Sector Portfolio
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None

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Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Industrials Sector Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Insurance Portfolio	Dollar Range of Equity Securities in PowerShares Dynamic Large Cap Growth Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Large Cap Value Portfolio
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	Over $100,000
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	Over $100,000	Over $100,000
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Leisure and Entertainment Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic MagniQuant Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Market Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Media Portfolio
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	$50,001-$100,000	Over $100,000	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Networking Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Oil & Gas Services Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic OTC Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Pharmaceuticals Portfolio
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	None	$10,001-$50,000	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Retail Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Semiconductors Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Software Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Technology Sector Portfolio
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None

18

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Utilities Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Financial Preferred Portfolio	Dollar Range of Equity Securities in PowerShares FTSE RAFI US 1000 Portfolio	Dollar Range of Equity Securities in the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Ronn R. Bagge	None	$10,001-$50,000	None	$10,001-$50,000
Todd J. Barre	None	None	$10,001-$50,000	$10,001-$50,000
Marc M. Kole	$10,001-$50,000	None	None	None
Philip M. Nussbaum	None	$50,001-$100,000	Over $100,000	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Fundamental Pure Large Core Portfolio	Dollar Range of Equity Securities in the PowerShares Fundamental Pure Large Growth Portfolio	Dollar Range of Equity Securities in the PowerShares Fundamental Pure Large Value Portfolio	Dollar Range of Equity Securities in the PowerShares Fundamental Pure Mid Growth Portfolio
Ronn R. Bagge	None	None	None	None
Todd J. Barre	$10,001-$50,000	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Fundamental Pure Mid Core Portfolio	Dollar Range of Equity Securities in the PowerShares Fundamental Pure Mid Value Portfolio	Dollar Range of Equity Securities in the PowerShares Fundamental Pure Small Growth Portfolio	Dollar Range of Equity Securities in the PowerShares Fundamental Pure Small Core Portfolio
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	Over $100,000	None	None	None
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Fundamental Pure Small Value Portfolio	Dollar Range of Equity Securities in the PowerShares Global Listed Private Equity Portfolio	Dollar Range of Equity Securities in the PowerShares Golden Dragon Halter USX China Portfolio	Dollar Range of Equity Securities in PowerShares High Yield Equity Dividend AchieversTM Portfolio
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	None	$50,001-$100,000	None
Donald H. Wilson	$10,001-$50,000	None	None	$10,001-$50,000
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None

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Name of Trustee	Dollar Range of Equity Securities in the PowerShares International Dividend AchieversTM Portfolio	Dollar Range of Equity Securities in the PowerShares Lux Nanotech Portfolio	Dollar Range of Equity Securities in the PowerShares Morningstar StockInvestor Core Portfolio	Dollar Range of Equity Securities in the PowerShares NASDAQ Internet Portfolio
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	Over $100,000	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in the PowerShares S&P 500 BuyWrite Portfolio	Dollar Range of Equity Securities in PowerShares S&P 500® High Quality Portfolio	Dollar Range of Equity Securities in the PowerShares Water Resources Portfolio	Dollar Range of Equity Securities in the PowerShares WilderHill Clean Energy Portfolio
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	None	Over $100,000	$50,001-$100,000
Donald H. Wilson	None	None	$1-$10,000	None
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in the PowerShares WilderHill Progressive Energy Portfolio	Dollar Range of Equity Securities in the PowerShares Zacks Micro Cap Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Ronn R. Bagge	None	None	Over $100,000
Todd J. Barre	None	None	Over $100,000
Marc M. Kole	None	None	Over $100,000
Philip M. Nussbaum	None	$50,001-$100,000	Over $100,000
Donald H. Wilson	None	None	Over $100,000
H. Bruce Bond	None	None	None
Kevin M. Carome	None	None	None

Under the Trust's deferred compensation plan ("DC Plan"), the amount of compensation that an Independent Trustee defers is adjusted periodically as though an equivalent amount of compensation had been invested in Shares of one or more of the Funds. The dollar range of Shares for Mr. Bagge and Mr. Nussbaum includes Shares of certain Funds in which each of Mr. Bagge and Mr. Nussbaum is deemed to be invested pursuant to the DC Plan, which is described below.

As of December 31, 2010, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Funds.

Board and Committee Structure. As noted above, the Board is responsible for oversight of each Fund, including oversight of the duties performed by the Adviser for each Fund under the investment advisory agreement (the "Investment Advisory Agreement"). The Board generally meets in regularly scheduled meetings five times a year, and may meet more often as required. During the fiscal year ended April 30, 2011, the Board held eight meetings.

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The Board has two standing committees, the Audit Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Messrs. Bagge, Barre, Kole, Nussbaum and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls over financial reporting. During the fiscal year ended April 30, 2011, the Audit Committee held four meetings.

Messrs. Bagge, Barre, Kole, Nussbaum and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption "Shareholder Communications." During the fiscal year ended April 30, 2011, the Nominating and Governance Committee held four meetings.

Mr. Bond, one of the Interested Trustees, serves as chairman of the Board. Mr. Wilson serves as the lead Independent Trustee. The lead Independent Trustee serves as a liaison between, and facilitates communication among, the other Independent Trustees and the Interested Trustees, the Adviser and other service providers with respect to Board matters. The lead Independent Trustee also reviews and provides input on the agendas for Board meetings and serves as chairman for meetings of the Independent Trustees. Mr. Kole serves as chairman of the Audit Committee and Mr. Bagge serves as chairman of the Nominating and Governance Committee. The chairmen of the Audit Committee and Nominating and Governance Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board regularly reviews its Committee structure and membership and believes that the Board's current leadership structure is appropriate based on the assets and number of Funds overseen by the Trustees, the size of the Board and the nature of the Funds' business.

Risk Oversight. Each Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust's other service providers in connection with the management and operations of a Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust's independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding a Fund's investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, a Fund's investment objective, policies and restrictions, and reviews any areas of non-compliance with a Fund's investment policies and restrictions. The Audit Committee monitors the Trust's accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust's Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates' expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to those qualities and based on each Trustee's experience, qualifications and attributes, the

21

following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.

Mr. Bagge has served as a trustee and Chairman of the Nominating and Governance Committee with the Fund Family since 2003. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.

Mr. Barre has served as a trustee with the Fund Family since 2010. He has served as Assistant Professor of Business at Trinity Christian College since 2010. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Mr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Mr. Barre has gained over the course of his career and through his financial industry experience.

Mr. Bond has served as a trustee with the Fund Family since 2003. He founded, and is currently the Chairman of, the Adviser in 2002. Before founding the Adviser, Mr. Bond served as Manager at Nuveen Investments from 1998 to 2002. Prior to his employment at Nuveen Investments, he was Vice President and Regional Sales Manager at First Trust Portfolios L.P., formerly Nike Securities LP. He began his experience in the financial industry as an assistant to the Vice President of Sales at Griffin, Kubik, Stephens and Thompson. The Board considered Mr. Bond's experience with exchange-traded funds and the fact that he was the founder of the Adviser.

Mr. Carome has served as a trustee with the Fund Family since 2010. He has served as the Senior Managing Director and General Counsel of Invesco Ltd. since 2006, and has held various senior executive positions with Invesco Ltd. since 2003. Previously, he served in various positions with Liberty Financial Companies, Inc., including Senior Vice President and General Counsel (2000-2001), General Counsel of certain investment management subsidiaries (1998-2000) and Associate General Counsel (1993-1998). Prior to his employment with Liberty Financial Companies, Inc., Mr. Carome was an associate with Ropes & Gray LLP. The Board considered Mr. Carome's senior executive position with Invesco Ltd.

Mr. Kole has served as a trustee with the Fund Family since 2006 and Chairman of the Audit Committee since 2008. He has been the Chief Financial Officer of Hope Network since 2008. Previously, he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Senior Vice President of Finance of United Healthcare from 2004 to 2005 and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004. The Board has determined that Mr. Kole is an "audit committee financial expert" as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.

Mr. Nussbaum has served as a trustee with the Fund Family since 2003. He has served as the Chairman of Performance Trust Capital Partners since 2004 and was the Executive Vice President of Finance from 1994 to 1999. Mr. Nussbaum also served as Managing Director of the Communication Institute from 2002 to 2003. Prior to joining Performance Trust Capital Partners in 1994, he was a Vice President at Clayton Brown & Associates. Before that, he was a senior examiner with the Financial Markets Unit of the Federal Reserve Bank of Chicago. The Board has determined that Mr. Nussbaum is an "audit committee financial expert" as defined by the SEC. The Board considered the executive, financial, investment and operations experience that Mr. Nussbaum has gained over the course of his career and through his financial industry experience.

Mr. Wilson has served as a trustee with the Fund Family since 2006 and as lead Independent Trustee since 2011. Mr. Wilson has served as the Chairman and Chief Executive Officer of Stone Pillar Advisers, Ltd. since

22

2010. Previously, he was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. The Board has determined that Mr. Wilson is an "audit committee financial expert" as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.

This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees' principal occupations during the past five years or more are shown in the above table.

The trusts in the Fund Family pay each Independent Trustee an annual retainer of $195,000 for his service as a Trustee (the "Retainer"). The Retainer is allocated half pro rata among all of the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Effective January 1, 2011, the lead Independent Trustee receives an additional $40,000 per year and, effective May 1, 2011, the chair of the Audit Committee receives an additional fee of $25,000 per year and the chair of the Nominating and Governance Committee receives an additional fee of $15,000 per year, all allocated in the same manner as the Retainer. Prior to May 1, 2011, each Committee chair received an additional $10,000 per year, allocated in the same manner as the Retainer. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The DC Plan allows each Independent Trustee to defer payment of all, or a portion, of the fees the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return on one to five of the Funds or separate funds of PowerShares Exchange-Traded Fund Trust II that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Funds. The Independent Trustees are not eligible for any pension or profit sharing plan.

The following sets forth the fees paid to each Trustee for the fiscal year ended April 30, 2011:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex (1)
Ronn R. Bagge	$105,884	N/A	$205,000
Todd J. Barre	$100,719	N/A	$195,000
Marc M. Kole	$105,884	N/A	$205,000
Philip M. Nussbaum	$100,719	N/A	$195,000
Donald H. Wilson	$107,606	N/A	$208,333
H. Bruce Bond	N/A	N/A	N/A
Kevin M. Carome	N/A	N/A	N/A

(1)  The amounts shown in this column represent the aggregate compensation paid by all of the funds of the trusts in the Fund Family for the fiscal year ended April 30, 2011 before deferral by the Trustees under the DC Plan. For the fiscal year April 30, 2011, Mr. Bagge deferred 10% of his compensation and Mr. Nussbaum deferred 100% of his compensation, which amounts are reflected in the above table.

As of the date of this SAI, the Trustees and officers of the Trust, as a group, owned less than 1% of each Fund's outstanding Shares.

23

Principal Holders and Control Persons. The following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund's outstanding equity securities as of July 31, 2011:

POWERSHARES DYNAMIC MARKET PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	9.59%
American Enterprise Investment Services Inc. 2178 AXP Financial Center Minneapolis, MN 55474	16.54%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	8.18%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	8.42%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	12.81%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.01%

POWERSHARES DWA TECHNICAL LEADERS PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	17.59%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	6.08%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	12.47%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.72%
Raymond, James & Associates, Inc. 880 Carilion Parkway St. Petersburg, FL 33716	10.08%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	6.54%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	8.29%
Morgan Stanley DW Inc 1585 Broadway New York, NY 10036	6.84%

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POWERSHARES WILDERHILL PROGRESSIVE ENERGY PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	8.41%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.84%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.25%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	13.88%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	8.84%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	9.40%

POWERSHARES MORNINGSTAR STOCKINVESTOR CORE PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	13.77%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	5.54%
National Financial Services LLC 200 Liberty Street New York, NY 10281	15.74%
American Enterprise Investment Services Inc. 2178 AXP Financial Center Minneapolis, MN 55474	15.16%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	12.54%

POWERSHARES GLOBAL LISTED PRIVATE EQUITY PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	5.96%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	7.88%
Wells Fargo Bank, National Association 800 Walnut St. Des Moines, IA 50309	29.13%

25

POWERSHARES DYNAMIC OTC PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	10.35%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	18.13%
American Enterprise Investment Services Inc. 2178 AXP Financial Center Minneapolis, MN 55474	7.37%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	13.83%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	6.58%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.63%

POWERSHARES FINANCIAL PREFERRED PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	12.63%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	12.61%
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.96%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	6.39%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	9.66%
Morgan Stanley DW Inc 1585 Broadway New York, NY 10036	5.04%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.03%

POWERSHARES CLEANTECH PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	15.49%

26

POWERSHARES CLEANTECH PORTFOLIO (continued)

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.66%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	6.63%
Brown Brothers Harriman & Co. 525 Washington Ave Jersey City, NJ 07302	18.05%

POWERSHARES BUYBACK ACHIEVERS PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	15.61%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.05%
American Enterprise Investment Services Inc. 2178 AXP Financial Center Minneapolis, MN 55474	5.25%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	5.02%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	8.46%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	15.84%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.42%

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	7.99%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.82%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	14.70%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	9.73%

27

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS PORTFOLIO (continued)

Name & Address	% Owned
Brown Brothers Harriman & Co. 525 Washington Ave Jersey City, NJ 07302	8.46%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.51%

POWERSHARES DYNAMIC BANKING PORTFOLIO

Name & Address	% Owned
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	8.28%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.37%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	5.34%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.66%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	18.04%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	5.44%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.95%

POWERSHARES DYNAMIC TECHNOLOGY SECTOR PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	15.17%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	17.28%
Morgan Stanley DW Inc 1585 Broadway New York, NY 10036	6.95%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	8.26%
Bank of New York The One Wall Street New York, NY 10286	9.19%

28

POWERSHARES DYNAMIC TECHNOLOGY SECTOR PORTFOLIO (continued)

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	8.45%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	5.03%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.34%

POWERSHARES DYNAMIC HEALTHCARE SECTOR PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	7.15%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	19.92%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.64%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	26.14%
Raymond, James & Associates, Inc. 880 Carilion Parkway St. Petersburg, FL 33716	5.14%

POWERSHARES DYNAMIC INDUSTRIALS SECTOR PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	13.51%
Brown Brothers Harriman & Co. 525 Washington Ave Jersey City, NJ 07302	34.20%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	11.88%

POWERSHARES DYNAMIC FINANCIAL SECTOR PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	21.27%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	12.85%

29

POWERSHARES DYNAMIC FINANCIAL SECTOR PORTFOLIO (continued)

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.88%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	10.73%
Bank of New York The One Wall Street New York, NY 10286	9.77%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	8.39%

POWERSHARES DYNAMIC ENERGY SECTOR PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.76%
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	7.36%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	12.49%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	14.42%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	6.81%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	11.23%

POWERSHARES DYNAMIC CONSUMER STAPLES SECTOR PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	5.79%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	13.13%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	14.57%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.34%

30

POWERSHARES DYNAMIC CONSUMER STAPLES SECTOR PORTFOLIO (continued)

Name & Address	% Owned
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	5.51%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	7.32%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	16.55%

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	16.17%
National Financial Services LLC 200 Liberty Street New York, NY 10281	13.06%
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	7.01%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.67%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	6.91%

POWERSHARES DYNAMIC CONSUMER DISCRETIONARY SECTOR PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	9.24%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	30.09%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	10.48%
Bank of New York The One Wall Street New York, NY 10286	8.45%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	10.66%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.69%

31

POWERSHARES DYNAMIC BASIC MATERIALS SECTOR PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.00%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	16.51%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	5.11%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	29.31%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	9.27%

POWERSHARES FUNDAMENTAL PURE SMALL CORE PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	7.19%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	10.23%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.92%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	11.81%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	17.22%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	13.91%

POWERSHARES FUNDAMENTAL PURE MID CORE PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	5.44%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.99%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	15.15%

32

POWERSHARES FUNDAMENTAL PURE MID CORE PORTFOLIO (continued)

Name & Address	% Owned
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.53%
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	5.12%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	8.81%
Raymond, James & Associates, Inc. 880 Carilion Parkway St. Petersburg, FL 33716	8.84%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	7.38%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	9.45%

POWERSHARES FUNDAMENTAL PURE LARGE CORE PORTFOLIO

Name & Address	% Owned
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	16.43%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.90%
American Enterprise Investment Services Inc. 2178 AXP Financial Center Minneapolis, MN 55474	11.37%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	5.71%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	15.06%

POWERSHARES DYNAMIC MAGNIQUANT PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	32.16%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	10.70%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.08%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	11.26%

33

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	9.86%
Citibank, N.A. 333 W. 34th Street New York, NY 10001	6.40%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.38%
Brown Brothers Harriman & Co. 525 Washington Ave Jersey City, NJ 07302	5.42%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.49%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	7.42%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.24%

POWERSHARES FTSE RAFI US 1500 SMALL-MID PORTFOLIO

Name & Address	% Owned
Bank of America, National Association 100 North Tryon Street Charlotte, NC 28255	6.22%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	6.85%
American Enterprise Investment Services Inc. 2178 AXP Financial Center Minneapolis, MN 55474	5.87%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	6.34%
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	7.41%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	23.03%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.80%

34

POWERSHARES WATER RESOURCES PORTFOLIO

Name & Address	% Owned
Brown Brothers Harriman & Co. 525 Washington Ave Jersey City, NJ 07302	6.83%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	9.78%
Bank of America, National Association 100 North Tryon Street Charlotte, NC 28255	7.93%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	8.03%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.93%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.88%

POWERSHARES FTSE RAFI US 1000 PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	26.23%
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.11%
Bank of New York The One Wall Street New York, NY 10286	7.07%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	5.31%

POWERSHARES DYNAMIC UTILITIES PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	7.73%
National Financial Services LLC 200 Liberty Street New York, NY 10281	58.09%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	8.29%

35

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	17.06%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	10.90%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	9.55%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	22.58%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.64%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.71%

POWERSHARES DYNAMIC RETAIL PORTFOLIO

Name & Address	% Owned
Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302	5.17%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	6.42%
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	7.53%
American Enterprise Investment Services Inc. 2178 AXP Financial Center Minneapolis, MN 55474	5.81%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	7.01%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	9.57%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	13.59%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	7.84%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.43%

36

POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO

Name & Address	% Owned
Brown Brothers Harriman & Co. 525 Washington Ave Jersey City, NJ 07302	6.65%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	10.97%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	15.54%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	7.24%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.72%

POWERSHARES LUX NANOTECH PORTFOLIO

Name & Address	% Owned
Brown Brothers Harriman & Co. 525 Washington Ave Jersey City, NJ 07302	7.90%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	8.36%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.16%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.12%
JPMorgan Chase Bank, National Association 1111 Polaris Pky Columbus, OH 43240	9.63%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	6.03%

POWERSHARES DYNAMIC INSURANCE PORTFOLIO

Name & Address	% Owned
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	7.64%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	8.67%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	8.52%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	10.98%

37

POWERSHARES DYNAMIC INSURANCE PORTFOLIO (continued)

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.78%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	17.07%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.22%
RBC Dain Rauscher Inc. 60 S Sixth St. Minneapolis, MN 55402	5.62%

POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	12.69%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	9.01%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	7.37%
National Financial Services LLC 200 Liberty Street New York, NY 10281	13.73%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.39%

POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.44%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	7.82%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	12.21%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	26.18%

38

POWERSHARES S&P 500 HIGH QUALITY PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	33.06%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.67%
Brown Brothers Harriman & Co. 525 Washington Ave Jersey City, NJ 07302	13.55%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	8.07%

POWERSHARES AEROSPACE & DEFENSE PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	18.40%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.03%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	10.35%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	6.04%
Linsco/Private Ledger Corp. 2810 Coliseum Centre Drive Charlotte, NC 28217	5.25%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	15.42%

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	8.36%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.28%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.90%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	11.88%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	10.63%

39

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO (continued)

Name & Address	% Owned
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	5.36%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	15.30%

POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	5.84%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.75%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.50%
Bank of New York The One Wall Street New York, NY 10286	5.16%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	7.45%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.39%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	19.18%
State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	10.39%

POWERSHARES DIVIDEND ACHIEVERS PORTFOLIO

Name & Address	% Owned
Bank of New York The One Wall Street New York, NY 10286	7.75%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.47%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.50%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	7.88%

40

POWERSHARES DIVIDEND ACHIEVERS PORTFOLIO (continued)

Name & Address	% Owned
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	6.85%
Morgan Stanley DW Inc 1585 Broadway New York, NY 10036	5.64%
Raymond, James & Associates, Inc. 880 Carilion Parkway St. Petersburg, FL 33716	9.84%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	11.32%
Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202	5.23%

POWERSHARES ZACKS MICRO CAP PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	7.84%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.83%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.93%
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	17.59%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	5.08%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.72%

POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT PORTFOLIO

Name & Address	% Owned
Morgan Keegan 50 North Front Street Memphis, TN 38103	10.16%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	10.28%
Raymond, James & Associates, Inc. 880 Carilion Parkway St. Petersburg, FL 33716	5.84%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	6.23%

41

POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT PORTFOLIO (continued)

Name & Address	% Owned
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	6.53%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	12.08%
Fifth Third Bank 38 Fountain Square Cincinnati, OH 45263	9.10%

POWERSHARES DYNAMIC SOFTWARE PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	6.56%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	10.58%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.38%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	15.78%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.27%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	18.10%

POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	6.79%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	12.11%
Morgan Stanley DW Inc 1585 Broadway New York, NY 10036	8.83%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	15.78%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	6.88%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.05%

42

POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	10.87%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.45%
National Financial Services LLC 200 Liberty Street New York, NY 10281	44.91%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	5.38%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.35%

POWERSHARES FUNDAMENTAL PURE MID GROWTH PORTFOLIO

Name & Address	% Owned
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.97%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	9.13%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.20%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	12.32%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	9.97%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	11.17%
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	5.90%

POWERSHARES DYNAMIC NETWORKING PORTFOLIO

Name & Address	% Owned
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.01%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	13.75%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	15.94%

43

POWERSHARES DYNAMIC NETWORKING PORTFOLIO (continued)

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.75%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	8.10%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	9.01%

POWERSHARES DYNAMIC MEDIA PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	11.31%
Brown Brothers Harriman & Co. 525 Washington Ave Jersey City, NJ 07302	54.94%

POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	36.08%
Brown Brothers Harriman & Co. 525 Washington Ave Jersey City, NJ 07302	22.70%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	5.57%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.67%

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO

Name & Address	% Owned
Janney Montgomery Scott Inc. 1801 Market Street Philadelphia, PA 19103	7.01%
Wells Fargo Bank, National Association 800 Walnut St. Des Moines, IA 50309	6.53%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	7.02%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	9.07%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	11.63%

44

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO (continued)

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.82%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	7.38%

POWERSHARES FUNDAMENTAL PURE SMALL VALUE PORTFOLIO

Name & Address	% Owned
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	10.25%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	6.67%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.67%
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	36.93%

POWERSHARES FUNDAMENTAL PURE SMALL GROWTH PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.80%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.40%
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	7.68%
Bank of New York The One Wall Street New York, NY 10286	6.96%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	8.54%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	25.41%

POWERSHARES FUNDAMENTAL PURE MID VALUE PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	11.21%

45

POWERSHARES FUNDAMENTAL PURE MID VALUE PORTFOLIO (continued)

Name & Address	% Owned
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	7.37%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	11.15%
Scott & Stringfellow Capital Management, Inc. 901 East Byrd Street Richmond, VA 23219	5.55%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	10.37%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.24%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	8.54%

POWERSHARES S&P 500 BUYWRITE PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	14.58%
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.63%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	8.57%

POWERSHARES FUNDAMENTAL PURE LARGE VALUE PORTFOLIO

Name & Address	% Owned
Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302	14.29%
Morgan Keegan 50 North Front Street Memphis, TN 38103	77.49%

POWERSHARES FUNDAMENTAL PURE LARGE GROWTH PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	97.27%

POWERSHARES NASDAQ INTERNET PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	19.99%

46

POWERSHARES NASDAQ INTERNET PORTFOLIO (continued)

Name & Address	% Owned
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	11.34%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	10.84%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	10.70%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	6.68%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.96%
Morgan Stanley DW Inc 1585 Broadway New York, NY 10036	5.16%

Shareholder Communications. Shareholders may send communications to the Trust's Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust's office or directly to such Board members at the address specified for each Trustee. Management will review and generally respond to other shareholder communications the Trust receives that are not directly addressed and sent to the Board. Such communications will be forwarded to the Board at management's discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

The Adviser was organized February 7, 2003 and is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Invesco Ltd. is the parent company of the Adviser and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Portfolio Managers. The Adviser uses a team of portfolio managers (the "Portfolio Managers"), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's extensive resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees a team of the Portfolio Managers responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from Joshua Betts, Michael Jeanette, Jeffrey Kernagis, Brian McGreal, Philip Fang and Brian Picken.

As of April 30, 2011, Mr. Hubbard managed 101 registered investment companies with a total of approximately $20.9 billion in assets, 19 other pooled investment vehicles with approximately $1.4 billion in assets and no other accounts.

47

As of April 30, 2011, Mr. Betts managed 24 registered investment companies with a total of approximately $6.4 billion in assets, 18 other pooled investment vehicles with approximately $1.4 billion in assets and no other accounts.

As of April 30, 2011, Mr. Fang managed 11 registered investment companies with a total of approximately $6.7 billion in assets, one other pooled investment vehicle with approximately $2.1 million in assets and no other accounts.

As of April 30, 2011, Mr. Jeanette managed 69 registered investment companies with a total of approximately $10.2 billion in assets, no other pooled investment vehicles and no other accounts.

As of April 30, 2011, Mr. Kernagis managed 13 registered investment companies with a total of approximately $7.0 billion in assets, one other pooled investment vehicle with approximately $2.1 million in assets and no other accounts.

As of April 30, 2011, Mr. McGreal managed 24 registered investment companies with a total of approximately $5.9 billion in assets, 18 other pooled investment vehicles with approximately $1.4 billion in assets and no other accounts.

As of April 30, 2011, Mr. Picken managed 69 registered investment companies with a total of approximately $10.2 billion in assets, no other pooled investment vehicles and no other accounts.

Although the Funds that the Portfolio Managers manage may have different investment strategies, each has a portfolio objective of seeking returns that generally correspond to its Underlying Index or Underlying Intellidex. The Adviser does not believe that management of the different Funds presents a material conflict of interest for the portfolio manager or the Adviser.

Description of Compensation Structure. The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the Compensation Committee may approve the bonus in advance. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

As of April 30, 2011, the dollar ranges of securities of the Funds beneficially owned by Messrs. Betts, Fang, Hubbard, Jeanette, Kernagis, McGreal and Picken in the Trust were $1-$10,000, $10,001-$50,000, none, none, $1-$10,000, none and $1-$10,000, respectively.

The portfolio holdings of Messrs. Betts, Fang, Kernagis and Picken, as of July 31, 2011 in the Funds in which they own securities are shown below.

Joshua Betts

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares WilderHill Clean Energy Portfolio	X

Jeffrey Kernagis

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares WilderHill Clean Energy Portfolio	X
PowerShares Financial Preferred Portfolio	X
PowerShares FTSE RAFI US 1000 Portfolio	X

48

Philip Fang

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares WilderHill Clean Energy Portfolio	X
PowerShares FTSE RAFI US 1000 Portfolio		X
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio		X

Brian Picken

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Aerospace & Defense Portfolio	X
PowerShares Global Listed Private Equity Portfolio	X
PowerShares FTSE RAFI US 1000 Portfolio	X
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	X

Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust (the "Investment Advisory Agreement"), each Fund has agreed to pay an annual advisory fee equal to a percentage of its average daily net assets set forth in the chart below (the "Advisory Fee").

Fund	Advisory Fee
PowerShares Aerospace & Defense Portfolio	0.50% of average daily net assets
PowerShares Buyback AchieversTM Portfolio	0.50% of average daily net assets
PowerShares CleantechTM Portfolio	0.50% of average daily net assets
PowerShares Dividend AchieversTM Portfolio	0.40% of average daily net assets
PowerShares DWA Technical LeadersTM Portfolio	0.50% of average daily net assets
PowerShares Dynamic Banking Portfolio	0.50% of average daily net assets
PowerShares Dynamic Basic Materials Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Biotechnology & Genome Portfolio	0.50% of average daily net assets
PowerShares Dynamic Building & Construction Portfolio	0.50% of average daily net assets
PowerShares Dynamic Consumer Discretionary Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Consumer Staples Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Energy Exploration & Production Portfolio	0.50% of average daily net assets
PowerShares Dynamic Energy Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Financial Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Food & Beverage Portfolio	0.50% of average daily net assets
PowerShares Dynamic Healthcare Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Industrials Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Insurance Portfolio	0.50% of average daily net assets
PowerShares Dynamic Large Cap Growth Portfolio	0.50% of average daily net assets
PowerShares Dynamic Large Cap Value Portfolio	0.50% of average daily net assets
PowerShares Dynamic Leisure and Entertainment Portfolio	0.50% of average daily net assets
PowerShares Dynamic MagniQuant Portfolio	0.50% of average daily net assets
PowerShares Dynamic Market Portfolio	0.50% of average daily net assets
PowerShares Dynamic Media Portfolio	0.50% of average daily net assets
PowerShares Dynamic Networking Portfolio	0.50% of average daily net assets

49

Fund	Advisory Fee
PowerShares Dynamic Oil & Gas Services Portfolio	0.50% of average daily net assets
PowerShares Dynamic OTC Portfolio	0.50% of average daily net assets
PowerShares Dynamic Pharmaceuticals Portfolio	0.50% of average daily net assets
PowerShares Dynamic Retail Portfolio	0.50% of average daily net assets
PowerShares Dynamic Semiconductors Portfolio	0.50% of average daily net assets
PowerShares Dynamic Software Portfolio	0.50% of average daily net assets
PowerShares Dynamic Technology Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Utilities Portfolio	0.50% of average daily net assets
PowerShares Financial Preferred Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI US 1000 Portfolio	0.29% of average daily net assets
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	0.29% of average daily net assets
PowerShares Fundamental Pure Large Core Portfolio*	0.29% of average daily net assets
PowerShares Fundamental Pure Large Growth Portfolio	0.29% of average daily net assets
PowerShares Fundamental Pure Large Value Portfolio	0.29% of average daily net assets
PowerShares Fundamental Pure Mid Growth Portfolio*	0.29% of average daily net assets
PowerShares Fundamental Pure Mid Core Portfolio*	0.29% of average daily net assets
PowerShares Fundamental Pure Mid Value Portfolio*	0.29% of average daily net assets
PowerShares Fundamental Pure Small Growth Portfolio*	0.29% of average daily net assets
PowerShares Fundamental Pure Small Core Portfolio*	0.29% of average daily net assets
PowerShares Fundamental Pure Small Value Portfolio*	0.29% of average daily net assets
PowerShares Global Listed Private Equity Portfolio	0.50% of average daily net assets
PowerShares Golden Dragon Halter USX China Portfolio	0.50% of average daily net assets
PowerShares High Yield Equity Dividend AchieversTM Portfolio	0.40% of average daily net assets
PowerShares International Dividend AchieversTM Portfolio	0.40% of average daily net assets
PowerShares Lux Nanotech Portfolio	0.50% of average daily net assets
PowerShares Morningstar StockInvestor Core Portfolio	0.50% of average daily net assets
PowerShares NASDAQ Internet Portfolio	0.60% of average daily net assets
PowerShares S&P 500 BuyWrite Portfolio	0.75% of average daily net assets
PowerShares S&P 500® High Quality Portfolio	0.50% of average daily net assets
PowerShares Water Resources Portfolio	0.50% of average daily net assets
PowerShares WilderHill Clean Energy Portfolio	0.50% of average daily net assets
PowerShares WilderHill Progressive Energy Portfolio	0.50% of average daily net assets
PowerShares Zacks Micro Cap Portfolio	0.50% of average daily net assets

*  Prior to June 16, 2011, each Fund's annual management fee was 0.50% of the Fund's average daily net assets.

Each Fund (except for the PowerShares NASDAQ Internet Portfolio and PowerShares S&P 500 BuyWrite Portfolio) is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

50

PowerShares NASDAQ Internet Portfolio and PowerShares S&P 500 BuyWrite Portfolio each pay the Adviser a unitary management fee equal to 0.60% and 0.75% of each Fund's average daily net assets, respectively. Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Adviser's unitary management fee is designed to pay PowerShares NASDAQ Internet Portfolio's and PowerShares S&P 500 BuyWrite Portfolio's expenses, respectively, and to compensate the Adviser for providing services for each Fund.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive for all Funds (except PowerShares NASDAQ Internet Portfolio and PowerShares S&P 500 BuyWrite Portfolio) fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) (for PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares S&P 500® High Quality Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Growth Portfolio, PowerShares Fundamental Pure Small Core Portfolio and PowerShares Fundamental Pure Small Value Portfolio sub-licensing fees are not excluded. For PowerShares Dynamic Market Portfolio and PowerShares OTC Portfolio offering costs and sub-licensing fees are not excluded) from exceeding the percentage of its average net assets set forth in the chart below (the "Expense Cap"), at least until August 31, 2012.

The offering costs excluded from the Expense Cap set forth below for each Fund (except for PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio) are: (a) initial legal fees pertaining to the Fund's Shares offered for sale; (b) initial SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses that the Adviser bears are subject to recapture by the Adviser (other than for PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio) for up to three years from the date that the Adviser bore the fee or expense, but no recapture payment will be made by each Fund if it would result in the Fund exceeding its Expense Cap.

Fund	Expense Cap
PowerShares Aerospace & Defense Portfolio	0.60% of average net assets
PowerShares Buyback AchieversTM Portfolio	0.60% of average net assets
PowerShares CleantechTM Portfolio	0.60% of average net assets
PowerShares Dividend AchieversTM Portfolio	0.50% of average net assets
PowerShares DWA Technical LeadersTM Portfolio	0.60% of average net assets
PowerShares Dynamic Banking Portfolio	0.60% of average net assets
PowerShares Dynamic Basic Materials Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Biotechnology & Genome Portfolio	0.60% of average net assets
PowerShares Dynamic Building & Construction Portfolio	0.60% of average net assets
PowerShares Dynamic Consumer Discretionary Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Consumer Staples Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Energy Exploration & Production Portfolio	0.60% of average net assets
PowerShares Dynamic Energy Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Financial Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Food & Beverage Portfolio	0.60% of average net assets

51

Fund	Expense Cap
PowerShares Dynamic Healthcare Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Industrials Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Insurance Portfolio	0.60% of average net assets
PowerShares Dynamic Large Cap Growth Portfolio	0.60% of average net assets
PowerShares Dynamic Large Cap Value Portfolio	0.60% of average net assets
PowerShares Dynamic Leisure and Entertainment Portfolio	0.60% of average net assets
PowerShares Dynamic MagniQuant Portfolio	0.60% of average net assets
PowerShares Dynamic Market Portfolio	0.60% of average net assets
PowerShares Dynamic Media Portfolio	0.60% of average net assets
PowerShares Dynamic Networking Portfolio	0.60% of average net assets
PowerShares Dynamic Oil & Gas Services Portfolio	0.60% of average net assets
PowerShares Dynamic OTC Portfolio	0.60% of average net assets
PowerShares Dynamic Pharmaceuticals Portfolio	0.60% of average net assets
PowerShares Dynamic Retail Portfolio	0.60% of average net assets
PowerShares Dynamic Semiconductors Portfolio	0.60% of average net assets
PowerShares Dynamic Software Portfolio	0.60% of average net assets
PowerShares Dynamic Technology Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Utilities Portfolio	0.60% of average net assets
PowerShares Financial Preferred Portfolio	0.60% of average net assets
PowerShares FTSE RAFI US 1000 Portfolio	0.39% of average net assets*
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	0.39% of average net assets*
PowerShares Fundamental Pure Large Core Portfolio*	0.39% of average net assets
PowerShares Fundamental Pure Large Growth Portfolio	0.39% of average net assets
PowerShares Fundamental Pure Large Value Portfolio	0.39% of average net assets
PowerShares Fundamental Pure Mid Growth Portfolio***	0.39% of average net assets
PowerShares Fundamental Pure Mid Core Portfolio***	0.39% of average net assets
PowerShares Fundamental Pure Mid Value Portfolio***	0.39% of average net assets
PowerShares Fundamental Pure Small Growth Portfolio***	0.39% of average net assets
PowerShares Fundamental Pure Small Core Portfolio***	0.39% of average net assets
PowerShares Fundamental Pure Small Value Portfolio***	0.39% of average net assets
PowerShares Global Listed Private Equity Portfolio	0.60% of average net assets
PowerShares Golden Dragon Halter USX China Portfolio	0.60% of average net assets
PowerShares High Yield Equity Dividend AchieversTM Portfolio	0.50% of average net assets
PowerShares International Dividend AchieversTM Portfolio	0.50% of average net assets
PowerShares Lux Nanotech Portfolio	0.60% of average net assets
PowerShares Morningstar StockInvestor Core Portfolio	0.50% of average net assets**
PowerShares NASDAQ Internet Portfolio****	N/A
PowerShares S&P 500® BuyWrite Portfolio****	N/A
PowerShares S&P 500® High Quality Portfolio	0.50% of average net assets**

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Fund	Expense Cap
PowerShares Water Resources Portfolio	0.60% of average net assets
PowerShares WilderHill Clean Energy Portfolio	0.60% of average net assets
PowerShares WilderHill Progressive Energy Portfolio	0.60% of average net assets
PowerShares Zacks Micro Cap Portfolio	0.60% of average net assets

*  Prior to November 1, 2008, the Adviser agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.60% of average daily net assets. Prior to November 1, 2008, the sub-licensing fees were excluded from the Expense Cap.

**  Prior to July 1, 2010, the Adviser agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.60% of average daily net assets.

***  Prior to June 16, 2011 each Fund's Expense Cap was 0.60% and excluded sub-licensing fees.

****  The Fund has no expense cap and instead pays a unitary management fee to the Adviser, out of which the Adviser pays substantially all of the Fund's expenses.

A Fund's operating expenses used in determining whether the Fund meets or exceeds its Expense Cap do not include any "Acquired Fund Fees and Expenses" borne directly by the Fund. Acquired Fund Fees and Expenses reflect the pro rata share of the fees and expenses, including management fees, of the investment company or companies in which a Fund invests. While such expenses are not direct operating expenses of a Fund, the Fund is required to include any Acquired Fund Fees and Expenses in the "Total Annual Fund Operating Expenses" shown in its Prospectus fee table. As a result, the "Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption" displayed in the summary section applicable to each Fund in the Funds' Prospectuses may exceed the Fund's Expense Cap.

The aggregate amount of the Advisory Fees paid by each Fund to the Adviser and the aggregate amount of Advisory Fees waived by the Adviser (net of expenses reimbursed to the Adviser under the Expense Agreement) for each Fund's fiscal years ended April 30, 2009, 2010 and 2011 are set forth in the chart below.

	Advisory Fees Paid for the Fiscal Year Ended			(Waivers) and/or Recapture for the Fiscal Year Ended
	April 30, 2009	April 30, 2010	April 30, 2011	April 30, 2009	April 30, 2010	April 30, 2011	Date of Commencement of Operations
PowerShares Aerospace & Defense Portfolio	$805,647	$638,835	$557,769	($11,656)	($35,132)	($81,095)	10/26/05
PowerShares Buyback AchieversTM Portfolio	$209,192	$167,787	$181,136	($91,605)	($91,435)	($110,403)	12/20/06
PowerShares CleantechTM Portfolio	$571,846	$697,837	$731,402	($66,705)	($54,925)	$92,835	10/24/06
PowerShares Dividend AchieversTM Portfolio	$283,809	$416,862	$712,707	($98,989)	($44,165)	($21,850)	9/15/05
PowerShares DWA Technical LeadersTM Portfolio	$1,315,339	$651,728	$1,276,503	$21,472	($43,037)	$18,650	3/1/07
PowerShares Dynamic Banking Portfolio	$544,048	$146,295	$126,087	($77,300)	($123,728)	($130,655)	10/12/06
PowerShares Dynamic Basic Materials Sector Portfolio	$140,028	$170,612	$316,209	($90,201)	($89,108)	($90,181)	10/12/06
PowerShares Dynamic Biotechnology & Genome Portfolio	$936,718	$905,585	$936,313	$9,388	$27,697	($36,628)	6/23/05
PowerShares Dynamic Building & Construction Portfolio	$121,410	$262,725	$205,532	($104,483)	($70,889)	($113,361)	10/26/05
PowerShares Dynamic Consumer Discretionary Sector Portfolio	$49,691	$76,276	$98,746	($103,099)	($102,087)	($117,064)	10/12/06

53

	Advisory Fees Paid for the Fiscal Year Ended			(Waivers) and/or Recapture for the Fiscal Year Ended
	April 30, 2009	April 30, 2010	April 30, 2011	April 30, 2009	April 30, 2010	April 30, 2011	Date of Commencement of Operations
PowerShares Dynamic Consumer Staples Sector Portfolio	$155,298	$197,324	$190,981	($91,015)	($87,640)	($109,908)	10/12/06
PowerShares Dynamic Energy Exploration & Production Portfolio	$452,351	$286,505	$365,447	($50,362)	($76,453)	($92,366)	10/26/05
PowerShares Dynamic Energy Sector Portfolio	$137,746	$164,650	$413,837	($91,764)	($91,813)	($74,227)	10/12/06
PowerShares Dynamic Financial Sector Portfolio	$100,674	$86,263	$91,322	($97,127)	($104,373)	($119,238)	10/12/06
PowerShares Dynamic Food & Beverage Portfolio	$394,573	$301,837	$462,290	($62,271)	($66,726)	($75,695)	6/23/05
PowerShares Dynamic Healthcare Sector Portfolio	$464,267	$439,268	$305,534	($53,889)	($57,629)	($112,530)	10/12/06
PowerShares Dynamic Industrials Sector Portfolio	$260,664	$259,189	$235,184	($82,709)	($87,408)	($103,158)	10/12/06
PowerShares Dynamic Insurance Portfolio	$144,737	$93,480	$85,367	($101,778)	($112,112)	($124,433)	10/26/05
PowerShares Dynamic Large Cap Growth Portfolio	$2,169,170	$1,337,294	$1,009,836	$46,729	$0	($25,671)	3/3/05
PowerShares Dynamic Large Cap Value Portfolio	$1,188,000	$1,577,934	$1,759,705	$50,808	$92,287	($976)	3/3/05
PowerShares Dynamic Leisure and Entertainment Portfolio	$54,412	$111,018	$295,565	($111,335)	($94,760)	($89,979)	6/23/05
PowerShares Dynamic MagniQuant Portfolio	$215,277	$149,475	$139,660	($95,976)	($99,281)	($121,412)	10/12/06
PowerShares Dynamic Market Portfolio	$2,059,695	$1,315,446	$950,434	($7,816)	($12,917)	($80,701)	5/1/03
PowerShares Dynamic Media Portfolio	$89,850	$248,608	$497,074	($105,876)	($70,642)	($63,139)	6/23/05
PowerShares Dynamic Networking Portfolio	$42,744	$140,328	$487,650	($110,045)	($90,724)	($68,612)	6/23/05
PowerShares Dynamic Oil & Gas Services Portfolio	$1,184,457	$917,588	$938,179	$24,216	($327)	($29,847)	10/26/05
PowerShares Dynamic OTC Portfolio	$323,262	$204,404	$186,228	($97,567)	($101,882)	($115,449)	5/1/03
PowerShares Dynamic Pharmaceuticals Portfolio	$624,605	$342,814	$359,152	($42,273)	($73,868)	($91,158)	6/23/05
PowerShares Dynamic Retail Portfolio	$119,065	$179,830	$62,054	($107,809)	($93,665)	($123,788)	10/26/05
PowerShares Dynamic Semiconductors Portfolio	$229,464	$173,649	$164,692	($85,089)	($92,098)	($113,566)	6/23/05
PowerShares Dynamic Software Portfolio	$146,805	$277,010	$322,205	($98,470)	($69,201)	($88,387)	6/23/05
PowerShares Dynamic Technology Sector Portfolio	$173,553	$174,405	$197,108	($84,832)	($87,323)	($102,829)	10/12/06
PowerShares Dynamic Utilities Portfolio	$228,403	$154,983	$204,304	($87,650)	($98,256)	($106,647)	10/26/05
PowerShares Financial Preferred Portfolio	$1,913,359	$6,830,817	$8,737,380	$60,049	($16,650)	($11,307)	12/1/06
PowerShares FTSE RAFI US 1000 Portfolio	$2,344,410	$1,492,728	$2,453,188	($98,922)	($299,332)	($439,944)	12/19/05
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	$429,123	$485,570	$960,772	($217,994)	($195,556)	($240,876)	9/20/06

54

	Advisory Fees Paid for the Fiscal Year Ended			(Waivers) and/or Recapture for the Fiscal Year Ended
	April 30, 2009	April 30, 2010	April 30, 2011	April 30, 2009	April 30, 2010	April 30, 2011	Date of Commencement of Operations
PowerShares Fundamental Pure Large Core Portfolio	$153,981	191,981	$165,216	($86,975)	($87,338)	($112,727)	12/1/06
PowerShares Fundamental Pure Large Growth Portfolio*	N/A	N/A	N/A	N/A	N/A	N/A	5/25/11
PowerShares Fundamental Pure Large Value Portfolio*	N/A	N/A	N/A	N/A	N/A	N/A	5/25/11
PowerShares Fundamental Pure Mid Core Portfolio	$95,334	$109,792	$108,330	($98,727)	($100,746)	($120,297)	12/1/06
PowerShares Fundamental Pure Mid Growth Portfolio	$1,269,358	$658,924	$582,335	$48,844	($35,946)	($67,548)	3/3/05
PowerShares Fundamental Pure Mid Value Portfolio	$273,120	$212,719	$198,084	($82,973)	($88,952)	($110,527)	3/3/05
PowerShares Fundamental Pure Small Core Portfolio	$75,181	$86,009	$84,735	($105,230)	($104,162)	($128,192)	12/1/06
PowerShares Fundamental Pure Small Growth Portfolio	$205,899	$160,859	$189,169	($95,761)	($100,066)	($112,773)	3/3/05
PowerShares Fundamental Pure Small Value Portfolio	$379,806	$340,392	$321,279	($72,695)	($74,209)	($106,105)	3/3/05
PowerShares Global Listed Private Equity Portfolio	$405,010	$744,150	$1,457,668	($63,581)	($25,321)	($62,533)	10/24/06
PowerShares Golden Dragon Halter USX China Portfolio	$1,597,741	$2,135,427	$2,161,604	($74,560)	($53,336)	($94,478)	12/9/04
PowerShares High Yield Equity Dividend AchieversTM Portfolio	$512,151	$423,163	$652,458	($20,713)	($50,903)	($40,549)	12/9/04
PowerShares International Dividend AchieversTM Portfolio	$1,491,518	$1,451,325	$1,775,241	$18,082	($2,335)	($293)	9/15/05
PowerShares Lux Nanotech Portfolio	$290,537	$267,285	$225,001	($112,662)	($78,778)	($111,968)	10/26/05
PowerShares Morningstar StockInvestor Core Portfolio	$185,971	$125,923	$88,853	($90,165)	($97,515)	($190,327)	12/1/06
PowerShares NASDAQ Internet Portfolio**	$9,005	$57,128	$155,463	N/A	N/A	N/A	6/10/08
PowerShares S&P 500® BuyWrite Portfolio**	$341,560	$961,691	$1,110,109	N/A	N/A	N/A	12/19/07
PowerShares S&P 500® High Quality Portfolio	$599,540	$346,695	$444,269	($26,520)	($67,391)	($257,139)	12/6/05
PowerShares Water Resources Portfolio	$8,422,923	$6,554,623	$5,765,805	$75,183	$0	($11,685)	12/6/05
PowerShares WilderHill Clean Energy Portfolio	$4,760,677	$3,673,654	$2,761,318	$170	($28,116)	($20,008)	3/3/05
PowerShares WilderHill Progressive Energy Portfolio	$249,269	$266,050	$299,969	($77,906)	($75,069)	($97,636)	10/24/06
PowerShares Zacks Micro Cap Portfolio	$328,393	$242,462	$380,218	($105,004)	($109,697)	($115,423)	8/18/05

*  The Fund commenced operations after the completion of the Trust's fiscal year ended April 30, 2011. As such, the Fund did not pay any advisory fees for any of the past three fiscal years.

**  The Fund does not have a fee waiver in place and instead pays a unitary management fee to the Adviser, out of which the Adviser pays substantially all of the Fund's expenses.

55

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Funds and manages the investment of the Funds' assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 30, 2012, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

Administrator. BNYM serves as administrator for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286.

BNYM serves as Administrator pursuant to an administrative services agreement (the "Administrative Services Agreement") with the Trust. Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. BNYM generally will assist in all aspects of the Trust's and the Funds' operations, including supply and maintain office facilities (which may be in BNYM's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC; supply supporting documentation for meetings of the Board, provide monitoring reports and assistance regarding compliance with the Declaration of Trust (the "Declaration"), by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Pursuant to the Administrative Services Agreement, each Fund has agreed to pay an annual administrative services fee equal to the greater of 0.03% of its average daily net assets or the minimum annual fee of $75,000. The aggregate amount of the administrative fee paid by each Fund to BNYM during each Fund's fiscal years ended April 30, 2009, 2010 and 2011 are set forth in the chart below. The Administrative Services Agreement provides that the highest administrative services fee each Fund will pay is equal to (1) 0.05% of the Trust's average daily net assets or (2) the minimum annual fee of up to $115,000. Effective June 1, 2009, a fee reduction of approximately $1.2 million per year over a five-year period will be applied to all domestic Invesco accounts, including the Trust and the other trusts in the Fund Family that BNYM services.

	Administrative Fees Paid for the Fiscal Year Ended
Fund	April 30, 2009	April 30, 2010	April 30, 2011
PowerShares Aerospace & Defense Portfolio	$74,778	$64,668	$68,240
PowerShares Buyback AchieversTM Portfolio	$74,983	$64,668	$68,240
PowerShares CleantechTM Portfolio	$74,983	$64,668	$68,240
PowerShares Dividend AchieversTM Portfolio	$74,983	$64,668	$68,240
PowerShares DWA Technical LeadersTM Portfolio	$84,147	$69,995	$74,979
PowerShares Dynamic Banking Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Basic Materials Sector Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Biotechnology & Genome Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Building & Construction Portfolio	$74,983	$64,668	$68,241
PowerShares Dynamic Consumer Discretionary Sector Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Consumer Staples Sector Portfolio	$74,983	$64,668	$68,240

56

	Administrative Fees Paid for the Fiscal Year Ended
Fund	April 30, 2009	April 30, 2010	April 30, 2011
PowerShares Dynamic Energy Exploration & Production Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Energy Sector Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Financial Sector Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Food & Beverage Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Healthcare Sector Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Industrials Sector Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Insurance Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Large Cap Growth Portfolio	$125,952	$68,080	$68,240
PowerShares Dynamic Large Cap Value Portfolio	$75,264	$77,291	$85,772
PowerShares Dynamic Leisure and Entertainment Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic MagniQuant Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Market Portfolio	$119,396	$66,587	$68,240
PowerShares Dynamic Media Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Networking Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Oil & Gas Services Portfolio	$85,597	$65,613	$68,240
PowerShares Dynamic OTC Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Pharmaceuticals Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Retail Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Semiconductors Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Software Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Technology Sector Portfolio	$74,983	$64,668	$68,240
PowerShares Dynamic Utilities Portfolio	$74,983	$64,668	$68,240
PowerShares Financial Preferred Portfolio	$111,866	$337,045	$427,715
PowerShares FTSE RAFI US 1000 Portfolio	$158,102	$125,747	$205,782
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	$74,983	$64,668	$82,804
PowerShares Fundamental Pure Large Core Portfolio	$74,983	$64,668	$68,240
PowerShares Fundamental Pure Large Growth Portfolio*	N/A	N/A	N/A
PowerShares Fundamental Pure Large Value Portfolio*	N/A	N/A	N/A
PowerShares Fundamental Pure Mid Growth Portfolio	$83,071	$71,034	$68,240
PowerShares Fundamental Pure Mid Value Portfolio	$74,983	$64,668	$68,240
PowerShares Fundamental Pure Mid Core Portfolio	$74,983	$64,668	$68,240
PowerShares Fundamental Pure Small Growth Portfolio	$74,983	$64,668	$68,241
PowerShares Fundamental Pure Small Value Portfolio	$74,983	$64,668	$68,240
PowerShares Fundamental Pure Small Core Portfolio	$74,983	$64,668	$68,240
PowerShares Global Listed Private Equity Portfolio	$74,983	$64,668	$75,639
PowerShares Golden Dragon Halter USX China Portfolio	$96,051	$104,245	$105,520
PowerShares High Yield Equity Dividend AchieversTM Portfolio	$74,983	$64,668	$68,240
PowerShares International Dividend AchieversTM Portfolio	$108,918	$88,066	$108,267
PowerShares Lux Nanotech Portfolio	$74,983	$64,668	$68,241
PowerShares Morningstar StockInvestor Core Portfolio	$74,983	$64,668	$68,240
PowerShares NASDAQ Internet Portfolio**	N/A	N/A	N/A
PowerShares S&P 500 BuyWrite Portfolio**	N/A	N/A	N/A
PowerShares S&P 500® High Quality Portfolio	$74,983	$64,668	$68,240
PowerShares Water Resources Portfolio	$490,335	$321,532	$281,977
PowerShares WilderHill Clean Energy Portfolio	$275,134	$181,644	$134,886
PowerShares WilderHill Progressive Energy Portfolio	$74,983	$64,668	$68,240
PowerShares Zacks Micro Cap Portfolio	$74,983	$64,668	$68,240

*  The Fund commenced operations after the completion of the Trust's fiscal year ended April 30, 2011. As such, the Fund did not pay any administrative services fees for any of the past three fiscal years.

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**  The Fund pays a unitary management fee to the Adviser, out of which the Adviser pays substantially all of the Fund's expenses, and therefore does not pay separate administrative fees.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM, located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a custodian agreement (the "Custodian Agreement"). As custodian, BNYM holds the Funds' assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent for the Funds pursuant to a transfer agency agreement (the "Transfer Agency Agreement"). Further, BNYM serves as Fund accounting agent pursuant to a fund accounting agreement (the "Fund Accounting Agreement"). BNYM may be reimbursed by the Funds for its out-of-pocket expenses.

Pursuant to the Custodian Agreement between BNYM and the Trust, each Fund has agreed to pay the higher of: (1) an annual custody fee of up to 0.00675% of the Trust's average daily net assets that will be allocated among the Funds based on each Fund's average daily net assets; and (2) the minimum annual fee of $3,600.

Pursuant to the Transfer Agency Agreement between BNYM and the Trust, each Fund has agreed to an annual minimum transfer agency fee of $2,400.

Pursuant to the Administrative Services Agreement and the Fund Accounting Agreement between BNYM and the Trust, each Fund has agreed to pay a combined annual accounting and administrative services fee of 0.05% of its average daily net assets or the minimum annual fee of $75,000, whichever is higher.

Distributor. Invesco Distributors, Inc. (the "Distributor") is the distributor of the Funds' Shares. Its principal address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the "Distribution Agreement") with the Trust pursuant to which it distributes the Funds' Shares. Each Fund continuously offers Shares for sale through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Unit Aggregations."

Securities Lending Agents. Brown Brothers Harriman & Co. ("BBH") acts as the securities lending agent for PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares International Dividend AchieversTM Portfolio and PowerShares Water Resources Portfolio, and Citibank N.A. ("Citi") acts as the securities lending agent for PowerShares CleantechTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares Zacks Micro Cap Portfolio. In their capacity as securities lending agents, each of BBH and Citi, among other things, enters into and maintains securities loan agreements with borrowers, negotiates fees with borrowers, delivers securities to borrowers, receives collateral from borrowers in connection with each loan, holds and safekeeps the collateral on behalf of the applicable Fund and invests the cash collateral in accordance with the Adviser's instructions. The securities lending agents will receive fees from each applicable Fund and such fee will be calculated on, and deducted from, that Fund's securities lending revenues. The Adviser does not receive any fees as a result of the Funds implementing the securities lending program.

Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus (or the Summary Prospectus) and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor also may enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of the Funds' Shares. Such Soliciting Dealers also may be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

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Index Providers. Set forth below is a list of each Fund and the Underlying Index or Underlying Intellidex upon which it is based.

Fund	Underlying Index or Underlying Intellidex
PowerShares Aerospace & Defense Portfolio	SPADETM Defense Index
PowerShares Buyback AchieversTM Portfolio	Share BuyBack AchieversTM Index
PowerShares CleantechTM Portfolio	The Cleantech IndexTM
PowerShares Dividend AchieversTM Portfolio	Broad Dividend AchieversTM Index
PowerShares DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index
PowerShares Dynamic Banking Portfolio	Dynamic Banking IntellidexSM Index
PowerShares Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index
PowerShares Dynamic Biotechnology & Genome Portfolio	Dynamic Biotechnology & Genome IntellidexSM Index
PowerShares Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index
PowerShares Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector Intellidex SM Index
PowerShares Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index
PowerShares Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production Intellidex SM Index
PowerShares Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index
PowerShares Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index
PowerShares Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index
PowerShares Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index
PowerShares Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector IntellidexSM Index
PowerShares Dynamic Insurance Portfolio	Dynamic Insurance IntellidexSM Index
PowerShares Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index
PowerShares Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index
PowerShares Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure and Entertainment IntellidexSM Index
PowerShares Dynamic MagniQuant Portfolio	Dynamic Top 200 IntellidexSM Index
PowerShares Dynamic Market Portfolio	Dynamic Market IntellidexSM Index
PowerShares Dynamic Media Portfolio	Dynamic Media IntellidexSM Index
PowerShares Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index
PowerShares Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index
PowerShares Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index
PowerShares Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceuticals IntellidexSM Index
PowerShares Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index
PowerShares Dynamic Semiconductors Portfolio	Dynamic Semiconductors IntellidexSM Index
PowerShares Dynamic Software Portfolio	Dynamic Software IntellidexSM Index
PowerShares Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index
PowerShares Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index
PowerShares Financial Preferred Portfolio	Wells Fargo® Hybrid & Preferred Financial Index
PowerShares FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index

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Fund	Underlying Index or Underlying Intellidex
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI US 1500 Small-Mid Index
PowerShares Fundamental Pure Large Core Portfolio	RAFI® Fundamental Large Core Index
PowerShares Fundamental Pure Mid Growth Portfolio	RAFI® Fundamental Mid Growth Index
PowerShares Fundamental Pure Mid Core Portfolio	RAFI® Fundamental Mid Core Index
PowerShares Fundamental Pure Mid Value Portfolio	RAFI® Fundamental Mid Value Index
PowerShares Fundamental Pure Small Growth Portfolio	RAFI® Fundamental Small Growth Index
PowerShares Fundamental Pure Small Core Portfolio	RAFI® Fundamental Small Core Index
PowerShares Fundamental Pure Small Value Portfolio	RAFI® Fundamental Small Value Index
PowerShares Fundamental Pure Large Growth Portfolio	RAFI® Fundamental Large Growth Index
PowerShares Fundamental Pure Large Value Portfolio	RAFI® Fundamental Large Value Index
PowerShares Global Listed Private Equity Portfolio	Red Rocks Global Listed Private Equity IndexSM
PowerShares Golden Dragon Halter USX China Portfolio	Halter USX China IndexSM
PowerShares High Yield Equity Dividend AchieversTM Portfolio	Mergent Dividend AchieversTM 50 Index
PowerShares International Dividend AchieversTM Portfolio	International Dividend AchieversTM Index
PowerShares Lux Nanotech Portfolio	Lux Nanotech IndexTM
PowerShares Morningstar StockInvestor Core Portfolio	Morningstar® StockInvestor Core IndexSM
PowerShares NASDAQ Internet Portfolio	NASDAQ Internet IndexSM
PowerShares S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite Index
PowerShares S&P 500® High Quality Portfolio	S&P 500® High Quality Rankings Index
PowerShares Water Resources Portfolio	Palisades Water Index
PowerShares WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index
PowerShares WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index
PowerShares Zacks Micro Cap Portfolio	Zacks Micro Cap IndexTM

Disclaimers. The only relationships that NYSE Arca has with the Adviser or Distributor of PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio or PowerShares Dynamic Utilities Portfolio in connection with the Funds are that NYSE Arca has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Intellidexes and the names of the Underlying Intellidexes; and NYSE Arca lists the Shares of the Funds pursuant to its Listing Agreement with the Trust. The Underlying Intellidexes are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. NYSE Arca has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Intellidexes. NYSE Arca is not responsible for and has not

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participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

NYSE ARCA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INTELLIDEXES. NYSE ARCA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. NYSE ARCA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INTELLIDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NYSE ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INTELLIDEXES, EVEN IF NYSE ARCA IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Cleantech is the Index Provider for PowerShares CleantechTM Portfolio. There is no relationship between Cleantech and the Distributor, the Adviser or the Trust other than a license by Cleantech to the Adviser of certain Cleantech trademarks and trade names, and The Cleantech IndexTM, for use by the Distributor, the Adviser and the Trust. Such trademarks, tradenames and The Cleantech IndexTM have been created and developed by Cleantech without regard to the Distributor, the Adviser, the Trust, their businesses, the Fund and/or any prospective investor.

Cleantech makes no representation or warranty, express or implied, to the owners of fund shares or any member of the public regarding the advisability of investing in securities generally or in shares particularly. Cleantech's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Cleantech trademarks and trade names of Cleantech and The Cleantech IndexTM, which are composed by Cleantech without regard to the Distributor, the Adviser or the Trust.

The Underlying Index is selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of shares. Cleantech has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of shares into consideration in determining, composing or calculating the Underlying Index. Cleantech is not responsible for and have not participated in the determination of the prices and amount of shares or the timing of the issuance or sale of shares or in the determination of any financial calculations relating thereto. Cleantech has no obligation or liability in connection with the administration of the Trust, or marketing of the shares. Cleantech does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Cleantech shall have no liability for any errors, omissions, or interruptions therein. Cleantech makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of shares, or any other person or entity, from the use of the Underlying Index or any data included therein. Cleantech makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the indices or any data included therein, the Fund, the Trust or the Shares. Without limiting any of the foregoing, in no event shall Cleantech have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Index or any data included therein, the Fund, the Trust or the Shares, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

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The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein, Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, exemplary, punitive, direct, indirect or consequential damages (including lost profits), however caused and on any theory of liability, whether in contract, strict liability or tort (including negligence or otherwise), resulting from the use of the Underlying Index or any data included therein, even if notified of the possibility of such damages.

The only relationship that Zacks has with the Adviser or Distributor of PowerShares Zacks Micro Cap Portfolio in connection with the Fund is that Zacks has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. Zacks has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. Zacks is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. Zacks does not have any obligation or liability in connection with the administration, marketing or trading of the Fund.

ZACKS SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEX. ZACKS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. ZACKS DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ZACKS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEX, EVEN IF ZACKS IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The only relationship that Palisades Water Index Associates has with the Adviser or Distributor of PowerShares Water Resources Portfolio in connection with PowerShares Water Resources Portfolio is that Palisades Water Index Associates has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of PowerShares Water Resources Portfolio. Palisades Water Index Associates has no obligation to take the specific needs of the Adviser, Distributor or owners of PowerShares Water Resources Portfolio into consideration in the determination and calculation of the Underlying Index. Palisades Water Index Associates is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of PowerShares Water Resources Portfolio. Palisades Water Index Associates does not have any obligation or liability in connection with the administration, marketing or trading of PowerShares Water Resources Portfolio.

PALISADES WATER INDEX ASSOCIATES SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEX. PALISADES WATER INDEX ASSOCIATES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. PALISADES WATER INDEX ASSOCIATES DOES NOT MAKE ANY WARRANTY,

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EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL PALISADES WATER INDEX ASSOCIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEX, EVEN IF PALISADES WATER INDEX ASSOCIATES IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The only relationship that FTSE has with the Adviser or Distributor of PowerShares FTSE RAFI US 1000 Portfolio or PowerShares FTSE RAFI US 1500 Small-Mid Portfolio in connection with the Funds is that FTSE has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Indexes and the name of the Underlying Indexes. The Underlying Indexes are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. FTSE has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indexes. FTSE is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. FTSE does not have any obligation or liability in connection with the administration, marketing or trading of the Funds.

FTSE SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDEXES. FTSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. FTSE DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FTSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDEXES, EVEN IF FTSE IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The only relationship that ISBC has with the Adviser or Distributor of PowerShares Aerospace and Defense Portfolio in connection with the Fund is that ISBC has licensed certain of their intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. ISBC has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. ISBC is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. ISBC does not have any obligation or liability in connection with the administration, marketing or trading of the Fund.

ISBC SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEX. ISBC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. ISBC DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ISBC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEX, EVEN IF ISBC IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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Lux's only relationship to the Adviser or Distributor of PowerShares Lux Nanotech Portfolio is the licensing of certain trademarks and trade names of Lux and of the Lux Nanotech Index TM which is determined, composed and calculated by Lux without regard to the Adviser, the Trust or the Shares. Lux has no obligation to take the needs of the Adviser or the owners of the Shares into consideration in determining, composing or calculating the Lux Nanotech Index. Lux is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Shares. Lux has no obligation or liability in connection with the administration, marketing or trading of the Shares.

LUX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE LUX NANOTECH INDEX AND/OR ANY DATA INCLUDED THEREIN. LUX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE TRUST OR ANY OWNER OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE LUX NANOTECH INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. LUX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE LUX NANOTECH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LUX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Morningstar® is the Index Provider for the Morningstar® StockInvestor Core IndexSM. There is no relationship between Morningstar® and the Distributor, the Adviser or the Trust other than a license by Morningstar® to the Adviser of certain Morningstar® trademarks and trade names, and the Morningstar® StockInvestor Core IndexSM, for use by the Distributor, the Adviser and the Trust. Such trademarks, tradenames and the Morningstar® StockInvestor Core IndexSM have been created and developed by Morningstar® without regard to the Distributor, the Adviser, the Trust, their businesses, the Funds and/or any prospective investor.

Morningstar® makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. Morningstar's® only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Morningstar® trademarks and trade names of Morningstar® and its Underlying Index, which is composed by Morningstar® without regard to the Distributor, the Adviser or the Trust.

S&P is the Index Provider for the S&P 500® High Quality Rankings Index. There is no relationship between S&P and the Distributor, the Adviser or the Trust other than a license by S&P to the Adviser of certain S&P trademarks and trade names, and the S&P 500® High Quality Rankings Index, for use by the Distributor, the Adviser and the Trust. Such trademarks, tradenames and the S&P 500® High Quality Rankings Index have been created and developed by S&P without regard to the Distributor, the Adviser, the Trust, their businesses, the Funds and/or any prospective investor.

S&P makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. S&P's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain S&P trademarks and trade names of S&P and its Underlying Index, which is composed by S&P without regard to the Distributor, the Adviser or the Trust.

The only relationship that WilderHill has with the Adviser or Distributor of PowerShares WilderHill Clean Energy Portfolio or PowerShares WilderHill Progressive Energy Portfolio in connection with the Funds is that WilderHill has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Indexes and the name of the Underlying Indexes. The Underlying Indexes are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. WilderHill has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indexes. WilderHill is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or

64

calculation of the asset value of the Funds. WilderHill has no obligation or liability in connection with the administration, marketing or trading of the Funds.

WILDERHILL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDEXES. WILDERHILL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WILDERHILL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WILDERHILL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDEXES, EVEN IF WILDERHILL IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

WilderShares makes no representation or warranty, expressed or implied, to the owners of Shares of PowerShares WilderHill Clean Energy Portfolio or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Index Provider, WilderShares' only relationship to the Adviser is WilderShares' licensing to the Adviser certain WilderShares trademarks, the Underlying Index and tradenames which are composed by WilderShares without regard to the Adviser, this product or any investor.

THERE IS NO RELATIONSHIP BETWEEN WILDERSHARES AND THE ADVISER OTHER THAN A LICENSE BY WILDERSHARES TO THE ADVISER OF CERTAIN WILDERSHARES TRADEMARKS AND TRADE NAMES, AND THE INDEX, FOR USE BY THE ADVISER. SUCH TRADEMARKS, TRADE NAMES AND INDEX HAVE BEEN CREATED AND DEVELOPED BY WILDERSHARES WITHOUT REGARD TO THE ADVISER, ITS BUSINESS, THIS PRODUCT AND/OR ANY PROSPECTIVE INVESTOR.

The only relationships that Halter Financial and Mergent® have with the Adviser or Distributor of PowerShares Golden Dragon Halter USX China Portfolio for Halter Financial and PowerShares Buyback AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio or PowerShares International Dividend AchieversTM Portfolio for Mergent®, respectively, in connection with the Funds are that Halter Financial and Mergent® have licensed certain of its intellectual property, including the determination of the component stocks of each applicable Underlying Index and the name of the Underlying Index. Each Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the respective Fund. Neither Halter Financial nor Mergent® has any obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the applicable Underlying Index. Halter Financial and Mergent® are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Neither Halter Financial nor Mergent® have any obligation or liability in connection with the administration, marketing or trading of the Funds.

NEITHER HALTER FINANCIAL NOR MERGENT® SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDEXES. HALTER FINANCIAL AND MERGENT® MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. HALTER FINANCIAL AND MERGENT® DO NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL HALTER FINANCIAL OR MERGENT® HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS)

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IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDEXES, EVEN IF HALTER FINANCIAL OR MERGENT® IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The only relationship that Dorsey Wright has with the Adviser or Distributor of PowerShares DWA Technical LeadersTM Portfolio in connection with the Fund is that Dorsey Wright has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. Dorsey Wright is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. Dorsey Wright has no obligation or liability in connection with the administration, marketing or trading of the Fund.

DORSEY WRIGHT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEX. DORSEY WRIGHT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. DORSEY WRIGHT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DORSEY WRIGHT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEX, EVEN IF DORSEY WRIGHT IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PowerShares Financial Preferred Portfolio is not sponsored, issued or advised by Wells Fargo & Company, Wells Fargo Securities, LLC or their subsidiaries and affiliates (collectively, "Wells Fargo"). Wells Fargo makes no representation or warranty, express or implied, to Fund investors or any member of the public regarding the performance of the Fund's Underlying Index or this Fund or the ability of any data supplied by Wells Fargo to track the performance of the securities referenced by the Fund's Underlying Index. Wells Fargo's only relationship to the Adviser is the licensing of certain trademarks and trade names of Wells Fargo and of the data supplied by Wells Fargo that is determined, composed and calculated by Wells Fargo without regard to this Fund or its common shares. Wells Fargo has no obligation to take the needs of the Fund into consideration when determining, composing or calculating the data. Wells Fargo has no obligation or liability in connection with the administration, marketing or trading of this Fund.

WELLS FARGO DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. WELLS FARGO MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER AND POWERSHARES FINANCIAL PREFERRED PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY WELLS FARGO OR ANY DATA INCLUDED THEREIN. WELLS FARGO MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY WELLS FARGO OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WELLS FARGO HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NYSE Arca, which acts as calculation agent for the Wells Fargo® Hybrid & Preferred Securities Financial Index, is not affiliated with the adviser or Wells Fargo and does not approve, endorse, review or recommend PowerShares Financial Preferred Portfolio; PowerShares Financial Preferred Portfolio is based on the Wells Fargo® Hybrid & Preferred Securities Financial Index, and the value of such Index is derived from sources deemed reliable, but NYSE Arca and its suppliers do not guarantee the correctness or completeness of the Index, its values or other information furnished in connection with the Index.

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NYSE ARCA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY ANY PERSON OR ENTITY FROM THE USE OF THE INDEX, TRADING BASED ON THE INDEX, OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE TRADING OF POWERSHARES FINANCIAL PREFERRED PORTFOLIO, OR FOR ANY OTHER USE. WELLS FARGO AND NYSE ARCA MAKE NO WARRANTIES, EXPRESS OR IMPLIED, AND HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN.

The only relationship that Red Rocks Capital LLC ("Red Rocks") has with the Adviser or Distributor of PowerShares Global Listed Private Equity Portfolio in connection with the Fund is that Red Rocks has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. Red Rocks has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. Red Rocks is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. Red Rocks has no obligation or liability in connection with the administration, marketing or trading of the Fund.

RED ROCKS SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEX. RED ROCKS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. RED ROCKS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RED ROCKS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEX, EVEN IF RED ROCKS IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares FTSE RAFI US 1500 Small-Mid Portfolio is not sponsored, endorsed, sold or promoted by The NASDAQ Stock Market, Inc. or its affiliates (collectively, the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio. The Corporations make no representation or warranty, express or implied to the owners of the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. The Corporations' only relationship to the PowerShares Exchange-Traded Fund Trust is as a calculation agent for the Intra-Day Portfolio Values ("IPVs") for the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio's Shares. The Corporations have no liability in connection with the administration, marketing or trading of the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY OR COMPLETENESS OF THE DATA ON WHICH THE IPV CALCULATIONS ARE BASED OR THE ACTUAL COMPUTATION OF THE VALUE OF THE IPV, NOR SHALL THE CORPORATIONS BE RESPONSIBLE FOR ANY DELAYS IN THE COMPUTATION OR DISSEMINATION OF THE IPV VALUES. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE POWERSHARES EXCHANGE-TRADED FUND TRUST, OWNERS OF THE POWERSHARES FTSE RAFI US 1500 SMALL-MID PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE IPVS OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE IPVS OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE

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ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF DAMAGES.

The RAFI® Fundamental Large Growth Index, RAFI® Fundamental Large Value Index, RAFI® Fundamental Large Core Index, RAFI® Fundamental Mid Growth Index, RAFI® Fundamental Mid Core Index, RAFI® Fundamental Mid Value Index, RAFI® Fundamental Small Growth Index, RAFI® Fundamental Small Core Index and the RAFI® Fundamental Small Value Index are trademarks of RAFI Affiliates and have been licensed for use for certain purposes by the Adviser.

RAFI Affiliates has developed and may continue to develop proprietary securities indexes created and weighted based on the patented and patent-pending proprietary intellectual property of the RAFI Affiliates (US Patent Nos. 7,620,577; 7,747,502; and 7,792,719; Patent Pending Publ. Nos. US-2007-0055598-A1, US-2008-0288416-A1, US-2010-0191628, US-2010-0262563, WO 2005/076812, WO 2007/078399 A2, WO 2008/118372, EPN 1733352, and HK1099110). "Fundamental Index®" and/or "Research Affiliates Fundamental Index®" and/or "RAFI" and/or all other RAFI Affiliates trademarks, trade names, patented and patent-pending concepts are the exclusive property of RAFI Affiliates.

PowerShares NASDAQ Internet Portfolio is not sponsored, endorsed, sold or promoted by the NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, PowerShares NASDAQ Internet Portfolio. The Corporations make no representation or warranty, express or implied to the owners of PowerShares NASDAQ Internet Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares NASDAQ Internet Portfolio particularly, or the ability of the NASDAQ Internet IndexSM to track general stock market performance.

The Corporations' only relationship to the Adviser is in the licensing of the NASDAQ® and NASDAQ Internet IndexSM trade/service marks, and certain trade names of the Corporations and the use of the NASDAQ Internet IndexSM which is determined, composed and calculated by NASDAQ OMX without regard to the Adviser or PowerShares NASDAQ Internet Portfolio. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of PowerShares NASDAQ Internet Portfolio into consideration in determining, composing or calculating the NASDAQ Internet IndexSM. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of PowerShares NASDAQ Internet Portfolio to be issued or in the determination or calculation of the equation by which PowerShares NASDAQ Internet Portfolio is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of PowerShares NASDAQ Internet Portfolio.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ INTERNET INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF POWERSHARES NASDAQ INTERNET PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ INTERNET INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ INTERNET INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Chicago Board Options Exchange, Incorporated ("CBOE") performs the calculations of the CBOE S&P 500 BuyWrite IndexSM (the "Underlying Index"). CBOE has entered into an agreement with Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc. In the agreement, CBOE has been granted the right to use the S&P 500TM Index (the "Reference Index") in calculations of the Fund's Underlying Index, and in each agreement CBOE has granted the right to the S&P to grant licenses to third parties to use the Underlying

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Index. S&P has granted a license to the Adviser to use the Underlying Index. The PowerShares CBOE S&P 500 BuyWrite Portfolio is entitled to use its Underlying Index pursuant to a sublicensing arrangement with the Adviser.

"S&P," "S&P 500" and "S&P 500TM Index", are registered trademarks of Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P) and "BuyWrite" and "CBOE" are trademarks of CBOE. These marks have been licensed by the Adviser. PowerShares S&P 500 BuyWrite Portfolio is not sponsored, endorsed, sold or promoted by S&P or CBOE, and S&P and CBOE make no representation regarding the advisability of investing in PowerShares S&P 500 BuyWrite Portfolio.

"CBOE®" is a registered trademark of CBOE and "BuyWrite" is a trademark of CBOE. CBOE S&P 500 BuyWrite IndexTM is a trademark of CBOE (except that S&P retains the rights in its trademarks embedded in such trademarks). PowerShares S&P 500 BuyWrite Portfolio is not sponsored, endorsed, sold or promoted by the CBOE and CBOE does not make any representation regarding the advisability of investing in Shares of PowerShares S&P 500 BuyWrite Portfolio. The CBOE makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly.

The Underlying Index is selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. The CBOE has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Index. The CBOE has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures, relating to the Shares. The CBOE is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. The CBOE has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. The CBOE does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the CBOE shall have no liability for any errors, omissions, or interruptions therein. The CBOE makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Index or any data included therein. The CBOE makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein, PowerShares S&P 500 BuyWrite Portfolio, the Trust or the Shares. Without limiting any of the foregoing, in no event shall the CBOE have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Index or any data included therein, PowerShares S&P 500 BuyWrite Portfolio, the Trust or the Shares, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by PowerShares S&P 500 BuyWrite Portfolio, owners of the Shares of PowerShares S&P 500 BuyWrite Portfolio or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

POWERSHARES S&P 500 BUYWRITE PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P OR THE CBOE. S&P AND CBOE MAKE NO REPRESENTATION, CONDITION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF POWERSHARES S&P 500 BUYWRITE PORTFOLIO OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN POWERSHARES S&P 500 BUYWRITE PORTFOLIO. THE UNDERLYING INDEX IS A BENCHMARK INDEX DESIGNED TO TRACK THE PERFORMANCE OF A HYPOTHETICAL BUY-WRITE STRATEGY ON THE S&P 500® INDEX. S&P'S AND CBOE'S ONLY

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RELATIONSHIP TO THE ADVISER IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF S&P, CBOE AND THE UNDERLYING INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY CBOE WITHOUT REGARD TO THE ADVISER OR POWERSHARES S&P 500 BUYWRITE PORTFOLIO. CBOE HAS NO OBLIGATION TO TAKE THE NEEDS OF THE ADVISER OR THE OWNERS OF POWERSHARES S&P 500 BUYWRITE PORTFOLIO INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE UNDERLYING INDEX. S&P AND CBOE ARE NOT RESPONSIBLE FOR, AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF POWERSHARES S&P 500 BUYWRITE PORTFOLIO TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH POWERSHARES S&P 500 BUYWRITE PORTFOLIO IS TO BE CONVERTED INTO CASH. S&P AND CBOE HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF POWERSHARES S&P 500 BUYWRITE PORTFOLIO.

CBOE SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE UNDERLYING INDEX FROM SOURCES THAT CBOE CONSIDERS RELIABLE, BUT S&P AND CBOE ACCEPT NO RESPONSIBILITY FOR, AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P AND CBOE DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. S&P AND CBOE MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY ANY PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. S&P AND CBOE MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL CONDITIONS AND WARRANTIES IMPLIED BY STATUE, GENERAL LAW OR CUSTOM, INCLUDING BUT NOT LIMITED TO WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CBOE OR S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares NASDAQ Internet Portfolio is not sponsored, endorsed, sold or promoted by The NASDAQ Stock Market, Inc. or its affiliates (collectively, the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the PowerShares NASDAQ Internet Portfolio. The Corporations make no representation or warranty, express or implied to the owners of the PowerShares NASDAQ Internet Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. The Corporations' only relationship to the PowerShares Exchange-Traded Fund Trust is as a calculation agent for the Intra-Day Portfolio Values ("IPVs") for the Shares of PowerShares NASDAQ Internet Portfolio. The Corporations have no liability in connection with the administration, marketing or trading of the PowerShares NASDAQ Internet Portfolio.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY OR COMPLETENESS OF THE DATA ON WHICH THE IPV CALCULATIONS ARE BASED OR THE ACTUAL COMPUTATION OF THE VALUE OF THE IPV, NOR SHALL THE CORPORATIONS BE RESPONSIBLE FOR ANY DELAYS IN THE COMPUTATION OR DISSEMINATION OF THE IPV VALUES. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE POWERSHARES EXCHANGE-TRADED FUND TRUST, OWNERS OF THE POWERSHARES NASDAQ INTERNET PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE IPVS OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE IPVS OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF DAMAGES.

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The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Intellidexes or Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Intellidexes or Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes or Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Intellidexes or Underlying Indexes, even if notified of the possibility of such damages.

BROKERAGE TRANSACTIONS

The policy of the Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions various brokers generally charge. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement its policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates currently do not participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, the Adviser allocates transactions in such securities among the Fund, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

The aggregate brokerage commissions paid by each Fund during the Fund's fiscal years ended April 30, 2009, 2010 and 2011 are set forth in the chart below.

	Brokerage Commissions Paid for the Fiscal Year Ended
Fund	April 30, 2009	April 30, 2010	April 30, 2011
PowerShares Aerospace & Defense Portfolio	$8,949	$13,069	$6,477
PowerShares Buyback AchieversTM Portfolio	$25,003	$4,966	$4,873
PowerShares CleantechTM Portfolio	$97,639	$40,938	$38,273
PowerShares Dividend AchieversTM Portfolio	$30,732	$12,174	$11,090
PowerShares DWA Technical LeadersTM Portfolio	$159,402	$43,702	$62,887
PowerShares Dynamic Banking Portfolio	$102,447	$25,740	$27,369
PowerShares Dynamic Basic Materials Sector Portfolio	$23,933	$14,624	$19,981
PowerShares Dynamic Biotechnology & Genome Portfolio	$328,344	$360,798	$302,027
PowerShares Dynamic Building & Construction Portfolio	$16,839	$51,266	$30,586
PowerShares Dynamic Consumer Discretionary Sector Portfolio	$25,684	$10,326	$10,997
PowerShares Dynamic Consumer Staples Sector Portfolio	$20,614	$26,174	$15,120
PowerShares Dynamic Energy Exploration & Production Portfolio	$69,326	$46,119	$32,352
PowerShares Dynamic Energy Sector Portfolio	$17,002	$22,969	$16,555
PowerShares Dynamic Financial Sector Portfolio	$12,423	$13,536	$7,942
PowerShares Dynamic Food & Beverage Portfolio	$49,681	$27,582	$52,273

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	Brokerage Commissions Paid for the Fiscal Year Ended
Fund	April 30, 2009	April 30, 2010	April 30, 2011
PowerShares Dynamic Healthcare Sector Portfolio	$67,839	$67,162	$32,972
PowerShares Dynamic Industrials Sector Portfolio	$43,864	$66,093	$14,839
PowerShares Dynamic Insurance Portfolio	$19,227	$9,987	$8,581
PowerShares Dynamic Large Cap Growth Portfolio	$153,987	$84,030	$43,865
PowerShares Dynamic Large Cap Value Portfolio	$68,243	$90,173	$62,711
PowerShares Dynamic Leisure and Entertainment Portfolio	$8,619	$14,399	$36,867
PowerShares Dynamic MagniQuant Portfolio	$33,926	$23,877	$18,818
PowerShares Dynamic Market Portfolio	$382,116	$232,135	$137,594
PowerShares Dynamic Media Portfolio	$31,961	$50,586	$92,916
PowerShares Dynamic Networking Portfolio	$4,885	$19,992	$74,399
PowerShares Dynamic Oil & Gas Services Portfolio	$259,226	$190,904	$115,212
PowerShares Dynamic OTC Portfolio	$53,029	$31,444	$22,649
PowerShares Dynamic Pharmaceuticals Portfolio	$75,538	$41,147	$11,598
PowerShares Dynamic Retail Portfolio	$17,509	$32,840	$10,531
PowerShares Dynamic Semiconductors Portfolio	$48,850	$37,834	$28,432
PowerShares Dynamic Software Portfolio	$26,174	$26,925	$33,214
PowerShares Dynamic Technology Sector Portfolio	$40,364	$31,118	$26,909
PowerShares Dynamic Utilities Portfolio	$23,124	$17,979	$18,375
PowerShares Financial Preferred Portfolio	$147,773	$10,641	$3,348
PowerShares FTSE RAFI US 1000 Portfolio	$124,630	$233,849	$54,029
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	$169,301	$207,856	$169,266
PowerShares Fundamental Pure Large Core Portfolio	$10,932	$10,917	$6,411
PowerShares Fundamental Pure Large Growth Portfolio*	N/A	N/A	N/A
PowerShares Fundamental Pure Large Value Portfolio*	N/A	N/A	N/A
PowerShares Fundamental Pure Mid Core Portfolio	$14,887	$10,061	$5,975
PowerShares Fundamental Pure Mid Growth Portfolio	$130,079	$69,543	$41,761
PowerShares Fundamental Pure Mid Value Portfolio	$42,990	$27,061	$13,827
PowerShares Fundamental Pure Small Core Portfolio	$13,535	$16,059	$10,750
PowerShares Fundamental Pure Small Growth Portfolio	$41,762	$43,333	$22,060
PowerShares Fundamental Pure Small Value Portfolio	$80,747	$95,447	$59,050
PowerShares Global Listed Private Equity Portfolio	$333,787	$400,060	$468,171
PowerShares Golden Dragon Halter USX China Portfolio	$112,493	$183,821	$118,919
PowerShares High Yield Equity Dividend AchieversTM Portfolio	$237,504	$71,356	$52,493
PowerShares International Dividend AchieversTM Portfolio	$250,222	$179,034	$134,656
PowerShares Lux Nanotech Portfolio	$177,978	$65,852	$119,512
PowerShares Morningstar StockInvestor Core Portfolio	$42,611	$25,961	$11,623
PowerShares NASDAQ Internet Portfolio	$586	$1,844	$4,484
PowerShares S&P 500 Buy Write Portfolio	$52,848	$82,208	$77,040
PowerShares S&P 500® High Quality Portfolio	$120,553	$66,290	$35,654
PowerShares Water Resources Portfolio	$477,500	$189,805	$157,449
PowerShares WilderHill Clean Energy Portfolio	$1,726,996	$1,077,074	$758,752
PowerShares WilderHill Progressive Energy Portfolio	$46,111	$33,591	$17,353
PowerShares Zacks Micro Cap Portfolio	$100,052	$92,600	$128,219

*  The Fund commenced operations after the completion of the Trust's fiscal year ended April 30, 2011. As such, the Fund did not pay any brokerage commissions for the past three fiscal years.

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ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on June 9, 2000 pursuant to a Declaration.

The Trust is authorized to issue an unlimited number of Shares in one or more series or "funds." The Trust currently offers Shares of 58 Funds. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all the Funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, the Shares of that Fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund Shares may be disclosed by the Fund if so required by law or regulation. The Trust's Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

The Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding Shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

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DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, a number of DTC Participants and the New York Stock Exchange, Inc. ("NYSE") and FINRA own DTC. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities each Fund holds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board will review periodically each Fund's proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also

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is available at no charge, upon request, by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187 or on the SEC's website at www.sec.gov.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively, the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons may engage in personal securities transactions, but must report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that a Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund principally consists of the Deposit Securities per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index or Underlying Intellidex ("Fund Securities") and the Cash Component computed as described below, plus a fixed and a variable transaction fee, as discussed below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component also is sometimes called the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit Aggregation) and the "Deposit Amount"—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange on which such Fund is listed (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

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The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities also may change in response to adjustments to the weighting or composition of the securities of the Underlying Index or Underlying Intellidex. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a "cash in lieu" amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an AP (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index, the Underlying Intellidex or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Funds.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "AP." Investors should contact the Distributor for the names of the APs that have signed a Participant Agreement. All Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor must receive all orders to create Creation Unit Aggregations no later than the closing time of the regular trading session on the NYSE, as applicable ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the Distributor must receive the order no later than 3:00 p.m., Eastern time on the trade date. With respect to in-kind creations, an AP may place a custom order where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders Using Clearing Process" and the "Placement of Creation Orders Outside Clearing Process" sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP, as applicable, in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to

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such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

For domestic securities, orders to create Creation Units of the Funds may be placed through the Clearing Process utilizing procedures applicable to domestic funds ("Domestic Funds") (see "—Placement of Creation Orders Using Clearing Process") or outside the Clearing Process utilizing the procedures applicable to domestic funds. For foreign securities orders, most will be placed outside of the clearing process utilizing the procedures applicable for foreign funds (see "—Placement of Creation Orders Outside Clearing Process—Domestic Funds" and "—Placement of Creation Orders Outside Clearing Process—Foreign Funds").

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on the Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process—Domestic Funds. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by 11:00 a.m., by the "regular way" settlement date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, by the "regular way" settlement date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., Eastern time, respectively, by the "regular way" settlement date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

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Additional transaction fees may be imposed with respect to transactions made in connection with the creation or redemption of Creation Units. (See "Creation Transaction Fee" section below.)

Placement of Creation Orders Outside Clearing Process—Foreign Funds. A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. In addition PowerShares CleantechTM Portfolio and PowerShares Global Listed Private Equity Portfolio may accept trade date minus one ("T-1") creation orders placed after the close of the listing exchange. An AP must contact the distributor to obtain approval prior to submitting a T-1 creation order. The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian.

With respect to PowerShares CleantechTM Portfolio and PowerShares Global Listed Private Equity Portfolio, the Custodian causes the sub-custodian for each Fund to maintain an account into which the AP delivers, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted cash purchase), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor's behalf by the closing time of the regular trading session on the applicable Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 11:00 a.m., Eastern time, on the contractual settlement date.

The AP must also make available no later than 11:00 a.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient for the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

In accordance with each of PowerShares CleantechTM Portfolio's and PowerShares Global Listed Private Equity Portfolio's Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Investment Adviser may change from time to time, of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 11:00 a.m., Eastern time, on the contractual settlement date.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of that Fund; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust, the Trust's Adviser or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Transfer Agent, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall any of them incur any liability for the failure to give any such notification.

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All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to BNYM regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The standard Creation Transaction Fee and the maximum Creation Transaction Fee for each Fund are set forth in the chart below.

Fund	Standard Creation Transaction Fee	Maximum Creation Transaction Fee
PowerShares Aerospace & Defense Portfolio	$500	$2,000
PowerShares Buyback AchieversTM Portfolio	$1,000	$4,000
PowerShares CleantechTM Portfolio	$1,000	$4,000
PowerShares Dividend AchieversTM Portfolio	$1,600	$6,400
PowerShares DWA Technical LeadersTM Portfolio	$500	$2,000
PowerShares Dynamic Banking Portfolio	$500	$2,000
PowerShares Dynamic Basic Materials Sector Portfolio	$500	$2,000
PowerShares Dynamic Biotechnology & Genome Portfolio	$500	$2,000
PowerShares Dynamic Building & Construction Portfolio	$500	$2,000
PowerShares Dynamic Consumer Discretionary Sector Portfolio	$500	$2,000
PowerShares Dynamic Consumer Staples Sector Portfolio	$500	$2,000
PowerShares Dynamic Energy Exploration & Production Portfolio	$500	$2,000
PowerShares Dynamic Energy Sector Portfolio	$500	$2,000
PowerShares Dynamic Financial Sector Portfolio	$500	$2,000
PowerShares Dynamic Food & Beverage Portfolio	$500	$2,000
PowerShares Dynamic Healthcare Sector Portfolio	$500	$2,000
PowerShares Dynamic Industrials Sector Portfolio	$500	$2,000
PowerShares Dynamic Insurance Portfolio	$500	$2,000
PowerShares Dynamic Large Cap Growth Portfolio	$500	$2,000
PowerShares Dynamic Large Cap Value Portfolio	$500	$2,000
PowerShares Dynamic Leisure and Entertainment Portfolio	$500	$2,000
PowerShares Dynamic MagniQuant Portfolio	$1,000	$4,000
PowerShares Dynamic Market Portfolio	$500	$2,000
PowerShares Dynamic Media Portfolio	$500	$2,000
PowerShares Dynamic Networking Portfolio	$500	$2,000
PowerShares Dynamic Oil & Gas Services Portfolio	$500	$2,000
PowerShares Dynamic OTC Portfolio	$500	$2,000
PowerShares Dynamic Pharmaceuticals Portfolio	$500	$2,000
PowerShares Dynamic Retail Portfolio	$500	$2,000
PowerShares Dynamic Semiconductors Portfolio	$500	$2,000
PowerShares Dynamic Software Portfolio	$500	$2,000
PowerShares Dynamic Technology Sector Portfolio	$500	$2,000
PowerShares Dynamic Utilities Portfolio	$500	$2,000
PowerShares Financial Preferred Portfolio	$500	$2,000
PowerShares FTSE RAFI US 1000 Portfolio	$500	$2,000

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Fund	Standard Creation Transaction Fee	Maximum Creation Transaction Fee
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	$500	$2,000
PowerShares Fundamental Pure Large Core Portfolio	$500	$2,000
PowerShares Fundamental Pure Large Growth Portfolio	$500	$2,000
PowerShares Fundamental Pure Large Value Portfolio	$500	$2,000
PowerShares Fundamental Pure Mid Core Portfolio	$500	$2,000
PowerShares Fundamental Pure Mid Growth Portfolio	$500	$2,000
PowerShares Fundamental Pure Mid Value Portfolio	$500	$2,000
PowerShares Fundamental Pure Small Core Portfolio	$500	$2,000
PowerShares Fundamental Pure Small Growth Portfolio	$500	$2,000
PowerShares Fundamental Pure Small Value Portfolio	$500	$2,000
PowerShares Global Listed Private Equity Portfolio	$500	$2,000
PowerShares Golden Dragon Halter USX China Portfolio	$500	$2,000
PowerShares High Yield Equity Dividend AchieversTM Portfolio	$500	$2,000
PowerShares International Dividend AchieversTM Portfolio	$500	$2,000
PowerShares Lux Nanotech Portfolio	$500	$2,000
PowerShares Morningstar StockInvestor Core Portfolio	$500	$2,000
PowerShares NASDAQ Internet Portfolio	$500	$2,000
PowerShares S&P 500 BuyWrite Portfolio	$2,500	$10,000
PowerShares S&P 500® High Quality Portfolio	$500	$2,000
PowerShares Water Resources Portfolio	$500	$2,000
PowerShares WilderHill Clean Energy Portfolio	$500	$2,000
PowerShares WilderHill Progressive Energy Portfolio	$500	$2,000
PowerShares Zacks Micro Cap Portfolio	$2,000	$8,000

Redemption of Shares in Creation Unit Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Custodian and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the relevant Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are permitted or required for a Fund, the redemption proceeds for a Creation Unit Aggregation principally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which

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trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional charge of up to four times the fixed transaction fee for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an AP to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for each Fund are the same as the creation transaction fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process—Domestic Funds. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of a Fund, which delivery must be made through DTC and the Cash Redemption Amount, if any owed to a Fund, to the Custodian no later than 11:00 a.m., Eastern time on the contractual settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities that are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

In the event that the number of Shares is insufficient on the contractual settlement date, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by such the AP's delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The AP's agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

Placement of Redemption Orders Outside Clearing Process—Foreign Funds. A standard order for redemption must be received by 4:00 p.m., Eastern time, for redemptions of Shares. In the case of custom

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redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. In addition PowerShares CleantechTM Portfolio and PowerShares Global Listed Private Equity Portfolio may accept T-1 redemption orders placed after the close of the listing exchange. An AP must contact the distributor prior to submitting a T-1 redemption order. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and PowerShares CleantechTM Portfolio and PowerShares Global Listed Private Equity Portfolio (whether or not they otherwise permit cash redemptions) each reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

The delivery of Fund Securities to redeeming investors generally will be made within three Business Days. However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See "Regular Holidays" for a list of the local holidays in the foreign countries relevant to the Funds.

A redeeming Beneficial Owner, or AP acting on behalf of such Beneficial Owner, when taking delivery of Shares of Fund Securities upon redemption of Shares of the Funds must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

In the event that the number of Shares is insufficient on trade date plus one, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by such the AP's delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The AP's agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant no later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Trust, i.e., the Business Day on which Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund also, in its sole discretion, upon request of a shareholder, may provide such redeemer a

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portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The AP may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

Regular Holidays. PowerShares CleantechTM Portfolio and PowerShares Global Listed Private Equity Portfolio generally intend to effect deliveries of Creation Units and Portfolio Securities on a basis of "T" plus three Business Days (i.e., days on which the NYSE is open). Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Funds. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

The dates in calendar year 2011 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

ABU DHABI

February 15	August 30	November 7

June 28	August 31	November 8

June 29	September 1

August 29	November 6

ARGENTINA

March 7	April 21	August 15	December 9

March 8	April 22	October 10

March 24	May 25	November 28

March 25	June 20	December 8

AUSTRALIA

January 3	April 25	June 13	December 26

January 26	April 26	August 1	December 27

March 14	May 2	October 3

April 22	June 6	November 1

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AUSTRIA

January 6	June 13	November 1

April 22	June 23	December 8

April 25	August 15	December 26

June 2	October 26	December 30

BAHRAIN

January 2	August 31	November 8	December 18

February 26	September 1	November 27	December 19

May 1	November 6	December 4

August 30	November 7	December 5

BANGLADESH

February 16	May 17	August 30	November 8

February 21	July 17	August 31	December 6

March 17	August 15	September 1	December 16

March 26	August 22	October 6

April 14	August 26	November 6

May 1	August 28	November 7

BELGIUM

April 22

April 25

December 26

BERMUDA

January 3	June 20	September 5	December 27

April 22	July 28	November 11

May 24	July 29	December 26

BOSNIA-HERZEGOVINA

January 3	January 7	May 2	November 25

January 4	March 1	May 9

January 5	April 22	August 30

January 6	April 25	November 21

BOTSWANA

January 2	April 25	July 18	December 26

January 3	May 2	July 19	December 27

April 22	June 2	September 30

April 23	July 1	October 1

BRAZIL

January 25	March 9	June 23	November 2

March 7	April 21	September 7	November 15

March 8	April 22	October 12	December 30

BULGARIA

March 3	April 25	May 24	September 22

March 4	May 6	September 5	September 23

April 22	May 23	September 6	December 26

CANADA

January 3	April 25	August 1	November 11

February 21	May 23	September 5	December 26

April 22	July 1	October 10	December 27

CHILE

April 22	September 19	November 1

June 27	October 10	December 8

August 15	October 31

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CHINA

January 3	April 4	July 1	October 6

January 17	April 5	July 4	October 7

February 2	April 22	September 5	October 10

February 3	April 25	September 12	November 11

February 4	May 2	September 13	November 24

February 7	May 10	October 3	December 26

February 8	May 30	October 4	December 27

February 21	June 6	October 5

COLOMBIA

January 10	June 6	August 7	November 14

March 21	June 27	August 15	December 8

April 21	July 4	October 17

April 22	July 20	November 7

COSTA RICA

April 11	July 25	September 15

April 21	August 2	October 17

April 22	August 15

CROATIA

January 6	June 23	November 1

April 25	August 5	December 26

June 22	August 15

CYPRUS

January 6	April 1	April 26	October 28

March 7	April 22	June 13	December 26

March 25	April 25	August 15

CZECH REPUBLIC

April 25	September 28	December 26

July 5	October 28

July 6	November 17

DENMARK

April 21	May 20	June 13

April 22	June 2	December 26

April 25	June 3

DUBAI

February 15	August 29	September 1	November 8

June 28	August 30	November 6

June 29	August 31	November 7

DUBLIN

January 3

ECUADOR

March 7	May 1	August 10	December 6

March 8	May 24	November 2

April 15	July 25	November 3

EGYPT

January 7	April 24	August 31	November 6

January 25	April 25	September 1	November 7

February 15	May 1	October 6	November 8

85

ESTONIA

February 24	May 2	December 26

April 22	June 23

April 25	June 24

FINLAND

January 6	April 25	December 6

January 21	June 2	December 26

April 22	June 24

FRANCE

April 22

April 25

December 26

GERMANY

April 22

April 25

December 26

GHANA

April 22	July 1	December 2

April 25	August 31	December 26

May 25	September 21	December 27

GREECE

January 6	April 22	August 15

March 7	April 25	October 28

March 25	June 13	December 26

HONG KONG

February 3	April 25	July 1	December 27

February 4	May 2	September 13

April 5	May 10	October 5

April 22	June 6	December 26

HUNGARY

March 14	April 25	November 1

March 15	June 13	November 5

March 19	October 31	December 26

ICELAND

April 21	June 2	August 1

April 22	June 13	December 26

April 25	June 17

INDONESIA

February 3	June 2	August 30	December 26

February 15	June 29	August 31

April 22	August 17	September 1

May 17	August 29	September 2

IRELAND

April 22	October 31

April 25	December 26

August 1	December 27

ISRAEL

March 20	May 9	August 9	October 20

April 19	May 10	September 29

April 25	June 8	October 13

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ITALY

April 22

April 25

IVORY COAST

April 25	June 13	November 1

May 2	August 8	November 15

June 2	August 15

JAMAICA

March 9	May 23	December 26

April 22	August 1	December 27

April 25	October 17

JAPAN

January 3	April 29	July 18	November 3

January 10	May 3	September 19	November 23

February 11	May 4	September 23	December 23

March 21	May 5	October 10

JORDAN

February 15	August 31	November 8

May 1	September 1	November 9

May 25	November 6	December 25

August 30	November 7	December 27

KAZAKHSTAN

January 3	March 22	July 6

January 7	March 23	August 30

March 8	May 2	December 16

March 21	May 9	December 19

KENYA

April 22	August 31	December 26

April 25	October 20	December 27

June 1	December 12

KUWAIT

January 2	August 31	November 8

February 15	September 1	November 9

June 28	November 7	November 10

LATVIA

April 22	June 2	November 18

April 25	June 23	December 26

May 4	June 24

LEBANON

January 6	March 25	August 30	November 22

February 9	April 22	August 31	December 5

February 15	August 15	November 2

LITHUANIA

February 16	June 24	October 31

March 11	July 6	November 1

April 25	August 15	December 26

LUXEMBOURG

April 22	June 13	November 1

April 25	June 23	December 26

June 2	August 15

87

MALAYSIA

January 20	February 15	August 31	November 7

February 1	May 2	September 1	November 28

February 3	May 17	September 16	December 26

February 4	August 30	October 26

MALTA

February 10	April 25	August 15	December 8

March 31	June 7	September 8	December 13

April 22	June 29	September 21	December 26

MEXICO

February 7	April 22	November 21

March 21	September 16	December 12

April 21	November 2

MOROCCO

January 11	August 31	November 8

February 16	September 1	November 18

February 17	November 7

NAMIBIA

March 21	May 2	June 2	December 27

April 22	May 4	August 26

April 25	May 25	December 26

NETHERLANDS

April 22

April 25

December 26

NEW ZEALAND

January 3	June 6	December 27

April 22	October 24

April 25	December 26

NIGERIA

February 15	May 2	August 31	December 27

April 22	May 27	November 7

April 25	May 30	December 26

NORWAY

April 21	May 17	December 26

April 22	June 2

April 25	June 13

OMAN

February 15	August 31	November 26	.

June 28	November 6

July 23	November 7

PAKISTAN

February 16	August 1	September 2	December 6

February 17	August 30	November 7	December 7

March 23	August 31	November 8	December 8

July 1	September 1	November 9

PALESTINE AUTONOMOUS AREA

February 15	August 31	November 6	November 15

May 1	September 1	November 8	December 25

August 30	November 5	November 9	December 27

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PERU

April 22	July 28	November 1

April 24	July 29	December 8

June 29	August 30

PHILIPPINES

April 11	May 2	August 29	November 30

April 21	June 13	November 1	December 30

April 22	August 22	November 28

POLAND

January 6	May 3	November 1

April 22	June 23	November 11

April 25	August 15	December 26

PORTUGAL

April 22

April 25

December 26

QATAR

January 1	August 31	November 7

March 6	September 1	November 8

August 30	November 6	December 18

ROMANIA

April 25	December 1

June 13	December 26

August 15

SAUDI ARABIA

August 29	September 3	November 6	November 10

August 30	September 4	November 7

August 31	September 24	November 8

September 1	November 5	November 9

SERBIA

January 3	April 22	May 3

January 7	April 25

February 15	May 2

SINGAPORE

February 3	May 2	August 30	December 26

February 4	May 17	October 26

April 22	August 9	November 7

SLOVAKIA

January 6	July 5	September 15	December 26

April 22	August 29	November 1

April 25	September 1	November 17

SLOVENIA

February 8	April 27	October 31

April 22	May 2	November 1

April 25	August 15	December 26

SOUTH AFRICA

March 21	April 27	August 9

April 22	May 2	December 16

April 25	June 16	December 26

89

SOUTH KOREA

February 2	March 1	August 15	October 3

February 3	May 5	September 12	December 30

February 4	May 10	September 13

SPAIN

April 22

SRI LANKA

January 19	April 13	May 18	October 26

February 4	April 14	June 15	November 10

February 16	April 22	July 14	December 26

February 17	May 2	August 31

March 2	May 17	October 11

SWAZILAND

April 19	June 2	September 6

April 22	July 6	December 26

April 25	July 22

SWEDEN

January 6	June 2	December 26

April 22	June 6

April 25	June 24

SWITZERLAND

April 22	June 13

April 25	August 1

June 2	December 26

TAIWAN

February 2	February 7	April 5	September 12

February 3	February 28	May 2	October 10

February 4	April 4	June 6

THAILAND

January 3	April 14	May 16	August 12

February 18	April 15	May 17	October 24

April 6	May 2	July 1	December 5

April 13	May 5	July 15	December 12

TRINIDAD & TOBAGO

February 7	April 22	June 20	August 31

February 8	April 25	June 23	October 26

March 30	May 30	August 1	December 26

TUNISIA

February 15

March 21

July 25

August 30

TURKEY

May 19	August 31	November 7

August 29	September 1	November 8

August 30	October 28	November 9

UGANDA

January 26	April 25	August 31

March 8	June 3	December 26

April 22	June 9	December 27

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UKRAINE

January 3	April 25	May 9	August 24

January 7	May 2	June 13

March 8	May 3	June 28

UNITED KINGDOM

January 3	April 25	May 30

January 17	April 29	August 29

April 22	May 2	December 26

UNITED STATES

January 17	July 4	November 11

February 21	September 5	November 24

May 30	October 10	December 26

URUGUAY

March 7	April 22	August 25

March 8	May 16	October 10

April 21	July 18	November 2

VENEZUELA

January 10	April 21	June 27	October 12

March 7	April 22	July 4	October 31

March 8	June 6	July 5	December 12

April 19	June 24	August 15

VIETNAM

January 3	February 2	February 7	May 2

January 31	February 3	April 11	May 3

February 1	February 4	April 12	September 2

ZAMBIA

March 8	May 2	July 5	December 26

April 22	May 25	August 1

April 25	July 4	October 24

ZIMBABWE

April 18	May 2	August 9

April 22	May 25	December 22

April 25	August 8	December 26

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2011*

	Trade Date	Settlement Date	Number of Days to Settle
Austria	4/19	4/27	8
	4/20	4/28	8
	4/21	4/29	8
China	1/26	2/10	15
	1/27	2/11	15
	1/28	2/14	17
	4/27	5/9	12
	4/28	5/10	12
	4/29	5/11	12
	9/28	10/11	13
	9/29	10/12	13
	9/30	10/13	13
Indonesia	8/24	9/5	12
	8/25	9/6	12
	8/26	9/7	12

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	Trade Date	Settlement Date	Number of Days to Settle
Ireland	12/21	12/29	8
	12/22	12/30	8
	12/23	1/3/12	11
Japan	4/27	5/6	9
	4/28	5/9	11
	5/2	5/10	8
Malaysia	1/26	2/7	12
	1/27	2/8	12
	1/28	2/9	12
	8/24	9/2	9
	8/25	9/5	11
	8/26	9/6	11
South Africa	3/14	3/22	8
	3/15	3/23	8
	3/16	3/24	8
	3/17	3/25	8
	3/18	3/28	10
	4/15	4/26	11
	4/18	4/28	10
	4/19	4/29	10
	4/20	5/3	13
	4/21	5/4	13
	4/26	5/5	9
	4/28	5/6	8
	4/29	5/9	10
	6/9	6/17	8
	6/10	6/20	10
	6/13	6/21	8
	6/14	6/22	8
	6/15	6/23	8
	8/2	8/10	8
	8/3	8/11	8
	8/4	8/12	8
	8/5	8/15	10
	8/8	8/16	8
	12/9	12/19	10
	12/12	12/20	8
	12/13	12/21	8
	12/14	12/22	8
	12/15	12/23	8
	12/19	12/27	8
	12/20	12/28	8
	12/21	12/29	8
	12/22	12/30	8
	12/23	1/3/12	11
	12/27	1/4/12	8
	12/28	1/5/12	8
	12/29	1/6/12	8
	12/30	1/9/12	10
Spain	4/18	4/26	8
	4/19	4/27	8
	4/20	4/28	8
Taiwan	1/28	2/8	11
	1/29	2/9	11

*  Holidays are subject to change without further notice.

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The chart below describes in further detail the placement of creation and redemption orders through the NSCC and outside the Clearing Process.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Deposit Securities must be received by the Fund's account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities.	No action.	1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund's account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Orders Custodian.	No action.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

93

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Redemption Outside NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	11:00 a.m. (ET)
Fund Shares must be delivered through DTC to the Custodian.
2:00 p.m. (ET)
Cash Component, if any, is due.
		*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.	No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET)
Fund Shares must be delivered through DTC to the Custodian.
2:00 p.m. (ET)
Cash Component, if any, is due.
		*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.	No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

TAXES

Each Fund intends to continue to qualify for and to elect to be treated as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) to its shareholders and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

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Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year and any undistributed amounts from the prior year plus 98.2% of its net capital gains for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Each Fund may make investments that are subject to special U.S. federal income tax rules, such as investments in structured notes, swaps, options, futures contracts and non-U.S. corporations classified as "passive foreign investment companies." Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by each Fund. The Funds may need to borrow money or dispose of some of their investments earlier than anticipated in order to meet their distribution requirements.

Distributions from a Fund's net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, are generally taxable as ordinary income. Distributions reinvested in additional Shares of a Fund through the means of a dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

Dividends declared by the Funds in October, November or December and paid to shareholders of record of such months during the following January may be treated as having been received by such shareholders in the year the distributions were declared.

Long-term capital gains of noncorporate taxpayers are generally taxed at a maximum of 15% for taxable years beginning before January 1, 2013. In addition, for these tax years, some ordinary dividends declared and paid by a Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2013, and all dividends will be taxed at ordinary income rates. Each Fund will report to shareholders annually the amounts and character of its distributions for tax purposes.

If, for any calendar year, the total distributions made exceed a Fund's current and accumulated earnings and profit, the excess will, for U.S. federal income tax purposes, be treated as a tax free return of capital to each shareholder up to the amount of the shareholder's basis in his or her Shares, and thereafter as gain from the sale of Shares. The amount treated as a tax free return of capital will reduce the shareholder's adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Shares.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as

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long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distributions of ordinary income and capital gains may also be subject to state and local taxes.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of a noncorporate shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Share and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Furthermore, for taxable years beginning before January 1, 2012 (or later date if extended by the U.S. Congress), a Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend." An interest-related dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided certain other requirements are met. A short-term capital gain dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund may be subject to certain taxes imposed by the foreign country or countries in which it invests with respect to dividends, capital gains and interest income. Under the Internal Revenue Code, if more than 50% of the value of a Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal tax purposes, to treat any foreign country's income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders. Each Fund that meets this requirement intends to make this election. For any year that a Fund makes such an election, each shareholder will be required to include in its income an amount equal to its allocable share of such taxes paid by the Fund to the foreign government and the shareholder will be entitled, subject to certain limitations, to either deduct its allocable share of such foreign income taxes in computing its taxable income or to use it as a foreign tax credit against U.S. income taxes, if any. Generally, foreign investors will be subject to an increased U.S. tax on their income resulting from a Fund's election to "pass-through" amounts of foreign taxes paid by the Fund, and will not be able to claim a credit or deduction with respect to the foreign taxes paid by the Fund treated as having been paid by them.

Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether, pursuant to the election described above, any foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate (i) such shareholder's portion of the foreign taxes paid to such country and (ii) the portion of the Fund's dividends and distributions that represents income derived from sources within such country. The amount of foreign taxes that may be credited against a shareholder's U.S. federal income tax liability generally will be limited, however, to an amount equal to the shareholder's U.S. federal income tax rate multiplied by its foreign source taxable income. For this purpose, a Fund's gains and losses from the sale of

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securities, and currency gains and losses, will generally be treated as derived from U.S. sources. In addition, this limitation must be applied separately to certain categories of foreign source income. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by a Fund. A shareholder's ability to claim a credit for foreign taxes paid by a Fund may also be limited by applicable holding period requirements.

Securities Lending. While securities are loaned out by a Fund, the Fund will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made "in lieu of" dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of federal income taxation for individuals on qualified dividends income, if otherwise available, nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made "in lieu of" dividends or interest may not qualify for the pass-through of foreign tax credits to shareholders.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

The Custodian calculates and determines the NAV per Share as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. NAV is calculated by deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board or its delegate. In determining NAV, expenses are accrued and applied daily and securities and other assets for which

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market quotations are available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price of the exchange where the security primarily is traded. Money market securities maturing in 60 days or less will be valued at amortized cost. Debt and securities not listed on an exchange normally are valued on the basis of prices provided by independent pricing services. The Adviser may use various pricing services or discontinue the use of any pricing service at any time. When price quotes are not readily available, securities will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the securities' fair value in accordance with the Trust's valuation policies and procedures approved by the Board.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when a Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid quarterly (except for the PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares Financial Preferred Portfolio, which declare and pay dividends from net investment income monthly). Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP audits the Funds' financial statements and performs other related audit services.

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FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights appearing in the Trust's Annual Report to shareholders for the fiscal year ended April 30, 2011 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Report at no charge by calling 800.983.0903 during normal business hours.

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APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

PROXY VOTING POLICY—OVERVIEW

Invesco PowerShares Capital Management LLC ("Invesco PowerShares") has adopted proxy voting policies with respect to securities owned by the exchange-traded funds ("ETFs") for which it serves as investment adviser and has the authority to vote proxies. Invesco PowerShares's proxy voting policies are designed to ensure that proxies are voted in the best interests of an ETF. With respect to implementation of its proxy voting policies, Invesco PowerShares:

1)  applies its proxy voting policies consistently;

2)  documents the reasons for voting;

3)  maintains records of voting activities; and

4)  monitors to ensure voting recommendations of an independent service provider are in the best interests of shareholders.

Proxy Voting

Invesco PowerShares has retained Glass Lewis & Co. to provide in-depth proxy research and has retained Broadridge to provide vote execution and the recordkeeping services necessary for tracking proxy voting for the ETFs. Invesco PowerShares intends to vote according to Glass Lewis & Co.'s voting recommendations. Glass Lewis & Co. specializes in providing a variety of fiduciary-level services related to proxy voting. Please see Exhibit A, Glass Lewis & Co. Proxy Paper Policy Guidelines—An Overview of the Glass Lewis Approach to Proxy Advice 2008 Proxy Season.

Share blocking

Invesco PowerShares may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an ETF's portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant vote.

Special Policy

With respect to the PowerShares Global Listed Private Equity Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Lux Nanotech Portfolio and PowerShares Senior Loan Portfolio, the Adviser will vote proxies in accordance with Section 12(d)(1)(E), which requires that the Adviser vote the shares in the portfolio of the PowerShares Global Listed Private Equity Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Lux Nanotech Portfolio and PowerShares Senior Loan Portfolio in the same proportion as the vote of all other holders of such security.

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